                                              1933 Act Registration No. 33-12911
                                              1940 Act Registration No. 811-5075

   As filed with the Securities and Exchange Commission on December 23, 2004.

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

                      REGISTRATION STATEMENT UNDER THE      [X]
                             SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.        [ ]

                       Post-Effective Amendment No. 54      [X]

                                     and/or

                      REGISTRATION STATEMENT UNDER THE      [X]
                         INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 56              [X]

                        (Check appropriate box or boxes)

                              THRIVENT MUTUAL FUNDS
               (Exact name of registrant as specified in charter)

                             625 FOURTH AVENUE SOUTH
                          MINNEAPOLIS, MINNESOTA 55415
               (Address of Principal Executive Offices)(Zip Code)

       Registrant's Telephone Number, including Area Code: (612) 340-7005

                                  JOHN C. BJORK
                              THRIVENT MUTUAL FUNDS
                             625 FOURTH AVENUE SOUTH
                           MINNEAPOLS, MINNESOTA 55415
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offerings: Continuous

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b):
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[X]  on February 28, 2005 pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

[LOGO] Thrivent Investment Management(R)

       Thrivent Mutual Funds

[Photo Here]

                                                                      Prospectus
                                                            Class A and B Shares

                                                               February 28, 2005

--------------------------------------------------------------------------------

Thrivent Technology Fund                    Thrivent Large Cap Stock Fund
Thrivent Partner Small Cap Value Fund       Thrivent Large Cap Index Fund
Thrivent Small Cap Stock Fund               Thrivent Balanced Fund
Thrivent Small Cap Index Fund               Thrivent High Yield Fund
Thrivent Mid Cap Growth Fund                Thrivent High Yield Fund II
Thrivent Mid Cap Stock Fund                 Thrivent Municipal Bond Fund
Thrivent Mid Cap Index Fund                 Thrivent Income Fund
Thrivent Partner International Stock Fund   Thrivent Core Bond Fund
Thrivent Large Cap Growth Fund              Thrivent Limited Maturity Bond Fund
Thrivent Large Cap Value Fund               Thrivent Money Market Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Shares of Thrivent Mutual Funds are not deposits or other obligations of Thrivent Financial Bank or any other bank, or insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency. Shares of Thrivent Mutual Funds are subject to investment risk, including possible loss of the principal amount invested.

Table of Contents

--------------------------------------------------------------------------------


                                                                    PAGE
        Thrivent Technology Fund...................................    2
        Thrivent Partner Small Cap Value Fund......................    4
        Thrivent Small Cap Stock Fund..............................    6
        Thrivent Small Cap Index Fund..............................    8
        Thrivent Mid Cap Growth Fund...............................   10
        Thrivent Mid Cap Stock Fund................................   12
        Thrivent Mid Cap Index Fund................................   14
        Thrivent Partner International Stock Fund..................   16
        Thrivent Large Cap Growth Fund.............................   20
        Thrivent Large Cap Value Fund..............................   22
        Thrivent Large Cap Stock Fund..............................   24
        Thrivent Large Cap Index Fund..............................   26
        Thrivent Balanced Fund.....................................   28
        Thrivent High Yield Fund...................................   30
        Thrivent High Yield Fund II................................   32
        Thrivent Municipal Bond Fund...............................   34
        Thrivent Income Fund.......................................   36
        Thrivent Core Bond Fund....................................   38
        Thrivent Limited Maturity Bond Fund........................   40
        Thrivent Money Market Fund.................................   42
        Management, Organization and Capital Structure.............   44
            Disclosure of Portfolio Holdings.......................   44
            Investment Adviser.....................................   44
            Advisory Fees..........................................   44
            Portfolio Management...................................   44
            Personal Securities Investments........................   46
            Standard & Poor's Trademarks...........................   46
        Shareholder Information....................................   47
            Pricing Funds' Shares..................................   47
            Class A Shares.........................................   48
            Class B Shares.........................................   49
            Ways to Eliminate or Reduce the Initial Sales Charges..   49
            Rule 12b-1 Fees........................................   49
            Buying Shares..........................................   49
            Redeeming Shares.......................................   52
            VISA CheckCard.........................................   53
            Exchanging Shares Between Funds........................   53
            Transaction Confirmations..............................   54
            Accounts With Low Balances.............................   54
            Abusive Trading Policies and Monitoring Processes......   54
        Distributions..............................................   55
            Dividends..............................................   55
            Capital Gains..........................................   55
            Distribution Options...................................   55
        OPTIMUM(R) Account.........................................   56
        Taxes......................................................   56
            General................................................   56
            Thrivent Partner International Stock Fund..............   56
            Thrivent Municipal Bond Fund...........................   57
        Other Securities and Investment Practices..................   57
        Financial Highlights.......................................   59

Thrivent Technology Fund
                                                                 Class A--AATSX
                                                                 Class B--BBTSX


--------------------------------------------------------------------------------

Investment Objective

Thrivent Technology Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Strategies


Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in common stocks of technology companies. Technology companies include the following industries: information technology, telecommunications services, computer and electronics retail, internet retail, biotechnology, healthcare equipment, aerospace and defense, data processing services and media. The Fund's investment adviser focuses on equity securities of U.S. technology companies that have a strong potential for future growth. These companies typically provide little or no dividend. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in technology stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change. While stocks may be purchased without regard to market capitalization, the investment adviser focuses on large and medium-sized companies. Although market capitalizations are constantly changing, as of September 30, 2004, large and medium-sized companies had market capitalizations of at least $11.6 billion according to Lipper, Inc.


The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The investment adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.

The investment adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.


Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.


Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of technology securities historically have been more volatile than other securities, especially over the short term.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.


The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and



Defining


Terms


Fundamental analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings and financial structure.

Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital and the historical and projected patterns of sales, costs and profitability.

Technical analysis generally involves studying trends and movements in a security's price, trading volume and other market-related factors in an attempt to discern patterns.

after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.


The Fund commenced operations on July 1, 2000. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.



                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)

                         '01      '02      '03      '04
                       -------  -------  -------  -------
                       -37.08%  -43.07%   51.77%

Best Quarter:  Q4'01 +32.33%
Worst Quarter: Q3'01 -39.39%


                 AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDED DECEMBER 31, 2004)
                                                       Since
                                                     Inception
                                                      of Fund
Thrivent Technology Fund                    1 Year   (07/01/00)
---------------------------------------------------------------
Class A (before taxes)
---------------------------------------------------------------
Class A (after taxes on distributions)
---------------------------------------------------------------
Class A (after taxes on distributions and
redemptions)
---------------------------------------------------------------
Class B
---------------------------------------------------------------
Goldman Sachs Technology Industry Composite
Index/1/
---------------------------------------------------------------


/1/The Goldman Sachs Technology Industry Composite Index is a modified capitalization-weighted index of selected technology stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund/1/.


SHAREHOLDER FEES                          CLASS A  CLASS B
(fees paid directly from your investment) SHARES   SHARES
                                                   -------
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)                             5.50%   None
----------------------------------------------------------
 Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value at
 time of purchase or redemption,
 whichever is lower)                      1.00%/2/  5.00%
----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from     CLASS A CLASS B
Fund assets)                         SHARES  SHARES
Management Fees                       0.75%   0.75%
----------------------------------------------------
Distribution (12b-1) Fees             0.25%   1.00%
----------------------------------------------------
Other Expenses
----------------------------------------------------
Total Annual Fund Operating Expenses
----------------------------------------------------



/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see "Shareholder Information." In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire. See "Shareholder Information--Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.



EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Technology Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------

Thrivent Partner Small Cap Value Fund
                                                                 Class A--AALVX
                                                                 Class B--BBSVX

--------------------------------------------------------------------------------

Investment Objective

Thrivent Partner Small Cap Value Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

Principal Strategies


Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. The Fund's subadviser focuses mainly on the stocks of smaller U.S. companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000 Index. Although market capitalizations are constantly changing, as of September 30, 2004, the largest companies included in the Index have market capitalizations of less than $2.9 billion. The Fund will not sell a stock just because the company has grown to a market capitalization outside the range. Should the subadviser determine that the Fund would benefit from reducing the percentage of its assets invested in small company stocks from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.


The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Fund ordinarily invests in equity securities of small companies that the subadviser believes are undervalued. A company's securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. The subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. The Fund's subadviser considers these factors, among others, in choosing companies:

.. low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company's peers, or its own historic norm;
.. low stock price relative to a company's underlying asset values;
.. above-average dividend yield relative to a company's peers or its own historic norm;
.. a plan to improve the business through restructuring; and .. a sound balance sheet and other positive financial characteristics.

The subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

The subadviser uses fundamental research techniques to determine what securities to buy and sell. (Fundamental analysis is described on page 2.)

Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.


Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.


Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic values or if value stocks are out of favor.


Small Cap Risk. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and have less experienced management and financial resources. Such companies seldom pay significant dividends that could cushion returns in a falling market.


Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the subadviser in assessing the potential of the securities in which the Fund invests. The subadviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Partner Small Cap Value Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.


The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on July 17, 2001. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.




                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)

                              '02      '03      '04
                            -------  -------  -------
                            -15.39%   47.54%

Best Quarter:  Q2'03 +21.75%
Worst Quarter: Q3'02 -20.81%


                AVERAGE ANNUAL TOTAL RETURNS
             (PERIODS ENDING DECEMBER 31, 2004)
                                                     Since
                                                   Inception
                                                    of Fund
Thrivent Partner Small Cap Value Fund     1 Year   (07/17/01)
-------------------------------------------------------------
Class A (before taxes)
-------------------------------------------------------------
Class A (after taxes on distributions)
-------------------------------------------------------------
Class A (after taxes on distributions and
redemptions)
-------------------------------------------------------------
Class B
-------------------------------------------------------------
Russell 2000 Value Index/1/                          N/A/2/
-------------------------------------------------------------





/1/The Russell 2000 Value Index measures the performance of small cap value stocks. The Index does not reflect deductions for fees, expenses or taxes.


/2/Performance information for the Russell 2000 Value Index is not available for the time period shown in the table.


Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund./1 /



SHAREHOLDER FEES                          CLASS A CLASS B
(fees paid directly from your investment) SHARES  SHARES
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)                                    None
---------------------------------------------------------
 Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value at
 time of purchase or redemption,
 whichever is lower)                               5.00%
---------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from     CLASS A CLASS B
Fund assets)                         SHARES  SHARES
Management Fees                       0.70%   0.70%
----------------------------------------------------
Distribution (12b-1) Fees             0.25%   1.00%
----------------------------------------------------
Other Expenses
----------------------------------------------------
Total Annual Fund Operating Expenses
----------------------------------------------------



/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see "Shareholder Information." In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire. See "Shareholder Information--Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.



EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------

Thrivent Small Cap Stock Fund
                                                                 Class A--AASMX
                                                                 Class B--BBSMX

--------------------------------------------------------------------------------

Investment Objective

Thrivent Small Cap Stock Fund seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

Principal Strategies


Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. The Fund's investment adviser focuses mainly in the stocks of smaller U.S. companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index or the Russell 2000 Index. Although market capitalizations are constantly changing, as of September 30, 2004, those indexes included companies with market capitalizations less than $3.5 billion. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small company stocks from 80% to a lesser amount, we will notify you at least 60 days prior to of such a change.


The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical analysis are described on page 2.) The investment adviser looks for small companies that, in its opinion:


.. have an improving fundamental outlook;

.. have capable management; and
.. are financially sound.

The investment adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.


The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.


The Fund commenced operations on July 1, 1996. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were designated as Class A shares. The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)

      '97      '98      '99      '00      '01      '02      '03      '04
    -------  -------  -------  -------  -------  -------  -------  -------
     16.85%   -2.49%   13.16%   17.86%    9.05%  -21.72%   40.18%


Best Quarter:  Q4 '01 +22.78%
Worst Quarter: Q3 '98 -21.33%


                   AVERAGE ANNUAL TOTAL RETURNS
                 (PERIOD ENDED DECEMBER 31, 2004)
                                              Since        Since
                                            Inception    Inception
Thrivent Small Cap Stock                     of Fund     of Class B
Fund                     1 Year   5 Years   (07/01/96)   (01/08/97)
-------------------------------------------------------------------
Class A (before taxes)                                      N/A
-------------------------------------------------------------------
Class A (after taxes on
distributions)                                              N/A
-------------------------------------------------------------------
Class A (after taxes on
distributions and
redemptions)                                                N/A
-------------------------------------------------------------------
Class B                                        N/A
-------------------------------------------------------------------
Russell 2000 Index/1/                         N/A/2/       N/A/2/
-------------------------------------------------------------------





/1/The Russell 2000 Index measures the performance of small cap stocks. The
   Index does not reflect deductions for fees, expenses or taxes.


/2/Performance information for the Russell 2000 Index is not available for the time period shown in the table.


Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund./1/


SHAREHOLDER FEES                          CLASS A  CLASS B
(fees paid directly from your investment) SHARES   SHARES
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)                             5.50%   None
----------------------------------------------------------
 Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value at
 time of purchase or redemption,
 whichever is lower)                      1.00%/2/  5.00%
----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from     CLASS A CLASS B
Fund assets)                         SHARES  SHARES
Management Fees                       0.68%   0.68%
----------------------------------------------------
Distribution (12b-1) Fees             0.25%   1.00%
----------------------------------------------------
Other Expenses
----------------------------------------------------
Total Annual Fund Operating Expenses
----------------------------------------------------



/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see "Shareholder Information." In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire. See "Shareholder Information--Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.



EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------

Thrivent Small Cap Index Fund
                                                                 Class A--AALSX

--------------------------------------------------------------------------------

Investment Objective

Thrivent Small Cap Index Fund seeks capital growth that tracks the performance of the S&P SmallCap 600 Index, by investing primarily in common stocks of the Index.

Principal Strategies


Under normal circumstances, the Fund invests substantially all of its assets (more than 80%) in all of the small company common stocks included in the S&P SmallCap 600 Index in the proportions in which they are represented in the Index. Although market capitalizations are constantly changing, as of September 30, 2004, that index included companies with market capitalizations less than $3.6 billion. This is a passively managed Fund, which means that the Fund's investment adviser does not choose the securities that make up the Fund. The S&P SmallCap 600 Index is a capitalization-weighted index comprised of 600 domestic small capitalization stocks chosen for market size, liquidity, and industry representation. The Index is adjusted quarterly, and when changes to the Index occur, the investment adviser will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from the Index. For liquidity reasons, the Fund may invest, to some degree, in money market instruments. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small company common stocks from more than 80% to a lesser amount, it will notify you at least 60 days prior to such a change.


Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Loss of Principal. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.


The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The Fund commenced operations on July 1, 2000. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)

                         '01      '02      '03      '04
                       -------  -------  -------  -------
                        4.18%   -15.50%   37.17%

Best Quarter:  Q4 '01 +19.86%
Worst Quarter: Q3 '02 -18.46%


                AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDED DECEMBER 31, 2004)
                                                     Since
                                                   Inception
                                                    of Fund
Thrivent Small Cap Index Fund             1 Year   (07/01/00)
-------------------------------------------------------------
Class A (before taxes)
-------------------------------------------------------------
Class A (after taxes on distributions)
-------------------------------------------------------------
Class A (after taxes on distributions and
redemptions)
-------------------------------------------------------------
S&P SmallCap 600 Index/1/
-------------------------------------------------------------


/1/The S&P SmallCap 600 Index is an unmanaged index that represents the average performance of a group of 600 small capitalization stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund./1 /The Fund offers only Class A shares.



SHAREHOLDER FEES                                  CLASS A
(fees paid directly from your investment)         SHARES
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        5.50%
----------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value at time of purchase
or redemption, whichever is lower)                1.00%/2/
----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                    CLASS A
(expenses that are deducted from Fund assets)     SHARES
Management Fees                                      0.25%
----------------------------------------------------------
Distribution (12b-1) Fees                            0.25%
----------------------------------------------------------
Other Expenses
----------------------------------------------------------
Total Annual Fund Operating Expenses
----------------------------------------------------------
Expense Reimbursement/3/
----------------------------------------------------------
Net Expenses                                         0.95%
----------------------------------------------------------



/1/The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see "Shareholder Information." In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire. See "Shareholder Information--Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.



/3/The investment adviser has contractually agreed, through at least February
   28, 2006, to reimburse certain expenses (including management fees) associated with operating the Fund in order to limit the net operating expenses to an annual rate of 0.95% of the average daily net assets of the Fund.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Thrivent Mid Cap Growth Fund
                                                                 Class A--LBMGX
                                                                 Class B--LUGBX

--------------------------------------------------------------------------------

Investment Objective

Thrivent Mid Cap Growth Fund seeks long-term growth of capital.

Principal Strategies


Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. The Fund's investment adviser focuses mainly on stocks of mid-sized U.S. companies which have market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Mid Cap Growth Index or the S&P Mid Cap 400/Barra Growth Index at the time of the Fund's investment. Although market capitalizations are constantly changing, as of September 30, 2004, those Indexes included companies with market capitalization between $255 million and $14.9 billion. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.


The Fund's investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical analysis are described on page 2.) The investment adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.


Principal Risks


The Fund is subject to the following principal investment risks.



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles and, in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.


Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.


Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company's earning or revenues fall short of expectations, its stock price may fall dramatically. In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.



Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Opportunity Growth Fund and Lutheran Brotherhood Mid Cap Growth Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented is for Lutheran Brotherhood Mid Cap Growth Fund which commenced operations on May 30, 1997.


The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were designated as Class A shares. The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)

          '98      '99      '00      '01      '02      '03      '04
        -------  -------  -------  -------  -------  -------  -------
         11.55%   48.23%   12.01%  -20.63%  -26.15%   33.72%


Best Quarter:  Q4 '99 +34.20%
Worst Quarter: Q1 '01 -24.10%


                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2004)
                                             Since        Since
                                           Inception    Inception
Thrivent Mid Cap Growth                     of Fund     of Class B
Fund                    1 Year   5 Years   (05/30/97)   (10/31/97)
------------------------------------------------------------------
Class A (before taxes)                                     N/A
------------------------------------------------------------------
Class A (after taxes on
distributions)                                             N/A
------------------------------------------------------------------
Class A (after taxes on
distributions and
redemptions)                                               N/A
------------------------------------------------------------------
Class B                                       N/A
------------------------------------------------------------------
Russell MidCap Growth
Index/1/
------------------------------------------------------------------


/1/The Russell Midcap Growth Index measures the performance of mid cap growth stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund./1/


SHAREHOLDER FEES                          CLASS A  CLASS B
(fees paid directly from your investment) SHARES   SHARES
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)                             5.50%   None
----------------------------------------------------------
 Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value at
 time of purchase or redemption,
 whichever is lower)                      1.00%/2/  5.00%
----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from     CLASS A CLASS B
Fund assets)                         SHARES  SHARES
Management Fees
----------------------------------------------------
Distribution (12b-1) Fees                     1.00%
----------------------------------------------------
Other Expenses
----------------------------------------------------
Total Annual Fund Operating Expenses
----------------------------------------------------



/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see "Shareholder Information." In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire. See "Shareholder Information--Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.



EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:



               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------

Thrivent Mid Cap Stock Fund
                                                                 Class A--AASCX
                                                                 Class B--BBSCX

--------------------------------------------------------------------------------

Investment Objective

Thrivent Mid Cap Stock Fund seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

Principal Strategies


Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. The Fund's investment adviser focuses mainly on the stocks of mid-sized U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P MidCap 400 Index or the Russell MidCap Index. Although market capitalizations are constantly changing, as of September 30, 2004, those Indexes included companies with market capitalization between $255 million and $14.9 billion. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap stocks from 80% to a lesser amount, we will notify you at least 60 days' prior to the change.


The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative and technical analysis are described on page 2.) The investment adviser looks for mid-sized companies that, in its opinion:

.. have prospects for growth in their sales and earnings;
.. are in an industry with a good economic outlook;
.. have high-quality management; and
.. have a strong financial position.

The investment adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five-, and ten-year periods (or since inception for Class B shares) compared to a broad-based securities market index.


The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.


The Fund commenced operation on June 30, 1993. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.



                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)

 '95    '96     '97     '98    '99     '00      '01      '02      '03      '04
------  -----  ------  -----  ------  ------  -------  -------  -------  -------
44.49%  8.75%  18.03%  2.08%  18.33%  20.03%  -16.43%  -15.95%   31.69%



Best Quarter:  Q4 '98 +22.85%
Worst Quarter: Q3 '01 -22.15%


                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2003)
                                                        Since
                                                      Inception
Thrivent Mid Cap Stock                                of Class B
Fund                    1 Year   5 Years   10 Years   (01/08/97)
----------------------------------------------------------------
Class A (before taxes)                                   N/A
----------------------------------------------------------------
Class A (after taxes on
distributions)                                           N/A
----------------------------------------------------------------
Class A (after taxes on
distributions and
redemptions)                                             N/A
----------------------------------------------------------------
Class B                                      N/A
----------------------------------------------------------------
S&P MidCap 400 Index/1/
----------------------------------------------------------------


/1/The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund./1/


SHAREHOLDER FEES                          CLASS A  CLASS B
(fees paid directly from your investment) SHARES   SHARES
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)                             5.50%   None
----------------------------------------------------------
 Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value at
 time of purchase or redemption,
 whichever is lower)                      1.00%/2/  5.00%
----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from     CLASS A CLASS B
Fund assets)                         SHARES  SHARES
Management Fees
----------------------------------------------------
Distribution (12b-1) Fees                     1.00%
----------------------------------------------------
Other Expenses
----------------------------------------------------
Total Annual Fund Operating Expenses
----------------------------------------------------



/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see "Shareholder Information." In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $50 for a redemption by wire. See "Shareholder Information--Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.



EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------

Thrivent Mid Cap Index Fund
                                                                 Class A--AAMIX

--------------------------------------------------------------------------------

Investment Objective

Thrivent Mid Cap Index Fund seeks total returns that track the performance of the S&P MidCap 400 Index, by investing primarily in common stocks comprising the Index.

Principal Strategies


Under normal circumstances, the Fund invests substantially all of its assets (more than 80%) in all of the mid-sized company stocks included in the S&P MidCap 400 Index in the proportions in which they are represented in the Index. Although market capitalizations are constantly changing, as of September 30, 2004, mid cap companies have market capitalization between $255 million and $8.8 billion. This is a passively managed Fund, which means that the Fund's investment adviser does not choose the securities that make up the Fund. The S&P MidCap 400 Index is a capitalization weighted index of 400 medium capitalization stocks chosen for market size, liquidity, and industry representation. The Index is adjusted quarterly and when changes to the Index occur, the investment adviser will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from the Index. For liquidity reasons, the Fund may invest, to some degree, in money market instruments. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap common stocks from more than 80% to a lesser amount, it will notify you at least 60 days prior to such a change.


Principal Risks


The Fund is subject to the following principal investment risks.



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.


Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium- sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Loss of Principal. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.



The bar chart includes the effects of Fund expenses but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



The Fund commenced operations on July 1, 2000. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)

                         '01      '02      '03      '04
                       -------  -------  -------  -------
                        -2.36%  -15.56%   33.77%

Best Quarter:  Q4 '01 +17.35%
Worst Quarter: Q3 '02 -16.72%


                AVERAGE ANNUAL TOTAL RETURNS
             (PERIODS ENDING DECEMBER 31, 2004)
                                                     Since
                                                   Inception
                                                    of Fund
Thrivent Mid Cap Index Fund               1 Year   (07/01/00)
-------------------------------------------------------------
Class A (before taxes)
-------------------------------------------------------------
Class A (after taxes on distributions)
-------------------------------------------------------------
Class A (after taxes on distributions and
redemptions)
-------------------------------------------------------------
S&P MidCap 400 Index/1/
-------------------------------------------------------------


/1/The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund./1 /The Fund offers only Class A shares.



SHAREHOLDER FEES                                  CLASS A
(fees paid directly from your investment)         SHARES
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        5.50%
----------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value at time of purchase
or redemption, whichever is lower)                1.00%/2/
----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                    CLASS A
(expenses that are deducted from Fund assets)     SHARES
Management Fees                                      0.25%
----------------------------------------------------------
Distribution (12b-1) Fees                            0.25%
----------------------------------------------------------
Other Expenses
----------------------------------------------------------
Total Annual Fund Operating Expenses
----------------------------------------------------------
Expense Reimbursement/3/
----------------------------------------------------------
Net Expenses                                         0.90%
----------------------------------------------------------



/1/The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see "Shareholder Information." In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire. See "Shareholder Information--Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.



/3/The investment adviser has contractually agreed, through at least February
   28, 2006, to reimburse certain expenses (including management fees) associated with operating the Fund in order to limit the net operating expenses to an annual rate of 0.90% of the average daily net assets of the Fund.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Thrivent Partner International Stock Fund
                                                                 Class A--AAITX
                                                                 Class B--BBITX

--------------------------------------------------------------------------------

Investment Objective

Thrivent Partner International Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

Principal Strategies


The Fund seeks to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in stock from 80% to a lesser amount, we will notify you at least 60 days prior to the change. While stocks may be purchased without regard to a company's market capitalization, the focus typically will be on large and, to a lesser extent, medium sized companies. Thrivent Investment Management Inc. has selected two subadvisers with differing management styles to subadvise the Fund. Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks. The Fund's assets are allocated generally on an equal basis between the two investment subadvisers.


T. Rowe Price International, Inc. ("Price International")


Price International's stock selection reflects a growth style. While stocks may be purchased without regard to a company's market capitalization, Price International's focus typically will be on large and, to a lesser extent, medium-sized companies. In determining the appropriate distribution of investments among various countries and geographic regions, Price International employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. (Fundamental analysis is described on page 2.) Price International seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.


While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of its decision-making. Country allocation is driven largely by stock selection, though the subadviser may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

.. Leading market position
.. Attractive business niche
.. Strong franchise or natural monopoly
.. Technological leadership or proprietary advantages
.. Seasoned management
.. Earnings growth and cash flow sufficient to support growing dividends .. Healthy balance sheet with relatively low debt

Price International may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Mercator Asset Management, LP ("Mercator")

Mercator's stock selection reflects a value style. Mercator may invest in securities of issuers of any capitalization size. Although Mercator invests primarily in equity securities, it also may invest in fixed income securities and derivatives.


Mercator combines a relative value style with bottom-up stock analysis. The goal of the investment team is to maximize returns on a risk-adjusted basis. Mercator's approach is to identify attractive, undervalued securities that have good earnings prospects. Using initial screens based on historical data, Mercator uses its proprietary database to identify securities which are inexpensive relative to their respective historical prices, industries, and markets. Mercator subjects the most attractive stocks to fundamental analysis, which seeks to validate projected financial data and considers company, industry, and macro factors. Mercator will consider selling a security when fundamental analysis indicates that the security is less attractive than alternative investments.


Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.


Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.


Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.


Foreign Securities Risk. Stocks of non-U.S. companies in which the Fund invests generally carry more risk than stocks of U.S. companies. The economies and financial markets of certain regions--such as Latin America, Asia, Europe and the Mediterranean region--can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of non-U.S. markets, and higher transaction costs. The Fund's investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on security prices and impair the Fund's ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.


Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and any one of them could cause the Fund's share price to decline.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of Price International and Mercator in assessing the potential of the securities in which the Fund invests. The subadvisers' assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. On July 16, 2004, the Fund merged with Lutheran Brotherhood World Growth Fund. The performance presented is for Lutheran Brotherhood World Growth Fund, which commenced operations on September 5, 1995.


The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.


Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)

  '96      '97      '98      '99      '00      '01      '02      '03      '04
-------  -------  -------  -------  -------  -------  -------  -------  -------
 13.43%    2.17%   15.72%   32.64%  -17.13%  -21.83%  -18.39%   28.81%


Best Quarter:  Q4 '99 +24.13%
Worst Quarter: Q3 '02 -21.77%


                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2004)
                                              Since        Since
                                            Inception    Inception
Thrivent Partner                             of Fund     of Class B
International Stock Fund 1 Year   5 Years   (09/05/95)   (10/31/97)
-------------------------------------------------------------------
Class A (before taxes)                                      N/A
-------------------------------------------------------------------
Class A (after taxes on
distributions)                                              N/A
-------------------------------------------------------------------
Class A (after taxes on
distributions and
redemptions)                                                N/A
-------------------------------------------------------------------
Class B                                        N/A
-------------------------------------------------------------------
MSCI EAFE Index/1/                            N/A/2/
-------------------------------------------------------------------



/1/The Morgan Stanley Capital International, Europe, Australasia, Far East
   Index (EAFE Index) measures the performance of stocks in developed countries outside of North America. The Index does not reflect deductions for fees, expenses or taxes.

/2/Performance returns for the MSCI EAFE Index are not available for the time period shown in the table.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund./1 /


SHAREHOLDER FEES                          CLASS A  CLASS B
(fees paid directly from your investment) SHARES   SHARES
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)                             5.50%   None
----------------------------------------------------------
 Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value at
 time of purchase or redemption,
 whichever is lower)                      1.00%/2/  5.00%
----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from     CLASS A CLASS B
Fund assets)                         SHARES  SHARES
Management Fees
----------------------------------------------------
Distribution (12b-1) Fees                     1.00%
----------------------------------------------------
Other Expenses
----------------------------------------------------
Total Annual Fund Operating Expenses
----------------------------------------------------



/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. For a complete description of the sales charges, see "Shareholder Information." New sales of Class B shares of the Fund are no longer offered. In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire. See "Shareholder Information--Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.



EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Thrivent Large Cap Growth Fund
                                                                 Class A--AAAGX
                                                                 Class B--BBAGX

--------------------------------------------------------------------------------

Investment Objective

Thrivent Large Cap Growth Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Strategies


Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. The Fund's investment adviser focuses mainly on the stocks of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Barra Growth Index, the Russell 1000 Growth Index, or the large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2004, those Indexes included companies
with market capitalizations of at least $     billion. Should the investment
adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.


The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The investment adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. (Fundamental, quantitative, and technical analysis are described on page 2.) The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks


The Fund is subject to the following principal investment risks.



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.


Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.


Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company's earning or revenues fall short of expectations, its stock price may fall dramatically.



Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. On July 16, 2004, the Fund merged with Lutheran Brotherhood Growth Fund. The performance presented is for Lutheran Brotherhood Growth Fund, which commenced operations on October 29, 1999.



The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund and after-tax returns for Class B shares will vary. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)

                    '00      '01      '02      '03      '04
                  -------  -------  -------  -------  -------
                  -14.36%  -24.33%  -30.14%   28.95%

Best Quarter:  Q2 '03 +14.00%
Worst Quarter: Q1 '01 -21.65%


                     AVERAGE ANNUAL TOTAL RETURNS
                  (PERIODS ENDING DECEMBER 31, 2004)
                                                               Since
                                                             Inception
                                                              of Fund
Thrivent Large Cap Growth Fund            1 Year   5 Years   (10/29/99)
-----------------------------------------------------------------------
Class A (before taxes)
-----------------------------------------------------------------------
Class A (after taxes on distributions)
-----------------------------------------------------------------------
Class A (after taxes on distributions and
redemptions)
-----------------------------------------------------------------------
Class B
-----------------------------------------------------------------------
Russell 1000 Growth Index/1/
-----------------------------------------------------------------------


/1/The Russell 1000 Growth Index measures the performance of large cap growth stocks. The Index does not reflect deductions for fees, expenses, or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund./1 /



SHAREHOLDER FEES                          CLASS A  CLASS B
(fees paid directly from your investment) SHARES   SHARES
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)                             5.50%   None
----------------------------------------------------------
 Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value at
 time of purchase or redemption,
 whichever is lower)                      1.00%/2/  5.00%
----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from          CLASS A  CLASS B
Fund assets)                              SHARES   SHARES
 Management Fees                             0.75%  0.75%
----------------------------------------------------------
 Distribution (12b-1) Fees                   0.25%  1.00%
----------------------------------------------------------
 Other Expenses
----------------------------------------------------------
 Total Annual Fund Operating Expenses/3/
----------------------------------------------------------





/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see "Shareholder Information." In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire. See "Shareholder Information--Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.



/3/The investment adviser has contractually agreed, through at least December
   31, 2005, to reimburse certain expenses (including management fees) associated with operating the Fund equal in the aggregate to 0.80% of the average daily net assets of the Fund.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------

Thrivent Large Cap Value Fund
                                                                 Class A--AAUTX
                                                                 Class B--BBEIX

--------------------------------------------------------------------------------


Investment Objective

Thrivent Large Cap Value Fund seeks to achieve long-term growth of capital.

Principal Strategies


Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. The Fund's investment adviser focuses mainly on the stocks of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Barra Value Index, the Russell 1000 Value Index, or the large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2004, those Indexes included companies
with market capitalizations of at least $     billion. Should the investment
adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.


The investment adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes are undervalued in relation to their long-term earnings power or asset value. These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. (Fundamental, quantitative, and technical analysis are described on page 2.) The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks


The Value Fund is subject to the following principal investment risks.



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.


Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility and Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. On July 16, 2004, the Fund merged with Lutheran Brotherhood Value Fund. The performance presented is for Lutheran Brotherhood Value Fund, which commenced operations on October 29, 1999.


The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)

                     '00      '01      '02      '03      '04
                   -------  -------  -------  -------  -------
                     1.92%   -9.53%  -23.38%   26.40%

Best Quarter:  Q2 '03 +15.08%
Worst Quarter: Q3 '02 -17.63%


                      AVERAGE ANNUAL TOTAL RETURNS
                   (PERIODS ENDING DECEMBER 31, 2004)
                                                                   Since
                                                                 Inception
                                                                  of Fund
Thrivent Large Cap Value Fund             1 Year   5 Years      (10/29/99)
---------------------------------------------------------------------------
Class A (before taxes)
---------------------------------------------------------------------------
Class A (after taxes on distributions)
---------------------------------------------------------------------------
Class A (after taxes on distributions and
redemptions)
---------------------------------------------------------------------------
Class B
---------------------------------------------------------------------------
Russell 1000 Value Index/1/
---------------------------------------------------------------------------





/1/The Russell 1000 Value Index measures the performance of large cap value stocks. The Index does not reflect deductions for fees, expenses, or taxes.


Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund./1 /


SHAREHOLDER FEES                          CLASS A  CLASS B
(fees paid directly from your investment) SHARES   SHARES
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)                             5.50%   None
----------------------------------------------------------
 Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value at
 time of purchase or redemption,
 whichever is lower)                      1.00%/2/  5.00%
----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from     CLASS A CLASS B
Fund assets)                         SHARES  SHARES
Management Fees
----------------------------------------------------
Distribution (12b-1) Fees                     1.00%
----------------------------------------------------
Other Expenses
----------------------------------------------------
Total Annual Fund Operating Expenses
----------------------------------------------------



/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see "Shareholder Information." In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire. See "Shareholder Information--Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.



EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------

Thrivent Large Cap Stock Fund
                                                                 Class A--AALGX
                                                                 Class B--BBLGX

--------------------------------------------------------------------------------

Investment Objective

Thrivent Large Cap Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Strategies


Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. The Fund's investment adviser focuses mainly on the stocks of large U.S. companies which have market capitalizations similar to those is S&P 500 Index or the large company market capitalizations classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2004, those Indexes included companies with market capitalizations
of at least $     billion. Should the investment adviser determine that the
Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.


The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.) The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five-, and ten-year periods (or since inception for Class B shares) compared to a broad-based securities market index.


The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.


The Fund commenced operations on July 16, 1987. Prior to January 8, 1997, share of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN

                                    (CLASS A)

 '95     '96     '97     '98     '99     '00      '01      '02     '03    '04
------  ------  ------  ------  ------  ------  -------  -------  ------ ------
31.00%  22.05%  33.57%  28.19%  22.61%  -1.09%  -13.95%  -22.75%  21.13%


Best Quarter:  Q4 '98 +21.92%
Worst Quarter: Q3 '02 -17.71%


                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2004)
                                                         Since
                                                       Inception
Thrivent Large Cap Stock                               of Class B
Fund                     1 Year   5 Years   10 Years   (01/08/97)
-----------------------------------------------------------------
Class A (before taxes)                                    N/A
-----------------------------------------------------------------
Class A (after taxes on
distributions)                                            N/A
-----------------------------------------------------------------
Class A (after taxes on
distributions and
redemptions)                                              N/A
-----------------------------------------------------------------
Class B                                       N/A
-----------------------------------------------------------------
S&P 500 Index/1/
-----------------------------------------------------------------


/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund./1 /


SHAREHOLDER FEES                          CLASS A  CLASS B
(fees paid directly from your investment) SHARES   SHARES
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)                             5.50%   None
----------------------------------------------------------
 Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value at
 time of purchase or redemption,
 whichever is lower)                      1.00%/2/  5.00%
----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from     CLASS A CLASS B
Fund assets)                         SHARES  SHARES
Management Fees
----------------------------------------------------
Distribution (12b-1) Fees                     1.00%
----------------------------------------------------
Other Expenses
----------------------------------------------------
Total Annual Fund Operating Expenses
----------------------------------------------------



/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see "Shareholder Information." In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire. See "Shareholder Information--Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.



EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------

Thrivent Large Cap Index Fund
                                                                 Class A--AALCX

--------------------------------------------------------------------------------


Investment Objective

Thrivent Large Cap Index Fund seeks total returns that track the performance of the S&P 500 Index, by investing primarily in common stocks comprising the Index.

Principal Strategies


Under normal circumstances, the Fund invests substantially all of its assets (more than 80%) in all of the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the Index. This is a passively managed Fund, which means that the Fund's investment adviser does not choose the securities that make up the Fund. The S&P 500 Index is comprised of 500 domestic large company stocks. The Index is adjusted quarterly, and when changes to the Index occur, the investment adviser will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from the Index. For liquidity reasons, the Fund may invest to some degree in money market instruments. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large company common stocks from more than 80% to a lesser amount, it will notify you at least 60 days' prior to such a change.


Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interest of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Loss of Principal. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.


The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The Fund commenced operations on July 1, 2000. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.




                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)

                         '01      '02      '03      '04
                       -------  -------  -------  -------
                       -13.54%  -22.53%   27.98%

Best Quarter:  Q2 '03 +15.89%
Worst Quarter: Q3 '02 -16.94%

                AVERAGE ANNUAL TOTAL RETURNS
             (PERIODS ENDING DECEMBER 31, 2003)
                                                     Since
                                                   Inception
Thrivent Large Cap Index Fund             1 Year   (07/01/00)
-------------------------------------------------------------
Class A (before taxes)
-------------------------------------------------------------
Class A (after taxes on distributions)
-------------------------------------------------------------
Class A (after taxes on distributions and
redemptions)
-------------------------------------------------------------
S&P 500 Index/1/
-------------------------------------------------------------


/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund./1/ The Fund offers only Class A shares.



SHAREHOLDER FEES                                  CLASS A
(fees paid directly from your investment)         SHARES
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        5.50%
----------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value at time of purchase
or redemption, whichever is lower)                1.00%/2/
----------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                    CLASS A
(expenses that are deducted from Fund assets)     SHARES
Management Fees                                      0.25%
----------------------------------------------------------
Distribution (12b-1) Fees                            0.25%
----------------------------------------------------------
Other Expenses
----------------------------------------------------------
Total Annual Fund Operating Expenses
----------------------------------------------------------
Expense Reimbursement/3/
----------------------------------------------------------
Net Expenses                                         0.60%
----------------------------------------------------------



/1/The maximum sales charges for the Fund depends upon the amount of your investment. For a complete description of the sales charges, see "Shareholder Information." In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire. See "Shareholder Information--Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/The investment adviser has contractually agreed, through at least February
   28, 2006, to reimburse certain expenses (including management fees) associated with operating the Fund in order to limit the net operating expenses to an annual rate of 0.60% of the average daily net assets of the Fund.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Thrivent Balanced Fund
                                                                 Class A--AABFX
                                                                 Class B--BBBFX

--------------------------------------------------------------------------------

Investment Objective

Thrivent Balanced Fund seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

Principal Strategies


The Fund invests in a combination of common stocks, bonds, and money market instruments. The Fund's investment adviser focuses on U.S. companies and establishes the Fund's asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, as well as expected risks of each asset class. The investment adviser tries to maintain higher weighting in those asset classes the investment adviser expects to provide the highest returns over a set time horizon. The Fund invests in the following three asset classes within the ranges given:


                                             Minimum Maximum
                    ----------------------------------------
                    Common Stocks              35%     75%
                    Debt Securities            25%     50%
                    Money Market Instruments    0%     40%


As of October 31, 2004, the investments in the asset classes were as follows:


                                      Percent Weighted
                         -----------------------------
                         Common Stocks             50%
                         Debt Securities           32%
                         Money Market Instruments  18%
                                                  ----
                         Total                    100%


The investment adviser focuses on common stocks of U.S. companies with varying market capitalizations similar to those companies included in the Russell 3000 Index and the S&P 1500 Index. Although market capitalizations are constantly changing, as of September 30, 2004, those Indexes were comprised of companies with market capitalizations of between $40 million and $354 billion. For debt securities, the Fund's investment adviser invests primarily in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities, and it may purchase bonds of any maturity. (Asset backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.)


Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Fund's shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-and five-year periods and since inception compared to a broad-based securities market index.


The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.


The Fund commenced operations on December 29, 1997. The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)

          '98      '99      '00      '01      '02      '03      '04
        -------  -------  -------  -------  -------  -------  -------
         18.04%   10.97%    3.31%   -3.02%  -11.36%   14.94%


Best Quarter:  Q4 '98 +11.28%
Worst Quarter: Q3 '02  -8.95%


                    AVERAGE ANNUAL TOTAL RETURNS
                 (PERIODS ENDING DECEMBER 31, 2004)
                                                             Since
                                                           Inception
Thrivent Balanced Fund                  1 Year   5 Years   (12/29/97)
---------------------------------------------------------------------
Class A (before taxes)
---------------------------------------------------------------------
Class A (after taxes on distributions)
---------------------------------------------------------------------
Class A (after taxes on distributions
and redemptions)
---------------------------------------------------------------------
Class B
---------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index/1/
---------------------------------------------------------------------
S&P 1500 Index/2/
---------------------------------------------------------------------


/1/The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.



/2/The S&P 1500 Index measures the performance of a group of 1500 publicly-traded stocks. The Index does not reflect deductions for fees, expenses or taxes.


Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund./1/


SHAREHOLDER FEES                          CLASS A  CLASS B
(fees paid directly from your investment) SHARES   SHARES
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)                             5.50%   None
----------------------------------------------------------
 Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value at
 time of purchase or redemption,
 whichever is lower)                      1.00%/2/  5.00%
----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from     CLASS A CLASS B
Fund assets)                         SHARES  SHARES
Management Fees
----------------------------------------------------
Distribution (12b-1) Fees                     1.00%
----------------------------------------------------
Other Expenses
----------------------------------------------------
Total Annual Fund Operating Expenses
----------------------------------------------------



/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see "Shareholder Information." In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire. See "Shareholder Information--Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.



EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------

Thrivent High Yield Fund
                                                                 Class A--LBHYX
                                                                 Class B--LUHBX

--------------------------------------------------------------------------------


Investment Objective

Thrivent High Yield Fund seeks high current income and, secondarily, growth of capital.

Principal Strategies


Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks. These securities are commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by Standard & Poor's Corporation or the "Ba" major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by the Fund's investment adviser. The Fund invests in securities regardless of the securities' maturity average. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.


The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.) The investment adviser focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five-, and ten-year periods (or since inception for Class B shares) compared to a broad-based securities market index. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood High Yield Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented is for Lutheran Brotherhood High Yield Fund, which commenced operations on April 3, 1987.


The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were designated as Class A shares. The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.




                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)

 '95    '96     '97     '98    '99     '00     '01     '02      '03      '04
------ ------  ------  ------ ------ ------- ------- -------  -------  -------
19.38% 10.96%  13.47%  -1.94%  7.05% -16.31%  -1.73%  -6.98%   27.09%


Best Quarter:  Q2 '03  +8.59%
Worst Quarter: Q4 '00 -12.10%


                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2004)
                                                           Since
                                                         Inception
                                                         of Class B
Thrivent High Yield Fund   1 Year   5 Years   10 Years   (10/31/97)
-------------------------------------------------------------------
Class A (before taxes)                                      N/A
-------------------------------------------------------------------
Class A (after taxes on
distributions)                                              N/A
-------------------------------------------------------------------
Class A (after taxes on
distributions and
redemptions)                                                N/A
-------------------------------------------------------------------
Class B                                         N/A
-------------------------------------------------------------------
Lehman Brothers High Yield
Bond Index/1/
-------------------------------------------------------------------


/1/The Lehman Brothers High Yield Bond Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund./1 /


SHAREHOLDER FEES                          CLASS A  CLASS B
(fees paid directly from your investment) SHARES   SHARES
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)                             4.50%   None
----------------------------------------------------------
 Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value at
 time of purchase or redemption,
 whichever is lower)                      1.00%/2/  5.00%
----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from     CLASS A CLASS B
Fund assets)                         SHARES  SHARES
Management Fees
----------------------------------------------------
Distribution (12b-1) Fees                     1.00%
----------------------------------------------------
Other Expenses
----------------------------------------------------
Total Annual Fund Operating Expenses
----------------------------------------------------



/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see "Shareholder Information." In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire. See "Shareholder Information--Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.



EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------

Thrivent High Yield Fund II

                                                                 Class A--AAHYX
                                                                 Class B--BBHYX

--------------------------------------------------------------------------------

Investment Objective


Thrivent High Yield Fund II seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high-risk, high-yield bonds commonly referred to as "junk bonds." The Fund actively seeks to achieve the secondary objective of capital growth to the extent it is consistent with the primary objective of high current income.


Principal Strategies


Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield high-risk bonds, notes, debentures and other debt obligations or preferred stocks. These securities are commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by Standard & Poor's Corporation or the "Ba" major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by the Fund's investment adviser. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.


The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.) The investment adviser focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.


The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on January 8, 1997. The table includes performance of Class B shares which reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.




                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)

          '98      '99      '00      '01      '02      '03      '04
        -------  -------  -------  -------  -------  -------  -------
         -2.25%   -3.75%   -4.44%    0.40%   -0.80%   26.65%


Best Quarter:  Q2 '03 +9.57%
Worst Quarter: Q3 '98 -7.76%


                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2004)
                                                       Since
                                                     Inception
Thrivent High Yield Fund II       1 Year   5 Years   (01/08/97)
---------------------------------------------------------------
Class A (before taxes)
---------------------------------------------------------------
(after taxes on distributions)
---------------------------------------------------------------
(after taxes on distributions and
redemptions)
---------------------------------------------------------------
Class B
---------------------------------------------------------------
Merrill Lynch High Yield Cash Pay
Index/1/
---------------------------------------------------------------
Lehman Brothers High Yield Bond
Index/2/
---------------------------------------------------------------


/1/The Merrill Lynch High Yield Cash Pay Index is an unmanaged index comprised of over 1200 "cash-pay" high-yield bonds representative of the high-yield bond market as a whole. The Index does not reflect deductions for fees, expenses or taxes.

/2/The Lehman Brothers High Yield Bond Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes. Because the Lehman Brothers High Yield Bond Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the Merrill Lynch High Yield Cash Pay Index.


Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund./1/


SHAREHOLDER FEES                          CLASS A  CLASS B
(fees paid directly from your investment) SHARES   SHARES
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)                             4.50%   None
----------------------------------------------------------
 Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value at
 time of purchase or redemption,
 whichever is lower)                      1.00%/2/  5.00%
----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from CLASS A CLASS B
Fund assets)                     SHARES  SHARES
  Management Fees                 0.55%   0.55%
------------------------------------------------
  Distribution (12b-1) Fees       0.25%   1.00%
------------------------------------------------
  Other Expenses
------------------------------------------------
  Total Annual Fund Operating
  Expenses/3/
------------------------------------------------





/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see "Shareholder Information." In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire. See "Shareholder Information--Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.



/3/The investment adviser has contractually agreed, through at least December
   31, 2005, to reimburse certain expenses associated with operating the Fund equal in the aggregate 0.16% of the average daily net assets of the Fund.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares
----------------------------------------------

Class B shares
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares
----------------------------------------------

Class B shares
----------------------------------------------

Thrivent Municipal Bond Fund
                                                                 Class A--AAMBX

--------------------------------------------------------------------------------

Investment Objective

Thrivent Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal bonds.

Principal Strategies


Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income taxation. The Fund may count securities that generate income subject to the alternative minimum tax toward the 80% investment requirement. The Fund's investment objective may not be changed without shareholder approval.


The Fund's investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what municipal bonds to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.) At the time of purchase, the adviser buys investment-grade municipal bonds or unrated bonds it determines to be of comparable quality.

Principal Risks


The Fund is subject to the following principal investment risks.



Market Risk. Over time, bond markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.


Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund's performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Some municipal bonds may be repaid prior to maturity if interest rates decrease.

Tax Risk. Changes in federal income tax rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table shown provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five-, and ten-year periods (or since inception for Class B shares) compared to a broad-based securities market index. On July 16, 2004, the Fund merged with Lutheran Brotherhood Municipal Bond Fund. The performance presented is for Lutheran Brotherhood Municipal Bond Fund, which commenced operations on December 3, 1976.


The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.


Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.



                                    [CHART]

                              YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)

 '95     '96     '97     '98    '99     '00      '01     '02     '03     '04
------  ------  ------  -----  ------  ------  -------  ------  ------  ------
18.18%   3.44%  9.34%   6.19%  -3.05%  11.74%   4.94%   8.78%   4.42%


Best Quarter:  Q1 '95 +7.50%
Worst Quarter: Q1 '94 -6.34%


                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIOD ENDING DECEMBER 31, 2004)
                                                          Since
                                                        Inception
Thrivent Municipal Bond                                 of Class B
Fund                      1 Year   5 Years   10 Years   (10/31/97)
------------------------------------------------------------------
Class A (before taxes)                                     N/A
------------------------------------------------------------------
Class A (after taxes on
distributions)                                             N/A
------------------------------------------------------------------
Class A (after taxes on
distributions and
redemptions)                                               N/A
------------------------------------------------------------------
Class B                                        N/A
------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index/1/
------------------------------------------------------------------


/1/The Lehman Brothers Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund./1/


SHAREHOLDER FEES                          CLASS A  CLASS B
(fees paid directly from your investment) SHARES   SHARES
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)                             4.50%   None
----------------------------------------------------------
 Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value at
 time of purchase or redemption,
 whichever is lower)                      1.00%/2/  5.00%
----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from     CLASS A CLASS B
Fund assets)                         SHARES  SHARES
Management Fees
----------------------------------------------------
Distribution (12b-1) Fees                     1.00%
----------------------------------------------------
Other Expenses
----------------------------------------------------
Total Annual Fund Operating Expenses
----------------------------------------------------



/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see "Shareholder Information." In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire. See "Shareholder Information--Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.



EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------

Thrivent Income Fund
                                                                 Class A--LUBIX
                                                                 Class B--LUIBX

--------------------------------------------------------------------------------

Investment Objective

Thrivent Income Fund seeks high current income while preserving principal. The Fund's secondary investment objective is to obtain long-term growth of capital in order to maintain investors' purchasing power.

Principal Strategies


The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other providers of credit.) Under normal conditions, at least 65% of the Fund's assets will be invested in debt securities or preferred stock at least in the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by the Fund's investment adviser.


The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by the investment adviser.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.) The adviser may purchase bonds of any maturity and focuses on U.S. companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five-, and ten-year periods (or since inception for Class B shares) compared to a broad-based securities market index.


On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Income Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented is for Lutheran Brotherhood Income Fund, which commenced operations on June 1, 1972.

The bar chart includes the effects of fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were designated as Class A shares. The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.




                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)

 '95    '96     '97     '98    '99     '00      '01      '02      '03      '04
------  -----  ------  -----  ------  ------  -------  -------  -------  -------
18.82%  2.21%   8.36%  8.90%  -2.48%  10.22%   7.01%    4.92%    8.08%


Best Quarter:  Q2 '95 +6.69%
Worst Quarter: Q1 '94 -3.97%


                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2004)
                                                          Since
                                                        Inception
                                                        of Class B
Thrivent Income Fund      1 Year   5 Years   10 Years   (10/31/97)
------------------------------------------------------------------
Class A (before taxes)                                     N/A
------------------------------------------------------------------
Class A (after taxes on
distributions)                                             N/A
------------------------------------------------------------------
Class A (after taxes on
distributions and
redemptions)                                               N/A
------------------------------------------------------------------
Class B                                        N/A
------------------------------------------------------------------
Lehman Brothers Aggregate
Bond Index/1/
------------------------------------------------------------------


/1/The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund./1/


SHAREHOLDER FEES                          CLASS A  CLASS B
(fees paid directly from your investment) SHARES   SHARES
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)                             4.50%   None
----------------------------------------------------------
 Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value at
 time of purchase or redemption,
 whichever is lower)                      1.00%/2/  5.00%
----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from        CLASS A CLASS B
Fund assets)                            SHARES  SHARES
Management Fees
-------------------------------------------------------
Distribution (12b-1) Fees                0.25%   1.00%
-------------------------------------------------------
Other Expenses
-------------------------------------------------------
Total Annual Fund Operating Expenses/4/
-------------------------------------------------------



/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see "Shareholder Information." In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire. See "Shareholder Information--Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.



EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------

Thrivent Core Bond Fund
                                                                 Class A--AAINX
                                                                 Class B--BBFBX

--------------------------------------------------------------------------------

Investment Objective

Thrivent Core Bond Fund seeks a high level of current income, consistent with capital preservation, by investing primarily in a diversified portfolio of investment-grade bonds.

Principal Strategies


The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) Under normal circumstances, the Funds invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities that are at least in the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated but considered to be of comparable quality by the Fund's investment adviser. Should the Fund's investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.


The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.) The adviser may purchase bonds of any maturity and focuses on U.S. companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five-, and ten-year periods (or since inception for Class B shares) compared to a broad-based securities market index.


The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.


The Fund commenced operations on July 16, 1987. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.



                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)

'95    '96     '97     '98    '99     '00      '01      '02      '03      '04
-----  -----  ------  -----  ------  ------  -------  -------  -------  -------
6.06%  2.26%   8.98%  6.63%  -1.65%  10.76%   8.14%    6.81%    5.84%



Best Quarter:  Q2 '95 +5.07%
Worst Quarter: Q1 '94 -3.42%


                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2004)
                                                          Since
                                                        Inception
                                                        of Class B
Thrivent Core Bond Fund   1 Year   5 Years   10 Years   (01/08/97)
------------------------------------------------------------------
Class A (before taxes)                                     N/A
------------------------------------------------------------------
Class A (after taxes on
distributions)                                             N/A
------------------------------------------------------------------
Class A (after taxes on
distributions and
redemptions)                                               N/A
------------------------------------------------------------------
Class B                                        N/A
------------------------------------------------------------------
Lehman Brothers Aggregate
Bond Index/1/
------------------------------------------------------------------


/1/The Brothers Lehman Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund./1/


SHAREHOLDER FEES                          CLASS A  CLASS B
(fees paid directly from your investment) SHARES   SHARES
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)                             4.50%   None
----------------------------------------------------------
 Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value at
 time of purchase or redemption,
 whichever is lower)                      1.00%/2/  5.00%
----------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from     CLASS A CLASS B
Fund assets)                         SHARES  SHARES
Management Fees
----------------------------------------------------
Distribution (12b-1) Fees             0.25%   1.00%
----------------------------------------------------
Other Expenses
----------------------------------------------------
Total Annual Fund Operating Expenses
----------------------------------------------------



/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see "Shareholder Information." In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire. See "Shareholder Information--Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.



EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------

Thrivent Limited Maturity Bond Fund
                                                                 Class A--LBLAX

--------------------------------------------------------------------------------

Investment Objective

Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal.

Principal Strategies


The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) The average dollar-weighted portfolio maturity for the Fund is expected to be between one and five years. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S & P or unrated securities considered to be of comparable quality by the Fund's investment adviser. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.


The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by the investment adviser.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.) The investment adviser focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and effect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based



Defining


Terms


The average dollar-weighted maturity of the Fund is determined by calculating the average maturity of each debt security owned by the Fund, weighting each security according to the amount that it represents in the Fund. In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.

securities market index. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Limited Maturity Bond Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented is for Lutheran Brotherhood Limited Maturity Bond Fund, which commenced operations on October 29, 1999.

The bar chart and table include the effect of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.



                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)

                     '00      '01      '02      '03      '04
                   -------  -------  -------  -------  -------
                     7.98%    8.02%    4.88%    4.81%

Best Quarter:  Q1 '01 +3.38%
Worst Quarter: Q1 '02 -0.17%


                     AVERAGE ANNUAL TOTAL RETURNS
                  (PERIODS ENDING DECEMBER 31, 2004)
                                                               Since
                                                             Inception
Thrivent Limited Maturity Bond Fund       1 Year   5 Years   (10/29/99)
-----------------------------------------------------------------------
Class A (before taxes)
-----------------------------------------------------------------------
Class A (after taxes on distributions)
-----------------------------------------------------------------------
Class A (after taxes on distributions and
redemptions)
-----------------------------------------------------------------------
Class B
-----------------------------------------------------------------------
Lehman Brothers Government/Corporate
1-5 Year Bond Index/1/
-----------------------------------------------------------------------


/1/The Lehman Aggregate Government/Corporate 1-5 Year Bond Index is an unmanaged index which measures the performance of corporate and government U.S. bonds with maturities of 1-5 years. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund./1 /



SHAREHOLDER FEES                          CLASS A CLASS B
(fees paid directly from your investment) SHARES  SHARES
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)                            None    None
---------------------------------------------------------
 Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value at
 time of purchase or redemption,
 whichever is lower)                        None    None
---------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from          CLASS A CLASS B
Fund assets)                              SHARES  SHARES
 Management Fees                           0.30%   0.30%
---------------------------------------------------------
 Distribution (12b-1) Fees                 0.25%   0.25%
---------------------------------------------------------
 Other Expenses
---------------------------------------------------------
 Total Annual Fund Operating Expenses
---------------------------------------------------------



/1/Class B shares of the Fund are offered solely in exchange for Class B shares of other Funds of Thrivent Mutual Funds. Class B shareholders of the Fund will be responsible for any Contingent Deferred Sales Charge that may be payable at the time of redemption as a result of an investment in another Fund. In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire. See "Shareholder Information--Redeeming Shares."




EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------
Class A shares   $       $       $       $
----------------------------------------------
Class B shares   $       $       $       $
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------
Class A shares   $       $       $       $
----------------------------------------------
Class B shares   $       $       $       $
----------------------------------------------

Thrivent Money Market Fund
                                                                 Class A--AMMXX

--------------------------------------------------------------------------------


Investment Objective

Thrivent Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in a diversified portfolio of high-quality, short-term money market instruments.

Principal Strategies


The Fund tries to produce current income while maintaining liquidity by investing in high quality, short-term money market instruments that mature in 397 days or less, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. The Fund's investment adviser looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows, and solid capital levels, are leaders in their industry and have experienced management.


The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what money market instruments to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.)


The investment adviser manages the Fund subject to strict rules established by the Securities and Exchange Commission that are designed so that the Fund may maintain a stable $1.00 share price. Those guidelines generally require the Fund, among other things, to invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the guidelines require the Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days.



Under the guidelines, at least 95% of the Fund's total assets must be invested in "first tier" securities. First-tier securities must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by the investment adviser to be of comparable quality). First-tier securities generally include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.



The remainder of the Fund's assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by the investment adviser to be of comparable quality), or kept in cash.


Principal Risks


The Fund is subject to the following principal investment risks.


Credit Risk. Credit risk is the risk that an issuer of a security held by the Fund may no longer be able to pay its debt. As a result of such an event, the security may decline in price and affect the value of the Fund.

Interest Rate Risk. A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to decline and affect the value of the Fund.


Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five-, and ten-year periods (or since inception for Class B shares) compared to a broad-based securities market index. The bar chart and table include the effects of Fund expenses and assume that you sold your shares at the end of the period.



The Fund commenced operations on March 10, 1988. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years. How a fund has performed in the past is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)

 '95    '96     '97     '98    '99     '00      '01      '02      '03      '04
------  -----  ------  -----  ------  ------  -------  -------  -------  -------
 4.90%  5.20%  5.19%   4.88%   4.60%   5.82%    3.59%   1.04%    0.44%


Best Quarter:  Q3'00 +1.49%
Worst Quarter: Q4'03 +0.07%


The 7-day yield for the period ended December 31, 2004 for the Fund Class A shares was X%.



                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2004)
                                                           Since
                                                         Inception
                                                         of Class B
Thrivent Money Market Fund 1 Year   5 Years   10 years   (01/08/97)
-------------------------------------------------------------------
Class A                                                     N/A
-------------------------------------------------------------------
Class B                                         N/A
-------------------------------------------------------------------


The Fund attempts to maintain a stable net asset value per share of $1.00.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund./1/


SHAREHOLDER FEES                          CLASS A CLASS B
(fees paid directly from your investment) SHARES  SHARES
 Maximum Sales Charge (Load) Imposed
 on Purchases (as a percentage of
 offering price)                           None     None
---------------------------------------------------------
 Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value at
 time of purchase or redemption,
 whichever is lower)                       None    5.00%
---------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from        CLASS A CLASS B
Fund assets)                            SHARES  SHARES
Management Fees
-------------------------------------------------------
Distribution (12b-1) Fees               0.125%  0.875%
-------------------------------------------------------
Other Expenses
-------------------------------------------------------
Total Annual Fund Operating Expenses/2/
-------------------------------------------------------





/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether your investment is in Class A shares or Class B shares. New sales of Class B shares of the Fund are no longer offered. For a complete description of the sales charges, see "Shareholder Information." In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire. See "Shareholder Information--Redeeming Shares."




/2/The investment adviser has contractually agreed, through at least December
   31, 2005, to reimburse certain expenses associated with operating the Fund equal in the aggregate 0.10% of the average daily net assets of the Fund.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


               1 Year 3 Years 5 Years 10 Years
----------------------------------------------

Class A shares   $       $       $       $
----------------------------------------------

Class B shares   $       $       $       $
----------------------------------------------

Management, Organization and Capital Structure

--------------------------------------------------------------------------------


Disclosure of Portfolio Holdings



A description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities is available in the statement of additional information for the Funds and at thrivent.com.


Investment Adviser


Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Funds. Thrivent Investment Mgt. and Thrivent Financial for Lutherans and its affiliates have been in the investment advisory business since 1986 and managed approximately $65.9 billion in assets as of September 30, 2004, including approximately $10.9 billion in mutual fund assets.



Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the Funds, except Thrivent Partner Small Cap Value Fund, Thrivent Partner International Stock Fund, and Thrivent High Yield Fund II (the "Subadvised Funds"). For the Subadvised Funds, Thrivent Investment Mgt. establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Trustees, one or more subadvisers to manage the investments of each Subadvised Fund. Thrivent Investment Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings, and investment strategies for the subadvisers and, when appropriate, researches any potential new subadvisers for the Funds. Thrivent Investment Mgt. has ultimate responsibility to oversee the subadviser and recommend their hiring, termination and replacement.


Thrivent Investment Mgt. and the Funds have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits Thrivent Investment Mgt. and the Funds, with the approval of the Funds' Board of Trustees, to retain one or more subadvisers for the Funds, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Funds. Thrivent Investment Mgt. will notify shareholders of a Fund if there is a new subadviser for that Fund.

Advisory Fees

Each Fund pays an annual investment advisory fee to Thrivent Investment Mgt. Thrivent Investment Mgt. received the following advisory fees during the Fund's most recent fiscal year, expressed as a percentage of the Fund's average net assets.*


                                      ADVISORY
FUND                                    FEE
Thrivent Technology Fund.............
Thrivent Partner Small Cap Value Fund


                                          ADVISORY
FUND                                        FEE
Thrivent Small Cap Stock Fund............
Thrivent Small Cap Index Fund............
Thrivent Mid Cap Growth Fund.............
Thrivent Mid Cap Stock Fund..............
Thrivent Mid Cap Index Fund..............
Thrivent Partner International Stock Fund
Thrivent Large Cap Growth Fund...........
Thrivent Large Cap Value Fund............
Thrivent Large Cap Stock Fund............
Thrivent Large Cap Index Fund............
Thrivent Balanced Fund...................
Thrivent High Yield Fund.................
Thrivent High Yield Fund II..............
Thrivent Municipal Bond Fund.............
Thrivent Income Fund.....................
Thrivent Core Bond Fund..................
Thrivent Limited Maturity Bond Fund......
Thrivent Money Market Fund...............


* Thrivent Investment Mgt. reimbursed certain expenses of some of the Funds. This table does not reflect the effects of any reimbursements.

Portfolio Management

Thrivent Technology Fund

Brian J. Flanagan, CFA and James A. Grossman have served as portfolio co-managers of Thrivent Technology Fund since it commenced operations in 2000. Messrs. Flanagan and Grossman have been with Thrivent Investment Mgt. since 1996.

Thrivent Partner Small Cap Value Fund


Thrivent Investment Mgt. has engaged T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for Thrivent Partner Small Cap Value Fund. T. Rowe Price had approximately $212 billion under management as of September 30, 2004. Preston Athey serves as portfolio manager for Thrivent Partner Small Cap Value Fund. Mr. Athey is a Vice President and a small company equity portfolio manager with
T. Rowe Price Group, Inc. and T. Rowe Price. He has been with T. Rowe Price since 1976.


Thrivent Small Cap Stock Fund

Christopher J. Serra, CFA, has served as portfolio manager of Thrivent Small Cap Stock Fund since 2003. He has been with Thrivent Investment Mgt. since 1998 and has served as a portfolio manager since 1999.

Thrivent Small Cap Index Fund

Kevin R. Brimmer, FSA, has served as portfolio manager of Thrivent Small Cap Index Fund since 2002. Mr. Brimmer has been with Thrivent Investment Mgt. since 1985 and previously managed its asset liability management department.

Thrivent Mid Cap Growth Fund

Andrea J. Thomas, CFA and Brian L. Thorkelson serve as the portfolio co-managers of Thrivent Mid Cap Growth Fund. Ms. Thomas has served as portfolio manager of the Fund since 2003. She has been with Thrivent Investment Mgt. since 1987, and she previously served as associate portfolio manager and portfolio manager. Mr. Thorkelson has served as the portfolio manager of the Fund since its inception in 1997. He has been with Thrivent Investment Mgt. since 1987.

Thrivent Mid Cap Stock Fund

Brian J. Flanagan, CFA and John E. Hintz, CFA, have served as portfolio co-managers of Thrivent Mid Cap Stock Fund since 2004. Mr. Flanagan has been with Thrivent Investment Mgt. since 1996 and has served as a portfolio manager since 2000. Mr. Hintz has been with Thrivent Investment Mgt. since 1997 and has served as Director of Equity Research since 2001.

Thrivent Mid Cap Index Fund

Kevin R. Brimmer, FSA, has served as portfolio manager of Thrivent Mid Cap Index Fund since 2002. Mr. Brimmer has been with Thrivent Investment Mgt. since 1985 and previously managed its asset liability management department.

Thrivent Partner International Stock Fund

Thrivent Investment Mgt. has engaged Mercator, 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486, and Price International, 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadvisers for Thrivent Partner International Stock Fund.


Mercator has served as a subadviser for the Fund since 2004. Mercator was founded in 1984 and manages international equity funds for institutional clients, including retirement plans, endowments, and foundations. As of December 31, 2003, Mercator managed approximately $6.6 billion in assets. Mercator has an investment management team that has day-to-day responsibility for managing its portion of the Fund's assets.



Price International has served as a subadviser for the Fund since its inception in 1995. It is one of the world's largest international mutual fund asset managers with the U.S. equivalent of about $21.2 billion under management as of September 30, 2004, in its offices in Baltimore, London, Tokyo, Singapore, Paris, Hong Kong, and Buenos Aires. Price International has an investment management group that has day-to-day responsibility for managing the Fund and developing and executing the Fund's investment program.


Thrivent Large Cap Growth Fund

Scott A. Vergin has served as portfolio manager of Thrivent Large Cap Growth Fund since 2002. Mr. Vergin has been with Thrivent Investment Mgt. since 1984 and has served as a portfolio manager since 1994.

Thrivent Large Cap Value Fund

Matthew D. Finn, CFA, has served as portfolio manager of Thrivent Large Cap Value Fund since 2004. Mr. Finn was managing director and senior portfolio manager of First American Large Cap Value Fund from 2003 to 2004, head of equities for Advantus Capital Management Inc. from 2001 to 2003, and chief investment officer of the growth and income group for Evergreen Investment Management Co. from 1998 to 2001.

Thrivent Large Cap Stock Fund

Frederick L. Plautz has served as portfolio manager of Thrivent Large Cap Stock Fund since 1995. Mr. Plautz has been with Thrivent Investment Mgt. since 1995.

Thrivent Large Cap Index Fund

Kevin R. Brimmer, FSA, has served as portfolio manager of Thrivent Large Cap Index Fund since 2002. Mr. Brimmer has been with Thrivent Investment Mgt. since 1985 and previously managed its asset liability management department.

Thrivent Balanced Fund

Thrivent Balanced Fund is managed by a team of investment professionals from Thrivent Investment Mgt.

Thrivent High Yield Fund

Paul J. Ocenasek and Mark L. Simenstad serve as portfolio co-managers of Thrivent High Yield Fund. Mr. Ocenasek has served as a portfolio manager of the Fund since 1997 and has been with Thrivent Investment Mgt. since 1987. Mr. Simenstad has served as a portfolio manager of the Fund since 2001, and he has been a portfolio manager with Thrivent Investment Mgt. since 1999.


Thrivent High Yield Fund II



Paul J. Ocenasek and Mark L. Simenstad have served as portfolio co-managers of Thrivent High Yield Fund II since June 1, 2004. Mr. Ocenasek has been with Thrivent Investment Mgt. since 1987 and has been a portfolio manager since 1997. Mr. Simenstad has been a portfolio manager with Thrivent Investment Mgt. since 1999.


Thrivent Municipal Bond Fund

Janet I. Grangaard, CFA, has served as portfolio manager of Thrivent Municipal Bond Fund since 2002. Ms. Grangaard has been with Thrivent Investment Mgt. since 1988 and has served as a portfolio manager since 1994.

Thrivent Income Fund

Michael G. Landreville, CFA, and Alan D. Onstad, CFA, serve as portfolio co-managers of Thrivent Income Fund.

Mr. Landreville has been with Thrivent Investment Mgt. since 1983 and has served as portfolio manager of the Fund since 1998. Mr. Onstad has served as portfolio manager of the Fund since 2002. Mr. Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

Thrivent Core Bond Fund

Michael G. Landreville, CFA, and Alan D. Onstad, CFA, serve as portfolio co-managers of Thrivent Core Bond Fund.

Mr. Landreville has been with Thrivent Investment Mgt. since 1983 and has served as portfolio manager of the Fund since 2002. Mr. Onstad has served as portfolio manager of the Fund since 1999. Mr. Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

Thrivent Limited Maturity Bond Fund

Michael G. Landreville, CFA, has served as portfolio manager of Thrivent Limited Maturity Bond Fund since its inception in 1999. Mr. Landreville has been with Thrivent Investment Mgt. since 1983, and he served as a portfolio manager since 1998.

Thrivent Money Market Fund

William D. Stouten has served as portfolio manager of Thrivent Money Market Fund since 2003. Mr. Stouten was a research analyst/trader for the money market funds at Thrivent Investment Mgt. from 2001 to 2003. Prior to joining Thrivent Investment Mgt., Mr. Stouten served as a senior research analyst for Voyageur Asset Management from 1998 to 2001.

Personal Securities Investments

Personnel of Thrivent Investment Mgt. and the subadvisers may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

Standard & Poor's Trademarks

"Standard & Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500 Index(R)," "500," "Standard & Poor's MidCap 400 Index," "S&P MidCap 400 Index," "Standard &Poor's SmallCap 600 Index" and "S&P SmallCap 600 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Thrivent Financial. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation regarding the advisability of investing in the Fund. See the Statement of Additional Information for additional disclaimers and limitations of liabilities on behalf of S&P.

Shareholder Information

--------------------------------------------------------------------------------


HOW TO CONTACT US
By Telephone:
 1-800-847-4836
 press 1 to speak with a customer service representative or press 2 to use the Automated Service Line

By Internet:
 www.thrivent.com

By Mail (New Applications):
 Thrivent Mutual Funds
 P.O. Box 219347
 Kansas City, Missouri 64121-9347

By Mail (Additional Investments):
 Thrivent Mutual Funds
 P.O. Box 219334
 Kansas City, Missouri 64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
 Thrivent Mutual Funds
 P.O. Box 219348
 Kansas City, Missouri 64121-9348

By Express Mail:
 Thrivent Mutual Funds
 210 West 10th Street, 8th Floor
 Kansas City, Missouri 64105
Pricing Funds' Shares

The price of a Fund's shares is based on the Fund's net asset value ("NAV"). Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Funds is based on the next calculation of the NAV after the Fund receives your payment or redemption request.



Thrivent Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Board of Trustees for the Funds, which utilize the amortized cost method. Valuing securities held by Thrivent Money Market Fund on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the Statement of Additional Information.


Each other Fund determines the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or if the investment adviser determines that they do not accurately reflect fair value for a security, the Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.



Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Class A Shares


Class A shares of Thrivent Limited Maturity Bond Fund and Thrivent Money Market Fund are offered without an initial sales charge. The table below shows the sales charges you will pay if you purchase Class A shares of Thrivent Technology Fund, Thrivent Partner Small Cap Value Fund, Thrivent Small Cap Stock Fund, Thrivent Small Cap Index Fund, Thrivent Mid Cap Growth Fund, Thrivent Mid Cap Stock Fund, Thrivent Mid Cap Index Fund, Thrivent Partner International Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, Thrivent Large Cap Stock Fund, Thrivent Large Cap Index Fund, and Thrivent Balanced Fund.


              WHEN YOU INVEST                 THIS % IS DEDUCTED   WHICH EQUALS THIS %
                THIS AMOUNT                   FOR SALES CHARGES    OF YOUR INVESTMENT
Less than $50,000                                    5.5%                 5.82%
$50,000 and above but less than $100,000             4.5%                 4.71%
$100,000 and above but less than $250,000            3.5%                 3.63%
$250,000 and above but less than $500,000            2.5%                 2.56%
$500,000 and above but less than $1,000,000          2.0%                 2.04%
$1,000,000 or more                                     0%*                   0%*
--------------------------------------------------------------------------------------

  *A contingent deferred sales charge of 1% will apply to shares redeemed within one year.


The table below shows the sales charges you will pay if you purchase Class A shares of Thrivent High Yield Fund, Thrivent High Yield Fund II, Thrivent Municipal Bond Fund, Thrivent Income Fund, and Thrivent Core Bond Fund.


              WHEN YOU INVEST                 THIS % IS DEDUCTED   WHICH EQUALS THIS %
                THIS AMOUNT                   FOR SALES CHARGES    OF YOUR INVESTMENT
Less than $50,000                                    4.5%                 4.71%
$50,000 and above but less than $100,000             4.0%                 4.17%
$100,000 and above but less than $250,000            3.5%                 3.63%
$250,000 and above but less than $500,000            2.5%                 2.56%
$500,000 and above but less than $1,000,000          2.0%                 2.04%
$1,000,000 or more                                     0%*                   0%*
--------------------------------------------------------------------------------------

  *A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

Ways to Eliminate or Reduce the Initial Sales Charges




.. Rights of Accumulation: You can combine the value of all shares of any class of the Funds (except Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund) in any type of account (except a partnership account, a corporate account, or an employee sponsored retirement plan) that you or members of your family who live with you own to the amount of your next Class A purchase for the purpose of calculating the sales charge. The value of all shares in an employer sponsored retirement plan (except shares of Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund) will be accumulated for the purpose of determining the sales charge for shares purchased through that retirement plan. You must notify us of the other existing accounts, and we may ask you to provide account statements of the other accounts.



.. Automatic Reinvestments: Class A shares that you purchase by automatically reinvesting dividends or capital gains distributions from Class A shares of the Funds will not be subject to any initial sales charge.


.. Thirteen-month Letter of Intent: If you intend to accumulate $50,000 or more, including the value of previous purchases in Class A or Class B shares of one or more of the Funds (except Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund) within the next 13 months, you may sign a Letter of Intent and receive a reduced sales charge on purchases of any Class A shares.

.. Reinvestment upon Redemption: Except for certain Qualified Retirement Plans, if you redeem any or all of your Class A shares of any Fund other than Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund, or if you redeem any or all of your Class B shares of any Fund, or receive cash dividends from one of these Funds, you may reinvest any amount of your redemption in Class A shares of any of the Funds without paying a sales charge on the purchase of Class A shares. You must make your reinvestment within 90 days after redeeming your Class A shares or Class B shares and inform the Fund that you qualify for this discount. Your redemption may be a taxable event even if the shares are later reinvested.

.. Surrender or Dividend Withdrawal: If you request a surrender or dividend withdrawal from a life insurance or annuity contract issued by Thrivent Financial for Lutherans ("Thrivent Financial") or Thrivent Life Insurance Company and direct that the money should be used to purchase Class A shares of a Fund, the sales charge will be waived.

.. Amount Invested From Close-out of Small Class B Account: If you redeem a
  Class B Account which is below $1,000 and instruct that the proceeds should be used to purchase additional shares of an existing Class A Account in order to meet the required minimum amount for the Fund, the proceeds from the redemption of your Class B Account will not be subject to a sales charge.



.. Investment Advisory Program: Class A shares purchased in connection with fee-based investment advisory services offered by Thrivent Investment Mgt. or Thrivent Financial Bank will not be subject to any sales charge.


.. Purchases by Tax-exempt Organizations: Class A shares of any Fund are available at one-half of the regular sales charge, if any, if purchased by organizations qualifying for tax-exemption under Sections 501(c)(3) and 501(c)(13) of the Internal Revenue Code.




.. Information on the Funds' Web Site. Information regarding the ways to eliminate or reduce the initial sales charges is also available at thrivent.com, including hyperlinks that facilitate access to the information.



Class B Shares



Effective at the close of business on October 15, 2004, new sales of Class B shares of the Funds are no longer offered. Existing Class B shareholders may exchange Class B shares of one Fund for Class B shares of another Fund. Class B shares purchased on or before October 15, 2004, are subject to Contingent Deferred Sales Charge ("CDSC") of up to 5%, depending upon how long you hold your shares before you redeem them.


                                This % of net asset value at
                                    the time of purchase
When you sell shares in this     (or of sale, if lower) is
 year after you bought them     deducted from your proceeds

      1st Year ....................................... 5%

      2nd Year.........................................4%

      3rd Year ........................................3%

      4th Year ........................................2%

      5th Year ........................................1%


In order to ensure that you pay the lowest CDSC possible, the Fund will first redeem Class B shares that are not subject to the CDSC and then Class B shares held for the longest period of time. There is no CDSC on exchanges into Class B shares of the other Funds. The date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. If you exchange Class B shares of any other Fund for Class B shares of Thrivent Limited Maturity Bond Fund, the CDSC will stop declining during the period your investment is in Thrivent Limited Maturity Bond Fund Class B shares. The amount of any CDSC will be paid to Thrivent Investment Mgt., the broker-dealer for the Funds.




Contingent Deferred Sales Charge Waivers

No CDSC will apply to the following:

.. Increases in the net asset value of Class B shares above the purchase price; .. Class B shares purchased through reinvestment of dividends and capital gains distributions;
.. Class B shares purchased more than five years prior to redemption;
.. Class B shares redeemed due to the death or disability of a sole individual shareholder (but not for shares held in joint accounts or "family," "living" or other trusts) and for mandatory retirement distributions from an IRA or a tax-sheltered custodial account (403(b) plan);
.. Class B share redemptions from certain retirement plans which are taken in substantially equal payments; or

.. Redemption of a Class B Share account which is below $1,000 with instructions to purchase additional shares of an existing Class A Share account in order to meet the required minimum amount for the Fund.


Conversion of Class B Shares to Class A Shares

Your Class B shares will automatically convert into Class A shares of the same Fund after five years or earlier if approved by the Board of Trustees and consequently will no longer be subject to the higher expenses borne by Class B shares. The Fund will not include the period that you held Class B shares of Thrivent Limited Maturity Bond Fund in calculating the five-year period.


Rule 12b-1 Fees



Both Class A and Class B shares have an annual Rule 12b-1 fee, based on the SEC rule that permits this type of fee for distribution and shareholder servicing activities. The Rule 12b-1 fee for Class A shares is 0.25% each year (0.125% for Thrivent Money Market Fund) of average daily net assets. The Rule 12b-1 fee for Class B shares is 1.00% each year (0.25% for Thrivent Limited Maturity Bond Fund and 0.875% for Thrivent Money Market Fund) of average daily net assets. Under the Rule 12b-1 plan, the Funds pay the Rule 12b-1 fees to Thrivent Investment Mgt. Those fees are paid out of a Fund's assets attributable to the respective class of shares on an outgoing basis. As a result these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Buying Shares

Opening an Account

You must open an account for each Fund that you want to purchase. Your Thrivent Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call the Thrivent Investment Mgt. Investment Interaction Center ("Interaction Center") at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Required Minimum Investments

                                                FIRST   ADDITIONAL
              REGULAR ACCOUNT                  PURCHASE PURCHASES
              ----------------------------------------------------
              All Funds except Thrivent Money
              Market Fund and Thrivent Limited
              Maturity Bond Fund                $1,000     $ 50
              ----------------------------------------------------
              Thrivent Money Market Fund        $1,500     $100
              ----------------------------------------------------
              Thrivent Limited Maturity Bond
              Fund                              $2,500     $100
              ----------------------------------------------------

              IRA OR TAX-DEFERRED PLAN
              ----------------------------------------------------
              All Funds except Thrivent Money
              Market Fund and Thrivent Limited
              Maturity Bond Fund                $  500     $ 50
              ----------------------------------------------------
              Thrivent Money Market Fund and
              Thrivent Limited Maturity Bond
              Fund                              $  500     $100
              ----------------------------------------------------

                                                  MINIMUM MONTHLY
                                                    AMOUNT PER
              AUTOMATIC INVESTMENT PLAN               ACCOUNT
              ---------------------------------------------------
              All Funds except Thrivent Money
              Market Fund and Thrivent Limited
              Maturity Bond Fund                       $ 50
              ---------------------------------------------------
              Thrivent Money Market Fund and
              Thrivent Limited Maturity Bond Fund      $100
              ---------------------------------------------------


Shares of the Funds are issued on days on which the NYSE is open, which generally are weekdays other than national holidays. Your order will be considered received when your check or other payment is received in good order. Good order means that your instructions and any required payment have been received in the form required by the Funds, including the name of the Fund, the account number, the amount of the transaction, and all required signatures. Except as noted below, orders received before the close of trading on the NYSE (generally 4:00 pm Eastern time) will be processed at the NAV calculated that day.



.. Orders placed by an unaffiliated broker-dealer through an investment advisory program offered by Thrivent Investment Mgt. must be placed with that broker-dealer prior to 3:00 pm Eastern time in order to be processed at the NAV for that day.


.. Orders of additional shares made by telephone or the internet before 4:00 pm
  Eastern time for pre-authorized purchase through your bank account will be processed the following day at the NAV calculated on the following day.



The Funds reserve the right to reject any purchase request.


Initial Purchases

You may purchase initial shares through your Registered Representative or in any of the following ways:

.. By mail; or
.. By wire transfer.


Class B shares are offered solely in exchange for Class B shares of other Funds.


Initial Purchases by Mail

To buy shares of the Funds by mail:

.. Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.
.. Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "Thrivent Mutual Funds."

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

Step 1: Call the Interaction Center at (800) THRIVENT (847-4836) and provide the following information:

      . Your account registration;
      . The name of the Fund(s) in which you want to invest;


      . Your address;
      . Your Social Security or tax identification number;
      . The dollar amount;
      . The name of the wiring bank; and
      . The name and telephone number of the person at your bank who the Funds can contact about your purchase.

Step 2: Instruct your bank to use the following instructions when wiring funds:

      Wire transfer to:
        State Street Corp.
        225 Franklin Street
        Boston, MA 02101
        ABA #011000028
        Account #4195-538-6

      Credit:
        Thrivent Financial Investor Services Inc. as Agent for the benefit of Thrivent Mutual Funds

      Further Credit:
        [Name of the Fund]
        [Shareholder Account Number]
        [Shareholder Registration/Name]


Step 3: Mail your application. Your shares will be purchased when we receive your application.

Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:

.. By mail;
.. By telephone;
.. By the Internet;
.. By wire transfer; or
.. Through the Automatic Investment Plan.

Additional Purchases By Mail

To make additional purchases by mail, make your check payable to the specific Fund in which you are investing. Please indicate your Fund account number on the face of your check. If you have more than one account, always verify that you are investing in the proper account. This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone


Before you can buy additional shares by telephone, you must have selected the Request for Telephone Purchase option on the application. Once you have selected this option, you can call the Interaction Center at (800) THRIVENT (847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment.


The Funds have implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information. Please note, however, that the Funds will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Funds may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet (pre-authorized bank information is required prior to purchase). A Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer

You may make additional purchases in an existing Fund account by wire transfer. In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

Instruct your bank to use the following instructions when wiring funds:

 Wire transfer to:
   State Street Corp.
   225 Franklin Street
   Boston, MA 02101
   ABA #011000028
   Account #4195-538-6

 Credit:
   Thrivent Financial Investor Services Inc. as Agent for the benefit of Thrivent Mutual Funds

 Further Credit:
   [Name of the Fund]
   [Shareholder Account Number]
   [Shareholder Registration/Name]


Thrivent Mutual Funds and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.


Automatic Investment Plans


The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds' automatic investment plans, you may implement a strategy called dollar cost averaging. Dollar cost averaging involves investing a fixed amount of money at regular intervals. When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high. Dollar cost averaging does not ensure a profit or protect against a loss during declining markets.




For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt. representative or the Interaction Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan


Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' Automatic Bank Withdrawal Plan. Under this plan, the Funds will withdraw from an investor's bank checking or savings account in the amount specified--which may not be less than $50 per account--on specified dates. The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draw. To use this plan, you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.


Automatic Payroll Deduction Savings and Investment Plan


The payroll deduction savings and investment plan allows employees, Social Security recipients, federal employees and military personnel to invest in the Funds through direct deduction from their paychecks or commission checks. For information about how to instruct another institution to send payroll deduction amounts to your mutual fund account, contact the Investment Interaction Center at (800) THRIVENT (847-4836).


Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in Thrivent Mutual Funds. These accounts may offer you tax advantages. You should consult with your attorney and/or tax advisor before you establish a retirement plan. Additional fees may apply to some retirement accounts. Please review plan documents for more information. Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies


Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent Mutual Funds does not accept cash. If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Funds may postpone paying the redemption proceeds until your payment has cleared or up to 10 business days from the date of purchase.


The Funds reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.



Redeeming Shares


When a Fund receives your request for redemption, the Fund will redeem your shares at the next calculation of the Fund's NAV. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange Commission. When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared. If an account has multiple owners, the Fund may rely on the instructions of any account owner.


If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.


Please note that an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery. If you request a redemption by wire transfer, a fee of up to $50 may be assessed.



The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if the Fund is waiting for your means of purchase to clear.



You may redeem shares in any of the following ways:


.. By mail


.. By phone


.. By the Internet




.. Through the Systematic Withdrawal Plan



Telephone and Internet redemptions are not allowed if:



.. There has been a change of address in the preceding 30 days


.. The request is for more than $100,000


Redemptions by Mail


Step 1: Contact your registered representative or our Interaction Center for a redemption form or prepare a written request including the following information:


      . Name(s) of the account owner(s);
      . Your account number;
      . The name of the Fund(s) whose shares are being redeemed; and

      . Dollar amount or number of shares you wish to redeem.


      If an account has multiple owners, the Fund may rely on the instructions of any one account owner.

      You must have a Medallion Signature Guarantee if you want to do any of the following:

      . Sell shares with a value of more than $100,000;

      . Send the proceeds to an address other than the one listed for your account;


      . Make the check payable to someone other than the account owners(s); or


      . Sell shares if there has been a change of address on your account within the preceding 30 days.


      A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

Step 2: Mail your redemption request.



Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application. If you do not want the telephone redemption option, please call the Interaction Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.




Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record.




Redemptions by the Internet


You may redeem shares from your accounts over the Internet. A Personal Identification Number (PIN) is required prior to authorizing transactions on your accounts. This privilege may not be available on retirement plan accounts.

Systematic Withdrawal Plan (Usually Appropriate for Class A Shares Only)

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using the Systematic Withdrawal Plan. The plan allows you to receive funds or direct payments at regular intervals. The following rules and/or guidelines apply:

.. You need a minimum of $5,000 in your account to start the plan.
.. You can select the date(s) on which the money is withdrawn.
.. To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s) sign the appropriate form, which is available from the Interaction Center.
.. Money can be sent by check or electronic funds transfer.

.. To stop or change your plan, you must notify Thrivent Investment Mgt. 10 days prior to the next withdrawal.

.. Because of sales charges, you must consider carefully the costs of frequent investments in and withdrawals from your account.

Please note that, for minimum required distributions from certain retirement plan accounts, the Fund will waive the contingent deferred sales charge on Class B shares.

Thrivent Money Market Fund Checks (Class A Shares Only)

You can write checks on your Class A shares of Thrivent Money Market Fund account if you complete a check writing signature card and agreement. You can request checks on your application or in writing. The Fund does not charge a fee for supplying your checks. The following rules and/or guidelines apply:

.. The checks you write on Thrivent Money Market Fund must be for $500 or more.
  (Because the Fund is not a bank, some features, such as stop payment, may not be available.)
.. The transfer agent may impose reasonable fees for each check that is returned. .. Unless you purchased shares by wire, you must wait up to 10 business days after you purchase Thrivent Money Market Fund shares to write checks against that purchase.

.. Unless you redeem via the Internet or phone, you need a written request--not a check--to close Thrivent Money Market Fund account. Your written request will require a Medallion Signature Guarantee to close accounts over $100,000 or to send the proceeds to a special payee or address.



VISA CheckCard



Class A shareholders of Thrivent Money Market Fund are offered the opportunity to apply for a VISA CheckCard. With a VISA CheckCard, you authorize the redemption of your shares by using the card. The VISA CheckCard may be used to purchase merchandise or services from merchants honoring VISA or to obtain cash advances (which a bank may limit to $5,000 per account per day for merchandise and services, $600 per account for cash advances) from any bank honoring VISA. You will earn daily income dividends on Fund shares up to the date they are redeemed.



When you receive an Thrivent Money Market Fund VISA CheckCard, you will be subject to the VISA account regulations of the issuing bank, including an annual VISA fee of $25 to cover its fees and administrative costs. The issuing bank may also change a fee each time an Automated Teller Machine (ATM) is used. In addition to that fee, the bank that owns the ATM machine may also charge a fee for each transaction. Enough shares will be redeemed automatically from your account to pay the fee. Lost or stolen cards should be reported immediately by calling toll-free (800) 449-9176. Thrivent Money Market Fund and the issuing bank have the right to modify or terminate the VISA CheckCard privilege or to impose additional charges for establishing or maintaining a VISA account upon 30 days prior written notice.




Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. You may make exchanges by using the options described in this section or by using the automatic exchange plan, which allows you to make exchanges on a regular basis. If you exchange Class A shares of a Fund for which you have previously paid an initial sales charge for Class A shares of another Fund, you will not be charged an initial sales charge for the exchange. If you exchange Class B shares of one Fund for Class B shares of another Fund, you will not be charged a CDSC at the time of the exchange.




Shareholders who are eligible to purchase Institutional Class shares may exchange some or all of their Class A shares for Institutional Class shares of any of the Funds. Accounts in Institutional Class shares that are below the required minimum balance for the Institutional Class may be exchanged into Class A shares.


All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.


The Funds reserve the right to terminate the exchange privilege of any shareholder who is believed to be engaging in abusive trading activity, as described in "Abusive Trading Policy and Monitoring Process." Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders. If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.


You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent Investment Mgt. registered representative.

You may exchange funds in any of the following ways:

.. By mail;

.. By telephone;


.. By the Internet; or


.. By the Automatic Exchange Plan.


Exchanges by Mail

Prepare and mail a written request including the following information:

.. Name(s) of the account owner(s);
.. Your Fund(s) and account number(s);
.. Dollar or share amount you wish to exchange; The name of the Fund(s) and account number(s) you are exchanging into; and .. Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application. If you do not want the telephone exchange option, please call the Interaction Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

You may exchange shares by calling the Interaction Center at (800) THRIVENT (847-4836). Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Interaction Center by phone, and a telephone exchange may be difficult to implement at those times. The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet


You may exchange shares within your Fund accounts over the Internet. A Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on certain retirement plan accounts.



Automatic Exchange Plans



You may exchange shares on a regular basis by using the Automatic Exchange Plan. The plan allows you to exchange funds at regular intervals, on dates you select, between the different funds of the Thrivent Mutual Funds. The following guidelines apply:





.. Exchanges are permitted between accounts of the same share class and accounts with similar registrations.


.. To stop or change your plan, you must notify Thrivent Investment Mgt. 10 days prior to the next exchange date.



For further instructions on how to start, stop, or make changes to the plan, call the Investment Interaction Center at (800) THRIVENT (847-4836), or notify the Fund in writing.



Transaction Confirmations



Thrivent Investment Mgt. generally mails written confirmation of your transaction within five business days following the date of your transaction. It mails confirmation of check writing transactions in Thrivent Money Market Fund monthly and confirmation of your automatic investment plan transactions at least quarterly. You also can check your account activity on thrivent.com or by calling the Automated Service Line at (800) 847-4836, option 2.



Accounts With Low Balances



Due to the high cost to shareholders of maintaining accounts with low balances, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. The required minimum amount for Class A share accounts is $1,000 for all Funds except Thrivent Limited Maturity Bond Fund and Thrivent Money Market Fund. The required minimum amount for Class A share accounts of Thrivent Limited Maturity Bond Fund is $2,500, and the required minimum amount for Class A share accounts of Thrivent Money Market Fund is $1,500. Before shares are redeemed to close an account, you will be notified in writing and allowed 60 days to purchase additional shares. Small account fees will be automatically deducted from your account once each year.





Abusive Trading Policies and Monitoring Processes



The Funds discourage short-term or excessive trading and other abusive trading practices. Abusive trading by shareholders can disrupt portfolio management, negatively impact fund performance, and increase Fund expenses. The Board of Trustees of the Funds has adopted the policy set forth below to deter abusive trading activity.



Several different tactics are used to reduce the frequency and effect that abusive trading can have on the Funds. The Funds may use a combination of monitoring shareholder activity, restricting shareholder transactions on certain accounts, and fair value pricing as applicable (see "Pricing Funds' Shares").



When monitoring shareholder activity, the Funds may consider several factors to evaluate shareholder activity including, but not limited to, the amount and frequency of transactions, the amount of time between purchases and redemptions (including exchanges), trading patterns, and total assets in the Funds that are purchased and redeemed. In making this evaluation, the Funds may consider trading in multiple accounts under common ownership or control.



The Funds may deem the sale of all or a substantial portion of a shareholder's purchase of shares to be abusive if the sale is made within seven days after purchase. This policy does not apply to automatic investment plans, systematic withdrawal plans, or transactions solely in your money market account, including checkwriting and debit card transactions. The Funds reserve the right, in their sole discretion, to identify other trading practices as abusive.



If a shareholder is believed to be engaging in abusive trading activity, the Funds may request the shareholder to cease such activity, restrict the frequency and number of exchanges allowed on an account, or take other action as the Funds deems necessary to limit or restrict the account privileges to the shareholder. The Funds may also reject, restrict or cancel any purchase request, including the purchase side of an exchange, without notice for any reason.



Although, the Funds seek to deter and prevent abusive trading practices, there are no guarantees that all activity can be detected or prevented. Shareholders engaging in abusive trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify abusive trading. Omnibus accounts like those maintained by brokers and retirement plans aggregate purchases and redemptions for multiple investors whose identities are not known to the Fund, and the Funds do not have access to the individual shareholder account information for those accounts. The Funds monitor aggregate trading activity of the omnibus accounts, and if abusive trading is suspected, the Funds will contact the intermediary associated with the account to discourage shareholders from engaging in abusive trading practices and ask them to impose restrictions on excessive trades. However, the financial intermediaries associated with the omnibus accounts may be limited in their ability to restrict trading practices of their clients.


Distributions

--------------------------------------------------------------------------------


Dividends


Dividends are declared and paid as follows:



Declared daily and paid monthly



.. Thrivent High Yield Fund


.. Thrivent High Yield Fund II

.. Thrivent Municipal Bond Fund
.. Thrivent Income Fund
.. Thrivent Core Bond Fund
.. Thrivent Limited Maturity Bond Fund
.. Thrivent Money Market Fund


Declared and paid quarterly


.. Thrivent Balanced Fund


Declared and paid annually


.. Thrivent Technology Fund
.. Thrivent Partner Small Cap Value Fund
.. Thrivent Small Cap Stock Fund
.. Thrivent Small Cap Index Fund
.. Thrivent Mid Cap Growth Fund
.. Thrivent Mid Cap Stock Fund
.. Thrivent Mid Cap Index Fund
.. Thrivent Partner International Stock Fund
.. Thrivent Large Cap Growth Fund
.. Thrivent Large Cap Value Fund
.. Thrivent Large Cap Stock Fund
.. Thrivent Large Cap Index Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by the Fund.

Capital Gains


Capital gains distributions, if any, usually will be declared and paid in December for the prior fiscal year ending October 31.


Distribution Options

When completing your application, you must select one of the following options for dividends and capital gains distributions:


.. Full Reinvestment. Distributions from a Fund will be reinvested in additional shares of the same class of that Fund. This option will be selected automatically unless one of the other options is specified.



.. Full Reinvestment in a Different Fund. You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within the Thrivent Mutual Funds.


.. Part Cash and Part Reinvestment. You may request to have part of your distributions paid in cash and part of your distributions reinvested in additional shares of the same class of the Fund.


.. All Cash. Distributions will be paid in cash. You may choose to send your distributions directly to your bank account or request to have a check sent to you. Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.



The Fund reserves the right to automatically reinvest any distributions into your account that are less than $10.00.


Distributions paid in shares will be credited to your account at the next determined NAV per share.

OPTIMUM(R) Account


--------------------------------------------------------------------------------


Thrivent Investment Mgt. offers the OPTIMUM Account to all Thrivent Money Market Fund Class A shareholders. OPTIMUM Account features include:



.. VISA CheckCard Privilege. You can use the VISA card to purchase merchandise or obtain cash advances. There is no annual fee, although you will be subject to other VISA account regulations of the issuing bank, as discussed on page 53.



.. Checkwriting Privileges. You can write as many checks as you want with no minimum and at no charge per check. Shares will be redeemed from your Thrivent Money Market Fund account to cover the checks you write on the date the check reaches the Bank.



.. Tax-free Money Market Fund. You have access to Tax-Free Instruments Trust, a money market fund with dividends exempt from federal income tax.



.. Discount Brokerage. You can use OPTIMUM Account Discount Brokerage Services for direct purchases of general securities.



.. Automatic Settlement. Purchase and sell transactions for general securities placed through OPTIMUM Account Discount Brokerage Services will clear automatically through your Thrivent Money Market Fund account.



.. Monthly Consolidated Statement. In lieu of an immediate confirmation of Thrivent Money Market Fund financial transactions, you will receive your monthly OPTIMUM Account statement. The monthly statement will report all activity in your accounts held in Thrivent Mutual Funds, Family of Funds, Tax-Free Instruments Trust, OPTIMUM Account Discount Brokerage Account, and VISA CheckCards.



There is a one-time new account fee of $25 for the OPTIMUM Account package. A monthly administrative fee of $5.00 is charged. These fees will be automatically redeemed from your Thrivent Money Market Fund account each month.


Taxes

--------------------------------------------------------------------------------


General


In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income. To the extent a Fund receives and distributes qualified dividend income, you are eligible for a tax rate lower than that on other ordinary income distributions. Distributions of other net capital gains by the Fund are generally taxable as capital gains--in most cases, at different rates from those that apply to ordinary income. The Funds expect that distributions from Thrivent Technology Fund, Thrivent Partner Small Cap Value Fund, Thrivent Small Cap Stock Fund, Thrivent Small Cap Index Fund, Thrivent Mid Cap Growth Fund, Thrivent Mid Cap Stock Fund, Thrivent Mid Cap Index Fund, Thrivent Partner International Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, and Thrivent Large Cap Index Fund will consist primarily of capital gains and that distributions from Thrivent Large Cap Stock Fund, Thrivent Balanced Fund, Thrivent High Yield Fund, Thrivent High Yield Fund II, Thrivent Income Fund, Thrivent Core Bond Fund, Thrivent Municipal Bond Fund, Thrivent Limited Maturity Bond Fund and Thrivent Money Market Fund will consist primarily of ordinary income. The distributions from Thrivent Balanced Fund may consist of both capital gains and ordinary income.


The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the portfolio securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you information detailing the amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange between Funds is the same as a sale. You will not be required to pay federal income tax on (i) the automatic conversion of Class B shares to Class A shares or (ii) exchanges of Class A or Class B shares of a Fund for Institutional Class Shares of the same fund.

Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance.


By law, the Funds must withhold 28% of your distributions and proceeds as a prepayment of federal income tax if you have not provided complete, correct taxpayer information.


Thrivent Partner International Stock Fund

Foreign investments pose special tax issues for Thrivent Partner International Stock Fund and its shareholders. For example, certain gains and losses from currency fluctuations may be taxable as ordinary income. Also, certain foreign countries withhold some interest and dividends that otherwise would be payable to Thrivent Partner International Stock Fund. If the amount withheld is material, Thrivent Partner International Stock Fund may elect to pass through a credit to shareholders.

Thrivent Municipal Bond Fund


You will not be required to pay federal income tax on dividends of Thrivent Municipal Bond Fund that represent interest that the Fund earns on tax-exempt securities. The Fund may, however, invest a portion of its assets in securities that generate income that is not exempt from federal income tax or securities that are subject to the alternative minimum tax. In addition, income of the Fund that is exempt from federal income tax may be subject to state and local income tax. Any capital gains distributed by Thrivent Municipal Bond Fund will be subject to federal and state taxes.


Other Securities and Investment Practices

--------------------------------------------------------------------------------

The principal investment strategies and risk factors of each Fund are outlined beginning on page 2. This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks. Each of the additional strategies in this section are non-principal strategies except as otherwise noted.

Repurchase agreements: Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-issued securities: Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Exchange Traded Funds (ETFs): Each of the Funds, except Thrivent Money Market Fund, may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Each Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Mortgage-backed and asset-backed securities: Each of the Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise. (Mortgage-backed and asset-backed securities are principal strategies for Thrivent Balanced Fund, Thrivent Income Fund, Thrivent Core Bond Fund, and Thrivent Limited Maturity Bond Fund.)

Zero coupons: Each of the Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.


Foreign securities: Each of the Funds may invest in foreign securities. (Foreign securities are a principal strategy for Thrivent Partner International Stock Fund.) Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of these Funds except Thrivent Money Market Fund may use foreign currencies and related instruments to hedge its foreign investments.


In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.


International exposure: Each of the Funds may have some international exposure (including emerging markets) in their investments. (International exposure is a principal strategy for Thrivent Partner International Stock Fund.) Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.


Restricted and illiquid securities: Each of the Funds may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Securities lending: Each of the Funds except Thrivent Money Market Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.


Derivatives: Each of the Funds except Thrivent Money Market Fund may invest in derivatives. Derivatives, a category that includes options, and futures and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).


While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging or speculative purposes may not be available.


Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.



Foreign Currency Transactions: The Thrivent Partner International Stock Fund may conduct foreign currency exchange transactions, normally either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Fund will generally not enter into a forward contract with a term greater than one year.



Under unusual circumstances, the Fund may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. T. Rowe Price International will consider the effect such a commitment to forward contracts would have on the Fund's investment program and the flexibility of the Fund to purchase additional securities. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and fund total return could be adversely affected as a result.



There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.


High-yield bonds: Each of the Funds except Thrivent Municipal Bond Fund and Thrivent Money Market Fund may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that a Fund invests in high-yield bonds, it takes on the following risks:

.. The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
.. Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.


High yield bonds are a principal strategy for Thrivent High Yield Fund, Thrivent High Yield Fund II, Thrivent Income Fund, and Thrivent Limited Maturity Bond Fund.


Government bonds and municipal bonds: Each of the Funds may invest in government bonds and municipal bonds. As a result, the Fund's performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Government bonds are a principal strategy for Thrivent Income Fund, Thrivent Core Bond Fund, and Thrivent Limited Maturity Bond Fund, and municipal bonds are a principal strategy for Thrivent Municipal Bond Fund.

Short-term trading: The investment strategy for each Fund at times may include short-term trading. While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a Fund's transaction costs and may increase your tax liability.


Thrivent Mid Cap Growth Fund, Thrivent Balanced Fund, Thrivent Income Fund, Thrivent Core Bond Fund, and Thrivent Limited Maturity Bond Fund had portfolio turnover rates of over 100% for their most recent fiscal year. The portfolio turnover rate for Thrivent Mid Cap Growth Fund is largely attributable to its sale of securities in connection with the merger of Lutheran Brotherhood Opportunity Growth Fund and Lutheran Brotherhood Mid Cap Growth Fund. The adviser uses a mortgage dollar roll program in its investment strategy for Thrivent Balanced Fund, Thrivent Income Fund, Thrivent Core Bond Fund, and Thrivent Limited Maturity Bond Fund. A mortgage dollar roll program involves the purchase and sale of mortgage-backed securities.

Initial public offering: Each of the Funds may engage in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Fund's size is smaller, any gains from IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. There can be no assurance that a Fund will have favorable IPO investment opportunities.


Securities ratings: When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser. High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than Thrivent Money Market Fund) may choose to follow the higher rating. If a bond is unrated, the Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive investing: In response to market, economic, political or other conditions, each Fund (except Thrivent Money Market Fund) may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

Unusual Opportunities: Each of the Funds may purchase some securities that do not meet its normal investment criteria when the investment adviser or subadviser perceives an unusual opportunity for gain, which could include a variety of factors, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. If the anticipated gains do not materialize, the Fund could lose money from such an investment.

Financial Highlights

--------------------------------------------------------------------------------


The financial highlights tables for each of the Funds are intended to help you understand the Funds' financial performance for the past five complete fiscal years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and
distributions). This information has been audited by [                    ],
independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Annual Report to Shareholders for the fiscal year ended October 31, 2004, which is available upon request. The tables do not show the effect of a sales charge for any of the Funds.

[LOGO] Thrivent Investment Management/tm/

    625 Fourth Ave, S., Minneapolis, MN 55415
    www.thrivent.com . email: mail@thrivent.com . (800) 847-4836



Thrivent Mutual Funds
--------------------------------------------------------------------------------
            By Telephone:               By Mail (Additional
              800-847-4836              Investments):
              press 1 to speak with a     Thrivent Mutual Funds
              customer service            P.O. Box 219334
              representative or           Kansas City, Missouri
              press 2 to use the          64121-9334
              Automated Service Line
                                        By Mail (Redemptions,
            By Internet:                Exchanges or Other
              www.thrivent.com          Requests):
                                          Thrivent Mutual Funds
            By Mail (New                  P.O. Box 219348
            Applications):                Kansas City, Missouri
              Thrivent Mutual Funds       64121-9348
              P.O. Box 219347
              Kansas City, Missouri     By Express Mail:
              64121-9347                  Thrivent Mutual Funds
                                          210 West 10/th/ Street,
                                          8/th/ Floor
                                          Kansas City, Missouri
                                          64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during their last fiscal year. You may request a free copy of the Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-847-4836. You also may review and copy information about the Funds (including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may get more information about the Public Reference Room by calling 1-202-942-8040. You also may get information about the Funds on the EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an email to: publicinfo@sec.gov.

1940 Act File No. 811-5075

[LOGO]
                    625 Fourth Ave, S., Minneapolis, MN 55415-1665 www.thrivent.com . email: mail@thrivent.com . 800-THRIVENT (800-847-4836)

21520PR R2-05

[LOGO]  Thrivent Investment Management
Thrivent Mutual Funds


                                                                      Prospectus
                                                      Institutional Class Shares

                                                               February 28, 2005

        [PHOTO HERE]


Thrivent Technology Fund                    Thrivent Large Cap Index Fund - I
Thrivent Partner Small Cap Value Fund       Thrivent Balanced Fund
Thrivent Small Cap Stock Fund               Thrivent High Yield Fund
Thrivent Mid Cap Growth Fund                Thrivent High Yield Fund II
Thrivent Mid Cap Stock Fund                 Thrivent Municipal Bond Fund
Thrivent Mid Cap Index Fund - I             Thrivent Income Fund
Thrivent Partner International Stock Fund   Thrivent Core Bond Fund
Thrivent Large Cap Growth Fund              Thrivent Bond Index Fund - I
Thrivent Large Cap Value Fund               Thrivent Limited Maturity Bond Fund
Thrivent Large Cap Stock Fund               Thrivent Money Market Fund


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Shares of Thrivent Mutual Funds are not deposits or other obligations of Thrivent Financial Bank or any other bank, or insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency. Shares of Thrivent Mutual Funds are subject to investment risk, including possible loss of the principal amount invested.


22039PR R2-05

Table of Contents

--------------------------------------------------------------------------------


                                                                  PAGE

          Thrivent Technology Fund...............................    2

          Thrivent Partner Small Cap Value Fund..................    4

          Thrivent Small Cap Stock Fund..........................    6

          Thrivent Mid Cap Growth Fund...........................    8

          Thrivent Mid Cap Stock Fund............................   10

          Thrivent Mid Cap Index Fund-I..........................   12

          Thrivent Partner International Stock Fund..............   14

          Thrivent Large Cap Growth Fund.........................   18

          Thrivent Large Cap Value Fund..........................   20

          Thrivent Large Cap Stock Fund..........................   22

          Thrivent Large Cap Index Fund-I........................   24

          Thrivent Balanced Fund.................................   26

          Thrivent High Yield Fund...............................   28

          Thrivent High Yield Fund II............................   30

          Thrivent Municipal Bond Fund...........................   32

          Thrivent Income Fund...................................   34

          Thrivent Core Bond Fund................................   36

          Thrivent Bond Index Fund-I.............................   38

          Thrivent Limited Maturity Bond Fund....................   40

          Thrivent Money Market Fund.............................   42

          Management, Organization and Capital Structure.........   44
              Disclosure of Portfolio Holdings...................   44
              Investment Adviser.................................   44
              Advisory Fees......................................   44
              Portfolio Management...............................   44
              Personal Securities Investments....................   46
              Standard & Poor's Trademarks.......................   46

          Shareholder Information................................   46
              How to Contact Us..................................   46
              Pricing Funds' Shares..............................   46
              Institutional Class Shares.........................   47
              Buying Shares......................................   47
              Redeeming Shares...................................   49
              Exchanging Shares Between Funds....................   50
              Transaction Confirmations..........................   51
              Accounts with Low Balances.........................   51
              Abusive Trading Policies and Monitoring Processes..   51

          Distributions..........................................   52
              Dividends..........................................   52
              Capital Gains......................................   52
              Distribution Options...............................   52

          Taxes..................................................   53
              General............................................   53
              Thrivent Partner International Stock Fund..........   53
              Thrivent Municipal Bond Fund.......................   53

          Other Securities and Investment Practices..............   54

          Financial Highlights...................................   56

Thrivent Technology Fund

--------------------------------------------------------------------------------


Investment Objective

Thrivent Technology Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Strategies


Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in common stocks of technology companies. Technology companies include the following industries: information technology, telecommunications services, computer and electronic retail, internet retail, biotechnology, healthcare equipment, aerospace and defense, data processing services and media. The Fund's investment adviser focuses on equity securities of U.S. technology companies that have a strong potential for future growth. These companies typically provide little or no dividend income. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in technology stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change. While stocks may be purchased without regard to market capitalization, the investment adviser focuses on large and medium-sized companies. Although market capitalizations are constantly changing, as of September 30, 2004, large and medium-sized companies had market capitalizations of at least $11.6 billion according to Lipper, Inc.


The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The investment adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.

The investment adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks


The Fund is subject to the following principal investment risks:


Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stook prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of technology securities historically have been more volatile than other securities.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.



Defining
Terms

Fundamental analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings and financial structure.

Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital and the historical and projected patterns of sales, costs and profitability.

Technical analysis generally involves studying trends and movements in a security's price, trading volume and other market-related factors in an attempt to discern patterns.

Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year period and since inception of the Institutional Class shares compared to a broad-based securities market index.



The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


The Fund commenced operations on July 1, 2000. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.



                                    [CHART]

                           YEAR-BY-YEAR TOTAL RETURN

                       '01       '02       '03       '04
                     -------   -------   -------
Annual Return (%)    -36.48%   -42.33%    52.36%



Best Quarter  Q4 '01 +32.89%
Worst Quarter Q3 '01 -39.32%


                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2004)
                                                          Since
                                                        Inception
Thrivent Technology Fund                       1 Year   (07/01/00)
---------------------------------------------------------------------
Institutional Shares (before taxes)
---------------------------------------------------------------------
(after taxes on distributions)
---------------------------------------------------------------------
(after taxes on distributions and redemptions)
---------------------------------------------------------------------
Goldman Sachs Technology Industry
Composite Index/1/
---------------------------------------------------------------------


/1/The Goldman Sachs Technology Industry Composite Index is a modified capitalization-weighted index of selected technology stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See "Shareholder Information--Redeeming Shares."



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.75%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses
---------------------------------------------------
    Total Annual Fund Operating Expenses
---------------------------------------------------




EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------


You would pay the following expenses if you did not redeem your shares:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------

Thrivent Partner Small Cap Value Fund

--------------------------------------------------------------------------------

Investment Objective

Thrivent Partner Small Cap Value Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

Principal Strategies


Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. The Fund's subadviser focuses mainly on the stocks of smaller U.S. companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000 Value Index. Although market capitalizations are constantly changing, as of September 30, 2004, the largest companies included in the Index have market capitalizations of less than $2.9 billion. The Fund will not sell a stock just because the company has grown to a market capitalization outside the range. Should the subadviser determine that the Fund would benefit from reducing the percentage of its assets invested in small company stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.


The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The Fund ordinarily invests in equity securities of small companies that the subadviser believes are undervalued. A company's securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company. The subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. The Fund's subadviser considers these factors, among others, in choosing companies:

.. low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company's peers, or its own historic norm;
.. low stock price relative to a company's underlying asset values;
.. above-average dividend yield relative to a company's peers or its own historic norm;
.. a plan to improve the business through restructuring; and .. a sound balance sheet and other positive financial characteristics.

The subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

The subadviser uses fundamental research techniques to determine what securities to buy and sell. (Fundamental analysis is described on page 2.)

Principal Risks

Thrivent Partner Small Cap Value Fund is subject to the following principal investment risks.

Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.


Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.


Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic values or if value stocks are out of favor.


Small Cap Risk. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and have less experienced management and financial resources. Such companies seldom pay significant dividends that could cushion returns in a falling market.


Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the subadviser in assessing the potential of the securities in which the Fund invests. The subadviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.


The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The Fund commenced operations on July 17, 2001. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.




                                    [CHART]

  '02        '03          '04
-------     ------       ------
-14.59%     48.73%


Best Quarter  Q2 '03 +22.03%
Worst Quarter Q3 '02 -20.59%


                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2004)
                                                          Since
                                                        Inception
Thrivent Partner Small Cap Value Fund          1 Year   (07/17/01)
------------------------------------------------------------------
Institutional Shares (before taxes)
------------------------------------------------------------------
(after taxes on distributions)
------------------------------------------------------------------
(after taxes on distributions and redemptions)
------------------------------------------------------------------
Russell 2000 Value Index/1/                               N/A/2/
------------------------------------------------------------------





/1/The Russell 2000 Value Index measures the performance of small cap value stocks. The Index does not reflect deductions for fees, expenses or taxes.


/2/Performance information for the Russell 2000 Value Index is not available for the time period shown in the table.


Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See "Shareholder Information--Redeeming Shares."



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.70%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses
---------------------------------------------------
    Total Annual Fund Operating Expenses
---------------------------------------------------




EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------


You would pay the following expenses if you did not redeem your shares:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------

Thrivent Small Cap Stock Fund

--------------------------------------------------------------------------------

Investment Objective

Thrivent Small Cap Stock Fund seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

Principal Strategies


Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. The Fund's investment adviser focuses mainly in the stocks of smaller U.S. companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index or the Russell 2000 Index. Although market capitalizations are constantly changing, as of September 30, 2004 those indexes included companies with market capitalizations less than $3.5 billion. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small company stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.


The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.) The investment adviser looks for small companies that, in its opinion:

.. have an opportunity for rapid growth;
.. have capable management; and
.. are financially sound.

The investment adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.


The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The Fund commenced operations on July 1, 1996. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29, 1997, shares that qualified as Institutional Class shares were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.



                                    [CHART]

YEAR-BY-YEAR TOTAL RETURN (CLASS A)

 1998    1999    2000    2001     2002     2003     2004
------  ------  ------  -------  -------  ------   ------
-1.80%  14.13%  18.47%   9.82%   -21.21%  41.23%


Best Quarter  Q4 '01 +22.94%
Worst Quarter Q3 '98 -21.18%


                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2004)
                                                               Since
                                                             Inception
Thrivent Small Cap Stock Fund       1 Year      5 Years      (12/29/97)
-----------------------------------------------------------------------
Institutional Shares (before taxes)
-----------------------------------------------------------------------
(after taxes on distributions)
-----------------------------------------------------------------------
(after taxes on distributions and
redemptions)
-----------------------------------------------------------------------
Russell 2000 Index/1/
-----------------------------------------------------------------------





/1/The Russell 2000 Index measures the performance of small cap stocks. The
   Index does not reflect deductions for fees, expenses or taxes.


Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See "Shareholder Information--Redeeming Shares."



SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load)             None
---------------------------------------------
Maximum Deferred Sales Charge (Load)    None
---------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                        0.68%
---------------------------------------------
Distribution and Service (12b-1) Fees   None
---------------------------------------------
Other Expenses
---------------------------------------------
Total Annual Fund Operating Expenses
---------------------------------------------




EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------


You would pay the following expenses if you did not redeem your shares:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------

Thrivent Mid Cap Growth Fund

--------------------------------------------------------------------------------


Investment Objective

Thrivent Mid Cap Growth Fund seeks long-term growth of capital.

Principal Strategies


Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. The Fund's investment adviser focuses mainly on stocks of mid-sized U.S. companies which have market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Mid Cap Growth Index or the S&P Mid Cap 400/Barra Growth Index at the time of the Fund's investment. Although market capitalizations are constantly changing, as of September 30, 2004, those Indexes included companies with market capitalization between $255 million and $14.9 billion. Should the Fund's investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.


The Fund's investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.) The investment adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.


The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.


Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.


Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues and, if a company' earning or revenues fall short of expectations, its stock price may fall dramatically. In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.



Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Opportunity Growth Fund and Lutheran Brotherhood Mid Cap Growth Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented is for Lutheran Brotherhood Mid Cap Growth Fund.


The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on May 30, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares that qualified as Institutional Class shares were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.



                                    [CHART]

1998     1999     2000     2001     2002     2003     2004
-----   ------   ------   ------   ------   ------   ------
11.87%  48.78%   12.70%   -19.94%  -25.44%  35.25%


Best Quarter  Q4 '99 +34.39%
Worst Quarter Q1 '01 -23.91%


                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2004)
                                                         Since
                                                       Inception
Thrivent Mid Cap Growth Fund        1 Year   5 Years   (10/31/97)
-----------------------------------------------------------------
Institutional Shares (before taxes)
-----------------------------------------------------------------
(after taxes on distributions)
-----------------------------------------------------------------
(after taxes on distributions and
redemptions)
-----------------------------------------------------------------
Russell Midcap Growth Index/1/
-----------------------------------------------------------------


/1/The Russell Midcap Growth Index measures the performance of mid cap growth stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See "Shareholder Information--Redeeming Shares."



SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load)             None
---------------------------------------------
Maximum Deferred Sales Charge (Load)    None
---------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                        0.42%
---------------------------------------------
Distribution and Service (12b-1) Fees   None
---------------------------------------------
Other Expenses
---------------------------------------------
Total Annual Fund Operating Expenses
---------------------------------------------




EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------


You would pay the following expenses if you did not redeem your shares:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------

Thrivent Mid Cap Stock Fund

--------------------------------------------------------------------------------

Investment Objective

Thrivent Mid Cap Stock Fund seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

Principal Strategies


Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. The Fund's investment adviser focuses mainly on the stocks of mid-sized U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P MidCap 400 Index or the Russell MidCap Index. Although market capitalizations are constantly changing, as of September 30, 2004, those Indexes included companies with market capitalization between $255 million and $14.9 billion. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap stocks from 80% to a lesser amount, we will notify you at least 60 days' prior to the change.


The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.) The investment adviser looks for mid-sized companies that, in its opinion:

.. have prospects for growth in their sales and earnings;
.. are in an industry with a good economic outlook;
.. have high-quality management; and
.. have a strong financial position.

The investment adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.


The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on June 30, 1993. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29, 1997, shares that qualified as Institutional Class shares were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                           YEAR-BY-YEAR TOTAL RETURN
                                    [CHART]

1998     1999     2000     2001     2002     2003     2004
-----   ------   ------   ------   ------   ------   ------
2.62%   19.01%   20.56%   -15.98%  -15.46%  32.50%


Best Quarter  Q4 '98 +22.99%
Worst Quarter Q3 '01 -22.03%


                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2004)
                                                               Since
                                                             Inception
Thrivent Mid Cap Stock Fund         1 Year      5 Years      (12/29/97)
--------------------------------------------------------------------------
Institutional Shares (before taxes)
--------------------------------------------------------------------------
(after taxes on distributions)
--------------------------------------------------------------------------
(after taxes on distributions and
redemptions)
--------------------------------------------------------------------------
S&P MidCap 400 Index/1/
--------------------------------------------------------------------------


/1/The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See "Shareholder Information--Redeeming Shares."



SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load)             None
---------------------------------------------
Maximum Deferred Sales Charge (Load)    None
---------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
Management Fees                        0.66%
---------------------------------------------
Distribution and Service (12b-1) Fees   None
---------------------------------------------
Other Expenses
---------------------------------------------
Total Annual Fund Operating Expenses
---------------------------------------------


/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------


You would pay the following expenses if you did not redeem your shares:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------

Thrivent Mid Cap Index Fund-I

--------------------------------------------------------------------------------

Investment Objective

Thrivent Mid Cap Index Fund-I seeks total returns that track the performance of the S&P MidCap 400 Index, by investing primarily in common stocks comprising the Index.

Principal Strategies


Under normal circumstances, the Fund invests substantially all of its assets (more than 80%) in all of the mid-sized company stocks included in the S&P MidCap 400 Index in the proportions in which they are represented in the Index. Although market capitalizations are constantly changing, as of September 30, 2004, mid cap companies have market capitalization between $255 million and $8.8 billion. This is a passively managed Fund, which means that the Fund's investment adviser does not choose the securities that make up the Fund. The
S&P MidCap 400 Index is a capitalization weighted index of 400 domestic stocks chosen for market size, liquidity and industry representation. The Index is adjusted quarterly, and when changes to the Index occur, the investment adviser will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from the Index. For liquidity reasons, the Fund may invest, to some degree, in money market instruments. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap common stocks from more than 80% to a lesser amount, it will notify you at least 60 days' prior to such a change.


Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Financial risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium- sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Loss of Principal. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.


The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The Fund commenced operations on December 31, 1999. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.




                                    [CHART]

                           YEAR-BY-YEAR TOTAL RETURN

2000     2001     2002     2003     2004
-----   ------   ------   ------   ------
17.29%  -1.20%   -14.56%  34.54%


Best Quarter  Q4 '01 +17.66%
Worst Quarter Q3 '01 -16.36%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2004)
                                                         Since
                                                       Inception
Thrivent Mid Cap Index Fund-I       1 Year   5 Years   (12/31/99)
-----------------------------------------------------------------
Institutional Shares (before taxes)
-----------------------------------------------------------------
(after taxes on distributions)
-----------------------------------------------------------------
(after taxes on distributions and
redemptions)
-----------------------------------------------------------------
S&P MidCap 400 Index/1/
-----------------------------------------------------------------


/1/The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See "Shareholder Information--Redeeming Shares."



SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load)             None
---------------------------------------------
Maximum Deferred Sales Charge (Load)    None
---------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                        0.25%
---------------------------------------------
Distribution and Service (12b-1) Fees   None
---------------------------------------------
Other Expenses
---------------------------------------------
Total Annual Fund Operating Expenses
---------------------------------------------





EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


         1 Year                     3 Years                    5 Years                   10 Years
-----------------------------------------------------------------------------------------------------------

            $                          $                          $                          $
-----------------------------------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 Year                     3 Years                    5 Years                   10 Years
-----------------------------------------------------------------------------------------------------------

            $                          $                          $                          $
-----------------------------------------------------------------------------------------------------------

Thrivent Partner International Stock Fund

--------------------------------------------------------------------------------

Investment Objective

Thrivent Partner International Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

Principal Strategies


The Fund seeks to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks. Should the investment adviser, determine that the Fund would benefit from reducing the percentage of its assets invested in stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change. While stocks may be purchased without regard to a company's market capitalization, the focus typically will be on large and, to a lesser extent, medium sized companies. Thrivent Investment Mgt. has selected two subadvisers with differing management styles to subadvise the Fund. Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks. The Fund's assets are allocated generally on an equal basis between the two investment subadvisers.


T. Rowe Price International, Inc. ("Price International")


Price International's stock selection reflects a growth style. While stocks may be purchased without regard to a company's market capitalization, Price International's focus typically will be on large and, to a lesser extent, medium-sized companies.



In determining the appropriate distribution of investments among various countries and geographic regions, Price International employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. (Fundamental analysis is described on page 2.) Price International seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.


While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of its decision-making. Country allocation is driven largely by stock selection, though the subadviser may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

.. Leading market position
.. Attractive business niche
.. Strong franchise or natural monopoly
.. Technological leadership or proprietary advantages
.. Seasoned management
.. Earnings growth and cash flow sufficient to support growing dividends .. Healthy balance sheet with relatively low debt

Price International may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Mercator Asset Management, LP ("Mercator")

Mercator's stock selection reflects a value style. Mercator may invest in securities of issuers of any capitalization size. Although Mercator invests primarily in equity securities, it also may invest in fixed income securities and derivatives.

Mercator combines a relative value style with bottom-up stock analysis. The goal of the investment team is to maximize returns on a risk-adjusted basis. Mercator's approach is to identify attractive, undervalued securities that have good earnings prospects. Using initial screens based on historical data, Mercator uses its proprietary database to identify securities which are inexpensive relative to their respective historical prices, industries, and markets. Mercator subjects the most attractive stocks to fundamental analysis, which seeks to validate projected financial data and considers company, industry, and macro factors. Mercator will consider selling a security when fundamental analysis indicates that the security is less attractive than alternative investments.

Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.


Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.


Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.


Foreign Securities Risk. Stocks of non-U.S. companies in which the Fund invests generally carry more risk than stocks of U.S. companies. The economies and financial markets of certain regions--such as Latin America, Asia, Europe and the Mediterranean region--can be highly interdependent and may decline at the same time. Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of non-U.S. markets, and higher transaction costs. The Fund's investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on security prices and impair the Fund's ability to repatriate capital or income. The Fund is also subject to the risk that the value of a foreign currency may decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.


Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and any one of them could cause the Fund's share price to decline.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of Price International and Mercator in assessing the potential of the securities in which the Fund invests. The subadvisers' assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index. On July 16, 2004, the Fund merged with Lutheran Brotherhood World Growth Fund. The performance presented is for Lutheran Brotherhood World Growth Fund.


The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The Fund commenced operations on September 5, 1995. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares that qualified as Institutional Class shares were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                           YEAR-BY-YEAR TOTAL RETURN

1998     1999     2000     2001     2002     2003     2004
-----   ------   ------   ------   ------   ------   ------
15.98%  33.05%   -16.58%  -21.14%  -17.57%  30.52%


Best Quarter  Q4 '99 +24.31%
Worst Quarter Q3 '02 -21.59%


                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2004)
                                                          Since
Thrivent Partner International Stock                    Inception
 Fund                                1 Year   5 Years   (10/31/97)
------------------------------------------------------------------
Institutional Shares (before taxes)
------------------------------------------------------------------
(after taxes on distributions)
------------------------------------------------------------------
(after taxes on distributions and
redemptions)
------------------------------------------------------------------
MSCI EAFE Index/1/
------------------------------------------------------------------


/1/The Morgan Stanley Capital International, Europe, Australasia, Far East
   Index (EAFE Index) measures the performance of stocks in developed countries outside of North America. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See "Shareholder Information--Redeeming Shares."



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.61%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses
---------------------------------------------------
    Total Annual Fund Operating Expenses
---------------------------------------------------




EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


         1 Year                     3 Years                    5 Years                   10 Years
-----------------------------------------------------------------------------------------------------------

            $                          $                          $                          $
-----------------------------------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 Year                     3 Years                    5 Years                   10 Years
-----------------------------------------------------------------------------------------------------------

            $                          $                          $                          $
-----------------------------------------------------------------------------------------------------------

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Thrivent Large Cap Growth Fund

--------------------------------------------------------------------------------


Investment Objective

Thrivent Large Cap Growth Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Strategies


Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. The Fund's investment adviser focuses mainly on the stocks of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Barra Growth Index, the Russell 1000 Growth Index, or the large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2004, those Indexes included companies
with market capitalizations of at least $     billion. Should the investment
adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.


The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The investment adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. (Fundamental, quantitative, and technical analysis are described on page 2.) The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projection of future earnings or revenues, and if a company's earning or revenues fall short of expectations, its stock price may fall dramatically.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. On July 16, 2004, the Fund merged with Lutheran Brotherhood Growth Fund. The performance presented is for Lutheran Brotherhood Growth Fund, which commenced operations on October 29, 1999.


The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                           YEAR-BY-YEAR TOTAL RETURN

2000     2001     2002     2003     2004
-----   ------   ------   ------   ------
-13.76% -23.52%  -29.17%  30.92%


Best Quarter  Q2 '03 +14.38%
Worst Quarter Q1 '01 -21.46%


                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2004)
                                                               Since
                                                             Inception
Thrivent Large Cap Growth Fund      1 Year      5 Years      (10/29/99)
--------------------------------------------------------------------------
Institutional Shares (before taxes)
--------------------------------------------------------------------------
(after taxes on distributions)
--------------------------------------------------------------------------
(after taxes on distributions and
redemptions)
--------------------------------------------------------------------------
Russell 1000 Growth Index/1/
--------------------------------------------------------------------------


/1/The Russell 1000 Growth Index measures the performance of large cap growth stocks. The Index does not reflect deductions for fees, expenses, or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See "Shareholder Information--Redeeming Shares."


SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum Sales Charge (Load)             None
----------------------------------------------
  Maximum Deferred Sales Charge (Load)    None
----------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
   Management Fees                            0.75%
------------------------------------------------------
   Distribution and Service (12b-1) Fees       None
------------------------------------------------------
   Other Expenses
------------------------------------------------------
   Total Annual Fund Operating Expenses/1/
------------------------------------------------------







/1/The investment adviser has contractually agreed, through at least December
   31, 2005, to reimburse certain expenses (including management fees) associated with operating Institutional Class shares of the Fund equal in the aggregate to 0.80% of the average daily net assets of the Fund.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


         1 Year                     3 Years                    5 Years                   10 Years
-----------------------------------------------------------------------------------------------------------

            $                          $                          $                          $
-----------------------------------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 Year                     3 Years                    5 Years                   10 Years
-----------------------------------------------------------------------------------------------------------

            $                          $                          $                          $
-----------------------------------------------------------------------------------------------------------

Thrivent Large Cap Value Fund

--------------------------------------------------------------------------------

Investment Objectives

Thrivent Large Cap Value Fund seeks to achieve long-term growth of capital.

Principal Strategies


Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. The Fund's investment adviser focuses mainly on the stocks of large U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P 500/Barra Value Index, the Russell 1000 Value Index, or the large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2004, those Indexes included companies
with market capitalizations of at least      billion. Should the investment
adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.


The investment adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes are undervalued in relation to their long-term earnings power or asset value.

These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. (Fundamental, quantitative, and technical analysis are described on page 2.) The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks


The Fund is subject to the following principal investment risks.



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.


Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. On July 16, 2004, the Fund merged with Lutheran Brotherhood Value Fund. The performance presented is for Lutheran Brotherhood Value Fund, which commenced operations on October 29, 1999.


The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                           YEAR-BY-YEAR TOTAL RETURN

2000     2001     2002     2003     2004
-----   ------   ------   ------   ------
2.63%   -8.85%   -22.72%  27.86%


Best Quarter  Q2 '03 +15.44%
Worst Quarter Q3 '02 -17.39%


                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2004)
                                                               Since
                                                             Inception
Thrivent Large Cap Value Fund       1 Year      5 Years      (10/29/99)
--------------------------------------------------------------------------
Institutional Shares (before taxes)
--------------------------------------------------------------------------
(after taxes on distributions)
--------------------------------------------------------------------------
(after taxes on distributions and
redemptions)
--------------------------------------------------------------------------
Russell 1000 Value Index/1/
--------------------------------------------------------------------------





/1/The Russell 1000 Value Index measures the performance of large cap value stocks. The Index does not reflect deductions for fees, expenses, or taxes.


Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See "Shareholder Information--Redeeming Shares."



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
------------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.45%
------------------------------------------------------
    Distribution and Service (12b-1) Fees      None
------------------------------------------------------
    Other Expenses
------------------------------------------------------
    Total Annual Fund Operating Expenses
------------------------------------------------------




EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


         1 Year                     3 Years                    5 Years                   10 Years
-----------------------------------------------------------------------------------------------------------

            $                          $                          $                          $
-----------------------------------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 Year                     3 Years                    5 Years                   10 Years
-----------------------------------------------------------------------------------------------------------

            $                          $                          $                          $
-----------------------------------------------------------------------------------------------------------

Thrivent Large Cap Stock Fund

--------------------------------------------------------------------------------

Investment Objective

Thrivent Large Cap Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

Principal Strategies


Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. The Fund's investment adviser focuses mainly on the stocks of large U.S. companies which have market capitalizations similar to those in widely known indices such as the S&P 500 Index or the large company market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, as of December 31, 2004, those Indexes included companies with market capitalizations of at least market
capitalization $     billion. Should the investment adviser determine that the
Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.


The Fund seeks to achieve its investment objective by investing in common stocks. Investing in convertible securities is not a principal strategy of the Fund. The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.) The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks


The Fund is subject to the following principal investment risks.



Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.


Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.


The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The Fund commenced operations on July 16, 1987. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29, 1997, shares that qualified as Institutional Class shares were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                           YEAR-BY-YEAR TOTAL RETURNS

1998     1999     2000     2001     2002     2003     2004
-----   ------   ------   ------   ------   ------   ------
28.61%  23.02%   -0.73%   -13.61%  -22.44%  21.71%


Best Quarter  Q4 '98 +22.07%
Worst Quarter Q3 '02 -17.62%


                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2004)
                                                         Since
                                                       Inception
Thrivent Large Cap Stock Fund       1 Year   5 Years   (12/29/97)
-----------------------------------------------------------------
Institutional Shares (before taxes)
-----------------------------------------------------------------
(after taxes on distributions)
-----------------------------------------------------------------
(after taxes on distributions and
redemptions)
-----------------------------------------------------------------
S&P 500 Index/1/
-----------------------------------------------------------------


/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly traded stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See "Shareholder Information--Redeeming Shares."



SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load)             None
---------------------------------------------
Maximum Deferred Sales Charge (Load)    None
---------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                        0.51%
---------------------------------------------
Distribution and Service (12b-1) Fees   None
---------------------------------------------
Other Expenses
---------------------------------------------
Total Annual Fund Operating Expenses
---------------------------------------------




EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


         1 Year                     3 Years                    5 Years                   10 Years
-----------------------------------------------------------------------------------------------------------

            $                          $                          $                          $
-----------------------------------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 Year                     3 Years                    5 Years                   10 Years
-----------------------------------------------------------------------------------------------------------

            $                          $                          $                          $
-----------------------------------------------------------------------------------------------------------

Thrivent Large Cap Index Fund-I

--------------------------------------------------------------------------------

Investment Objective

Thrivent Large Cap Index Fund-I seeks total returns that track the performance of the S&P 500 Index, by investing primarily in common stocks comprising the Index.

Principal Strategies


Under normal circumstances, the Fund invests substantially all of its assets (more than 80%) in all of the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the Index. This is a passively managed Fund, which means that the Fund's investment adviser does not choose the securities that make up the Fund. The S&P 500 Index is comprised of 500 domestic common stocks representing more than 70% of the total market value of all publicly traded common stocks. The Index is adjusted quarterly, and when changes to the Index occur, the investment adviser will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from the Index. For liquidity reason, the Fund may invest to some degree in money market instruments. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large company common stocks from more than 80% to a lesser amount, it will notify you at least 60 days' prior to such a change.


Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Loss of Principal. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.

Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.


The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The Fund commenced operations on December 31, 1999. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.




                                    [CHART]

                           YEAR-BY-YEAR TOTAL RETURN

2000     2001     2002     2003     2004
-----   ------   ------   ------   ------
-8.87%  -12.61%  -22.06%  27.48%


Best Quarter  Q2 '03 +15.46%
Worst Quarter Q3 '02 -17.03%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2004)
                                                           Since
                                                         Inception
Thrivent Large Cap Index Fund-I     Year       5 Years   (12/31/99)
-------------------------------------------------------------------
Institutional Shares (before taxes)
-------------------------------------------------------------------
(after taxes on distributions)
-------------------------------------------------------------------
(after taxes on distributions and
redemptions)
-------------------------------------------------------------------
S&P 500 Index/1/
-------------------------------------------------------------------


/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly traded stocks. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See "Shareholder Information--Redeeming Shares."



SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load)             None
-----------------------------------------------
Maximum Deferred Sales Charge (Load)    None
-----------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                        0.25%
-----------------------------------------------
Distribution and Service (12b-1) Fees   None
-----------------------------------------------
Other Expenses
-----------------------------------------------
Total Annual Fund Operating Expenses
-----------------------------------------------




EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


         1 Year                     3 Years                    5 Years                   10 Years
-----------------------------------------------------------------------------------------------------------

            $                          $                          $                          $
-----------------------------------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 Year                     3 Years                    5 Years                   10 Years
-----------------------------------------------------------------------------------------------------------

            $                          $                          $                          $
-----------------------------------------------------------------------------------------------------------

Thrivent Balanced Fund

--------------------------------------------------------------------------------

Investment Objective

Thrivent Balanced Fund seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

Principal Strategies


The Fund invests in a combination of common stocks, bonds, and money market instruments. The Fund's investment adviser establishes the Fund's asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, as well as expected risks of each asset class. The investment adviser tries to maintain higher weighting in those asset classes the investment adviser expects to provide the highest returns over a set time horizon. The Fund invests in the following three asset classes within the ranges given:


                                             Minimum Maximum
                    ----------------------------------------
                    Common Stocks...........   35%     75%
                    Debt Securities.........   25%     50%
                    Money Market Instruments    0%     40%


As of October 31, 2004, the investments in the asset classes were as follows:


                         Percent Weighted
                         -----------------------------
                         Common Stocks...........  50%
                         Debt Securities.........  32%
                         Money Market Instruments  18%
                                                  ----
                         Total................... 100%


The investment adviser focuses on common stocks of U.S. companies with varying market capitalizations similar to those companies included in the Russell 3000 Index and the S&P 1500 Index. Although market capitalizations are constantly changing, as of September 30, 2004, those Indexes were comprised of companies with market capitalizations of between $40 million and $354 billion. For debt securities, the Fund's investment adviser invests primarily in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities, and it may purchase bonds of any maturity. (Asset backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.)


Principal Risks


The Fund is subject to the following principal investment risks:


Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The value of the Fund's shares may be affected by weak equity markets or changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.


The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The Fund commenced operations on December 29, 1997. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.




                                    [CHART]

                           YEAR-BY-YEAR TOTAL RETURN

 1998    1999     2000     2001     2002     2003     2004
------  ------   ------   ------   -------   ------   ------
18.01%  11.56%    3.61%   -2.57%   -11.07%   15.63%


Best Quarter  Q4 '98 +11.37%
Worst Quarter Q3 '02 -8.94 %


                    AVERAGE ANNUAL TOTAL RETURNS
                 (PERIODS ENDING DECEMBER 31, 2004)
                                                             Since
                                                           Inception
Thrivent Balanced Fund                  1 Year   5 Years   (12/29/97)
------------------------------------------------------------------------
Institutional Shares (before taxes)
------------------------------------------------------------------------
(after taxes on distributions)
------------------------------------------------------------------------
(after taxes on distributions and
redemptions)
------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index/1/
------------------------------------------------------------------------
S&P 1500 Index/2/
------------------------------------------------------------------------


/1/The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.



/2/The S&P 1500 Index measures the performance of a group of 1500 publicly-traded stocks. The Index does not reflect deductions for fees, expenses or taxes.


Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See "Shareholder Information--Redeeming Shares."



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.55%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses
---------------------------------------------------
    Total Annual Fund Operating Expenses
---------------------------------------------------




EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------


You would pay the following expenses if you did not redeem your shares:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------

Thrivent High Yield Fund

--------------------------------------------------------------------------------

Investment Objective

Thrivent High Yield Fund seeks high current income and, secondarily, growth of capital.

Principal Strategies


Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks. These securities are commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by Standard & Poor's Corporation or the "Ba" major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by the Fund's investment adviser. The Fund invests in securities regardless of the securities' maturity average. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.


The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.) The investment adviser focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood High Yield Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented is for Lutheran Brotherhood High Yield Fund.


The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The Fund commenced operations on April 3, 1987. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares that qualified as Institutional Class shares were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.




                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN

 1998    1999      2000     2001     2002      2003     2004
------  ------   -------   ------   -------   ------   ------
-1.79%   7.32%   -15.94%   -1.59%   -6.44%    27.62%


Best Quarter  Q2 '03  +8.73%
Worst Quarter Q4 '00 -11.89%


                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2004)
                                                               Since
                                                             Inception
Thrivent High Yield Fund            1 Year      5 Years      (10/31/97)
-----------------------------------------------------------------------
Institutional Shares (before taxes)
-----------------------------------------------------------------------
(after taxes on distributions)
-----------------------------------------------------------------------
(after taxes on distributions and
redemptions)
-----------------------------------------------------------------------
Lehman Brothers High Yield Bond
Index/1/
-----------------------------------------------------------------------


/1/The Lehman Brothers High Yield Bond Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See "Shareholder Information--Redeeming Shares."



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.39%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses
---------------------------------------------------
    Total Annual Fund Operating Expenses
---------------------------------------------------




EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------


You would pay the following expenses if you did not redeem your shares:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------

Thrivent High Yield Fund II


--------------------------------------------------------------------------------

Investment Objective


Thrivent High Yield Fund II seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high-risk, high-yield bonds commonly referred to as "junk bonds." The Fund actively seeks to achieve the secondary objective of capital growth to the extent it is consistent with the primary objective of high current income.


Principal Strategies


Under normal circumstances, the Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks. These securities are commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by Standard & Poor's Corporation or the "Ba" major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by the Fund's investment adviser. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.


The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.) The investment adviser focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

Principal Risks


The Fund is subject to the following principal investment risks:


Market Risk. Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The Fund commenced operations on January 8, 1997. On December 29, 1997, shares that qualified as Institutional Class shares were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.




                                    [CHART]


                           YEAR-BY-YEAR TOTAL RETURN

 1998    1999     2000     2001     2002      2003     2004
------  ------   ------   ------   -------   ------   ------
-2.17%  -3.42%   -3.97%    0.71%   -0.53%    27.09%



Best Quarter  Q2 '03 +9.66%
Worst Quarter Q3 '98 -7.74%


                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2004)
                                                         Since
                                                       Inception
Thrivent High Yield Fund II         1 Year   5 Years   (12/29/97)
-----------------------------------------------------------------
Institutional Shares (before taxes)
-----------------------------------------------------------------
(after taxes on distributions)
-----------------------------------------------------------------
(after taxes on distributions and
redemptions)
-----------------------------------------------------------------
Merrill Lynch High Yield Cash Pay
Index/1/
-----------------------------------------------------------------
Lehman Brothers High Yield Bond
Index/2/
-----------------------------------------------------------------


/1/The Merrill Lynch High Yield Cash Pay Index is an unmanaged index comprised of over 1200 "cash-pay" high-yield bonds representative of the high-yield bond market as a whole. The Index does not reflect deductions for fees, expenses or taxes.

/2/The Lehman Brothers High Yield Bond Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes. Because the Lehman Brothers High Yield Bond Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the Merrill Lynch High Yield Cash Pay Index.


Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See "Shareholder Information--Redeeming Shares."



SHAREHOLDER FEES
(fees paid directly from your investment)
   Maximum Sales Charge (Load)                 None
---------------------------------------------------
   Maximum Deferred Sales Charge (Load)        None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
   Management Fees                            0.55%
---------------------------------------------------
   Distribution and Service (12b-1) Fees       None
---------------------------------------------------
   Other Expenses
---------------------------------------------------
   Total Annual Fund Operating Expenses/1/
---------------------------------------------------





/1/The investment adviser has contractually agreed, through at least December
   31, 2005, to reimburse certain expenses associated with operating the Fund equal in the aggregate to 0.16% of the average daily net assets of the Fund.




EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------


You would pay the following expenses if you did not redeem your shares:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------

Thrivent Municipal Bond Fund

--------------------------------------------------------------------------------

Investment Objective

Thrivent Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal bonds.

Principal Strategies


Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income taxation. The Fund may count securities that generate income subject to the alternative minimum tax toward the 80% investment requirement. The Fund's investment objective may not be changed without shareholder approval.


The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what municipal bonds to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.) At the time of purchase, the adviser buys investment-grade municipal bonds or unrated bonds it determines to be of comparable quality.

Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time bond markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The Fund's performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and effect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Some municipal bonds may be repaid prior to maturity if interest rates decrease.

Tax Risk. Changes in federal income tax rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index. On July 16, 2004, the Fund merged with Lutheran Brotherhood Municipal Bond Fund. The performance presented is for Lutheran Brotherhood Municipal Bond Fund.


The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The Fund commenced operations on December 3, 1976. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares that qualified as Institutional Class shares were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                           YEAR-BY-YEAR TOTAL RETURN

 1998    1999     2000     2001     2002      2003     2004
------  ------   ------   ------   -------   ------   ------
 6.34%  -2.70%   11.92%    5.10%    8.95%    4.74%



Best Quarter  Q4 '00 +4.71%
Worst Quarter Q2 '99 -1.97%


                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2004)
                                                            Since
                                                          Inception
Thrivent Municipal Bond Fund        1 Year      5 Years   (10/31/97)
--------------------------------------------------------------------
Institutional Shares (before taxes)
--------------------------------------------------------------------
(after taxes on distributions)
--------------------------------------------------------------------
(after taxes on distributions and
redemptions)
--------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index/1/
--------------------------------------------------------------------


/1/The Lehman Brothers Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See "Shareholder Information--Redeeming Shares."



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.41%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses
---------------------------------------------------
    Total Annual Fund Operating Expenses
---------------------------------------------------




EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------


You would pay the following expenses if you did not redeem your shares:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------

Thrivent Income Fund

--------------------------------------------------------------------------------

Investment Objective

Thrivent Income Fund seeks high current income while preserving principal. The Fund's secondary investment objective is to obtain long-term growth of capital in order to maintain investors' purchasing power.

Principal Strategies


The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) Under normal conditions, at least 65% of the Fund's assets will be invested in debt securities or preferred stock at least in the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality the Fund's investment adviser.


The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by the investment adviser.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.) The adviser may purchase bonds of any maturity and focuses on U.S. companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

High Yield Risk. High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Income Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented is for Lutheran Brotherhood Income Fund.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The Fund commenced operations on June 1, 1972. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares that qualified as Institutional Class shares were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.




                                    [CHART]

                           YEAR-BY-YEAR TOTAL RETURN

 1998    1999     2000     2001     2002      2003     2004
------  ------   ------   ------   -------   ------   ------
9.18%   -2.23%   10.54%    7.18%    5.35%     8.41%


Best Quarter  Q2 '03 +4.34%
Worst Quarter Q2 '99 -1.81%


                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2004)
                                                         Since
                                                       Inception
Thrivent Income Fund                1 Year   5 Years   (10/31/97)
-----------------------------------------------------------------
Institutional Shares (before taxes)
-----------------------------------------------------------------
(after taxes on distributions)
-----------------------------------------------------------------
(after taxes on distributions and
redemptions)
-----------------------------------------------------------------
Lehman Brothers Aggregate Bond
Index/1/
-----------------------------------------------------------------


/1/The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See "Shareholder Information--Redeeming Shares."



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.34%
---------------------------------------------------
    Distribution and Service(12b-1) Fees       None
---------------------------------------------------
    Other Expenses
---------------------------------------------------
    Total Annual Fund Operating Expenses
---------------------------------------------------




EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------


You would pay the following expenses if you did not redeem your shares:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------

Thrivent Core Bond Fund

--------------------------------------------------------------------------------

Investment Objective

Thrivent Core Bond Fund seeks a high level of current income, consistent with capital preservation, by investing primarily in a diversified portfolio of investment-grade bonds.

Principal Strategies


The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities that are at least in the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by the Fund's investment adviser. Should the Fund's investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such bonds and securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.


The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.) The adviser may purchase bonds of any maturity and focuses on U.S. companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

Principal Risks


The Fund is subject to the following principal investment risks:


Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.


The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


The Fund commenced operations on July 16, 1987. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29, 1997, shares that qualified as Institutional Class shares were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                           YEAR-BY-YEAR TOTAL RETURN

 1998    1999     2000     2001     2002     2003     2004
------  ------   ------   ------   ------   ------   ------
 7.15%  -1.35%   11.22%    8.56%    7.35%    6.23%




Best Quarter  Q3 '01 +4.95%
Worst Quarter Q2 '99 -1.11%


                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2004)
                                                         Since
                                                       Inception
Thrivent Core Bond Fund             1 Year   5 Years   (12/29/97)
--------------------------------------------------------------------
Institutional Shares (before taxes)
--------------------------------------------------------------------
(after taxes on distributions)
--------------------------------------------------------------------
(after taxes on distributions and
redemptions)
--------------------------------------------------------------------
Lehman Brothers Aggregate Bond
Index/1/
--------------------------------------------------------------------


/1/The Brothers Lehman Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See "Shareholder Information--Redeeming Shares."


SHAREHOLDER FEES
(fees paid directly from your investment)
  Maximum Sales Charge (Load)             None
----------------------------------------------
  Maximum Deferred Sales Charge (Load)    None
----------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.45%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses
---------------------------------------------------
    Total Annual Fund Operating Expenses
---------------------------------------------------




EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------


You would pay the following expenses if you did not redeem your shares:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------

Thrivent Bond Index Fund-I

--------------------------------------------------------------------------------

Investment Objective

Thrivent Bond Index Fund-I strives for investment results similar to the total return of the Lehman Brothers Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

Principal Strategies


Under normal circumstances, the Fund invests substantially all (more than least 80%) of its net assets (plus the amount of any borrowing for investment purposes) in a representative sample of investment-grade bonds and other debt securities included in the Lehman Aggregate Bond Index. Should the Fund's investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, it will provide you with at least 60 days notice of such change. The Fund does not invest in all of the issues that make up the Index but selects from issuers with the Index. Therefore, the investment adviser expects the investment performance of the Fund to approximate the performance of the Index over time.




Principal Risks


The Fund is subject to the following principal investment risks:


Market Risk. Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rate or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.


The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on December 31, 1999. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN

 2000     2001     2002     2003     2004
------   ------   ------   ------   ------
11.71%    8.17%    9.79%    3.63%


Best Quarter  Q3 '01 +4.98%
Worst Quarter Q3 '03 -0.38%


                    AVERAGE ANNUAL TOTAL RETURNS
                 (PERIODS ENDING DECEMBER 31, 2004)
                                                                   Since
                                                                 Inception
Thrivent Bond Index Fund-I              1 Year      5 Years      (12/31/99)
------------------------------------------------------------------------------
Institutional Shares (before taxes)
------------------------------------------------------------------------------
(after taxes on distributions)
------------------------------------------------------------------------------
(after taxes on distributions and
redemptions)
------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index/1/
------------------------------------------------------------------------------


/1/The Brothers Lehman Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See "Shareholder Information--Redeeming Shares."



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
------------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.25%
------------------------------------------------------
    Distribution and Service(12b-1) Fees       None
------------------------------------------------------
    Other Expenses
------------------------------------------------------
    Total Annual Fund Operating Expenses
------------------------------------------------------




EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------


You would pay the following expenses if you did not redeem your shares:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------

Thrivent Limited Maturity Bond Fund

--------------------------------------------------------------------------------

Investment Objective

Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal.

Principal Strategies


The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.) The average dollar-weighted portfolio maturity for the Fund is expected to be between one and five years. Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by the Fund's investment adviser. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.


The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by the investment adviser.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.) The investment adviser focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

Principal Risks


The Fund is subject to the following principal investment risks.


Market Risk. Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk. Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and effect the value of the Fund.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise. This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.


Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its goal.



Defining
Terms

The average dollar-weighted maturity of the Fund is determined by calculating the average maturity of each debt security owned by the Fund, weighting each security according to the amount that it represents in the Fund. In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.

Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Limited Maturity Bond Fund. Prior to the merger, the Fund had no assets or liabilities. The performance presented is for Lutheran Brotherhood Limited Maturity Bond Fund, which commenced operations on October 29, 1999.


The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.



                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN

 2000     2001     2002     2003     2004
------   ------   ------   ------   ------
 8.22%    8.34%    5.15%    5.11%


Best Quarter  Q1 '01 +3.45%
Worst Quarter Q1 '02 +0.24%


                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2004)
                                                         Since
                                                       Inception
Thrivent Limited Maturity Bond Fund 1 Year   5 Years   (10/29/99)
-----------------------------------------------------------------
Institutional Shares (before taxes)
-----------------------------------------------------------------
(after taxes on distributions)
-----------------------------------------------------------------
(after taxes on distributions and
redemptions)
-----------------------------------------------------------------
Lehman Brothers Government/
Corporate 1-5 Year Bond Index/1/
-----------------------------------------------------------------


/1/The Lehman Brothers Government/Corporate 1-5 Year Bond Index is an unmanaged index which measures the performance of corporate and government U.S. bonds with maturities of 1-5 years. The Index does not reflect deductions for fees, expenses or taxes.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See "Shareholder Information--Redeeming Shares."



SHAREHOLDER FEES
(fees paid directly from your investment)
    Maximum Sales Charge (Load)                None
---------------------------------------------------
    Maximum Deferred Sales Charge (Load)       None
---------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
    Management Fees                           0.30%
---------------------------------------------------
    Distribution and Service (12b-1) Fees      None
---------------------------------------------------
    Other Expenses
---------------------------------------------------
    Total Annual Fund Operating Expenses
---------------------------------------------------




EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------


You would pay the following expenses if you did not redeem your shares:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------

Thrivent Money Market Fund

--------------------------------------------------------------------------------

Investment Objective

Thrivent Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in a diversified portfolio of high-quality, short-term money market instruments.

Principal Strategies


The Fund tries to produce current income while maintaining liquidity by investing in high quality, short-term money market instruments that mature in 397 days or less, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. The Fund's investment adviser looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows, and solid capital levels, are leaders in their industry and have experienced management.


The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what money market instruments to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.)


The investment adviser manages the Fund subject to strict rules established by the Securities and Exchange Commission that are designed so that the Fund may maintain a stable $1.00 share price. Those guidelines generally require the Fund, among other things, to invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the guidelines require the Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days.



Under the guidelines, at least 95% of the Fund's total assets must be invested in "first tier" securities. First-tier securities must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by the investment adviser to be of comparable quality). First-tier securities generally include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.



The remainder of the Fund's assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by the investment adviser to be of comparable quality), or kept in cash.


Principal Risks


The Fund is subject to the following principal investment risks:


Credit Risk. Credit risk is the risk that an issuer of a security held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk. A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to decline and affect the value of the Fund.

Loss of Principal. The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


Volatility And Performance


The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index. The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period.



The Fund commenced operations on March 10, 1988. Prior to January 8, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29, 1997, shares that qualified as Institutional Class shares were converted to Institutional Class shares. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]

                            YEAR-BY-YEAR TOTAL RETURN

 1998    1999     2000     2001     2002     2003     2004
------  ------   ------   ------   ------   ------   ------
 5.17%   4.96%    6.16%    3.85%    1.37%    0.69%


Best Quarter  Q3 '00 +1.59%
Worst Quarter Q4 '03 +0.14%




              AVERAGE ANNUAL TOTAL RETURNS
           (PERIODS ENDING DECEMBER 31, 2004)
                                                   Since
                                                 Inception
Thrivent Money Market Fund 1 Year   5 Years      (12/29/97)
--------------------------------------------------------------
Institutional Shares
--------------------------------------------------------------


The Fund attempts to maintain a stable net asset value per share of $1.00.

Fees And Expenses


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire. See "Shareholder Information--Redeeming Shares."



SHAREHOLDER FEES
(fees paid directly from your investment)
   Maximum Sales Charge (Load)                 None
------------------------------------------------------
   Maximum Deferred Sales Charge (Load)        None
------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
   Management Fees                            0.44%
------------------------------------------------------
   Distribution and Service (12b-1) Fees       None
------------------------------------------------------
   Other Expenses
------------------------------------------------------
   Total Annual Fund Operating Expenses/1/
------------------------------------------------------







/1/The investment adviser has contractually agreed, through at least December
   31, 2005, to reimburse certain expenses associated with operating Institutional Class shares of the Fund equal in the aggregate 0.10% of the average daily net assets of the Fund.


EXAMPLE


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. You should use the expense example for comparison purposes only. The example does not represent the Fund's actual expenses and returns, either past or future. Although your actual cost may be higher or lower, based on these assumptions your cost would be:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------


You would pay the following expenses if you did not redeem your shares:


1 Year 3 Years 5 Years 10 Years
-------------------------------

  $       $       $       $
-------------------------------

Management, Organization and Capital Structure

--------------------------------------------------------------------------------


Disclosure of Portfolio Holdings



A description of the Fund's policies and procedures with respect to the disclosure of their portfolio securities is available in the statement of additional information for the Funds and at thrivent.com.


Investment Adviser


Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Funds. Thrivent Investment Mgt. and Thrivent Financial for Lutherans and its affiliates have been in the investment advisory business since 1986 and managed approximately $65.9 billion in assets as of September 30, 2004, including approximately $10.9 billion in mutual fund assets.



Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the Funds, except Thrivent Partner Small Cap Value Fund, Thrivent Partner International Stock Fund, and Thrivent High Yield Fund II (the "Subadvised Funds"). For the Subadvised Funds, Thrivent Investment Mgt. establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Trustees, one or more subadvisers to manage the investments of each Subadvised Fund. Thrivent Investment Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings, and investment strategies for the subadvisers and, when appropriate, researches any potential new subadvisers for the Funds. Thrivent Investment Mgt. has ultimate responsibility to oversee the subadviser and recommend their hiring, termination and replacement.


Thrivent Investment Mgt. and the Funds have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits Thrivent Investment Mgt. and the Funds, with the approval of the Funds' Board of Trustees, to retain one or more subadvisers for the Funds, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Funds. Thrivent Investment Mgt. will notify shareholders of a Fund if there is a new subadviser for that Fund.

Advisory Fees

Each Fund pays an annual investment advisory fee to Thrivent Investment Mgt. Thrivent Investment Mgt. received the following advisory fees during the Fund's most recent fiscal year, expressed as a percentage of the Fund's average net assets.*


FUND                                      ADVISORY FEE
Thrivent Technology Fund.................
Thrivent Partner Small Cap Value Fund....
Thrivent Small Cap Stock Fund............
Thrivent Mid Cap Growth Fund.............
Thrivent Mid Cap Stock Fund..............
Thrivent Mid Cap Index Fund-I............
Thrivent Partner International Stock Fund
Thrivent Large Cap Growth Fund...........
Thrivent Large Cap Value Fund............
Thrivent Large Cap Stock Fund............
Thrivent Large Cap Index Fund-I..........
Thrivent Balanced Fund...................
Thrivent High Yield Fund.................
Thrivent High Yield Fund II..............
Thrivent Municipal Bond Fund.............
Thrivent Income Fund.....................
Thrivent Core Bond Fund..................
Thrivent Bond Index Fund-I...............
Thrivent Limited Maturity Bond Fund......
Thrivent Money Market Fund...............


*Thrivent Investment Mgt. reimbursed certain expenses of some of the Funds.
 This table does not reflect the effects of any reimbursements.

Portfolio Management

Thrivent Technology Fund

Brian J. Flanagan, CFA and James A. Grossman have served as portfolio co-managers of Thrivent Technology Fund since it commenced operations in 2000. Messrs. Flanagan and Grossman have been with Thrivent Investment Mgt. since 1996.

Thrivent Partner Small Cap Value Fund


Thrivent Investment Mgt. has engaged T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadviser for Thrivent Partner Small Cap Value Fund. T. Rowe Price had approximately $212 billion under management as of September 30, 2004. Preston Athey serves as portfolio manager for Thrivent Partner Small Cap Value Fund. Mr. Athey is a Vice President and a small company equity portfolio manager with
T. Rowe Price Group, Inc. and T. Rowe Price. He has been with T. Rowe Price since 1976.


Thrivent Small Cap Stock Fund

Christopher J. Serra, CFA, has served as portfolio manager of Thrivent Small Cap Stock Fund since 2003. He has been with Thrivent Investment Mgt. since 1998 and has served as a portfolio manager since 1999.

Thrivent Mid Cap Growth Fund

Andrea J. Thomas, CFA and Brian L. Thorkelson serve as the portfolio co-managers of Thrivent Mid Cap Growth Fund. Ms. Thomas has served as portfolio manager of the Fund since 2003. She has been with Thrivent Investment Mgt. since 1987, and she previously served as associate portfolio manager and portfolio manager. Mr. Thorkelson has served as the portfolio manager of the Fund since its inception in 1997. He has been with Thrivent Investment Mgt. since 1987.

Thrivent Mid Cap Stock Fund

Brian J. Flanagan, CFA and John E. Hintz, CFA, have served as portfolio co-managers of Thrivent Mid Cap Stock Fund since 2004. Mr. Flanagan has been with Thrivent Investment Mgt. since 1996 and has served as a portfolio manager since 2000. Mr. Hintz has been with Thrivent Investment Mgt. since 1997 and has served as Director of Equity Research since 2001.

Thrivent Mid Cap Index Fund-I

Kevin R. Brimmer, FSA, has served as portfolio manager of Thrivent Mid Cap Index Fund-I since 2002. Mr. Brimmer has been with Thrivent Investment Mgt. since 1985 and previously managed its asset liability management department.

Thrivent Partner International Stock Fund

Thrivent Investment Mgt. has engaged Mercator, 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486, and Price International, 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadvisers for Thrivent Partner International Stock Fund.


Mercator has served as a subadviser for the Fund since 2004. Mercator was founded in 1984 and manages international equity funds for institutional clients, including retirement plans, endowments, and foundations. As of December 31, 2003, Mercator managed approximately $6.6 billion in assets. Mercator has an investment management team that has day-to-day responsibility for managing its portion of the Fund's assets.



Price International has served as a subadviser for the Fund since its inception in 1995. It is one of the world's largest international mutual fund asset managers with the U.S. equivalent of about $21.2 billion under management as of September 30, 2004, in its offices in Baltimore, London, Tokyo, Singapore, Paris, Hong Kong, and Buenos Aires. Price International has an investment management group that has day-to-day responsibility for managing the Fund and developing and executing the Fund's investment program.


Thrivent Large Cap Growth Fund

Scott A. Vergin has served as portfolio manager of Thrivent Large Cap Growth Fund since 2002. Mr. Vergin has been with Thrivent Investment Mgt. since 1984 and has served as a portfolio manager since 1994.

Thrivent Large Cap Value Fund

Matthew D. Finn, CFA, has served as portfolio manager of Thrivent Large Cap Value Fund since 2004. Mr. Finn was managing director and senior portfolio manager of First American Large Cap Value Fund from 2003 to 2004, head of equities for Advantus Capital Management Inc. from 2001 to 2003, and chief investment officer of the growth and income group for Evergreen Investment Management Co. from 1998 to 2001.

Thrivent Large Cap Stock Fund

Frederick L. Plautz has served as portfolio manager of Thrivent Large Cap Stock Fund since 1995. Mr. Plautz has been with Thrivent Investment Mgt. since 1995.

Thrivent Large Cap Index Fund-I

Kevin R. Brimmer, FSA, has served as portfolio manager of Thrivent Large Cap Index Fund-I since 2002. Mr. Brimmer has been with Thrivent Investment Mgt. since 1985 and previously managed its asset liability management department.

Thrivent Balanced Fund

Thrivent Balanced Fund is managed by a team of investment professionals from Thrivent Investment Mgt.

Thrivent High Yield Fund

Paul J. Ocenasek and Mark L. Simenstad serve as portfolio co-managers of Thrivent High Yield Fund. Mr. Ocenasek has served as a portfolio manager of the Fund since 1997 and has been with Thrivent Investment Mgt. since 1987. Mr. Simenstad has served as a portfolio manager of the Fund since 2001, and he has been a portfolio manager with Thrivent Investment Mgt. since 1999.


Thrivent High Yield Fund II



Paul J. Ocenasek and Mark L. Simenstad have served as portfolio co-managers of Thrivent High Yield Fund II since June 1, 2004. Mr. Ocenasek has been with Thrivent Investment Mgt. since 1987 and has been a portfolio manager since 1997. Mr. Simenstad has been a portfolio manager with Thrivent Investment Mgt. since 1999.


Thrivent Municipal Bond Fund

Janet I. Grangaard, CFA, has served as portfolio manager of Thrivent Municipal Bond Fund since 2002. Ms. Grangaard has been with Thrivent Investment Mgt. since 1988 and has served as a portfolio manager since 1994.

Thrivent Income Fund

Michael G. Landreville, CFA, and Alan D. Onstad, CFA, serve as portfolio co-managers of Thrivent Income Fund. Mr. Landreville has been with Thrivent Investment Mgt. since 1983 and has served as portfolio manager of the Fund since 1998. Mr. Onstad has served as portfolio manager of the Fund since 2002. Mr. Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

Thrivent Core Bond Fund

Michael G. Landreville, CFA, and Alan D. Onstad, CFA, serve as portfolio co-managers of Thrivent Core Bond Fund. Mr. Landreville has been with Thrivent Investment Mgt. since 1983 and has served as portfolio manager of the Fund since 2002. Mr. Onstad has served as portfolio manager of the Fund since 1999. Mr. Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

Thrivent Bond Index Fund-I

Steven H.C. Lee, FSA, has served as portfolio manager of Thrivent Bond Index Fund-I since 2002. Mr. Lee has been with Thrivent Investment Mgt. since 1985 and previously served as manager of asset-backed securities and investment-grade corporate bonds in its affiliated general account.

Thrivent Limited Maturity Bond Fund

Michael G. Landreville, CFA, has served as portfolio manager of Thrivent Limited Maturity Bond Fund since its inception in 1999. Mr. Landreville has been with Thrivent Investment Mgt. since 1983, and he served as a portfolio manager since 1998.

Thrivent Money Market Fund

William D. Stouten has served as portfolio manager of Thrivent Money Market Fund since 2003. Mr. Stouten was a research analyst/trader for the money market funds at Thrivent Investment Mgt. from 2001 to 2003. Prior to joining Thrivent Investment Mgt., Mr. Stouten served as a senior research analyst for Voyageur Asset Management from 1998 to 2001.

Personal Securities Investments

Personnel of Thrivent Investment Mgt. and the subadvisers may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

Standard & Poor's Trademarks

"Standard & Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500(R)," "500,"
"Standard & Poor's MidCap 400 Index," "S&P MidCap 400 Index," "Standard & Poor's SmallCap 600 Index" and "S&P SmallCap 600 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Thrivent Financial for Lutherans. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation regarding the advisability of investing in the Fund. See the Statement of Additional Information for additional disclaimers and limitations of liabilities on behalf of S&P.


Shareholder Information

--------------------------------------------------------------------------------


How to Contact Us

By Telephone:
   1-800-847-4836
   press 1 to speak with a customer service representative or press 2 to use the Automated Service Line

By Internet:
   www.thrivent.com

By Mail (New Applications):
   Thrivent Mutual Funds
   P.O. Box 219347
   Kansas City, Missouri 64121-9347

By Mail (Additional Investments):
   Thrivent Mutual Funds
   P.O. Box 219334
   Kansas City, Missouri 64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
   Thrivent Mutual Funds
   P.O. Box 219348
   Kansas City, Missouri 64121-9348

By Express Mail:
   Thrivent Mutual Funds
   210 West 10th Street, 8th Floor
   Kansas City, Missouri 64105

Pricing Funds' Shares

The price of a Fund's shares is based on the Fund's net asset value ("NAV"). Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Funds is based on the next calculation of the NAV after the Funds receive your payment or redemption request.

Thrivent Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Board of Trustees for the Funds, which utilize the amortized cost method. Valuing securities held by Thrivent Money Market Fund on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the Statement of Additional Information.


Each other Fund determines the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or if the adviser determines that they do not accurately reflect fair value for a security, the Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.



Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.


Institutional Class Shares

Thrivent Mutual Funds has adopted a system of multiple classes of shares for each of the Funds. There is no sales load imposed in connection with the purchase of Institutional Class shares and such shares are not subject to any Rule 12b-1 fee.

Institutional Class shares are offered to institutions, church organizations, retirement plans sponsored by institutions and participants in various mutual fund asset allocation, wrap account, and private account programs offered by Thrivent Investment Mgt. Because the sales charges and expenses vary between the Class A shares, Class B shares and Institutional Class shares, performance will vary with respect to each class. A copy of the Class A and Class B prospectus may be obtained by writing to the Fund, calling toll free 1-800-847-4836, or downloading it from our Web site (www.thrivent.com).

Buying Shares

Opening an Account

You must open an account for each Fund that you want to purchase. Your Thrivent Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call the Thrivent Investment Mgt. Investment Interaction Center ("Interaction Center") at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Required Minimum Investments


You may combine your purchases of Class A, Class B and Institutional Class shares of the Funds to meet the minimum investment requirements. As long as the initial minimum investment requirements are maintained, there are no subsequent minimum investment requirements.


                              Initial Purchase Initial Purchase
                                (Aggregate)       (Per Fund)
                Institutions      $500,000         $50,000
                -----------------------------------------------
                Congregations     $250,000         $25,000
                -----------------------------------------------


These minimums do not apply to the mutual fund asset allocation, wrap account, and private account programs, which are fee-based investment advisory service offered by Thrivent Investment Mgt. The initial minimum investment for qualifying participants in these programs who purchase Institutional Class shares of the Funds is $25,000 per Fund.



Shares of the Funds are issued on days on which the New York Stock Exchange ("NYSE") is open, which generally are weekdays other than national holidays. Your order will be considered received when your check or other payment is received in good order. Good order means that your instructions and any required payment have been received in the form required by the Funds, including the name of the Fund, the account number, the amount of the transaction, and all required signatures. Except as noted below, orders received before the close of trading on the NYSE (generally 4:00 pm Eastern time) will be processed at the NAV calculated that day.



   . Orders placed by an unaffiliated broker-dealer through an investment advisory program offered by Thrivent Investment Mgt. must be placed with that broker-dealer prior to 3:00 pm Eastern time in order to be processed at the NAV for that day.


   . Orders of additional shares made by telephone or the internet before 4:00 pm Eastern time for pre-authorized purchase through your bank account will be processed the following day at the NAV calculated on the following day.

The Funds reserve the right to reject any purchase request.

Initial Purchases

You may purchase initial shares through your Registered Representative or in any of the following ways:

   . By mail
   . By wire transfer

Initial Purchases by Mail

To buy shares of the Funds by mail:

   . Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.
   . Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "Thrivent Mutual Funds."

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of, the Federal Reserve System.

Step 1: Call the Interaction Center at (800) THRIVENT (847-4836) and provide the following information:

   . Your account registration;
   . The name of the Fund(s) in which you want to invest;


   . Your address;
   . Your Social Security or tax identification number;
   . The dollar amount;
   . The name of the wiring bank; and
   . The name and telephone number of the person at your bank who the Funds can contact about your purchase.

Step 2: Instruct your bank to use the following instructions when wiring funds:

 Wire transfer to:
   State Street Corp.
   225 Franklin Street
   Boston, MA 02101
   ABA #011000028
   Account # 4195-538-6

 Credit:
   Thrivent Financial Investor Services Inc. as Agent for the benefit of Thrivent Mutual Funds

 Further Credit:
   [Name of the Fund]
   [Shareholder Account Number]
   [Shareholder Registration/Name]


Step 3: Mail your application. Your shares will be purchased when we receive your application.


Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:

   . By mail
   . By telephone
   . By the Internet
   . By wire transfer
   . Through the Automatic Investment Plan

Additional Purchases By Mail

To make additional purchases by mail, make your check payable to the specific Fund in which you are investing. Please indicate your Fund account number on the face of your check. If you have more than one account, always verify that you are investing in the proper account. This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone


Before you can buy additional shares by telephone, you must have selected the Request for Telephone Purchase option on the application. Once you have selected this option, you can call the Interaction Center at (800) THRIVENT (847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment.


The Funds have implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information. Please note, however, that the Funds will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Funds may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet (pre-authorized bank information is required prior to purchase). A Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer

You may make additional purchases in an existing Fund account by wire transfer. In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

Instruct your bank to use the following instructions when wiring funds:

 Wire transfer to:
   State Street Corp.
   225 Franklin Street
   Boston, MA 02101
   ABA #011000028
   Account # 4195-538-6

 Credit:
   Thrivent Financial Investor Services Inc. as Agent for the benefit of Thrivent Mutual Funds

 Further Credit:
   [Name of the Fund]
   [Shareholder Account Number]
   [Shareholder Registration/Name]

Thrivent Mutual Funds and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans


The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds' automatic investment plans, you may implement a strategy called dollar cost averaging. Dollar cost averaging involves investing a fixed amount of money at regular intervals. When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high. Dollar cost averaging does not ensure a profit or protect against a loss during declining markets.




For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt. representative or the Interaction Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan


Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' bank draft plan. Under this plan, the Funds will withdraw from an investor's bank checking or savings account in the amount specified on specified dates. The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draw. To use this plan, you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.




Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in Thrivent Mutual Funds. These accounts may offer you tax advantages. You should consult with your attorney and/or tax advisor before you establish a retirement plan. Additional fees may apply to some retirement accounts. Please review plan documents for more information. Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies


Your payment must be in U.S. dollars drawn on a U.S. bank. Thrivent Mutual Funds does not accept cash. If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Funds may postpone paying the redemption proceeds until your payment has cleared or up to 10 business days from the date of purchase.


The Funds reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.



Redeeming Shares

When a Fund receives your request for redemption, it will redeem your shares at the next calculation of the NAV. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange Commission. When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.


Please note that an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery. If you request a redemption by wire transfer, a fee of up to $50 may be assessed.



The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if the Fund is waiting for your means of purchase to clear.


You may redeem shares in any of the following ways:

   . By mail
   . By telephone
   . By the Internet


   . Through the Systematic Withdrawal Plan


Telephone and Internet redemptions are not allowed if:



   . There has been a change of address in the preceding 30 days


   . The request is for more than $100,000


Redemptions by Mail


Step 1: Contact your registered representative or our Interaction Center for a redemption form or prepare a written request including the following information:


   . Name(s) of the account owner(s);
   . Your account number;
   . The name of the Fund(s) whose shares are being redeemed; and

   . Dollar amount or number of shares you wish to redeem.


You must have a Medallion Signature Guarantee if you want to do any of the following:

   . Sell shares with a value of more than $100,000;

   . Send the proceeds to an address other than the one listed for your account;


   . Make the check payable to someone other than the account owners(s); or


   . Sell shares if there has been a change of address on your account within the preceding 30 days.


A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

Step 2: Mail your redemption request.



Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application. If you do not want the telephone redemption option, please call the Interaction Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.



Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record.



Redemptions by the Internet


You may redeem shares from your accounts over the Internet. A Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on retirement plan accounts.




Systematic Withdrawal Plan

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using the Systematic Withdrawal Plan. The plan allows you to receive funds or direct payments at regular intervals. The following rules and/or guidelines apply:

   . You need a minimum of $50,000 in your account ($25,000 for congregations)
     to start the plan.
   . You can select the date(s) on which the money is withdrawn.
   . To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s) sign the appropriate form, which is available from the Interaction Center.
   . Money can be sent by check or electronic funds transfer.

   . To stop or change your plan, you must notify Thrivent Investment Mgt. 10 days prior to the next withdrawal.


Thrivent Money Market Fund Checks

You can write checks on your Thrivent Money Market Fund account if you complete a check writing signature card and agreement. You can request checks on your application or in writing. The Fund does not charge a fee for supplying your checks. The following rules and/or guidelines apply:

   . The checks you write on Thrivent Money Market Fund must be for $500 or more. (Because the Fund is not a bank, some features, such as stop payment, may not be available.)
   . The transfer agent may impose reasonable fees for each check that is returned.
   . Unless you purchased shares by wire, you must wait 10 business days after you purchase Thrivent Money Market Fund shares to write checks against that purchase.

   . Unless you redeem via the Internet or phone, you need a written request--not a check--to close a Thrivent Money Market Fund account. Your written request will require a signature guarantee to close accounts over $100,000.




Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds.

In addition, if you are eligible to purchase Institutional Class shares, you may exchange some or all of your Class A shares for Institutional Class shares of any of the Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

The Funds reserve the right to terminate the exchange privilege of any shareholder who is believed to be engaging in abusive trading activity, as discussed in "Abusive Trading Policy and Monitoring Process." Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders. If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent Investment Mgt. registered representative.

You may exchange funds in any of the following ways:

   . By mail
   . By telephone
   . By the Internet

   . By the Automatic Exchange Plan


Exchanges by Mail

Prepare and mail a written request including the following information:

   . Name(s) of the account owner(s);
   . Your Fund(s) and account number(s);
   . Dollar or share amount you wish to exchange;
   . The name of the Fund(s) and account number(s) you are exchanging into; and . Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application. If you do not want the telephone exchange option, please call the Interaction Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

You may exchange shares by calling the Interaction Center at (800) THRIVENT (847-4836). Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Interaction Center by phone, and a telephone exchange may be difficult to implement at those times. The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet


You may exchange shares within your Fund accounts over the Internet. A Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on certain retirement plan accounts.





Automatic Exchange Plans



You may exchange shares on a regular basis by using the Automatic Exchange Plan. The plan allows you to exchange funds at regular intervals, on dates you select, between the different funds of the Thrivent Mutual Funds. The following guidelines apply:





.. Exchanges are permitted between accounts of the same share class and accounts with similar registrations.


.. To stop or change your plan, you must notify Thrivent Investment Mgt. 10 days prior to the next exchange date.



For further instructions on how to start, stop, or make changes to the plan, call the Investment Interaction Center at (800) THRIVENT (847-4836), or notify the Fund in writing.



Transaction Confirmations



Thrivent Investment Mgt. generally mails written confirmation of your transactions within five business days following the date of your transaction. Thrivent Investment Mgt. will mail confirmation of check writing transactions in Thrivent Money Market Fund monthly. Thrivent Investment Mgt. will mail confirmation of your automatic investment plan transactions at least quarterly. You also can check your account activity on thrivent.com or by calling the Automated Service Line at (800) 847-4836, option 2.



Accounts with Low Balances



Due to the high cost to shareholders of maintaining accounts with low balances, the Funds may redeem shares in your account if the value of Institutional Class shares in the account falls below the required minimum amount for your type of account.



Before shares are redeemed to close an account, you will be notified in writing and allowed 60 days to purchase additional shares.



Abusive Trading Policies and Monitoring Processes



The Funds discourage short-term or excessive trading and other abusive trading practices. Abusive trading by shareholders can disrupt portfolio management, negatively impact fund performance, and increase Fund expenses. The Board of Trustees of the Funds has adopted the policy set forth below to deter abusive trading activity.



Several different tactics are used to reduce the frequency and effect that abusive trading can have on the Funds. The Funds may use a combination of monitoring shareholder activity, restricting shareholder transactions on certain accounts, and fair value pricing as applicable (see "Pricing Funds' Shares").



When monitoring shareholder activity, the Funds may consider several factors to evaluate shareholder activity including, but not limited to, the amount and frequency of transactions, the amount of time between purchases and redemptions (including exchanges), trading patterns, and total assets in the Funds that are purchased and redeemed. In making this evaluation, the Funds may consider trading in multiple accounts under common ownership or control.



The Funds may deem the sale of all or a substantial portion of a shareholder's purchase of shares to be abusive if the sale is made within seven days after purchase. This policy does not apply to automatic investment plans, systematic withdrawal plans, or transactions solely in your money market account, including checkwriting and debit card transactions. The Funds reserve the right, in their sole discretion, to identify other trading practices as abusive.



If a shareholder is believed to be engaging in abusive trading activity, the Funds may request the shareholder to cease such activity, restrict the frequency and number of exchanges allowed on an account, or take other action as the Funds deems necessary to limit or restrict the account privileges to the shareholder. The Funds may also reject, restrict or cancel any purchase request, including the purchase side of an exchange, without notice for any reason.



Although, the Funds seek to deter and prevent abusive trading practices, there are no guarantees that all activity can be detected or prevented. Shareholders engaging in abusive trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify abusive trading. Omnibus accounts like those maintained by brokers and retirement plans aggregate purchases and redemptions for multiple investors whose identities are not known to the Fund, and the Funds do not have access to the individual shareholder account information for those accounts. The Funds monitor aggregate trading activity of the omnibus accounts, and if abusive trading is suspected, the Funds will contact the intermediary associated with the account to discourage shareholders from engaging in abusive trading practices and ask them to impose restrictions on excessive trades. However, the financial intermediaries associated with the omnibus accounts may be limited in their ability to restrict trading practices of their clients.

Distributions

--------------------------------------------------------------------------------

Dividends



Dividends are declared and paid as follows:





Declared daily and paid monthly


.. Thrivent High Yield Fund
.. Thrivent High Yield Fund II
.. Thrivent Municipal Bond Fund
.. Thrivent Income Fund
.. Thrivent Core Bond Fund
.. Thrivent Limited Maturity Bond Fund
.. Thrivent Bond Index Fund-I
.. Thrivent Money Market Fund


Declared and paid quarterly


.. Thrivent Balanced Fund


Declared and paid annually


.. Thrivent Technology Fund
.. Thrivent Partner Small Cap Value Fund
.. Thrivent Small Cap Stock Fund
.. Thrivent Mid Cap Growth Fund
.. Thrivent Mid Cap Stock Fund
.. Thrivent Mid Cap Index Fund-I
.. Thrivent Partner International Stock Fund
.. Thrivent Large Cap Growth Fund
.. Thrivent Large Cap Value Fund
.. Thrivent Large Cap Stock Fund
.. Thrivent Large Cap Index Fund-I

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Fund.

Capital Gains


Capital gains distributions, if any, usually will be declared and paid in December for the prior fiscal year ending October 31.



Distribution Options

When completing your application, you must select one of the following options for dividends and capital gains distributions:


.. Full Reinvestment. Distributions from a Fund will be reinvested in additional shares of the same class of that Fund. This option will be selected automatically unless one of the other options is specified.



.. Full Reinvestment in a Different Fund. You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within the Thrivent Mutual Funds.


.. Part Cash and Part Reinvestment. You may request to have part of your distributions paid in cash and part of your distributions reinvested in additional shares of the same class of the Fund.


.. All Cash. Distributions will be paid in cash. You may choose to send your distributions directly to your bank account or request to have a check sent to you. Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.



The Fund reserves the right to automatically reinvest any distributions into your account that are less than $10.


Distributions paid in shares will be credited to your account at the next determined NAV per share.

--------------------------------------------------------------------------------


Taxes

General


In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income. To the extent a Fund receives and distributes qualified dividend income, you are eligible for a tax rate lower than that on other ordinary income distributions. Distributions of other net capital gains by the Fund are generally taxable as capital gains--in most cases, at different rates from those that apply to ordinary income. The Funds expect that distributions from Thrivent Technology Fund, Thrivent Partner Small Cap Value Fund, Thrivent Small Cap Stock Fund, Thrivent Mid Cap Growth Fund, Thrivent Mid Cap Stock Fund, Thrivent Mid Cap Index Fund-I, Thrivent Partner International Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, and Thrivent Large Cap Index Fund-I will consist primarily of capital gains and that distributions from Thrivent Large Cap Stock Fund, Thrivent Balanced Fund, Thrivent High Yield Fund, Thrivent High Yield Fund II, Thrivent Municipal Bond Fund, Thrivent Income Fund, Thrivent Core Bond Fund, Thrivent Bond Index Fund, Thrivent Limited Maturity Bond Fund and Thrivent Money Market Fund will consist primarily of ordinary income. The distributions from Thrivent Balanced Fund may consist of both capital gains and ordinary income.


The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the portfolio securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you information detailing the amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange between Funds is the same as a sale. You will not be required to pay federal income tax on (i) the automatic conversion of Class B shares to Class A shares or (ii) exchanges of Class A or Class B shares of a Fund for Institutional Class Shares of the same fund.

Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance.


By law, the Funds must withhold 28% of your distributions and proceeds as a prepayment at federal income tax if you have not provided complete, correct taxpayer information.


Thrivent Partner International Stock Fund

Foreign investments pose special tax issues for Thrivent Partner International Stock Fund and its shareholders. For example, certain gains and losses from currency fluctuations may be taxable as ordinary income. Also, certain foreign countries withhold some interest and dividends that otherwise would be payable to Thrivent Partner International Stock Fund. If the amount withheld is material, Thrivent Partner International Stock Fund may elect to pass through a credit to shareholders.

Thrivent Municipal Bond Fund


You will not be required to pay federal income tax on dividends of Thrivent Municipal Bond Fund that represent interest that the Fund earns on tax-exempt securities. The Fund may, however, invest a portion of its assets in securities that generate income that is not exempt from federal income tax or securities that are subject to the alternative minimum tax. In addition, income of the Fund that is exempt from federal income tax may be subject to state and local income tax. Any capital gains distributed by Thrivent Municipal Bond Fund will be subject to federal and state taxes.

--------------------------------------------------------------------------------


Other Securities and Investment Practices


The principal investment strategies and risk factors of each Fund are outlined beginning on page 2. This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks. Each of the additional strategies in this section are non-principal strategies except as otherwise noted.


Repurchase agreements: Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.



When-issued securities: Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.



Exchange traded funds (ETFs): Each of the Funds, except Thrivent Money Market Fund, may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Each Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.



Mortgage-backed and asset-backed securities: Each of the Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise. (Mortgage-backed and asset-backed securities are principal strategies for Thrivent Income Fund, Thrivent Core Bond Fund, Thrivent Bond Index Fund-I and Thrivent Limited Maturity Bond Fund.)



Zero coupons: Each of the Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.



Foreign securities: Each of the Funds may invest in foreign securities. (Foreign securities are a principal strategy for Thrivent Partner International Stock Fund.) Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of these Funds except Thrivent Money Market Fund may use foreign currencies and related instruments to hedge its foreign investments.


In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.


International exposure: Each of the Funds may have some international exposure (including emerging markets) in their investments. (International exposure is a principal strategy for Thrivent Partner International Stock Fund.) Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.



Restricted and illiquid securities: Each of the Funds may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.


Securities lending: Each of the Funds except Thrivent Money Market Fund may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.



Derivatives: Each of the Funds except Thrivent Money Market Fund may invest in derivatives. Derivatives, a category that includes options futures and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).


While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging or speculative purposes may not be available.


Hybrid instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.



Foreign Currency Transactions: The Thrivent Partner International Stock Fund may conduct foreign currency exchange transactions, normally either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Fund will generally not enter into a forward contract with a term greater than one year.



Under unusual circumstances, the Fund may commit a substantial portion or the entire value of its portfolio to the consummation of these contracts. T. Rowe Price International will consider the effect such a commitment to forward contracts would have on the Fund's investment program and the flexibility of the Fund to purchase additional securities. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and fund total return could be adversely affected as a result.



There are some markets where it is not possible to engage in effective foreign currency hedging. This is generally true, for example, for the currencies of various emerging markets where the foreign exchange markets are not sufficiently developed to permit hedging activity to take place.



High-yield bonds: Each of the Funds except Thrivent Municipal Bond Fund and Thrivent Money Market Fund may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that a Fund invests in high-yield bonds, it takes on the following risks:


.. The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
.. Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.


High yield bonds are a principal strategy for Thrivent High Yield Fund, Thrivent High Yield Fund II, Thrivent Income Fund, and Thrivent Limited Maturity Bond Fund.



Government bonds and municipal bonds: Each of the Funds may invest in government bonds and municipal bonds. As a result, the Fund's performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Government bonds are a principal strategy for Thrivent Income Fund, Thrivent Core Bond Fund, and Thrivent Limited Maturity Bond Fund, and municipal bonds are a principal strategy for Thrivent Municipal Bond Fund.



Short-term trading: The investment strategy for each Fund at times may include short-term trading. While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a Fund's transaction costs and may increase your tax liability. Thrivent Mid Cap Growth Fund, Thrivent Balanced Fund, Thrivent Income Fund, Thrivent Core Bond Fund, Thrivent Bond Index Fund-I and Thrivent Limited Maturity Bond Fund had portfolio turnover rates of over 100% for their most recent fiscal year. The portfolio turnover rate for Thrivent Mid Cap Growth Fund is largely attributable to its sale of securities in connection with the merger of Lutheran Brotherhood Opportunity Growth Fund and Lutheran Brotherhood Mid Cap Growth Fund. The adviser uses a mortgage dollar roll program in its investment strategy for Thrivent Balanced Fund, Thrivent Income Fund, Thrivent Core Bond Fund, Thrivent Bond Index Fund-I, and Thrivent Limited Maturity Bond Fund. A mortgage dollar roll program involves the purchase and sale of mortgage-backed securities. In addition, the portfolio turnover rate for Thrivent Bond Index Fund-I was affected by the sale of securities which that Fund made after a large institutional client redeemed its shares in that Fund.


Initial public offering: Each of the Funds may engage in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the Fund's size is smaller, any gains from IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. There can be no assurance that a Fund will have favorable IPO investment opportunities.



Securities ratings: When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser. High-yield bonds are below investment grade bonds in terms of quality.


In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than Thrivent Money Market Fund) may choose to follow the higher rating. If a bond is unrated, the Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.


Defensive investing: In response to market, economic, political or other conditions, each Fund (except Thrivent Money Market Fund) may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.



Unusual opportunities: Each of the Funds may purchase some securities that do not meet its normal investment criteria when the investment adviser or subadviser perceives an unusual opportunity for gain, which could include a variety of factors, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities. If the anticipated gains do not materialize, the Fund could lose money from such an investment.



Financial Highlights

--------------------------------------------------------------------------------


The financial highlights tables for each of the Funds are intended to help you understand the Funds' financial performance for the past five complete fiscal years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
[                          ], independent registered public accounting firm,
whose report, along with the Funds' financial statements, are included in the Annual Report to Shareholders for the fiscal year ended October 31, 2004, which is available upon request. The tables do not show the effect of a sales charge for any of the Funds.

[LOGO] Thrivent Investment Management/tm/

    625 Fourth Ave, S., Minneapolis, MN 55415

    www.thrivent.com . email: mail@thrivent.com 800-THRIVENT (800 847-4836)




Thrivent Mutual Funds
--------------------------------------------------------------------------------
             By Telephone:              By Mail (Additional
              1-800-847-4836            Investments):
              press 1 to speak with a    Thrivent Mutual Funds
              customer service           P.O. Box 219334
              representative or          Kansas City, Missouri
              press 2 to use the         64121-9334
              Automated Service Line
                                        By Mail (Redemptions,
             By Internet:               Exchanges or Other
              www.thrivent.com          Requests):
                                         Thrivent Mutual Funds
             By Mail (New                P.O. Box 219348
             Applications):              Kansas City, Missouri
              Thrivent Mutual Funds      64121-9348
              P.O. Box 219347
              Kansas City, Missouri     By Express Mail:
              64121-9347                 Thrivent Mutual Funds
                                         210 West 10/th/ Street,
                                         8/th/ Floor
                                         Kansas City, Missouri
                                         64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during their last fiscal year. You may request a free copy of the Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-847-4836. You also may review and copy information about the Funds (including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may get more information about the Public Reference Room by calling 1-202-942-8040. You also may get information about the Funds on the EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC
20549-6009, or by sending an email to: publicinfo@sec.gov.
1940 Act File No. 811-5075

[LOGO]
                    625 Fourth Ave, S., Minneapolis, MN 55415-1665 www.thrivent.com . email: mail@thrivent.com . 800-THRIVENT (800-847-4836)


22039PR R2-05

                                   PROSPECTUS

                                FEBRUARY 28, 2005


                          THRIVENT U.S. GOVERNMENT ZERO
                         COUPON TARGET FUND, SERIES 2006

                              THRIVENT MUTUAL FUNDS

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed on the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

Please Note


The Fund closed sales to new shareholders and to existing shareholders for additional purchases effective May 31, 1993. Existing shareholders may purchase additional shares by reinvesting dividends and capital gains, if any, received on their existing accounts at net asset value. Although the Fund does not intend to do so, it may open sales in the future. The Fund matures on November 15, 2006.

Table of Contents

                                                                            Page
                                                                            ----

RISK/RETURN SUMMARY
   Investment Objective
   Principal Investment Strategy
   Principal Risk
   Risk/Performance
   Fees and Expenses

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
   Investment Objective
   Risks

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
   Investment Adviser
   Advisory Fee
   Portfolio Manager

SHAREHOLDER INFORMATION
   Pricing of Fund's Shares
   Retirement Plans
   Changes to Your Account
   How to Redeem (Sell) Shares
   Exchange Privilege
   Dividends, Distributions and Taxes
   Other Tax Information

DISTRIBUTION ARRANGEMENTS

FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

Investment Objective

The Fund seeks high, relatively predictable investment returns from U.S. government securities over selected periods of time, assuming investors reinvest the dividends and capital gains distributed by the Fund.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a variety of U.S. government zero coupon securities.

Principal Risk

The Fund's primary investment risk is interest rate risk. Changes in interest rate levels affect the value of the bonds in the portfolio and the value of the Fund as a whole. During periods of higher interest rates, the value of the bonds in the portfolio will tend to fall. Zero coupon bonds tend to fluctuate in value to a greater degree than bonds with fixed coupons. The Fund cannot assure that you will be able to sell your shares for more than you paid for them. You could lose money investing in the Fund.

Risk/Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five and ten calendar year periods compared to those of a broad market index for the same periods. The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for the Fund and assumes that you sold your shares at the end of the period. The after-tax returns for the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. The chart below shows the Fund's calendar year total returns.

[bar chart with the following data:]

Year-by-Year Total Return

[Bar chart with the following data:]


'95   35.08%
'96   -2.31%
'97   11.93%
'98   14.51%
'99   -8.19%
'00   15.73%
'01    7.52%
'02   11.52%
'03    1.77%
'04        %





Best Quarter: Q2--95   13.14%


Worst Quarter: Q --        %
                -        --



                          Average Annual Total Returns
                       (Periods Ending December 31, 2004)

                                                    1-Year   5-Year   10-Year
                                                    ------   ------   -------
Series 2006 (before taxes)
   (after taxes on distributions)
   (after taxes on distributions and redemptions)
Lehman Aggregate Bond Index*


* The Lehman Brothers Aggregate Bond Index covers four major classes of fixed-income securities in the U.S.: U.S. Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

                                Shareholder Fees
                    (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as percentage of
offering price)                                                       4.75%


  Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management fees*                                                      0.50%
Distribution (12b-1) fees                                             None
Other expenses**                                                          %
Total Fund operating expenses**                                           %

* Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), the Fund's adviser and distributor, voluntarily waives the management fees. Although Thrivent Investment Mgt. has no intention to do so, these reimbursements are voluntary and Thrivent Investment Mgt. may reinstate these fees in the future.


** Thrivent Investment Mgt. will pay all expenses of the Fund in excess of 1.00%. After giving effect to these voluntary expense reimbursements, the total Fund operating expenses were 1.00%. Thrivent Investment Mgt. makes monthly expense reimbursements to the Fund based on yearly projections. Sometimes these forecasted monthly expense reimbursements are larger than the actual expense reimbursements required, resulting in lower total Fund operating expenses.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
   $        $         $          $


You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective


The Fund has an objective of providing a high investment return over selected periods of time, consistent with investment in U.S. government securities. The series matures on a specified target date in 2006 (November 15, 2006). On the target date, the Fund will convert its assets to cash and distribute the proceeds to shareholders.


The Fund seeks to return to investors a reasonably assured targeted dollar amount, predictable at the time of investment, on the specific target date in the future. To realize this return, you should plan to hold a Fund's shares until maturity and reinvest all dividends and distributions. However, the Fund cannot assure you that it will meet its investment objective.

Implementation of the Investment Objective

The Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in U.S. government zero coupon securities. U.S. Government zero coupon securities include: U.S. Treasury notes and bonds, and U.S. Treasury bills that have no coupons and are not entitled to income.

The Fund invests at least 50% of its assets in zero coupon U.S. government securities maturing within two years of the Fund's target date. However, the Fund expects that under normal circumstances it will invest a much greater amount than 50%. The Fund may invest up to 20% in interest-paying U.S. Treasury notes and bonds and in repurchase agreements on interest paying U.S. Treasury notes and bonds. These interest-paying securities provide income for expenses, redemption payments and cash dividends of the Fund.

What Are Zero Coupon Securities?

Zero coupon securities are non-interest (non-cash) paying debt obligations that are payable in full (principal or par amount) at maturity. These securities include U.S. Treasury notes and bonds that do not have coupons and do not pay cash income, U.S. Treasury bills, individual interest coupons that trade separately and evidences of receipt of such securities. Unlike Treasury securities with coupons attached that generate periodic interest payments to the holders, zero coupon securities pay no cash income until their maturity date. Zero coupon securities are purchased at a substantial discount from their value at their maturity date. The discount is amortized over the life of the zero coupon security. When a zero coupon security is held to maturity, the entire return comes from the difference between the purchase price and the maturity value. Because this difference is known at the time of purchase, investors holding zero coupon securities until maturity know the amount of their investment return at the time of their investment.

Why Invest in Zero Coupon Securities?

You invest in zero coupon securities because you can predict the return (dollar amount) you will receive at maturity. An investment in zero coupon securities enables you to plan to meet future financial goals, such as your retirement; future anticipated expenses such as college education of children or grandchildren; or the purchase of a home.

Due to the nature of zero coupon securities, the Fund can estimate daily a targeted dollar amount per share the Fund will receive on the target date. The difference between the targeted amount and the net asset value per share at the time of purchase is the projected return and is called anticipated growth. Anticipated growth will consist primarily of the estimated accretion (accumulation) of discount on the zero coupon securities in the Fund, and to a much lesser degree, of projected cash flow in income-producing securities in excess of estimated expenses.

On each business day, the Fund calculates its anticipated growth rate. This growth rate is the annualized growth rate investors can expect from the time they purchase the Fund's share until the Fund's target date. The Fund cannot guarantee this growth rate because it involves certain assumptions about variable factors such as reinvestment of dividends and distributions, the expense ratio and composition of the Fund's portfolio.

Quality

The Treasury obligations in which the Fund invests are backed by the full faith and credit of the U.S. government. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System with respect to such securities.

Risks

Interest Rate Risk. Interest rate risk is the risk that a rise in the level of interest rates will reduce the market value (price) of securities held, particularly bonds, in the Fund's portfolio. Typically, a bond pays a fixed rate of interest (called the "coupon"). When interest rates rise in the economy the value of the coupon (the amount received on the bond periodically) falls in comparison. As a result, the price of the bond declines. The price of zero coupon bonds tends to fall even more dramatically because they do not pay periodic coupons. Zero coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities, which make current distributions of interest.

Because the Fund invests primarily in zero coupon securities, the net asset value per share may fluctuate substantially prior to the maturity date. Although investors may redeem shares on any business day at net asset value, a shareholder who redeems prior to maturity may experience a significantly different investment return than was anticipated at the time of purchase. Redemptions prior to maturity may result in capital gains or losses, which may be substantial.

Longer-term bonds are more sensitive to interest rate changes than shorter-term bonds, reflecting the greater risk of holding these bonds for a longer period of time. As the Fund moves toward its maturity date, the variability in the price of the securities in its portfolio should decline. The main risk is when you do not hold zero coupon securities until maturity. Because zero coupon securities do not make periodic interest payments, their market values decline more dramatically when interest rates rise than the value of bonds that pays interest (coupon) on a current basis. The market value of zero coupon bonds also rises more dramatically than that of other bonds as interest rates fall.

To obtain the predicted return and reduce your exposure to the price volatility caused by changing interest rates, you should plan to hold the Fund's shares until maturity. You also should elect automatic reinvestment of dividends and distributions. If you hold shares to maturity and reinvest dividends and distributions, you should experience a return consisting primarily of the accretion (or accumulation) of discount on the underlying securities in the Fund. The Fund, however, may invest up to 20% of its portfolio in interest paying U.S. government securities. As a result, the Fund cannot guarantee your total return, even if all shares are held until maturity and you have reinvested all dividends and distributions.

Reinvestment Risk. A portion of the total realized return from traditional interest-paying bonds comes from the reinvestment of periodic interest. Since the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying bonds at the time of the original purchase, the investment's total return is uncertain even for investors holding the security until maturity. This uncertainty is commonly referred to as reinvestment risk, and it can have a significant impact on total realized investment return. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon security to maturity.

Portfolio Turnover. Because the Fund's objective is to return a reasonably predictable return at maturity by purchasing predominantly zero coupon bonds, it should not have a high rate of turnover. Therefore, the Fund should not experience the higher transactional and potential tax consequences of frequent buying and selling of securities in its portfolio.


DISCLOSURE OF PORTFOLIO HOLDINGS



A description of the Fund's policies and procedures with respect to the disclosure of their portfolio securities is available in the statement of additional information for the Fund.


MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

Investment Adviser

Thrivent Investment Mgt. 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for the Fund. Thrivent Investment Mgt. and Thrivent Financial for Lutherans and its affiliates have been in the investment advisory business since 1970 and managed approximately $65.9 billion in assets as of September 30, 2004, including approximately $10.9billion in mutual fund assets.

Pursuant to an investment advisory agreement with Thrivent Mutual Funds, Thrivent Investment Mgt. manages the investment and reinvestment of the Fund's assets, provides the Fund with personnel, facilities and administrative services, and supervises the Fund's daily business affairs, all subject to the supervision of Thrivent Mutual Funds' Board of Trustees. Thrivent Investment Mgt. formulates and implements a continuous investment program for the Fund consistent with the Fund's investment objectives, policies and restrictions.

Thrivent Investment Mgt. and the Fund have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits Thrivent Investment Mgt. and the Fund, with the approval of the Thrivent Mutual Funds' Board of Trustees, to retain one or more subadvisers for the Fund, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a vote of the shareholders of the Fund. Thrivent Investment Mgt. will notify shareholders of a Fund if there is a new subadviser for that Fund.

Advisory Fee

The Adviser receives an investment advisory fee computed separately and paid monthly for the Fund at the annual rate of 0.50 of 1% of the Fund's average daily net assets. At this time, the Adviser voluntary reimburses the Fund's advisory fee.

Portfolio Manager


Alan D. Onstad has served as portfolio manager of the Fund since July 1, 2000. Mr. Onstad has been with Thrivent Investment Mgt. since 1995.


SHAREHOLDER INFORMATION

Sales of the Fund were closed to new shareholders and to additional purchases of shares by existing shareholders effective June 1, 1993. Purchases of shares by reinvestment of dividends and capital gains, if any, in existing shareholder accounts will continue to be allowed and will be at net asset values. Although there is no intent to do so, sales of the Fund could be reopened in the future.

Pricing of Fund's Shares

The price of a Fund's shares is based on the Fund's net asset value ("NAV"). The Fund determines the NAV once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. The Fund does not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Fund is based on the NAV next calculated after the Fund receives your payment or redemption request.

To determine the NAV, the Fund values its securities at current market value using readily available market quotations. The Fund values securities that do not have readily available market quotations at fair value as determined in good faith by or under the direction of Thrivent Mutual Funds' Board of Trustees. The Fund may use pricing services as approved by the Board of Trustees to determine the net asset value of its securities. The Board of Trustees has authorized the investment adviser to make fair value determinations pursuant to policies approved by the Board of Trustees.

The price at which you purchase or redeem shares of the Fund is based on the NAV as next determined after the Fund has received your payment or your redemption request.

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in Thrivent Mutual Funds. These accounts may offer you tax advantages. You should consult with your attorney and/or tax advisor before you establish a retirement plan. Additional fees may apply to some retirement accounts. Please review plan documents for more information. Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Changes to Your Account

After opening your Fund account, you may wish to make changes to your account. Certain types of changes, such as moving to a new address or getting a new telephone number, do not have any other effect on an account. Any feature such as telephone exchange or participation in an automatic investment plan would continue uninterrupted. Other changes, such as exchanging from one Fund to another or transferring shares from a regular account to an IRA or adding a joint owner, will affect your account options because a new account is actually created. Account options such as an automatic investment plan are discontinued unless additional action is taken. These changes may require additional instructions and specific forms. If you are not sure whether a change affects your account, please contact your local Thrivent Investment Mgt. representative or the Investment Interaction Center (Interaction Center) at (800) 847-4836. When making these types of changes, please contact your local Thrivent Investment Mgt. representative or the Interaction Center.

How to Redeem (Sell) Shares

Because the Fund invests primarily in zero coupon securities, the net asset value per share may fluctuate substantially prior to the maturity date. Although investors may redeem shares on any business day at net asset value, a shareholder who redeems prior to maturity may experience a significantly different investment return than was anticipated at the time of purchase.

Redemption by Mail

Shareholders of the Fund may have their shares redeemed at any time at the net asset value per share next determined after a written request and all additional documents, if required, are received in proper form by the Fund's transfer agent.

The Fund bases payment for shares presented for redemption at a Fund's net asset value next computed after a request is received in proper form by the transfer agent. Shareholders earn income and receive dividends paid on the Fund through the date of redemption. The Fund will mail payment proceeds within seven days following receipt of all required documents. The Fund may postpone payment or suspend the right of redemption in unusual circumstances.

You may redeem shares of the Fund by mail, by sending a written request for redemption to:

          Thrivent Mutual Funds
             P.O. Box 219348
             Kansas City, MO 64121-9348

In your redemption request, you must include your shareholder account number and specify the dollar or share amount you wish to redeem. You, and any other persons registered as shareholders on the account, must sign your redemption request. You must sign the request exactly as the account is registered. If you wish to redeem shares with a value in excess of $100,000, you must have your signature(s) guaranteed. The transfer agent will accept signature guarantees from all institutions that are eligible to provide signature guarantees under federal or state law, provided that the individual giving the signature guarantee is authorized to do so. Institutions that usually are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan institutions and credit unions. Please note that a signature guarantee is not the same as a notarized signature. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary. If you wish to redeem an IRA or other retirement plan you must indicate on the redemption request whether or not federal income tax should be withheld. Redemption requests that fail to indicate an election not to have federal tax withheld will be subject to withholding.

Telephone Redemptions

The privilege to redeem shares by telephone is automatically extended to all accounts, unless the option is specifically declined. If you do not want the telephone redemption option, please call the Interaction Center at (800) 847-4836. By accepting this privilege, you assume some risks for unauthorized transaction. Once a telephone request has been made, it cannot be canceled or modified (see Telephone Transactions). Thrivent Investment Mgt. has implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized designations and supplying transaction verification information.

Telephone Redemptions and Checks Mailed

The following conditions apply to telephone redemptions described above:

..    Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record;
..    There has been no change of address in the preceding 60 days;
..    The request is for $100,000 or less;
..    Some retirement plan accounts are not eligible; and
..    Shares to be redeemed cannot be in certificate form.

Redemptions by Bank Wire

..    Existing shareholders must send a Thrivent Mutual Funds Application or
     Account Change Request with the appropriate section completed prior to exercising the privilege of wire redemption to:

          Thrivent Mutual Funds
             P.O. Box 219348
             Kansas City, MO 64121-9348

..    Wire redemptions can be made for any amount;
..    A fee is assessed for redemptions by wire; and
..    Requests received in good order before the close of the NYSE (usually 3:00
     p.m. Central time) receive that day's price.

If an account has multiple owners, Thrivent Investment Mgt. may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Involuntary Redemption

Because all account owners share the high cost of maintaining accounts with low balances, the Fund reserves the right to involuntarily redeem a shareholder's account, other than a retirement plan account, at any time the value of the account falls below $250 as a result of redemption. Shareholders will be notified in writing of any planned involuntary redemptions and will be allowed 60 days to increase the account balance above the stated minimum before the redemption is processed.

Exchange Privilege

Exchanges by Mail

Shares of the Fund held for at least 10 days may be exchanged for shares of any other series of Thrivent Mutual Funds (Class A shares only) with the same registration, without additional sales charge, at the net asset value per share next computed after receipt of a written exchange request in proper form by the transfer agent.

An exchange constitutes a redemption of the shares of one mutual fund and the purchase of shares of another. Because the Fund invests primarily in zero coupon securities, the net asset value per share may fluctuate substantially prior to the maturity date. Therefore, a shareholder who exchanges shares of the Fund prior to maturity may experience a significantly different investment return than was anticipated at the time of purchase.

Shareholders interested in exchanging shares should contact the Interaction Center at (800) 847-4836, or their Thrivent Investment Mgt. representative for a current prospectus prior to making an exchange.

Shareholders of the Fund may only exchange into such other Funds as are legally available for sale in any state. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.

Exchanges are sales for tax purposes and could result in a gain or loss, depending on the original cost of shares exchanged.


The Fund reserves the right to terminate the exchange privilege of any shareholder who is believed to be engaging in abusive trading, as discussed in "Abusive Trading Policy and Monitoring Process." . Further, the Fund reserves the right to modify or terminate the exchange privilege at any time with respect to the Fund, if the Fund's Trustees determine that continuing the privilege may be detrimental to shareholders.


Telephone Transactions

You can sell or exchange shares by phone. By doing so, you assume some risks for unauthorized transactions. Thrivent Investment Mgt. has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized designations, and supplying transaction/taping identification numbers and/or symbols. Please note, however, that Thrivent Mutual Funds, Thrivent Investment Mgt., the custodian, the transfer agent or any of their employees will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures.

Exchanges by Telephone

Telephone exchanges (transactions in which the registration does not change) are subject to the requirements described above, and additional requirements as follows.

Shareholders may exchange shares for which certificates have not been issued by telephoning the Interaction Center at (800) 847-4836. Telephone exchange requests received prior to the close of the NYSE (usually 3:00 p.m. Central
Time) will be made at the net asset value per share next determined that day.

Telephone exchanges will be permitted only if the shareholder elects the telephone exchange option on the initial purchase application, or requests the telephone exchange privilege in a subsequent written request, signed by all registered owners, with all signatures guaranteed.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Interaction Center by phone, and a telephone exchange may be difficult to implement at those times. The Fund reserves the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.


Abusive Trading Policies and Monitoring Processes



Thrivent Mutual Funds discourages short-term or excessive trading and other abusive trading practices. Abusive trading by shareholders can disrupt portfolio management, negatively impact fund performance, and increase Fund expenses. The Board of Trustees of Thrivent Mutual Funds has adopted the policy set forth below to deter abusive trading activity.

Several different tactics are used to reduce the frequency and effect that abusive trading can have on the Funds. The Funds may use a combination of monitoring shareholder activity, restricting shareholder transactions on certain accounts, and fair value pricing as applicable (see "Pricing of Fund's Shares").

When monitoring shareholder activity, the Funds may consider several factors to evaluate shareholder activity including, but not limited to, the amount and frequency of transactions, the amount of time between purchases and redemptions (including exchanges), trading patterns, and total assets in the Funds that are purchased and redeemed. In making this evaluation, the Funds may consider trading in multiple accounts under common ownership or control.

The Funds may deem the sale of all or a substantial portion of a shareholder's purchase of shares to be abusive if the sale is made within seven days after purchase. This policy does not apply to automatic investment plans, systematic withdrawal plans, or transactions solely in your money market account, including checkwriting and debit card transactions. The Funds reserve the right, in their sole discretion, to identify other trading practices as abusive.

If a shareholder is believed to be engaging in abusive trading activity, the Funds may request the shareholder to cease such activity, restrict the frequency and number of exchanges allowed on an account, or take other action as the Funds deems necessary to limit or restrict the account privileges to the shareholder. The Funds may also reject, restrict or cancel any purchase request, including the purchase side of an exchange, without notice for any reason.

Although, the Funds seek to deter and prevent abusive trading practices, there are no guarantees that all activity can be detected or prevented. Shareholders engaging in abusive trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably identify abusive trading. Omnibus accounts like those maintained by brokers and retirement plans aggregate purchases and redemptions for multiple investors whose identities are not known to the Fund, and the Funds do not have access to the individual shareholder account information for those accounts. The Funds monitor aggregate trading activity of the omnibus accounts, and if abusive trading is suspected, the Funds will contact the intermediary associated with the account to discourage shareholders from engaging in abusive trading practices and ask them to impose restrictions on excessive trades. However, the financial intermediaries associated with the omnibus accounts may be limited in their ability to restrict trading practices of their clients.


Dividends, Distributions and Taxes

As with all funds distributing taxable income, you as a tax-paying investor will be subject to income taxes on all dividends and distributions. You will be subject to taxes on all dividends and distributions whether you elect to take them in cash or have them reinvested.

The Fund intends to distribute in December and, if necessary, at such other times as the Fund may determine, its net investment income and any net realized capital gains resulting from investment activity. Any dividend (including a capital gains dividend) declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Cumulative statements showing all activity in the account for the prior year will be mailed annually to all shareholders.

All income and capital gains distributions are reinvested in full and fractional shares of the Fund at net asset value, without sales charges, on a payment date unless a shareholder has requested payment in cash on the shareholder application or by separate written request.

A shareholder's projected return at maturity assumes the reinvestment of all income and capital gains distributions. If a shareholder elects to receive these distributions in cash, the return at maturity will be substantially less than was anticipated at the time of purchase.

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code") and to take all other action required so that no federal income tax will be payable by the Fund itself. The Fund will be treated as a separate regulated investment company under the Code. Shareholders are provided annually with full information on income and capital gains distributions for tax purposes. Shareholders should consult their tax advisers regarding the applicability of state and local taxes to dividends and distributions.

Under federal income tax laws, a portion of the difference between the purchase price of zero coupon securities and their face value is considered to be income to the Fund each year, even though the Fund will not in each year receive cash interest payments from these securities.

The Fund must distribute substantially all its net investment income each year, including the imputed income (the accrued interest for that year from the discount on purchases) from their zero coupon investments. Because of its imputed income, the Fund may be required to pay out as an income distribution each year an amount greater than the total amount of cash interest the Fund actually received. Such distributions may come from cash assets or from liquidating some portfolio securities. If securities are liquidated, the Fund may realize a gain or loss from the sale. As with all funds distributing taxable income, tax-paying investors in the Fund will be subject to income taxes on income and capital gain distributions whether they elect to take them in cash or have them reinvested.

If the Fund holds zero coupon bonds until maturity, they should not realize capital gains on these securities. However, if a Fund has to sell zero coupon securities to meet redemptions prior to their maturity (and the target date of the Fund) the value the Fund receives for the securities sold may reflect a premium over the principal and interest. This may happen particularly when interest rates are lower at the time of redemption. As a result, redemptions of shares prior to the target date may result in greater capital gains to the Fund, which would be distributed to the shareholders, than would otherwise have been realized. Capital gains distributed to shareholders result in a taxable event in the year of distribution.

Other Tax Information

The Fund is required by federal law to withhold 28% of reportable payments (which include dividends, capital gain distributions and redemption proceeds) paid to certain shareholders who have not properly certified that the Social Security or other taxpayer identification number provided by the shareholder is correct and that he or she is not otherwise subject to backup withholding. The Fund's shareholder application includes the required certification.


No attempt is made herein to provide information as to state and local tax consequences of ownership of shares of the Fund. Investors should consult their personal tax adviser to determine the consequences of state and local taxes.




DISTRIBUTION ARRANGEMENTS

The Fund closed sales to new shareholders and to existing shareholders for additional purchases effective June 1, 1993. Existing shareholders may purchase additional shares by reinvesting dividends and capital gains, if any, received on their existing accounts at net asset value. Although the Fund does not intend to do so, it may open sales in the future.



FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand Thrivent U.S. Government Zero Coupon Target Fund, Series 2006 performance for the past five complete fiscal years, including the fiscal year from May 1, 2004 through October 31, 2004, which resulted from the change of the fiscal year of Thrivent Mutual Funds. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
               , independent registered public accounting firm, whose report,
---------------
along with the Fund's financial statements, are included in the annual report. You may obtain an annual report free by calling the Interaction Center at (800) 847-4836.

Financial Highlights
[To be added by subsequent amendment]





[outside back cover]
THRIVENT Mutual Funds

By Telephone:
          1-800-847-4836
          press 1 to speak with a customer service representative or press 2 to use the Automated Service Line

By Internet:
          www.thrivent.com

By Mail:
          Thrivent Mutual Funds
          P.O. Box 219348
          Kansas City, MO64121-9348

By Express Mail:
          Thrivent Investment Management Inc.
          210 West 10th Street, 8th Floor
          Kansas City, MO 64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Fund. Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Fund during their last fiscal year. You may request a free copy of the Statement of Additional Information, the annual report, or the semiannual report, or you may make additional requests or inquiries by calling 1-800-847-4836. You also may review and copy information about the Fund (including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may get more information about the Public Reference Room by calling 1-202-942-8040. You also may get information about the Fund on the EDGAR database at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an email to: publicinfo@sec.gov.

Investment Company Act File No. 811-5075

                            Thrivent Technology Fund
                      Thrivent Partner Small Cap Value Fund
                          Thrivent Small Cap Stock Fund
                          Thrivent Small Cap Index Fund
                          Thrivent Mid Cap Growth Fund
                           Thrivent Mid Cap Stock Fund
                           Thrivent Mid Cap Index Fund
                          Thrivent Mid Cap Index Fund-I
                    Thrivent Partner International Stock Fund
                         Thrivent Large Cap Growth Fund
                          Thrivent Large Cap Value Fund
                          Thrivent Large Cap Stock Fund
                          Thrivent Large Cap Index Fund
                         Thrivent Large Cap Index Fund-I
                             Thrivent Balanced Fund
                            Thrivent High Yield Fund
                           Thrivent High Yield Fund II
                          Thrivent Municipal Bond Fund
                              Thrivent Income Fund
                             Thrivent Core Bond Fund
                           Thrivent Bond Index Fund-I
                       Thrivent Limited Maturity Bond Fund
                           Thrivent Money Market Fund


                                    Series of

                              Thrivent Mutual Funds


                       Statement of Additional Information
                             Dated February 28, 2005

Each of the above-referenced mutual funds (each a "Fund" and collectively the "Funds") are series of Thrivent Mutual Funds (the "Trust"). Class A and B shares of the Funds are offered through a combined prospectus and Institutional Class shares are offered through a separate prospectus. Each such prospectus is referred to hereinafter as a "Prospectus". This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the Prospectus dated February 28, 2005, for the applicable class of the above-referenced series of the Trust. To receive a copy of the Prospectus, write to Thrivent Mutual Funds, 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or call toll-free (800) THRIVENT (847-4836).

TABLE OF CONTENTS


                                                                            Page
GENERAL INFORMATION ABOUT THE TRUST                                           3
INVESTMENT POLICIES AND RESTRICTIONS                                          5
MANAGEMENT OF THE FUNDS                                                      24
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                          38
INVESTMENT ADVISORY SERVICES                                                 42
UNDERWRITING AND DISTRIBUTION SERVICES                                       56
OTHER SERVICES                                                               69
BROKERAGE ALLOCATION AND OTHER PRACTICES                                     71
PURCHASE, REDEMPTION, AND PRICING OF SHARES                                  87
TAX STATUS                                                                   91
DESCRIPTION OF DEBT RATINGS                                                  92
INDEX INFORMATION                                                            95
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL
STATEMENTS                                                                   96
APPENDIX A--PROXY VOTING PROCESS AND POLICIES SUMMARY                        97

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end diversified management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust is authorized to issue shares of beneficial interest, par value $.01 per share, divisible into an indefinite number of different series and classes and operates as a "series company" as provided by Rule 18f-2 under the 1940 Act. The Trust commenced operations on July 16, 1987, and currently consists of twenty-four series. Prior to April 22, 2004, the Trust's name was The AAL Mutual Funds. Thrivent U.S. Government Zero Coupon Target Fund, Series 2006, is described in a separate statement of additional information.


On July 16, 2004, The Lutheran Brotherhood Family of Funds (the "LB Funds") (an open-end investment company consisting of eleven series) merged with the Trust. The accounting and performance history of Thrivent Mid Cap Growth Fund, Thrivent Partner International Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, Thrivent High Yield Fund, Thrivent Municipal Bond Fund, Thrivent Income Fund, and Thrivent Limited Maturity Bond Fund reflect the accounting and performance history of the predecessor series of the LB Funds. Effective at the close of business on October 15, 2004, the Funds discontinued the sale of Class B shares, although existing Class B shareholders may continue to exchange Class B shares of one Fund for Class B shares of another Fund. The following table provides the inception date and the available class of shares of the Funds described in this SAI.



-------------------------------------------------------------------------------------------------
                                                Class A          Class B      Institutional Class
Fund Name                                   Inception Date   Inception Date      Inception Date
-------------------------------------------------------------------------------------------------
Thrivent Technology Fund                        7/01/00          7/01/00             7/01/00
-------------------------------------------------------------------------------------------------
Thrivent Partner Small Cap Value Fund           7/17/01          7/17/01             7/17/01
-------------------------------------------------------------------------------------------------
Thrivent Small Cap Stock Fund                   7/01/96          1/08/97            12/29/97
-------------------------------------------------------------------------------------------------
Thrivent Small Cap Index Fund                   7/01/00              N/A                 N/A
-------------------------------------------------------------------------------------------------
Thrivent Mid Cap Growth Fund                    5/30/97         10/31/97            10/31/97
-------------------------------------------------------------------------------------------------
Thrivent Mid Cap Stock Fund                     6/30/93          1/08/97            12/29/97
-------------------------------------------------------------------------------------------------
Thrivent Mid Cap Index Fund                     7/01/00              N/A                 N/A
-------------------------------------------------------------------------------------------------
Thrivent Mid Cap Index Fund-I                       N/A              N/A            12/31/99
-------------------------------------------------------------------------------------------------
Thrivent Partner International Stock Fund        9/5/95         10/31/97            10/31/97
-------------------------------------------------------------------------------------------------
Thrivent Large Cap  Growth Fund                10/29/99         10/29/99            10/29/99
-------------------------------------------------------------------------------------------------
Thrivent Large Cap  Value Fund                 10/29/99         10/29/99            10/29/99
-------------------------------------------------------------------------------------------------
Thrivent Large Cap Stock Fund                   7/16/87          1/08/97            12/29/97
-------------------------------------------------------------------------------------------------
Thrivent Large Cap Index Fund                   7/01/00              N/A                 N/A
-------------------------------------------------------------------------------------------------
Thrivent Large Cap Index Fund-I                     N/A              N/A            12/31/99
-------------------------------------------------------------------------------------------------
Thrivent Balanced Fund                         12/29/97         12/29/97            12/29/97
-------------------------------------------------------------------------------------------------
Thrivent High Yield Fund                         4/3/87         10/31/97            10/31/97
-------------------------------------------------------------------------------------------------
Thrivent High Yield Fund II                     1/08/97          1/08/97            12/29/97
-------------------------------------------------------------------------------------------------
Thrivent Municipal Bond Fund                    12/3/76         10/31/97            10/31/97
-------------------------------------------------------------------------------------------------
Thrivent Income Fund                             6/1/72         10/31/97            10/31/97
-------------------------------------------------------------------------------------------------
Thrivent Core Bond Fund                         7/16/87          1/08/97            12/29/97
-------------------------------------------------------------------------------------------------
Thrivent Bond Index Fund-I                          N/A              N/A            12/31/99
-------------------------------------------------------------------------------------------------
Thrivent Limited Maturity Bond Fund            10/29/99         10/29/99            10/29/99
-------------------------------------------------------------------------------------------------
Thrivent Money Market Fund                      3/10/88          1/08/97            12/29/97
-------------------------------------------------------------------------------------------------





The Declaration of Trust provides that each shareholder shall be deemed to have agreed to be bound by its terms. A vote of shareholders or the Board of Trustees may amend the Declaration of Trust. The Trust may issue an unlimited number of shares in one or more series as the Board of Trustees may authorize.

Each class is subject to such investment minimums and other conditions as set forth in the Trust's prospectuses as from time to time is in effect. Differences in expenses among classes are described in the Trust's Amended and Restated Plan Pursuant to Rule 18f-3 Under the Investment Company Act of 1940. Class A, Class B and Institutional Class shares pay the expenses associated with their different distribution arrangements. Each class may, at the Trustees' discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other class. All other expenses will be allocated to each class on the basis of the net asset value of the particular Fund.


Each class shares has identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders relating solely to the class or where the interests of one class differ from the interests of the other class. Class A and Class B shares have exclusive voting rights on matters involving the Rule 12b-1 Distribution Plan as applied to that class. Matters submitted to shareholder vote must be approved by each Fund separately except:


     1.   when required otherwise by the 1940 Act; or
     2. when the Trustees determine that the matter does not affect all Funds; then, only the shareholders of the affected Funds may vote.

Shares are freely transferable, and holders thereof are entitled to receive dividends declared by the Trustees, and receive the assets of their respective Fund in the event of liquidation. The Trust generally holds annual shareholder meetings only when required by law or at the written request of shareholders owning at least 10% of the Trust's outstanding shares. Shareholders may remove the Trustees from office by votes cast in person or by proxy at a shareholder meeting.

At the request of shareholders holding 10% or more of the outstanding shares of the Fund, the Fund will hold a special meeting for the purpose of considering the removal of a Trustee(s) from office, and the Fund will cooperate with and assist shareholders of record who notify the Fund that they wish to communicate with other shareholders for the purpose of obtaining signatures to request such a meeting, all pursuant to and in accordance with Section 16(c) of the 1940 Act, as amended.


Under Massachusetts's law, shareholders of a business trust may be held personally liable, under certain circumstances, for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder, Trustee and/or officer liability for acts performed on behalf of the Trust or for Trust obligations that are binding only on the assets and property of the Trust. The Funds include this disclaimer in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust's assets for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is remote because it is limited to circumstances where the Trust itself is unable to meets its obligations.

INVESTMENT POLICIES AND RESTRICTIONS


Additional Investment Practices

In addition to those practices stated in the Prospectus, various Funds may purchase the following securities or may engage in the following transactions. Each of these investment practices are non-principal investment strategies except as otherwise noted.

Other Securities

Thrivent Technology Fund, Thrivent Partner Small Cap Value Fund, Thrivent Small Cap Stock Fund, Thrivent Mid Cap Growth Fund, Thrivent Mid Cap Stock Fund, Thrivent Partner International Stock Fund. Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, and Thrivent Large Cap Stock Fund may invest in other types of securities, including bonds, preferred stocks, convertible bonds, convertible preferred stocks, warrants, American Depository Receipts (ADRs), and other debt or equity securities. In addition, each of these Funds may invest in U.S. Government securities or cash.

Thrivent Technology Fund, Thrivent Partner Small Cap Value Fund, Thrivent Small Cap Stock Fund, Thrivent Mid Cap Growth Fund, Thrivent Mid Cap Stock Fund, Thrivent Partner International Stock Fund. Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, and Thrivent Large Cap Stock Fund will not use any minimum level of credit quality. Debt obligations may be rated less than investment grade, which is defined as having a quality rating below "Baa", as rated by Moody's Investors Service, Inc. ("Moody's"), or below "BBB", as rated by Standard & Poor's Corporation ("S&P"). For a description of Moody's and S&P's ratings, see "Description of Debt Ratings". Securities rated below investment grade (sometimes referred to as "high yield" or "junk bonds") are considered to be speculative and involve certain risks, including a higher risk of default and greater sensitivity to interest rate and economic changes.


Thrivent High Yield Fund, Thrivent High Yield Fund II, Thrivent Income Fund, Thrivent Core Bond Fund, Thrivent Bond Index Fund-I, and Thrivent Limited Maturity Bond Fund also may invest in common stocks, warrants to purchase stocks, bonds or preferred stocks convertible into common stock, and other equity securities.


Thrivent Municipal Bond Fund does not generally intend to purchase any securities that would cause 25% or more of the value of its total assets to be invested in the securities of governmental subdivisions located in any one state, territory or possession of the United States. The Fund may invest 25% or more of the value of its total assets in industrial development bonds. The Fund also may invest up to 25% of its total assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds or electric power project revenue bonds, or in industrial development revenue bonds which are based, directly or indirectly, on the credit of private entities in any one industry.


Bank Instruments


Thrivent Money Market Fund may invest in bank instruments as part of its principal strategy, including, but not limited to, certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank including an U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are non-negotiable deposits for a fixed period of time at a stated interest rate.

U.S. branches of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated under federal or state law. U.S. federal branches of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective state or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. U.S. branches of foreign banks can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

Investing in foreign branches of U.S. banks and U.S. branches of foreign banks may involve risks. These risks may include future unfavorable political and economic developments, possible withholding or confiscatory taxes, seizure of foreign deposits, currency controls, interest limitations and other governmental restrictions that might affect payment of principal or interest, and possible difficulties pursuing or enforcing claims against banks located outside the U.S. Additionally, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or other regulatory requirements and practices comparable to U.S. issuers, and there may be less public information available about foreign banks and their branches and agencies.


Repurchase Agreements

Each Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Fund or its custodian will take possession of the obligations subject to a repurchase agreement. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the market value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller's agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending court action. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by Thrivent Investment Management Inc. ("Thrivent Investment Mgt.") (or a subadviser) to be creditworthy.


Restricted Securities

The Funds may buy or sell restricted securities, including securities that meet the requirements of Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule. Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, a Fund may be adversely impacted by the subjective valuation of such securities in the absence of an active market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A securities. None of the Funds will invest more than 15% of its net assets in illiquid securities (10% in the case of Thrivent Money Market Fund).

Reverse Repurchase Agreements

Each of the Funds also may enter into reverse repurchase agreements, which are similar to borrowing cash. A reverse repurchase agreement is a transaction in which the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, with an agreement that at a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous. However, the ability to enter into reverse repurchase agreements does not assure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

The Fund will engage in reverse repurchase agreements that are not in excess of 60 days to maturity and will do so to avoid borrowing cash and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

When Issued and Delayed Delivery Transactions

Each of the Funds may purchase securities on a when-issued and delayed delivery basis. When-issued and delayed delivery transactions arise when U.S. Government obligations and other types of securities are bought by the Fund with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. There are no fees or other expenses associated with these types of transactions other than normal transaction costs.

To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with its investment objective and policies and not for the purpose of investment leverage. On the settlement date, the value of such instruments may be less than the cost thereof. When effecting when-issued and delayed delivery transactions, a Fund will maintain liquid securities, cash, or cash equivalents of a dollar amount sufficient to make payment for the obligations to be purchased until the transaction has been settled.

Dollar Roll Transactions

The Funds may enter into dollar roll transactions with respect to mortgage securities in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments. While the dollar roll transactions may result in higher transaction costs or higher taxes for the Funds, the adviser believes that the benefits of investing in such a program will outweigh the potential for such increased costs.

Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities


The principal strategies of Thrivent Balanced Fund, Thrivent Income Fund, Thrivent Core Bond Fund, Thrivent Bond Index Fund-I, and Thrivent Limited Maturity Bond Fund include investing in mortgage-backed securities, including CMOs and multi-class pass-through securities, and the other Funds may invest in such instruments as a non-principal strategy. CMOs and multi-class pass-through securities are debt instruments issued by special purpose entities secured by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the money to pay debt service on the CMO or make scheduled distributions on the multi-class pass-through security. Multi-class pass-through securities, CMOs, and classes thereof (including those discussed below) are examples of the types of financial instruments commonly referred to as "derivatives."


A CMO contains a series of bonds or certificates issued in multiple classes. Each CMO class (referred to as "tranche") has a specified coupon rate and stated maturity or final distribution date. When people start prepaying the principal on the collateral underlying a CMO (such as mortgages underlying a CMO), some classes may retire substantially earlier than the stated maturity or final distribution dates. The issuer structures a CMO to pay or accrue interest on all classes on a monthly, quarterly or semi-annual basis. The issuer may allocate the principal and interest on the underlying mortgages among the classes in many ways. In a common structure, the issuer applies the principal payments on the underlying mortgages to the classes according to scheduled cash flow priorities.

There are many classes of CMOs. Interest only classes ("Ios") entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the interest in an underlying pool of mortgages or mortgage-backed securities (mortgage assets). Principal only classes ("Pos") entitle the class shareholders to receive distributions consisting solely or primarily of all or a portion of the underlying pool of mortgage assets. In addition, there are "inverse floaters," which have coupon rates that move in the reverse direction to an applicable index, and accrual (or Z) bonds (described below).

Inverse floating CMO classes are typically more volatile than fixed or adjustable rate CMO classes. We would only invest in inverse floating CMOs to protect against a reduction in the income earned on investments due to a predicted decline in interest rates. In the event interest rates increased, we would lose money on investments in inverse floating CMO classes. An interest rate increase would cause the coupon rate on an inverse CMO class to decrease.

Cash flow and yields on IO and PO classes are extremely sensitive to principal payment rates (including prepayments) on the underlying mortgage loans or mortgage-backed securities. For example, rapid or slow principal payment rates may adversely affect the yield to maturity of IO or PO bonds, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the holder of an IO bond may incur a complete loss in value due to the lost interest stream even if the IO bond has a AAA rating. If the underlying mortgage assets experience slower than anticipated prepayments of principal, the PO bond will incur substantial losses in value due to lost prepayments. Rapid or slow principal payment rates may cause IO and PO bond holders to incur substantially more losses in market value than if they had invested in traditional mortgage-backed securities. On the other hand, if interest rates rise, the value of an IO might increase and partially offset other bond value declines in a Fund's portfolio. If interest rates fall, the value of a PO might increase offsetting lower reinvestment rates in a Fund's portfolio.

An accrual or Z bondholder does not receive cash payments until one or more of the other classes have received their full payments on the mortgage loans underlying the CMO. During the period when the Z bondholders do not receive cash payments, interest accrues on the Z class at a stated rate. The accrued interest is added to the amount of principal due to the Z class. After the other classes have received their payments in full, the Z class begins receiving cash payments until it receives its full amount of principal (including the accrued interest added to the principal amount) and interest at the stated rate.

Generally, the date when cash payments begin on the Z class depends on the prepayment rate of the mortgage loans underlying the CMO. A faster prepayment rate results in an earlier commencement of cash payments on the Z class. Like a zero coupon bond, during its accrual period the Z class has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining interest rates. Like a zero coupon bond, the market value of a Z class bond fluctuates more widely with changes in interest rates than would the market value of a bond from a class that pays interest currently. Changing interest rates influence prepayment rates. As noted above, such changes in prepayment rates affect the date at which cash payments begin on a Z tranche, which in turn influences its market value.

Structured Securities

The Funds may invest in structured securities. The issuer of a structured security links the security's coupon, dividend or redemption amount at maturity to some sort of financial indicator. Such financial indicators can include currencies, interest rates, commodities and indexes. The coupon, dividend and/or redemption amount at maturity may increase or decrease depending on the value of the linked or underlying instrument.

Investments in structured securities involve certain risks. In addition to the normal credit and interest rate risks inherent with a debt security, the redemption amount may increase or decrease as a result of price changes in the underlying instrument. Depending on how the issuer links the coupon and/or dividend to the underlying instrument, the amount of the dividend may be reduced to zero. Any further declines in the value of the underlying instrument may then reduce the redemption amount at maturity. Structured securities may have more volatility than the price of the underlying instrument.

Variable Rate Demand Notes

The Funds may purchase variable rate master demand notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. The extent to which the Funds can purchase these securities is subject to Rule 2a-7 under the Investment Company Act of 1940. These notes are normally not traded, and there is no secondary market for the notes. However, a Fund may demand payment of the principal for such Fund at any time. The Funds' purchases of variable rate master demand notes are limited to those: (1) rated in one of the two highest rating categories by a NRSRO; or (2) that have been issued by an issuer that has received a rating from the requisite NRSRO in the top two categories with respect to a class of short-term debt obligations that is comparable in priority and security with the instrument. If an issuer of a variable rate master demand note defaulted on its payment obligation, a Fund might not be able to dispose of the note due to the absence of a secondary market. A Fund might suffer a loss to the extent of the default. The Funds only invest in variable rate master demand notes when they deem them to involve minimal credit risk.

Lending Securities (All Funds except Thrivent Money Market Fund)

Consistent with applicable regulatory requirements, each of the Funds may from time to time lend the securities it holds to broker-dealers, provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities, irrevocable standby letters of credit or other liquid securities in an amount at all times equal to at least the market value of the loaned securities plus the accrued interest and dividends. In electing to engage in securities lending for a Fund, the Adviser will take into account the investment objective and principal strategies of the Fund. For the period during which the securities are on loan, the lending Fund will be entitled to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities and a fee from the borrower or interest on the investment of the cash collateral. The right to terminate the loan will be given to either party subject to appropriate notice. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities.

The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly increasing in value. In such event, if the borrower fails to return the loaned security, the existing collateral might be insufficient to purchase back the full amount of the security loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage, but the lending Fund would be an unsecured creditor with respect to such shortage and might not be able to recover all or any portion thereof. However, this risk may be minimized by carefully selecting borrowers and securities to be lent and by monitoring collateral.

No Fund may lend any security or make any other loan if, as a result, more than one-third of its total assets would be lent to other parties.

Put and Call Options (All Funds except Thrivent Money Market Fund)

As described below, each of the Funds may invest in options on another security, an index, a currency, or a futures contract. If the option is described as "covered," we hold the security underlying the option or the right to obtain it at no additional cost. If the option is not covered, the Fund will earmark liquid securities as collateral. When a Fund sells put options, the collateral must be equal to the purchase obligation of the Fund, less any amount maintained as margin. When a Fund sells a call option, collateral must be equal to the market value of the instruments underlying the call options less any amount maintained as margin.

Selling ("Writing") Covered Call Options: The Funds may from time to time sell ("write") covered call options on any portion of their portfolios as a hedge to provide partial protection against adverse movements in prices of securities in those Funds and, subject to the limitations described below, for the non-hedging purpose of attempting to create additional income. A call option gives the buyer of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined ("strike") price. As the writer of a call option, a Fund assumes the obligation to deliver the underlying security to the holder of the option on demand at the strike price. This obligation is held by the Fund until either the option expires or a closing transaction is made.

If the price of a security hedged by a call option falls below or remains below the strike price of the option, a Fund will generally not be called upon to deliver the security. A Fund will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security. If the price of a hedged security rises above or remains above the strike price of the option, the Fund will generally be called upon to deliver the security. In this event, a Fund limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.

Buying Call Options: The Funds may also from time to time purchase call options on securities in which those Funds may invest. As the holder of a call option, a Fund has the right (but not the obligation) to purchase the underlying security or currency at the exercise price at any time during the option period

(American style) or at the expiration of the option (European style). A Fund generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities that the Fund intends to purchase. In purchasing a call option, a Fund would realize a gain if, during the option period, the price of the underlying security increased by more than the amount of the premium paid. A Fund would realize a loss equal to all or a portion of the premium paid if the price of the underlying security decreased, remained the same, or did not increase by more than the premium paid.

Selling Put Options: The Funds may from time to time sell ("write") covered put options if the put option is part of a combined position (see "Combined Position Option" below). As the writer of a put option, the Fund assumes the obligation to pay a predetermined ("strike") price for the option's underlying security if the holder of the option chooses to exercise it. Until the option expires or a closing transaction is made, the Fund must continue to be prepared to pay the strike price, regardless of price movements in the underlying security.

If the price of the underlying security remains the same or rises above the strike price, the Fund generally will not be called upon to purchase the security. The Fund will, however, retain the premium received for the option as additional income. If the price of the underlying security falls below the strike price, the Fund may be called upon to purchase the security at the strike price.

Buying Put Options: The Funds may from time to time purchase put options on any portion of their portfolios. A put option gives the buyer of the option, upon payment of a premium, the right (but not the obligation) to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined ("strike") price. A Fund generally will purchase such options as a hedge to provide protection against adverse movements in the prices of securities in the Fund. In purchasing a put option, a Fund would realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. A Fund would realize a loss equal to all or a portion of the premium paid if the price of the security increased, remained the same, or did not decrease by more than the premium paid.

Options on Foreign Currencies: The Funds may also write covered call options and purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.

Index Options: As part of its options transactions, the Funds may also purchase and sell call options and put options on stock and bond indices. Options on securities indices are similar to options on a security except that, upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

Combined Position Options. The Funds may purchase and sell options in combination with each other or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Funds may engage in "straddle" and "spread" transactions. A "straddle" is established by buying both a call and a put option on the same underlying security, each with the same exercise price and expiration date. A "spread" is a combination of two or more call options or put options on the same security with differing exercise prices or times to maturity. The particular strategies employed by a Fund will depend on Thrivent Investment Mgt.'s or the Subadviser's perception of anticipated market movements.

Negotiated Transactions: The Funds will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Fund may purchase and sell options in negotiated transactions. A Fund effects negotiated transactions only with investment dealers and other financial institutions deemed creditworthy by its investment adviser. Despite the investment adviser's or subadviser's best efforts to enter into negotiated options transactions with only creditworthy parties, there is always a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price, resulting in a possible loss by the Fund. This risk is described more completely in the section of this Statement of Additional Information entitled, "Risks of Transactions in Options and Futures".

Options written or purchased by a Fund in negotiated transactions are illiquid and there is no assurance that a Fund will be able to effect a closing purchase or closing sale transaction at a time when its investment adviser or subadviser believes it would be advantageous to do so. In the event the Fund is unable to effect a closing transaction with the holder of a call option written by the Fund, the Fund may not sell the security underlying the option until the call written by the Fund expires or is exercised.

Closing Transactions: The Funds may dispose of options that they have written by entering into "closing purchase transactions". Those Funds may dispose of options that they have purchased by entering into "closing sale transactions". A closing transaction terminates the rights of a holder, or the obligation of a writer, of an option and does not result in the ownership of an option.

A Fund realizes a profit from a closing purchase transaction if the premium paid to close the option is less than the premium received by the Fund from writing the option. The Fund realizes a loss if the premium paid is more than the premium received. The Fund may not enter into a closing purchase transaction with respect to an option it has written after it has been notified of the exercise of such option.

A Fund realizes a profit from a closing sale transaction if the premium received to close out the option is more than the premium paid for the option. A Fund realizes a loss if the premium received is less than the premium paid.

Financial Futures and Options on Futures (All Funds except Thrivent Money Market
Fund)

Selling Futures Contracts: The Funds may sell financial futures contracts ("futures contracts") as a hedge against adverse movements in the prices of securities in those Funds. Such contracts may involve futures on items such as U.S. Government Treasury bonds, notes and bills; government mortgage-backed securities; corporate and municipal bond indices; and stock indices. A futures contract sale creates an obligation for the Fund, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. In selling a futures contract, the Fund would realize a gain on the contract if, during the contract period, the price of the securities underlying the futures contract decreased. Such a gain would be expected to approximately offset the decrease in value of the same or similar securities in the Fund. The Fund would realize a loss if the price of the securities underlying the contract increased. Such a loss would be expected to approximately offset the increase in value of the same or similar securities in the Fund.

Futures contracts have been designed by and are traded on boards of trade that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC"). These boards of trade, through their clearing corporations, guarantee performance of the contracts. Although the terms of some financial futures contracts specify actual delivery or receipt of securities, in most instances these contracts are closed out before the settlement due date without the making or taking of delivery of the securities. Other financial futures contracts, such as futures contracts on a securities index, by their terms call for cash settlements. The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.

When a Fund sells a futures contract, or a call option on a futures contract, it is required to make payments to the commodities broker which are called "margin" by commodities exchanges and brokers.

The payment of "margin" in these transactions is different than purchasing securities "on margin". In purchasing securities "on margin" an investor pays part of the purchase price in cash and receives an extension of credit from the broker, in the form of a loan secured by the securities, for the unpaid balance. There are two categories of "margin" involved in these transactions: initial margin and variation margin. Initial margin does not represent a loan between a Fund and its broker, but rather is a "good faith deposit" by a Fund to secure its obligations under a futures contract or an option. Each day during the term of certain futures transactions, a Fund will receive or pay "variation margin" equal to the daily change in the value of the position held by the Fund.

Buying Futures Contracts: The Funds may purchase financial futures contracts as a hedge against adverse movements in the prices of securities they intend to purchase. The Funds may buy and sell futures contracts for a number of reasons, including: (1) to manage their exposure to changes in securities prices and foreign currencies as an efficient means of adjusting their overall exposure to certain markets in an effort to enhance income; and (2) to protect the value of portfolio securities.

A futures contract purchase creates an obligation by a Fund, as buyer, to take delivery of the specific type of instrument called for in the contract at a specified future time for a specified price. In purchasing a futures contract, a Fund would realize a gain if, during the contract period, the price of the securities underlying the futures contract increased. Such a gain would approximately offset the increase in cost of the same or similar securities that a Fund intends to purchase. A Fund would realize a loss if the price of the securities underlying the contract decreased. Such a loss would approximately offset the decrease in cost of the same or similar securities that a Fund intends to purchase.

Options on Futures Contracts: The Funds may also sell ("write") and purchase covered call and put options on futures contracts in connection with the above strategies. An option on a futures contract gives the buyer of the option, in return for the premium paid for the option, the right to assume a position in the underlying futures contract (a long position if the option is a call and a short position if the option is a put). The writing of a call option on a futures contract constitutes a partial hedge against declining prices of securities underlying the futures contract to the extent of the premium received for the option. The purchase of a put option on a futures contract constitutes a hedge against price declines below the exercise price of the option and net of the premium paid for the option. The purchase of a call option constitutes a hedge, net of the premium, against an increase in cost of securities that a Fund intends to purchase.

Currency Futures Contracts and Options: The Funds may also sell and purchase currency futures contracts (or options thereon) as a hedge against changes in prevailing levels of currency exchange rates. Such contracts may be traded on U.S. or foreign exchanges. The Fund will not use such contracts or options for leveraging purposes.

Limitations: The Funds may engage in futures transactions, and transactions involving options on futures, only on regulated commodity exchanges or boards of trade. A Fund will not enter into a futures contract or purchase or sell related options if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing futures and related options positions and premiums paid for options with respect to futures and options used for non-hedging purposes would exceed 5% of the market value of the Fund's total assets. In addition, in instances involving the purchase of futures contracts or call options thereon, a Fund will maintain liquid securities, cash, or cash equivalents in an amount equal to the market value of such contracts.

Hybrid Investments (All Funds except Thrivent Money Market Fund)

As part of their investment program and to maintain greater flexibility, the Funds may invest in hybrid instruments (a potentially high-risk derivative) which have the characteristics of futures, options and securities. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency, security index or commodity at a future point in time. The risks of such investments would reflect both the risks of investing in futures, options, currencies and securities, including volatility and illiquidity. Under certain conditions, the redemption value of a hybrid instrument could be zero.

In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market or in a private transaction between a Fund and the seller of the hybrid instrument, the creditworthiness of the counterparty to the transaction would be a risk factor which a Fund would have to consider. Hybrid instruments also may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Risks of Transactions in Options and Futures

There are certain risks involved in the use of futures contracts, options on securities and securities index options, and options on futures contracts, as hedging devices. There is a risk that the movement in the prices of the index or instrument underlying an option or futures contract may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render a Fund's hedging strategy unsuccessful and could result in losses. The loss from investing in futures transactions is potentially unlimited.

There is a risk that Thrivent Investment Mgt. or a subadviser could be incorrect in their expectations about the direction or extent of market factors such as interest rate movements. In such a case, a Fund would have been better off without the hedge. In addition, while the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause a Fund's return to be less than if hedging had not taken place. The overall effectiveness of hedging, therefore, depends on the expense of hedging and Thrivent Investment Mgt.'s or a subadviser's accuracy in predicting the future changes in interest rate levels and securities price movements.

A Fund will generally purchase and sell options traded on a national securities or options exchange. Where options are not readily available on such exchanges, a Fund may purchase and sell options in negotiated transactions. When a Fund uses negotiated options transactions, it will seek to enter into such transactions involving only those options and futures contracts for which there appears to be an active secondary market.

There is, nonetheless, no assurance that a liquid secondary market, such as an exchange or board of trade, will exist for any particular option or futures contract at any particular time. If a futures market were to become unavailable, in the event of an adverse movement, a Fund would be required to continue to make daily cash payments of maintenance margin if it could not close a futures position. If an options market were to become unavailable and a closing transaction could not be entered into, an option holder would be able to realize profits or limit losses only by exercising an option, and an option writer would remain obligated until exercise or expiration.

In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options or futures positions could also be impaired.

When conducting negotiated options transactions there is a risk that the opposite party to the transaction may default in its obligation to either purchase or sell the underlying security at the agreed upon time and price. In the event of such a default, a Fund could lose all or part of the benefit it would otherwise have realized from the transaction, including the ability to sell securities it holds at a price above the current market price or to purchase a security from another party at a price below the current market price.

Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, a Fund could experience delays and might not be able to trade or exercise options or futures purchased through that broker or clearing member. In addition, a Fund could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves.


Foreign Futures and Options


Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from customers for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges.

In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.


Short Sales Against the Box


The Funds may effect short sales, but only if such transactions are short sale transactions known as short sales "against the box". A short sale is a transaction in which a Fund sells a security it does not own by borrowing it from a broker, and consequently becomes obligated to replace that security. A short sale against the box is a short sale where a Fund owns the security sold short or has an immediate and unconditional right to acquire that security without additional cash consideration upon conversion, exercise or exchange of options with respect to securities held in its portfolio. The effect of selling a security short against the box is to insulate that security against any future gain or loss.

Foreign Currency Exchange-Related Securities and Foreign Currency Transactions

Foreign Currency Warrants. Foreign currency warrants are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars). The cash amount is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.

Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk that, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges.

Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined. During this time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.

The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently. This would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.

The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies.

Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Foreign Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

A Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. A Fund's use of such contracts would include, but not be limited to, the following:

     . When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     . When a Fund determines that one currency may experience a substantial movement against another currency, including the U.S. dollar, a Fund may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency.

Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Under normal circumstances, currency risk will be considered when deciding whether to buy or sell a security and as part of the overall diversification strategies. However, Thrivent Investment Mgt. and Price International believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

A Fund may enter into forward contracts for any other purpose consistent with the Fund's investment objective and program. However, a Fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Fund's holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the Fund may net offsetting positions.

At the maturity of a forward contract, a Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

A Fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Funds reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Funds are not required to enter into forward contracts with regard to foreign currency-denominated securities and will not do so unless deemed appropriate. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might result from an increase in the value of that currency.

Although a Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Principal Exchange Rate Linked Securities. Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar. "Reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.

Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).

Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance Indexed Paper. Performance indexed paper is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation. Generally, the guaranteed minimum rate of return is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper. In addition, both the minimum and maximum rates of return on the investment generally correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Other Investment Companies

Each Fund may invest in securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, which represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses which would result in the Fund paying its proportionate share. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. None of the Funds will invest in other investment companies for the purpose of gaining control of the investment company. The extent to which a Fund can invest in other investment companies is limited by federal securities laws.

Exchange Traded Funds (ETFs)

ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Each Fund could purchase shares in an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning shares in an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Passive Foreign Investment Companies (All Funds except Thrivent Money Market
Fund)

Each Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the trust's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the Funds hold their investments. In addition, the Funds may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the Funds intend to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The Funds will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.


Disclosure of Portfolio Holdings

The Trust has adopted, on behalf of the Funds, policies and procedures relating to disclosure of the Funds' portfolio securities. The policies and procedures relating to disclosure of the Funds' portfolio securities are designed to allow disclosure of portfolio holdings information where necessary to the operation of the Funds or useful to the Funds' shareholders without compromising the integrity or performance of the Funds. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds and their shareholders) are met, the Funds do not provide or permit others to provide information about a Fund's portfolio holdings on a selective basis.

The Funds include portfolio holdings information as required in regulatory filings and shareholder reports, disclose portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, Thrivent Financial may post portfolio holdings information on its website (www.Thrivent.com). For each portfolio security, the posted information includes its name, the number of shares held by a Fund, the market value of the Fund's holdings, and the percentage of the Fund's assets represented by each industry sector. The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.

Thrivent Investment Mgt. may distribute or authorize the distribution of information about a Fund's portfolio holdings that is not publicly available, on the website or otherwise, to its employees and affiliates that provide services to the Fund. Thrivent Investment Mgt. may also distribute or authorize distribution of information about a Fund's portfolio holdings that is not publicly available to the Fund's service providers who require access to the information in order to fulfill their contractual duties relating to the Funds, including, without limitation, the custodian, fund accountant, transfer agent, auditor, proxy voting service provider, pricing service, securities lending agent, subadvisers, publisher, printer and mailing agent, or to facilitate the review of the Funds by rating agencies. In addition, the Fund may provide early disclosure of portfolio holdings information to certain other parties, such as third-party consultants advising qualified plans or the Adviser. A Fund may also disclose portfolio holdings information to broker/dealers and certain other entities in order to assist the Fund with potential transactions and management of the Fund.

Information may be disclosed with any frequency and any time lag, as appropriate. Thrivent does not expect to disclose information about a Fund's portfolio holdings that is not publicly available to the Fund's individual or institutional investors or to intermediaries that distribute the Fund's shares

Before any non-public disclosure of information about a Fund's portfolio holdings is permitted, however, the Trust's Chief Compliance Officer or a designated attorney in Thrivent Financial's Securities Law Department must determine that the Fund has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Fund's shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. Under no circumstances may the Trust, Thrivent Investment Mgt. or their affiliates receive any consideration or compensation for disclosing the information.

In accordance with these policies and procedures, the Funds have ongoing arrangements to provide the Funds' portfolio holding information to State Street Bank and Trust Company (custodian and securities lending agent) at the end of each day, to Lipper, Bloomberg, Vickers Stock Research Corporation, Thompson Financial, Standards & Poors and the Funds' subadvisers (limited to the portion of the portfolios managed by the subadviser) on a monthly basis one day after the end of the month, to Morningstar, Inc. on a monthly basis 60 days after the end of the month, and to Callan Associates on a quarterly basis one day after the end of the quarter.

As part of the annual review of the compliance policies and procedures of the Funds, the Chief Compliance Officer will discuss the operation and effectiveness of this policy and any changes to the Policy that have been made or recommended with the Board.


Investment Limitations

The fundamental investment restrictions for the Funds are set forth below. These fundamental investment restrictions may not be changed by a Fund except by the affirmative vote of a majority of the outstanding voting securities of that Fund as defined in the Investment Company Act of 1940. (Under the Investment Company Act of 1940, a "vote of the majority of the outstanding voting securities" means the vote, at a meeting of security holders duly called, (i) of 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) of more than 50% of the outstanding voting securities, whichever is less (a "1940 Act Majority Vote").) Under these restrictions, with respect to each Fund:

     1. None of the Funds may borrow money, except that a Fund may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Fund's total assets immediately after the time of such borrowing.

     2. None of the Funds may issue senior securities, except as permitted under the Investment Company Act of 1940 or any exemptive order or rule issued by the Securities and Exchange Commission.

     3. None of the Funds, will, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

     4. None of the Funds may buy or sell real estate, except that any Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interest therein,
          (iii) invest in mortgage-related securities and other securities that are secured by real estate or interest therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

     5. None of the Funds may purchase or sell commodities or commodity contracts, except that any Fund may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

     6. None of the Funds may make loans, except that any Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and
          (iv) participate in an interfund lending program with other registered investment companies.

     7. None of the Funds will underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities; with investments in other investment companies; and with loans that a Fund may make pursuant to its fundamental investment restriction on lending.

     8. None of the Funds will purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that this restriction does not apply to Government Securities (as such term is defined in the Investment Company Act of 1940). In addition, with respect to the Thrivent Money Market Fund, this restriction does not apply to instruments issued by domestic banks.

The following nonfundamental investment restriction may be changed without shareholder approval. Under this restriction:

     1. None of the Funds will purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Fund's total assets are outstanding. The Funds intend to limit borrowings to amounts borrowed from a bank, reverse repurchase agreements (insofar as they are considered borrowings), or an interfund lending agreement.

     2. The fundamental investment restriction with respect to industry concentration (number 8 above) will be applied pursuant to SEC policy at 25% (instead of "more than 25%") of a Fund's total assets.

     3. The fundamental investment restriction with respect to diversification (number 3 above) will be applied so securities issued by U.S. Government agencies, instrumentalities, or authorities will be eligible for the exception only if those securities qualify as a "Government Security" under the 1940 Act.

     4. The exception for exemptive orders in the fundamental investment restriction with respect to senior securities (number 2 above) will be applied only for exemptive orders issued to the Funds.

The Trust has applied for an exemptive order from the SEC which would allow the Funds to engage in an interfund lending program. In an interfund lending arrangement, the Funds directly lend to and borrow money from each other for temporary purposes. This arrangement allows the borrowing Funds to borrow at a lower interest rate than banks offer, allows lending Funds to earn extra income, and reduces the need for bank lines of credit. Section 17(a) of the 1940 Act makes it unlawful for an affiliated person of a registered investment company, and underwriter, or a promoter (or any affiliated person thereof), acting as principal, to engage in "self-dealing," i.e., knowingly sell any security (other than securities the buyer or seller issues) or other property to the company or to buy any security (other than securities the investment company issues) or other property from the company. Because an interfund lending arrangement raises issues under Section 17(a), along with other sections of the 1940 Act, its use requires an order for exemptive relief from the Securities and Exchange Commission. The Funds' interfund lending arrangement is designed to ensure that each Fund has an equal opportunity to borrow and lend on equal terms consistent with its investment policies and limitations.

Section 18(g) of the 1940 Act defines a "senior security" as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness. Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300% and provided further that, in the event that such asset coverage falls below 300%, the investment company will, within 3 days (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The SEC staff has taken the position that a fund may engage in certain leveraged transactions, such as short sales and financial futures contracts, without violating Section 18(f)(1) if it segregates fund assets.

MANAGEMENT OF THE FUNDS

Board of Trustees and Executive Officers


The Board of Trustees is responsible for the management and supervision of the Funds' business affairs and for exercising all powers except those reserved to the shareholders. Each Trustee oversees each of 24 series of the Trust and also serves as:

..    Director of Thrivent Series Fund, Inc., a registered investment company consisting of 26 Portfolios that serve as underlying funds for variable contracts issued by Thrivent Financial for Lutherans ("Thrivent Financial") and Thrivent Life Insurance Company ("TLIC") and investment options in the retirement plan offered by Thrivent Financial

..    Trustee of Thrivent Financial Securities Lending Trust, a registered investment company consisting of one Portfolio that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.






The Statement of Information includes additional information about the Trustees and is available, without charge, by calling 1-800-847-4836.


Interested Trustee/(1)/


-------------------------------------------------------------------------------------------------------------------------
                                              Number of
                                            Portfolios in
                            Position with       Fund
                              Trust and        Complex                                                        Other
                              Length of      Overseen by        Principal Occupation During the        Directorships Held
Name, Address and Age        Service/(2)/      Trustee                   Past 5 Years                      by Trustee
-------------------------------------------------------------------------------------------------------------------------
Pamela J. Moret             President             51        Executive Vice President, Marketing and   Director, Lutheran
625 Fourth Avenue South     since 2002                      Products, Thrivent Financial since        World Relief;
Minneapolis, MN             and Trustee                     2002; Senior Vice President, Products,    Director, Minnesota
Age 48                      since 2004                      American Express Financial Advisors       Public Radio
                                                            from 2000 to 2001; Vice President,
                                                            Variable Assets, American Express
                                                            Financial Advisors from 1996 to 2000
-------------------------------------------------------------------------------------------------------------------------

Independent Trustees/(3)/


-------------------------------------------------------------------------------------------------------------------------
                                              Number of
                                            Portfolios in
                            Position with       Fund
                              Trust and        Complex                                                        Other
                              Length of      Overseen by        Principal Occupation During the        Directorships Held
  Name, Address and Age      Service/(2)/      Trustee                   Past 5 Years                      by Trustee
-------------------------------------------------------------------------------------------------------------------------
F. Gregory Campbell         Trustee since         51        President, Carthage College               Director, National
625 Fourth Avenue South     1992                                                                      Association of
Minneapolis, MN                                                                                       Independent
Age 65                                                                                                Colleges and
                                                                                                      Universities,
                                                                                                      Director, Johnson
                                                                                                      Family Funds, Inc.,
                                                                                                      an investment
                                                                                                      company consisting
                                                                                                      of four portfolios;
                                                                                                      Director, Kenosha
                                                                                                      Hospital and
                                                                                                      Medical Center
                                                                                                      Board; Prairie
                                                                                                      School Board;
                                                                                                      United Health
                                                                                                      Systems Board
-------------------------------------------------------------------------------------------------------------------------
Herbert F. Eggerding, Jr.   Lead Trustee          51        Management consultant to several          None
625 Fourth Avenue South     since 2003                      privately owned companies
Minneapolis, MN
Age 67
-------------------------------------------------------------------------------------------------------------------------
Noel K. Estenson            Trustee since         51        Retired; previously President and Chief   None
625 Fourth Avenue South     2004                            Executive Officer, CenexHarvestStates
Minneapolis, MN                                             (farm supply and marketing and food
Age 66                                                      business)
-------------------------------------------------------------------------------------------------------------------------
Richard L. Gady             Trustee since         51        Retired; previously Vice President,       Director,
625 Fourth Avenue South     1987                            Public Affairs and Chief Economist,       International
Minneapolis, MN                                             Conagra, Inc. (agribusiness)              Agricultural
Age 61                                                                                                Marketing
                                                                                                      Association
-------------------------------------------------------------------------------------------------------------------------
Richard A. Hauser           Trustee since         51        President, National Legal Center for      Director, The
625 Fourth Avenue South     2004                            the Public Interest, since 2004;          Washington Hospital
Minneapolis, MN                                             General Counsel, U.S. Department of       Center
Age 61                                                      Housing and Urban Development,
                                                            2001-2004; Partner, Baker & Hosteller,
                                                            1986-2001
-------------------------------------------------------------------------------------------------------------------------
Connie M. Levi              Trustee since         51        Retired                                   Director, Norstan,
625 Fourth Avenue South     2004                                                                      Inc.
Minneapolis, MN
Age 65
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Edward W. Smeds             Chairman and          51        Retired                                   Chairman of
625 Fourth Avenue South     Trustee since                                                             Carthage College
Minneapolis, MN             1999                                                                      Board
Age 68
-------------------------------------------------------------------------------------------------------------------------



Executive Officers



----------------------------------------------------------------------------------------------------------------
                             Position with Trust and
  Name, Address and Age       Length of Service/(2)/         Principal Occupation During the Past 5 Years
----------------------------------------------------------------------------------------------------------------
Pamela J. Moret             President since 2002        Executive Vice President, Marketing and Products,
625 Fourth Avenue South                                 Thrivent Financial since 2002; Senior Vice President,
Minneapolis, MN                                         Products, American Express Financial Advisors from 2000
Age 48                                                  to 2001; Vice President, Variable Assets, American
                                                        Express Financial Advisors from 1996 to 2000
----------------------------------------------------------------------------------------------------------------
James E. Nelson             Secretary since 2003        Vice President, Securities Law, Thrivent Financial since
625 Fourth Avenue South                                 2001; Counsel and head of Insurance Practice Group, Law
Minneapolis, MN                                         Division of ING ReliaStar (formerly ReliaStar Financial
Age 44                                                  Corp.) from 1998 to 2001
----------------------------------------------------------------------------------------------------------------
Katie S. Kloster            Vice President and Chief    Vice President and Rule 38a-1 Chief Compliance Officer
625 Fourth Avenue South     Compliance Officer since    since 2004 previously Vice President and Comptroller of
Minneapolis, MN             2004                        Thrivent Financial
Age 39
----------------------------------------------------------------------------------------------------------------
Randall L. Boushek          Treasurer since 2004        Chief Financial Officer, Thrivent Financial
625 Fourth Avenue South
Minneapolis, MN
Age 47
----------------------------------------------------------------------------------------------------------------
Russell W. Swansen          Vice President since 2004   Chief Investment Officer, Thrivent Financial, since
625 Fourth Avenue South                                 2004; Managing Director, Colonnade Advisors, LLC, from
Minneapolis, MN                                         2001 to 2003, President and Chief Investment Officer of
Age 47                                                  PPM American from 1999 to 2000
----------------------------------------------------------------------------------------------------------------
Nikki L. Sorum              Vice President since 2004   Senior Vice President, Business Development, Thrivent
625 Fourth Avenue South                                 Financial
Minneapolis, MN
Age 43
----------------------------------------------------------------------------------------------------------------
Frederick P. Johnson        Vice President since 2003   Vice President, Investment Operations, Thrivent
625 Fourth Avenue South                                 Financial
Minneapolis, MN
Age 42
----------------------------------------------------------------------------------------------------------------
Marnie L. Loomans-Thuecks   Vice President since 2004   Vice President, Customer Interaction Department,
4321 North Ballard Road                                 Thrivent Financial
Appleton, WI
Age 41
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Thomas R Mischka            Vice President and          Vice President of Divisional Support Services, Thrivent
4321 North Ballard Road     Anti-Money Laundering       Financial
Appleton, WI                Officer since 2003
Age 45
----------------------------------------------------------------------------------------------------------------
Kenneth L. Kirchner         Assistant Vice President    Director, Transfer Agency Operations, Thrivent Financial
4321 North Ballard Road     and Assistant Secretary
Appleton, WI                since 2004
Age 38
----------------------------------------------------------------------------------------------------------------
Sandra A. Diedrick          Assistant Vice President    Director, Interaction Center, Thrivent Financial
4321 North Ballard Road     and Assistant Secretary
Appleton, WI                since 2004
Age 44
----------------------------------------------------------------------------------------------------------------
David R. Spangler           Assistant Vice President    Director, of Investment Product Management, Thrivent
625 Fourth Avenue South     since 2004                  Financial since 2002; Vice President-Product
Minneapolis, MN                                         Development, Wells Fargo Bank-Funds Management Group,
Age 38                                                  from 2000 to 2002; Analyst, MCSI, Inc., 2000; Vice
                                                        President-Product Development, US Bank-First American
                                                        Funds, 1997 to 2000
----------------------------------------------------------------------------------------------------------------
John C. Bjork               Assistant Secretary since   Senior Counsel, Thrivent Financial
625 Fourth Avenue South     2003
Minneapolis, MN
Age 51
----------------------------------------------------------------------------------------------------------------
Marlene J. Nogle            Assistant Secretary since   Senior Counsel, Thrivent Financial
625 Fourth Avenue South     2003
Minneapolis, MN
Age 57
----------------------------------------------------------------------------------------------------------------
Todd J. Kelly               Assistant Treasurer since   Director, Fund Accounting Operations, Thrivent
222 West College Avenue     1999                        Financial
Appleton, WI
Age 35
----------------------------------------------------------------------------------------------------------------
Gerard V. Vaillancourt      Assistant Treasurer since   Director, Fund Accounting Administration, Thrivent
625 Fourth Avenue South     2002                        Financial since 2002; Manager--Portfolio Compliance,
Minneapolis, MN                                         Lutheran Brotherhood from 2001 to 2002; Manager--Fund
Age 37                                                  Accounting, Minnesota Life from 2000 to 2001;
                                                        Supervisor--Securities Accounting, Lutheran Brotherhood
                                                        from 1998 to 2000
----------------------------------------------------------------------------------------------------------------


/(1)/"Interested person" of the Trust as defined in the Investment Company Act of 1940 by virtue of positions with Thrivent Financial. Ms. Moret is considered an interested person because of her principal occupation with Thrivent Financial.
/(2)/Each Trustee serves an indefinite term until her or his successor is duly elected and qualified. The bylaws of the Trust provide that each Trustee must retire at the end of the year in which the Trustee attains age 70. Officers serve at the discretion of the board until their successors are duly appointed and qualified.
/(3)/The Trustees other than Ms. Moret are not "interested persons" of the Trust and are referred to as "Independent Trustees."

Committees of the Board of Trustees


-------------------------------------------------------------------------------------------------------------------------
                                                                                                Meetings Held During Last
      Committee              Members/(1)/                           Function                         Fiscal Year/(2)/
-------------------------------------------------------------------------------------------------------------------------
Audit and Compliance   F. Gregory Campbell         The 1940 Act requires that the Trusts'       2
                       Herbert F. Eggerding, Jr.   independent auditors be selected by a
                       Noel K. Estenson            majority of those Trustees who are not
                       Richard L. Gady             "interested persons" (as defined in the
                       Richard A. Hauser           1940 Act) of the Trust. The Audit
                       Connie M. Levi              Committee is responsible for recommending
                       Edward W. Smeds             the engagement or retention of the Trust's
                                                   independent accountants, reviewing with
                                                   the independent accountants the plan and
                                                   the results of the auditing engagement,
                                                   approving professional services provided
                                                   by the independent accountants prior to
                                                   the performance of such services,
                                                   considering the range of audit and
                                                   non-audit fees, reviewing the independence
                                                   of the independent accountants, reviewing
                                                   the scope and results of procedures of
                                                   internal auditing and reviewing the system
                                                   of internal accounting control.
-------------------------------------------------------------------------------------------------------------------------
Contracts              F. Gregory Campbell         The function of the Contracts Committee is   2
                       Herbert F. Eggerding, Jr.   to assist the Board of Trustees in
                       Noel K. Estenson            fulfilling its duties with respect to the
                       Richard L. Gady             review and approval of contracts between
                       Richard A. Hauser           the Trust and other entities, including
                       Connie M. Levi              entering into new contracts and the
                       Edward W. Smeds             renewal of existing contracts. The
                                                   Contracts Committee considers investment
                                                   advisory, distribution, transfer agency,
                                                   administrative service and custodial
                                                   contracts, and such other contracts as the
                                                   Board of Trustees deems necessary or
                                                   appropriate for the continuation of
                                                   operations of each Fund.
-------------------------------------------------------------------------------------------------------------------------
Governance             F. Gregory Campbell         The Governance Committee assists the Board   3
                       Herbert F. Eggerding, Jr.   of Trustees in fulfilling its duties with
                       Noel K. Estenson            respect to the governance of the Trust,
                       Richard L. Gady             including recommendations regarding
                       Richard A. Hauser           evaluation of the Board of Trustees,
                       Connie M. Levi              compensation of the Trustees and
                       Edward W. Smeds             composition of the committees and the
                                                   Board's membership. The Governance
                                                   Committee makes recommendations regarding
                                                   nominations for Trustees and will consider
                                                   nominees suggested by shareholders sent to
                                                   the attention of the President of the
                                                   Trust.
-------------------------------------------------------------------------------------------------------------------------



/(1)/The Independent Trustees serve as members of each Committee.

/(2)/The Trust changed is fiscal year during 2004 from a fiscal year ending April 30 to a fiscal year ending October 31, so the number of meetings shown is for the six-month fiscal period ending October 31, 2004. The number of meetings held by each Committee during the fiscal year ending April 30, 2004 was as follows: Audit and Compliance-4; Contracts-4; and Governance-5.


Beneficial Interest in the Funds by Trustees


The following tables provide information as of December 31, 2004, regarding the dollar range of beneficial ownership by each Trustee in each series of the Fund. In addition, the amount shown in the last column reflects the aggregate amount of each Trustee's beneficial ownership in all registered investment companies within the investment company complex that are overseen by the Trustee.


Interested Trustee


-----------------------------------------------------------------------------------------------------------
                                                                                         Aggregate Dollar
                                                                                       Range of Beneficial
                                                                                         Ownership in All
                                                                                      Registered Investment
                                                                                      Companies Overseen by
                                                                                        the Trustee in the
                                                                                        Investment Company
   Name of Trustee      Dollar Range of Beneficial Ownership in the Funds                    Complex
-----------------------------------------------------------------------------------------------------------
Pamela J. Moret         Thrivent Technology Fund
                        Thrivent Partner Small Cap Value Fund
                        Thrivent Small Cap Stock Fund
                        Thrivent Small Cap Index Fund
                        Thrivent Mid Cap Growth Fund
                        Thrivent Mid Cap Stock Fund
                        Thrivent Mid Cap Index Fund
                        Thrivent Mid Cap Index Fund - I
                        Thrivent Partner International Stock Fund
                        Thrivent Large Cap Growth Fund
                        Thrivent Large Cap Stock Fund
                        Thrivent Partner Small Cap Value Fund
                        Thrivent Large Cap Index Fund
                        Thrivent Large Cap Index Fund - I
                        Thrivent Large Cap Value Fund
                        Thrivent Balanced Fund
                        Thrivent High Yield Fund
                        Thrivent High Yield Fund II
                        Thrivent Municipal Bond Fund
                        Thrivent Income Fund
                        Thrivent Core Bond Fund
                        Thrivent Limited Maturity Bond Fund
                        Thrivent Bond Index Fund - I
                        Thrivent Money Market Fund
-----------------------------------------------------------------------------------------------------------

Independent Trustees


-----------------------------------------------------------------------------------------------------------
                                                                                         Aggregate Dollar
                                                                                       Range of Beneficial
                                                                                         Ownership in All
                                                                                      Registered Investment
                                                                                      Companies Overseen by
                                                                                        the Trustee in the
                                                                                        Investment Company
Name of Trustee         Dollar Range of Beneficial Ownership in the Funds                    Complex
-----------------------------------------------------------------------------------------------------------
F. Gregory Campbell     Thrivent Technology Fund
                        Thrivent Partner Small Cap Value Fund
                        Thrivent Small Cap Stock Fund
                        Thrivent Small Cap Index Fund
                        Thrivent Mid Cap Growth Fund
                        Thrivent Mid Cap Stock Fund
                        Thrivent Mid Cap Index Fund
                        Thrivent Mid Cap Index Fund - I
                        Thrivent Partner International Stock Fund
                        Thrivent Large Cap Growth Fund
                        Thrivent Large Cap Stock Fund
                        Thrivent Large Cap Value Fund
                        Thrivent Large Cap Index Fund
                        Thrivent Large Cap Index Fund - I
                        Thrivent Balanced Fund
                        Thrivent High Yield Fund
                        Thrivent High Yield Fund II
                        Thrivent Municipal Bond Fund
                        Thrivent Income Fund
                        Thrivent Core Bond Fund
                        Thrivent Limited Maturity Bond Fund
                        Thrivent Bond Index Fund - I
                        Thrivent Money Market Fund
-----------------------------------------------------------------------------------------------------------
Herbert F. Eggerding,   Thrivent Technology Fund
Jr.                     Thrivent Partner Small Cap Value Fund
                        Thrivent Small Cap Stock Fund
                        Thrivent Small Cap Index Fund
                        Thrivent Mid Cap Growth Fund
                        Thrivent Mid Cap Stock Fund
                        Thrivent Mid Cap Index Fund
                        Thrivent Mid Cap Index Fund - I
                        Thrivent Partner International Stock Fund
                        Thrivent Large Cap Growth Fund
                        Thrivent Large Cap Stock Fund
                        Thrivent Large Cap Value Fund
                        Thrivent Large Cap Index Fund
                        Thrivent Large Cap Index Fund - I
                        Thrivent Balanced Fund
                        Thrivent High Yield Fund
                        Thrivent High Yield Fund II
                        Thrivent Municipal Bond Fund
                        Thrivent Income Fund
                        Thrivent Core Bond Fund
                        Thrivent Limited Maturity Bond Fund
                        Thrivent Bond Index Fund - I
                        Thrivent Money Market Fund
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Noel K. Estenson        Thrivent Technology Fund
                        Thrivent Partner Small Cap Value Fund
                        Thrivent Small Cap Stock Fund
                        Thrivent Small Cap Index Fund
                        Thrivent Mid Cap Growth Fund
                        Thrivent Mid Cap Stock Fund
                        Thrivent Mid Cap Index Fund
                        Thrivent Mid Cap Index Fund - I
                        Thrivent Partner International Stock Fund
                        Thrivent Large Cap Growth Fund
                        Thrivent Large Cap Stock Fund
                        Thrivent Large Cap Value Fund
                        Thrivent Large Cap Index Fund
                        Thrivent Large Cap Index Fund - I
                        Thrivent Balanced Fund
                        Thrivent High Yield Fund
                        Thrivent High Yield Fund II
                        Thrivent Municipal Bond Fund
                        Thrivent Income Fund
                        Thrivent Core Bond Fund
                        Thrivent Limited Maturity Bond Fund
                        Thrivent Bond Index Fund - I
                        Thrivent Money Market Fund
-----------------------------------------------------------------------------------------------------------
Richard L. Gady         Thrivent Technology Fund
                        Thrivent Partner Small Cap Value Fund
                        Thrivent Small Cap Stock Fund
                        Thrivent Small Cap Index Fund
                        Thrivent Mid Cap Growth Fund
                        Thrivent Mid Cap Stock Fund
                        Thrivent Mid Cap Index Fund
                        Thrivent Mid Cap Index Fund - I
                        Thrivent Partner International Stock Fund
                        Thrivent Large Cap Growth Fund
                        Thrivent Large Cap Stock Fund
                        Thrivent Large Cap Value Fund
                        Thrivent Large Cap Index Fund
                        Thrivent Large Cap Index Fund - I
                        Thrivent Balanced Fund
                        Thrivent High Yield Fund
                        Thrivent High Yield Fund II
                        Thrivent Municipal Bond Fund
                        Thrivent Income Fund
                        Thrivent Core Bond Fund
                        Thrivent Limited Maturity Bond Fund
                        Thrivent Bond Index Fund - I
                        Thrivent Money Market Fund
-----------------------------------------------------------------------------------------------------------
Richard A. Hauser       Thrivent Technology Fund
                        Thrivent Partner Small Cap Value Fund
                        Thrivent Small Cap Stock Fund
                        Thrivent Small Cap Index Fund
                        Thrivent Mid Cap Growth Fund
                        Thrivent Mid Cap Stock Fund
                        Thrivent Mid Cap Index Fund
                        Thrivent Mid Cap Index Fund - I
                        Thrivent Partner International Stock Fund
                        Thrivent Large Cap Growth Fund
                        Thrivent Large Cap Stock Fund
                        Thrivent Large Cap Value Fund
                        Thrivent Large Cap Index Fund
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                        Thrivent Large Cap Index Fund - I
                        Thrivent Balanced Fund
                        Thrivent High Yield Fund
                        Thrivent High Yield Fund II
                        Thrivent Municipal Bond Fund
                        Thrivent Income Fund
                        Thrivent Core Bond Fund
                        Thrivent Limited Maturity Bond Fund
                        Thrivent Bond Index Fund - I
                        Thrivent Money Market Fund
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Connie M. Levi          Thrivent Technology Fund
                        Thrivent Partner Small Cap Value Fund
                        Thrivent Small Cap Stock Fund
                        Thrivent Small Cap Index Fund
                        Thrivent Mid Cap Growth Fund
                        Thrivent Mid Cap Stock Fund
                        Thrivent Mid Cap Index Fund
                        Thrivent Mid Cap Index Fund - I
                        Thrivent Partner International Stock Fund
                        Thrivent Large Cap Growth Fund
                        Thrivent Large Cap Stock Fund
                        Thrivent Large Cap Value Fund
                        Thrivent Large Cap Index Fund
                        Thrivent Large Cap Index Fund - I
                        Thrivent Balanced Fund
                        Thrivent High Yield Fund
                        Thrivent High Yield Fund II
                        Thrivent Municipal Bond Fund
                        Thrivent Income Fund
                        Thrivent Core Bond Fund
                        Thrivent Limited Maturity Bond Fund
                        Thrivent Bond Index Fund - I
                        Thrivent Money Market Fund
-----------------------------------------------------------------------------------------------------------
Edward W. Smeds         Thrivent Technology Fund
                        Thrivent Partner Small Cap Value Fund
                        Thrivent Small Cap Stock Fund
                        Thrivent Small Cap Index Fund
                        Thrivent Mid Cap Growth Fund
                        Thrivent Mid Cap Stock Fund
                        Thrivent Mid Cap Index Fund
                        Thrivent Mid Cap Index Fund - I
                        Thrivent Partner International Stock Fund
                        Thrivent Large Cap Growth Fund
                        Thrivent Large Cap Stock Fund
                        Thrivent Large Cap Value Fund
                        Thrivent Large Cap Index Fund
                        Thrivent Large Cap Index Fund - I
                        Thrivent Balanced Fund
                        Thrivent High Yield Fund
                        Thrivent High Yield Fund II
                        Thrivent Municipal Bond Fund
                        Thrivent Income Fund
                        Thrivent Core Bond Fund
                        Thrivent Limited Maturity Bond Fund
                        Thrivent Bond Index Fund - I
                        Thrivent Money Market Fund
-----------------------------------------------------------------------------------------------------------

Compensation of Trustees


The Trust makes no payments to any of its officers for services performed for the Trust. The Independent Trustees are paid an annual compensation of $80,000 to attend meetings of the Board of Trustees of the Trust, the Board of Directors of Thrivent Series Fund, Inc., and the Board of Trustees of Thrivent Financial Securities Lending Trust. The Chairman and the "lead" Trustee are compensated an additional $10,000 per year for each such position. Independent Trustees are reimbursed by the Trust for any expenses they may incur by reason of attending Board meetings or in connection with other services they may perform in connection with their duties as Trustees of the Trust. The Trustees receive no pension or retirement benefits in connection with their service to the Trust.

The following tables provide the amounts of compensation paid to the Trustees (other than Mr. Hauser, who was elected as a Trustee on November 8, 2004) either directly or in the form of payments made into a deferred compensation plan for the fiscal year ended April 30, 2004 and the fiscal period ending October 31, 2004:



-------------------------------------------------------------------------
                                                      Total Compensation
                                  Aggregate          Paid by Fund and the
                              Compensation from       Investment Company
           Name,              Trust for One Year     Complex for One Year
         Position           Ending April 30, 2004   Ending April 30, 2004
-------------------------------------------------------------------------
Pamela J. Moret/1/
Trustee                            $     0                 $     0
-------------------------------------------------------------------------
F. Gregory Campbell
Trustee                            $49,100                 $65,000
-------------------------------------------------------------------------
Herbert F. Eggerding, Jr.
Lead Trustee                       $24,500                 $67,500
-------------------------------------------------------------------------
Noel K. Estenson/2/
Trustee                            $     0                 $65,000
-------------------------------------------------------------------------
Richard L. Gady/2/
Trustee                            $49,100                 $65,000
-------------------------------------------------------------------------
Connie M. Levi
Trustee                            $     0                 $65,000
-------------------------------------------------------------------------
Edward W. Smeds/2/
Chairman and Trustee               $50,988                 $67,500
-------------------------------------------------------------------------



-----------------------------------------------------------------------------
                                                         Total Compensation
                                    Aggregate           Paid by Fund and the
                               Compensation from         Investment Company
           Name,              Trust for Six Months     Complex for Six Months
         Position           Ending October 31, 2004   Ending October 31, 2004
-----------------------------------------------------------------------------
Pamela J. Moret/1/
Trustee                                $0                        $0
-----------------------------------------------------------------------------
F. Gregory Campbell
Trustee
-----------------------------------------------------------------------------
Herbert F. Eggerding, Jr.
Lead Trustee
-----------------------------------------------------------------------------
Noel K. Estenson/2/
Trustee
-----------------------------------------------------------------------------
Richard L. Gady/2/
Trustee
-----------------------------------------------------------------------------
Connie M. Levi
Trustee
-----------------------------------------------------------------------------
Edward W. Smeds/2/
Chairman and Trustee
-----------------------------------------------------------------------------

/(1)/"Interested person" of the Fund as defined in the Investment Company Act of 1940.


/(2)/The Trust has adopted a deferred compensation plan for the benefit of the disinterested Trustees of the Trust who wish to defer receipt of a percentage of eligible compensation which they otherwise are entitled to receive from the Trust. Compensation deferred is invested in Thrivent Mutual Funds, the allocation of which is determined by the individual Trustee. As of October 31, 2004, the total amount of deferred compensation payable to Mr. Estenson was
$     , the total amount of deferred compensation payable to Mr. Gady was
 -----
$       , and the total amount of deferred compensation payable to Mr. Smeds was
 -------
$       .
 -------


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons


As of December 1, 2004, no one was considered a control person of the Funds. A control person is one who has beneficial interest in more than 25% of the voting securities of a Fund or one who asserts or is adjudicated to have control of a Fund.


Principal Holders


As of December 1, 2004, the following were principal holders of a Fund's securities (as reflected by amounts owned in the predecessor Funds). Principal holders are those who own (either of record or beneficially) 5% or more of a Class of a Fund's outstanding securities:

----------------------------------------------------------------------------------------------------------
Name                               Fund                                                      Percent Owned
----------------------------------------------------------------------------------------------------------
Thrivent Financial for Lutherans   Thrivent Large Cap Growth Fund - Institutional Class          73.04%
(including its wholly-owned        Thrivent Bond Fund - Institutional Class                       6.83%
subsidiary companies)              Thrivent Large Cap Value Fund - Institutional Class           14.75%
625 Fourth Avenue South            Thrivent Partner Intl. Stock Fund - Institutional Class        8.70%
Minneapolis, MN  55415             Thrivent Small Cap Stock Fund - Institutional Class           16.21%
                                   Thrivent Partner High Yield Fund - Institutional Class        37.05%
                                   Thrivent Technology Fund - Institutional Class                95.21%
                                   Thrivent Partner Small Cap Value Fund - Institutional
                                   Class                                                         32.30%
                                   thrivent Limited Maturity Bond Fund - Institutional
                                   Class                                                         58.66%
----------------------------------------------------------------------------------------------------------
Metro Chicago Synod of ELCA        Thrivent Large Cap Growth Fund - Institutional Class           6.07%
1420 West Dickens Avenue
Chicago, IL 60614-3004
----------------------------------------------------------------------------------------------------------
Thrivent Financial Bank            Thrivent Money Market Fund - Class B                           9.24%
Custodian Thomas R. Johnson IRA
38121 Broncho Road
Wallis, TX 77485-9453
----------------------------------------------------------------------------------------------------------
Thrivent Mutual Funds              Thrivent Money Market Fund - Institutional Class              69.69%
625 Fourth Avenue South
Minneapolis, MN  55415
----------------------------------------------------------------------------------------------------------
Mitra & Co.                        Thrivent Mid Cap Stock Fund - Institutional Class             73.59%
M & I Trust Company                Thrivent Balanced Fund - Institutional Class                  95.73%
1000 N Water Street FL             Thrivent Bond Index Fund - Institutional Class                11.89%
Milwaukee, WI 53202-6648           Thrivent Bond Fund - Institutional Class                      27.74%
                                   Thrivent Large Cap Stock Fund - Institutional Class           51.56%
                                   Thrivent Large Cap Value Fund - Institutional Class           62.67%
                                   Thrivent Large Company Index Fund - Institutional Class       84.13%
                                   Thrivent Mid Cap Index Fund - Institutional Class             61.35%
                                   Thrivent Small Cap Value Fund - Institutional Class           64.20%
----------------------------------------------------------------------------------------------------------
Miter & Co.                        Thrivent Bond Index Fund  - Institutional Class               38.12%
Marshall & Ilsley Trust Com.       Thrivent Municipal Bond Fund - Institutional Class             8.87%
PO Box 2977                        Thrivent Core Bond Fund - Institutional Class                 19.51%
Milwaukee, WI 53201-2977           Thrivent High Yield Fund - Institutional Class                17.85%
                                   Thrivent Limited Maturity Bond Fund - Institutional            9.56%
                                   Class
----------------------------------------------------------------------------------------------------------
Lutheran Community Foundation      Thrivent Bond Index Fund  - Institutional Class               22.03%
625 4th Ave So #200                Thrivent Large Cap Stock Fund - Institutional Class           19.16%
Minneapolis, MN 55415-1624         Thrivent Partner Intl.  Stock Fund - Institutional            68.48%
                                   Class
                                   Thrivent Mid Cap Index Fund - Institutional Class             17.18%
                                   Thrivent Income Fund - Institutional Class                    50.74%
                                   Thrivent Mid Growth Fund - Institutional Class                68.61%
----------------------------------------------------------------------------------------------------------
WELS Foundation Inc.               Thrivent Bond Index Fund  - Institutional Class                9.02%
As Trustee For Charitable Trusts   Thrivent Core Bond Fund - Institutional Class                  7.15%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
M&I Trust Co                       Thrivent Partner High Yield Bond Fund - Institutional
1000 N Water Street FL 14          Class                                                         24.32%
Milwaukee, WI 55302-6648
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Maril & Co                         Thrivent Municipal  Bond Fund - Institutional Class           45.63%
Marshall & Ilsley Trust Company    Thrivent Core Bond Fund - Institutional Class                 17.45%
2929 N Mayfair Road                Thrivent Money Market Fund - Institutional Class               5.85%
Milwaukee, WI 53222-4301           Thrivent Partner Intl. Stock Fund - Institutional Class        7.99%
                                   Thrivent Small Cap Stock Fund - Institutional Class           10.74%
----------------------------------------------------------------------------------------------------------
Lutheran University Association    Thrivent Bond Index Fund  - Institutional Class                5.18%
DBA Valparaiso University
PO Box 2977
Milwaukee, WI 53201-2977
----------------------------------------------------------------------------------------------------------
Lutheran Brotherhood               Thrivent Limited Maturity Bond Fund Class B                   38.37%
C/O Securities Accounting
MS 1153
805 Whispering Wind
Georgetown, TX 78628-4999
----------------------------------------------------------------------------------------------------------
National City Bank Trust           Thrivent Small Cap Stock Fund - Institutional Class           40.03%
FBO Lutheran Foundation Inc.
2929 N Mayfair RD
Milwaukee, WI 53222-4301
----------------------------------------------------------------------------------------------------------
Kissinger Lutheran Church          Thrivent Partner High Yield Fund - Institutional Class        22.11%
715 Berkshire Blvd
2929 N Mayfair RD-4301
Milwaukee, WI 53201-4301
----------------------------------------------------------------------------------------------------------
David A. Binder,Trustee            Thrivent Partner High Yield Fund - Institutional Class         5.08%
Carole A. Binder Revocable Trust
Wyomissing, PA 19610-1257
----------------------------------------------------------------------------------------------------------
Charles F. Puckhaber               Thrivent Limited Maturity Bond Fund - Class B                  9.76%
Dana L. Puckhaber
Joint Owners
1852 Silver Leaf Drive
Loveland, CO 80538-4234
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Bethesda Lutheran Homes and        Thrivent Large Cap Growth Fund - Institutional Class          10.42%
Services                           Thrivent Mid Cap Growth Fund - Institutional Class             5.86%
700 Hoffman Drive
Minneapolis,
MN 55415-1624
----------------------------------------------------------------------------------------------------------
Calahan Family Partnership         Thrivent Municipal Bond Fund - Institutional Class            17.37%
C/O Julie Bauer
6314 Hillview Way
Missoula, MT 59803-3373
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Grace Lutheran Church              Thrivent Limited Maturity Bond Fund - Institutional
517 Queen Street                   Class                                                         5.19%
Lancaster, PA 17603-3097
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Holy Spirit Lutheran Church        Thrivent Limited Maturity Bond Fund - Institutional
421 Windsor Street                 Class                                                         5.21%
Reading, PA 19601-2119
----------------------------------------------------------------------------------------------------------


Management Ownership


As of December 1, 2004, the officers and Trustees as a group owned less than 1% of a Fund's share Class.


INVESTMENT ADVISORY SERVICES

Investment Adviser


The Funds' investment adviser, Thrivent Investment Mgt., was organized as a Delaware corporation on July 29, 1986. Thrivent Investment Mgt. is a wholly-owned subsidiary of Thrivent Financial Holdings, Inc., which, in turn, is a wholly-owned subsidiary of Thrivent Financial, a fraternal benefit society. The officers and directors of Thrivent Investment Mgt. who are affiliated with the Trust are set forth below under "Affiliated Persons".

Investment decisions for each of the Funds (except Thrivent Partner Small Cap Value Fund and Thrivent Partner International Stock Fund) are made by Thrivent Investment Mgt., subject to the overall direction of the Board of Trustees. Thrivent Investment Mgt. also provides investment research and supervision of each of the Funds' investments (except Thrivent Partner Small Cap Value Fund and Thrivent Partner International Stock Fund) and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of their assets.


Investment Subadvisers


Thrivent Investment Mgt. has engaged the following subadvisers for Partner Small Cap Value Fund and Thrivent Partner International Stock Fund. Investment decisions for those Funds are made by the subadvisers, subject to the overall direction of the Board of Trustees and Thrivent Investment Mgt.

Thrivent Partner Small Cap Value Fund

Investment decisions for Thrivent Partner Small Cap Value Fund are made by T. Rowe Price Associates, Inc. ("T. Rowe Price"), located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price has over 65 years of investment management experience and approximately $212 billion total assets under management as of September 30, 2004.

Thrivent Partner International Stock Fund

Investment decisions for Thrivent Partner International Stock Fund are made by Mercator Asset Management LP ("Mercator") and T. Rowe Price International, Inc. ("Price International"). Mercator is located at 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486, and was founded in 1984. Mercator manages international equity funds for institutional clients, including corporate and public retirement plans, endowments, and foundations. As of December 31, 2003, Mercator managed approximately $6.6 billion in assets including separate accounts, commingled funds and a mutual fund. Price International, an affiliate of T. Rowe Price Associates, Inc., is located at 100 East Pratt Street, Baltimore, Maryland 21202 to subadvise a portion of the Thrivent Partner International Stock Fund. Price International is one of the world's largest international mutual fund asset managers with the U.S. equivalent of approximately $22.2 billion as of September 30, 2004 in its offices in Baltimore, London, Tokyo, Singapore, Paris, Hong Kong and Buenos Aires.


Affiliated Persons

The following directors and officers of Thrivent Investment Mgt., the Funds' investment adviser, are affiliated with the Trust:


-------------------------------------------------------------------------------------------
                                                         Position with Thrivent
Affiliated Person        Position with Fund              Investment Mgt.
-------------------------------------------------------------------------------------------
Pamela J. Moret          President                       Senior Vice President
-------------------------------------------------------------------------------------------
Russell W. Swansen       Vice President                  Senior Vice President and Chief
                                                         Investment Officer
-------------------------------------------------------------------------------------------
James E. Nelson          Secretary                       Vice President and Assistant
                                                         Secretary
-------------------------------------------------------------------------------------------
Randall L. Boushek       Treasurer                       Senior Vice President
-------------------------------------------------------------------------------------------
Katie S. Kloster         Vice President and Chief        Vice President and Rule 206(4)-7
                         Compliance  Officer             Chief Compliance Officer and Chief
                                                         Financial Officer
-------------------------------------------------------------------------------------------
Nikki L. Sorum           Vice President                  Vice President
-------------------------------------------------------------------------------------------
Frederick P. Johnson     Vice President                  Vice President
-------------------------------------------------------------------------------------------
Marnie Loomans-Theucks   Vice President                  Vice President
-------------------------------------------------------------------------------------------
Thomas R. Mischka        Vice President and Anti-Money   Vice President
                         Laundering Officer
-------------------------------------------------------------------------------------------
John C. Bjork            Assistant Secretary             Assistant Secretary
-------------------------------------------------------------------------------------------
Marlene J. Nogle         Assistant Secretary             Assistant Secretary
-------------------------------------------------------------------------------------------


The Advisory and Subadvisory Agreements

The advisory agreement provides that Thrivent Investment Mgt. will provide overall investment supervision of the assets of each Fund. Thrivent Investment Mgt. furnishes and pays for all office space and facilities, equipment and clerical personnel necessary for carrying out the adviser's duties under the advisory agreement. The adviser also pays all compensation of Trustees, officers and employees of the Trust who are the adviser's affiliated persons. All costs and expenses not expressly assumed by the adviser under the advisory agreement are paid by the Funds, including, but not limited to: (a) interest and taxes;
(b) brokerage commissions; (c) insurance premiums; (d) compensation and expenses of the Funds' Trustees other than those affiliated with the adviser; (e) legal and audit expenses; (f) fees and expenses of the Trust's custodian and transfer agent; (g) expenses incident to the issuance of the Trust's shares, including stock certificates and issuance of shares on the payment of, or reinvestment of, dividends; (h) fees and expenses incident to the registration under Federal or state securities laws of the Trust or its shares; (i) expenses of preparing, printing and mailing reports and notices and proxy material to the Trust's shareholders; (j) all other expenses incidental to holding meetings of the Trust's shareholders; (k) dues or assessments of or contributions to the Investment Company Institute or its successor, or other industry organizations;
(l) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations that the Trust may have to indemnify its officers and Trustees with respect thereto; and (m) all expenses that the Trust agrees to bear in any distribution agreement or in any plan adopted by the Trust pursuant to Rule 12b-1 under the Act.

The advisory agreement and subadvisory agreements will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board of Trustees. The vote for approval must include the approval of a majority of the Trustees who are not interested persons (as defined in the Act). The advisory and subadvisory agreements terminate automatically upon assignment. The advisory agreement is also terminable at any time without penalty by the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Trust. With respect to a particular Fund, the advisory or subadvisory agreement, if any, is terminable at any time without penalty by the Board of Trustees or by the vote of a majority of the outstanding shares of such Fund. The adviser may terminate the agreement on 60 days written notice to the Trust.


Board Approval of Investment Advisory Agreement

At its meeting on November 9, 2004, the Board of Trustees, including the Independent Trustees, unanimously voted to reapprove the current investment advisory agreement ("Advisory Agreement") between the Funds and Thrivent Investment Mgt. (the "Adviser"). In connection with its reapproval of the Advisory Agreement, the Board considered the following factors:

1.   The nature, extent and quality of the services provided by the Adviser.
2.   The investment performance of the Fund and the Adviser.
3.   The costs of the services provided and profits realized by the Adviser.
4.   The extent to which economies of scale may be realized as the Funds grow.
5. Whether fee breakpoint levels reflect these economies of scale for the benefit of the Fund's shareholders.

In connection with the Advisory Agreement renewal process, during the meetings of the Contracts Committee of the Board (consisting of each of the Independent Trustees of the Board) on August 24 and November 9, 2004, the Contracts Committee reviewed information it had previously requested from Fund management addressing the factors listed above. This information included a report prepared by Lipper, Inc., which evaluated the advisory fees, the total operating expenses and the performance of each of the Funds in comparison to a peer group of comparable mutual funds; detailed information prepared by Fund management with respect to the costs of services provided to the Funds, fees charged, including effective advisory fees that take into account breakpoints, and profit realized by the Adviser and its affiliates that provide services to the Funds; information regarding the types of services furnished to the Funds, personnel providing the services, staff additions, systems improvements and plans for further hiring; and performance information prepared by management.

In addition, at these meeting and prior meetings, the Contracts Committee and the Board received reports on actions being taken to improve performance of certain of the Funds. The Contracts Committee was represented by independent counsel throughout these meetings and during a private session of the Independent Trustees to consider reapproval of the Advisory Agreement. The Contracts Committee also received a memorandum from independent counsel summarizing the responsibilities under the Investment Company Act in reviewing advisory contracts. The Contracts Committee's and the Board's consideration of the factors listed above and information provided to it is discussed below.

Nature, Extent and Quality of Services

At each of the quarterly meetings of the Funds during 2004, management presented information describing the services furnished to the Fund by the Adviser under the current Advisory Agreement and separate Administration and Accounting Services Agreements. During thse meetings, management reported on the investment management, portfolio trading and compliance functions provided to the Fund under the current Advisory Agreement. The Contracts Committee considered information relating to the investment experience and educational backgrounds of recently hired portfolio managers, research analysts and trading desk personnel.

The Board received reports at each of its quarterly meetings from the Funds' Chief Investment Officer and the directors of equity and fixed income investing. In addition, the Board noted that it had, over the past year, met with a majority of the Funds' portfolio managers, the head of the research area and the lead trader for equities, which gave the Board an opportunity to evaluate their abilities, experience, and the quality of service they provide to the Funds. The Board also considered the portfolio manager changes made during the first quarter of 2004, which were part of the Adviser's plan to address portfolio performance issues of several Funds in a proactive and decisive manner. Information was also presented to the Board describing the portfolio compliance functions performed by the Adviser, and the Adviser's oversight of subadvisers of the Fund. The Board considered the importance of the compliance and oversight functions to the successful operation of the Funds, and expressed satisfaction with the quality of service provided by the Adviser.

Management also reviewed with the Board its commitment to invest between $4 and $5 million to enhance its investment management capabilities. The hiring of a new Chief Investment Officer and recent portfolio manager, research analyst and trading desk personnel changes were highlighted as examples of the Adviser's commitment to the Funds. Additionally, management discussed current searches for additional portfolio managers, research analysts and trading desk personnel. Management also reviewed investments in systems technology to improve trading, portfolio compliance and investment reporting functions. The Board viewed these actions as a significant factor in approving the current advisory agreement as they demonstrated the Adviser's commitment to provide the Funds with quality service and competitive investment performance.

Management reviewed with the Contracts Committee and the Board the administrative and accounting services provided to the Funds under the Advisory, Administration and Accounting Services Agreements. These services include, among others, accounting, financial reporting, legal, compliance, record keeping and internal audit. The Board considered the necessity of these services for the continued successful operation of the Funds, and evaluated the quality of the services. As part of this review, the Board also generally considered the experience and skill levels of personnel providing these services. The Board concluded that the Adviser has provided a consistent, high level of quality service for these essential functions, which also was a significant factor in the Board's approval of the Advisory Agreement.

Investment Performance

The Contracts Committee requested and reviewed comparative performance information prepared by Lipper, Inc. ("Lipper"), which compared each of the Funds to comparable funds selected by Lipper. The reports showed that six of the twelve Funds with a five-year history had performance above their Lipper medians, seven of the twenty-two Funds with three-year histories had performance rankings above their medians and twelve of the twenty-three Funds have one-year performance at or above their Lipper medians. The Contracts Committee also reviewed year-to-date through September 30, 2004 performance information prepared by management comparing the Funds against their Lipper categories. The year-to-date information evidenced improved performance over that six-month period. The Contracts Committee and the Board noted that the improved performance coincided with portfolio management changes made by the Adviser over that period. Management also discussed with the Board its initiative to build competitive long-term performance track records, focussing on 3, 5 and 10 year performance. The Board considered the Fund's improving performance and the Adviser's initiative to build competitive performance as important factors in reapproving the Advisory Agreement. The Board concluded that the performance of the individual Funds was either satisfactory compared to an independently selected peer group of funds or that the Adviser had taken appropriate actions to improve Fund performance.

Cost of Services and Profitability to Adviser

The Contracts Committee reviewed the Adviser's Statement of Operations by Line of Business for the Nine Months ended September 30, 2004. The Board reviewed the comparative income, expense and profit margins of the business lines, noting that the pre tax profit margin for the Adviser reflected expenses incurred by the Adviser as part of its plan to reinvest approximately $4-$5 million in its advisory operations. The Board also noted the voluntary fee caps and reimbursements provided by the Advisor for several of the Funds. It also reviewed revenues and expenses of the Adviser relating to the accounting and administration services it provides to the Funds under separate agreements.

The Board also reviewed information prepared by Lipper, comparing each of the Fund's effective advisory fees (which take into account breakpoints) with advisory fees of their peer group funds. The data prepared by Lipper showed that all but one of the Funds have advisory fees below the Lipper peer group median. Additionally, 13 of the 23 Funds have the lowest advisory fees in their peer groups, while all but six of the Funds rank in the lowest priced quartile for their peer groups.

From its review of the Lipper data and expense and profit information provided by the Adviser, the Contracts Committee concluded that the profit earned by the Adviser for investment management, accounting and administrative services was reasonable in light of the fees charged and its commitment to make further investments in its investment management operations. The Contracts Committee also noted that the Lipper data compared the Funds' "effective advisory fees" (i.e., after fee waivers and reimbursements) with the "effective advisory fees" charged by their peers. The Contracts Committee concluded that the advisory fees charged to the Funds for the investment management services were reasonable, particularly in light of the Lipper comparative data.

Economies of Scale and Breakpoints

The Contracts Committees also reviewed information provided by the Adviser related to the breakpoints in the Advisory Agreement. The Adviser explained that its general goal with respect to breakpoints is that the effective advisory fee for each Fund should be at or below median effective advisory fee of its Lipper peer group. The data prepared by Lipper showed that 13 of the 23 Funds have the lowest advisory fees in their peer groups, while all but one of the Funds have advisory fees below the Lipper peer group median. The Adviser noted that it added breakpoints for eight of the Funds effective July 17, 2004, which resulted in an immediate reduction in the advisory fees for four of those Funds. The Contracts Committee noted that, while the Lipper data indicates that the Funds are priced competitively to their peer group, it requested the Adviser to provide further information at the next meeting of the Funds regarding the extent to which the breakpoint levels of the Funds reflect the economies of scale for the benefit of the Funds' shareholders.

Based on the factors discussed above, the Contracts Committee recommended continuation of the Advisory Agreement, and the Board, including all of the Independent Trustees, approved continuation of the Advisory Agreement with the Adviser.

Board Approval of Investment Subadvisory Agreements

On February 11, 2004, the Board of Trustees, including the Independent Trustees, unanimously voted to approve the current investment subadvisory agreements with respect to Thrivent Partner Small Cap Value Fund and Thrivent Partner International Stock Fund. In connection with its consideration of the current subadvisory agreement with T. Rowe Price with respect to Thrivent Partner Small Cap Value Fund, the Board of Trustees reviewed an in-person presentation by T. Rowe Price and information regarding the investment personnel and portfolio management approach of T. Rowe Price, the performance and style consistency of comparable funds managed by T. Rowe Price, and the subadvisory fee structure. In connection with its consideration of the current subadvisory agreements with Mercator and Price International with respect to Thrivent Partner International Stock Fund, the Board of Trustees reviewed an in-person presentation by Mercator regarding the investment personnel and portfolio management approach of Mercator, the performance and style consistency of Mercator in managing international portfolios, a due diligence report and performance information regarding Price International's management of Lutheran Brotherhood World Growth Fund, and information describing the effect of using a growth style manager and a value style manager for Thrivent Partner International Stock Fund. After reviewing all of these factors the Board of Trustees, including the Independent Trustees, unanimously approved the current investment subadvisory agreements for an initial two-year period.


Advisory Fees

The advisory contract between Thrivent Investment Mgt. and the Trust provides for the following advisory fees for each class of shares of a Fund, expressed as an annual rate of average daily net assets:


                            Thrivent Technology Fund


     0.75 of 1% of average daily net assets.


                      Thrivent Partner Small Cap Value Fund


     0.70 of 1% of the average daily net assets.

                          Thrivent Small Cap Stock Fund

     0.70 of 1% on the first $200 million of average daily net assets, 0.65 of 1% of average daily net assets of the next $800 million of average daily net assets, 0.60 of 1% on the next $1.5 billion of average daily net assets; 0.55 of 1% on the next $2.5 billion of average daily net assets; and 0.525 of 1% of average daily net assets over $5 billion


                        Thrivent Small Cap Index Fund/1/


     0.25 of 1% of average daily net assets.


                          Thrivent Mid Cap Growth Fund


     0.45 of 1% on the first $100 million of average daily net assets, 0.40 of 1% of daily net assets over $100 million but not more than $250 million,
     0.35 of 1% of daily net assets over $250 million but not more than $500 million, 0.30 of 1% of daily net assets over $500 million but not more than $1 billion, and 0.25 of 1% of average net assets over $1 billion.

                           Thrivent Mid Cap Stock Fund

     0.70 of 1% on the first $200 million of average daily net assets, 0.65 of 1% of average daily net assets of the next $800 million of average daily net assets, 0.60 of 1% on the next $1.5 billion of average daily net assets; 0.55 of 1% on the next $2.5 billion of average daily net assets; and 0.525 of 1% of average daily net assets over $5 billion.


                         Thrivent Mid Cap Index Fund/2/


     0.25 of 1% of average daily net assets.

                          Thrivent Mid Cap Index Fund-I

     0.25 of 1% on the first $50 million of average daily net assets and 0.20 of 1% of average daily net assets over $50 million.


                    Thrivent Partner International Stock Fund


     0.65 of 1% on the first $50 million of average daily net assets and 0.60 of 1% of average daily net assets over $50 million.


                        Thrivent Large Cap Growth Fund/3/


     0.75 of 1% on the first $500 million of average daily net assets, 0.70 of 1% on the next $500 million of average daily net assets; 0.65 of 1% on the next $1.5 billion of average daily net assets; 0.60 of 1% on the next $2.5 billion of average daily net assets; and 0.575 of 1% of average net assets over $5 billion.

                          Thrivent Large Cap Value Fund

     0.45 of 1% of average daily net assets.


                          Thrivent Large Cap Stock Fund


     0.65 of 1% on the first $500 million of average daily net assets, 0.575 of 1% on the next $500 million of average daily net assets, and 0.50 of 1% on the next $1 billion of average daily net assets, 0.475 of 1% on the next $500 million of average daily net assets, 0.45 of 1% on the next $2.5 billion of average daily net assets, and 0.425 of 1% of average daily net assets over $5 billion.


                        Thrivent Large Cap Index Fund/4/


     0.25 of 1% of average daily net assets.

                         Thrivent Large Cap Index Fund-I

     0.25 of 1% on the first $50 million of average daily net assets and 0.175 of 1% of average daily net assets over $50 million.


                             Thrivent Balanced Fund


     0.55 of 1% on the first $500 million of average daily net assets; 0.50 of 1% on the next $500 million of average daily net assets; 0.475 of 1% on the next $1.5 billion of average daily net assets; 0.45 of 1% on the next $2.5 billion of average daily net assets; and 0.425 of 1% of average daily net assets over $5 billion.


                            Thrivent High Yield Fund


     0.40 of 1% on the first $500 million of average daily net assets, 0.35 of 1% of daily net assets over $500 million but not more than $1 billion, and
     0.30 of 1 % of average net assets over $1 billion.


                         Thrivent High Yield Fund II/5/


     0.55 of 1% of average daily net assets.

                          Thrivent Municipal Bond Fund


     0.45 on the first $500 million of 1% of average daily assets; 0.40 of 1% on the next $500 million of average daily net assets; 0.35 of 1% on the next $1.5 billion of average daily net assets; 0.325 of 1% on the next $2.5 billion of average daily net assets; and 0.30 of 1% of average daily net assets over $5 billion.


                              Thrivent Income Fund


     0.35 of 1% on the first $500 million of average daily net assets, 0.325 of 1% of daily net assets over $500 million but not more than $1 billion, and
     0.30 of 1% of daily net assets over $1 billion.

                             Thrivent Core Bond Fund

     0.45 of 1% on the first $500 million of average daily net assets; 0.40 of 1% on the next $500 million of average daily net assets; 0.375 of 1% on the next $1.5 billion of average daily net assets; 0.35 of 1% on the next $2.5 billion of average daily net assets; and 0.325 of 1% of average daily net assets over $5 billion.

                           Thrivent Bond Index Fund-I

     0.25 of 1% on the first $50 million of average daily net assets and 0.175 of 1% of average daily net assets over $50 million.


                       Thrivent Limited Maturity Bond Fund


     0.30 of 1% on the first $500 million of average daily net assets, 0.275 of 1% of daily net assets over $500 million but not more than $1 billion, and
     0.25 of 1% of daily net assets over $1 billion.


                          Thrivent Money Market Fund/6/


     0.50 of 1 % on the first $500 million of average daily net assets, 0.40 of 1% on the next $250 million of average daily net assets; 0.35 of 1% on the next $250 million of average daily net assets; 0.325 of 1% on the next $1.5 billion of average daily net assets; 0.30 of 1% on the next $2.5 billion of average daily net assets; and 0.275 of 1% of average daily net assets over $5 billion.


/1/Thrivent Investment Mgt. has contractually agreed, through at least February 28, 2006, to reimburse certain expenses associated with operating Thrivent Small Cap Index Fund in order to limit the net operating expenses to an annual rate of 0.95% of the average daily net assets of the Fund.
/2/Thrivent Investment Mgt. has contractually agreed, through at least February 28, 2006, to reimburse certain expenses associated with operating Thrivent Mid Cap Index Fund in order to limit the net operating expenses to an annual rate of 0.90% of the average daily net assets of the Fund.

/3/Thrivent Investment Mgt. has contractually agreed, through at least December 31, 2005, to reimburse certain expenses associated with operating Thrivent Large Cap Growth Fund equal in the aggregate to 0.80% of the average daily net assets of the Fund.
/4/Thrivent Investment Mgt. has contractually agreed, through at least February 28, 2006, to reimburse certain expenses associated with operating Thrivent Large Cap Index Fund in order to limit the net operating expenses to an annual rate of 0.60% of the average daily net assets of the Fund.
/5/Thrivent Investment Mgt. has contractually agreed, through at least December 31, 2005, to reimburse certain expenses associated with operating Thrivent Partner High Yield Fund II equal in the aggregate to 0.16% of the average daily net assets of the Fund.
/6/Thrivent Investment Mgt. has contractually agreed, through at least December 31, 2005, to reimburse certain expenses associated with operating Thrivent Money Market Fund equal in the aggregate to 0.10% of the average daily net assets of the Fund.


Certain of the Funds invest their short-term assets in Thrivent Money Market Fund. For any Fund with short-term investments in Thrivent Money Market Fund, Thrivent Investment Mgt. reimburses an amount equal to the larger of the amount of the advisory fee for that Fund or the amount of the advisory fee which is charged to the Fund for its investment in Thrivent Money Market Fund.


The following two tables show the total dollar amounts for investment advisory services each Fund paid during its past three fiscal years to Thrivent Investment Mgt. (before giving effect to any expense reimbursements). The Trust changed its fiscal year-end from April 30 to October 31 following the Trust's merger with the LB Funds. The first table shows the amounts paid by those Funds that previously had fiscal years ending April 30, including the amounts those Funds paid for investment advisory services for the six-month period ending October 31, 2004, while the second table shows the amounts paid by those Funds which previously had fiscal year-ends on October 31.



--------------------------------------------------------------------------------------------
              Fund                       10/31/04      4/30/04       4/30/03       4/30/02
--------------------------------------------------------------------------------------------
Thrivent Technology Fund                             $   343,997   $   243,729   $   308,209
--------------------------------------------------------------------------------------------
Thrivent Partner Small Cap Value Fund                $   361,257   $   211,398   $    77,084
--------------------------------------------------------------------------------------------
Thrivent Small Cap Stock Fund                        $ 2,544,598   $ 2,114,767   $ 2,230,091
--------------------------------------------------------------------------------------------
Thrivent Small Cap Index Fund                        $    78,823   $    53,330   $    43,882
--------------------------------------------------------------------------------------------
Thrivent Mid Cap Stock Fund                          $ 5,331,519   $ 4,862,866   $ 5,695,996
--------------------------------------------------------------------------------------------
Thrivent Mid Cap Index Fund                          $    91,787   $    75,179   $    59,404
--------------------------------------------------------------------------------------------
Thrivent Mid Cap Index Fund-I                        $    69,296   $    51,414   $    43,958
--------------------------------------------------------------------------------------------
Thrivent Large Cap Stock Fund                        $15,870,199   $15,729,371   $19,959,310
--------------------------------------------------------------------------------------------
Thrivent Large Cap  Index Fund                       $   107,033   $    78,473   $    66,989
--------------------------------------------------------------------------------------------
Thrivent Large Cap Index Fund-I                      $    70,363   $   138,172   $   113,771
--------------------------------------------------------------------------------------------
Thrivent Balanced Fund                               $ 2,244,059   $ 1,823,420   $ 1,776,745
--------------------------------------------------------------------------------------------
Thrivent High Yield Fund II                          $   754,661   $   647,936   $   711,992
--------------------------------------------------------------------------------------------
Thrivent Core Bond Fund                              $ 2,403,981   $ 2,444,043   $ 2,018,823
--------------------------------------------------------------------------------------------
Thrivent Bond Index Fund                             $   115,666   $   174,765   $    95,930
--------------------------------------------------------------------------------------------
Thrivent Money Market Fund                           $ 2,063,046   $ 2,458,033   $ 2,459,570
--------------------------------------------------------------------------------------------



                                              10/31/04    10/31/03     10/31/02
                                              --------   ----------   ----------
Thrivent Mid Cap Growth Fund                             $  585,673   $  658,114
Thrivent Partner International Stock Fund                $  648,458   $  778,181
Thrivent Large Cap Growth Fund                           $  148,697   $  159,431

Thrivent Large Cap Value Fund                            $  142,285   $  143,262
Thrivent High Yield Fund                                 $2,287,898   $2,453,032
Thrivent Income Fund                                     $2,371,254   $2,429,597
Thrivent Municipal Bond Fund                             $2,188,961   $2,074,969
Thrivent Limited Maturity Bond Fund                      $  312,216   $  219,269



The next two tables show the total expenses Thrivent Investment Mgt. reimbursed with respect to the Funds for the last three fiscal years. The first table shows the amounts of reimbursements for those Funds that previously had fiscal years ending April 30, including the amounts reimbursed to those Funds for the six-month period ending October 31, 2004, while the second table shows the amounts of reimbursements for those Funds which previously had fiscal year-ends on October 31.

----------------------------------------------------------------------------
Fund                              10/31/04     4/30/04   4/30/03    4/30/02
----------------------------------------------------------------------------
Thrivent Technology Fund                      $382,530   $108,606   $ 16,701
----------------------------------------------------------------------------
Thrivent Partner Small Cap
Value Fund                                    $270,371   $ 58,435   $  4,072
----------------------------------------------------------------------------
Thrivent Small Cap Stock Fund                 $ 60,648   $ 54,110   $ 41,246
----------------------------------------------------------------------------
Thrivent Small Cap Index Fund                 $ 67,245   $ 11,270   $    193
----------------------------------------------------------------------------
Thrivent Mid Cap Stock Fund                   $ 59,248   $ 83,886   $ 76,216
----------------------------------------------------------------------------
Thrivent Mid Cap Index Fund                   $ 61,592   $  5,287   $    403
----------------------------------------------------------------------------
Thrivent Mid Cap Index Fund-I                 $  2,027   $ 58,793   $120,684
----------------------------------------------------------------------------
Thrivent Large Cap Stock Fund                 $ 48,587   $ 46,217   $ 64,143
----------------------------------------------------------------------------
Thrivent Large Cap  Index Fund                $324,831   $ 79,095   $    349
----------------------------------------------------------------------------
Thrivent Large Cap Index                      $  2,130   $ 67,033   $137,431
Fund-I
----------------------------------------------------------------------------
Thrivent Balanced Fund                        $ 56,079   $ 52,062   $113,789
----------------------------------------------------------------------------
Thrivent High Yield Fund II                          0   $121,186   $219,313
----------------------------------------------------------------------------
Thrivent Core Bond Fund                       $ 50,241   $ 55,749   $321,550
----------------------------------------------------------------------------
Thrivent Bond Index Fund                      $  5,549   $ 65,482   $136,252
----------------------------------------------------------------------------
Thrivent Money Market Fund                    $336,749   $653,316   $828,210
----------------------------------------------------------------------------



                                              10/31/04   10/31/03   10/31/02
                                              --------   --------   --------
Thrivent Mid Cap Growth Fund                             $ 86,176   $532,100

Thrivent Partner International Stock Fund                $105,968   $219,636

Thrivent Large Cap Growth Fund                           $405,908   $243,836

Thrivent Large Cap Value Fund                            $279,358   $232,800

Thrivent High Yield Fund                                 $ 11,445          0

Thrivent Income Fund                                     $ 94,400   $354,553

Thrivent Municipal Bond Fund                             $  3,281          0

Thrivent Limited Maturity Bond Fund                      $208,221   $219,269

Subadvisory Fees

Thrivent Investment Mgt. pays T. Rowe Price an annual subadvisory fee for the performance of subadvisory serves for Thrivent Partner Small Cap Value Fund. The fee payable is equal to 0.60% of Thrivent Partner Small Cap Value Fund's average daily net assets.

Thrivent Investment Mgt. pays Mercator an annual subadvisory fee for the performance of subadvisory serves for Thrivent Partner International Stock Fund. The fee payable is equal to 0.47% of Thrivent Partner International Stock Fund's average daily net assets.

Thrivent Investment Mgt. pays Price International an annual subadvisory fee for the performance of subadvisory serves for Thrivent Partner International Stock Fund. The fee payable is equal to the following percentage of Thrivent Partner International Stock Fund's average daily net assets:

          0.75% on the first $20 million of average daily net assets

          0.60% on the next $30 million of average daily net assets

          0.50% on the next $150 million of average daily net assets

          0.50% of all average daily net assets when assets exceed $200 million/i/

          0.45% of all average daily net assets when assets exceed $500 million /1/

/1/ When average daily net assets exceed this amount, the annual rate is applicable to all amounts in Thrivent Partner International Stock Fund. For purposes of determining breakpoints, assets invested in the Thrivent Partner International Stock Portfolio of Thrivent Series Fund, Inc. will be included in determining average daily net assets.

Code of Ethics

The Trust, Thrivent Investment Mgt., Mercator, T. Rowe Price, and Price International have each adopted a code of ethics pursuant to the requirements of the 1940 Act. Under the Codes of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

Proxy Voting Policies


The Trust has adopted the proxy voting policies of Thrivent Financial and Thrivent Investment Mgt. Those policies, and the proxy voting policies of its subadvisers, are included in Appendix A.


UNDERWRITING AND DISTRIBUTION SERVICES


The Funds' principal underwriter and distributor, Thrivent Investment Mgt., is a Delaware corporation organized in 1986. Thrivent Investment Mgt. is an indirect wholly-owned subsidiary of Thrivent Financial and is located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415. The officers and directors of Thrivent Investment Mgt. who are affiliated with the Trust are set forth under "Investment Advisory Services--Affiliated Persons". Under an amended Distribution Contract dated June 15, 1997, as amended (the "Distribution Contract"), Thrivent Investment Mgt. is granted the right to sell shares of the

Funds as agent for the Trust. Thrivent Investment Mgt. offers the Funds' shares for sale on a continuous basis through its sales force and has agreed to use its best efforts to secure purchasers for the shares of the Funds.


The Distribution Contract was initially approved by the Board of Trustees including a majority of the Independent Trustees, on June 15, 1997, and will continue in effect from year to year so long as its continuance is approved at least annually by the Board of Trustees, including the Independent Trustees.

Underwriting Commissions


The tables below provide the total dollar amount of underwriting commissions received (none of which was retained) by Thrivent Investment Mgt. for the past three fiscal years of the Funds. For those Funds that previously had fiscal years ending April 30, the tables include the underwriting commissions received for the six-month period ending October 31, 2004. Thrivent Investment Mgt. does not receive compensation in connection with redemptions and repurchases or brokerage commissions.


                            Underwriting Commissions
                                 Class A Shares


------------------------------------------------
Thrivent Technology Fund   Aggregate Commissions
------------------------------------------------
10/31/04
------------------------------------------------
4/30/04                          $303,036
------------------------------------------------
4/30/03                          $231,270
------------------------------------------------
4/30/02                          $442,649
------------------------------------------------



-------------------------------------------------------------
Thrivent Partner Small Cap Value Fund   Aggregate Commissions
-------------------------------------------------------------
10/31/04
-------------------------------------------------------------
4/30/04                                      $374,794
-------------------------------------------------------------
4/30/03                                      $344,892
-------------------------------------------------------------
4/30/02                                      $376,646
-------------------------------------------------------------



-----------------------------------------------------
Thrivent Small Cap Stock Fund   Aggregate Commissions
-----------------------------------------------------
10/31/04
-----------------------------------------------------
4/30/04                             $1,163,933
-----------------------------------------------------
4/30/03                             $  976,857
-----------------------------------------------------
4/30/02                             $1,449,475
-----------------------------------------------------



------------------------------------------------------
Thrivent Small Cap Index Fund   Aggregate Commissions
------------------------------------------------------
10/31/04
------------------------------------------------------
4/30/04                              $215,589
------------------------------------------------------
4/30/03                              $137,413
------------------------------------------------------
4/30/02                              $135,192
------------------------------------------------------

--------------------------------------------
                                 Aggregate
Thrivent Mid Cap Growth Fund     Commissions
--------------------------------------------
10/31/04
--------------------------------------------
10/31/03                         $336,563
--------------------------------------------
10/31/02                         $362,089
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent Mid Cap Stock Fund      Commissions
--------------------------------------------
10/31/04
--------------------------------------------
4/30/04                           $1,659,377
--------------------------------------------
4/30/03                          $1,422,738
--------------------------------------------
4/30/02                          $2,165,026
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent Mid Cap Index Fund      Commissions
--------------------------------------------
10/31/04
--------------------------------------------
4/30/04                          $298,345
--------------------------------------------
4/30/03                          $215,205
--------------------------------------------
4/30/02                          $220,874
--------------------------------------------



--------------------------------------------
Thrivent Partner International   Aggregate
Stock Fund                       Commissions
--------------------------------------------
10/31/04
--------------------------------------------
4/30/04                          $123,938
--------------------------------------------
4/30/03                          $150,413
--------------------------------------------
4/30/02                          $299,680
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent Large Cap Growth Fund   Commissions
--------------------------------------------
10/31/04
--------------------------------------------
10/31/03                         $167,409
--------------------------------------------
10/31/02                         $158,027
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent Large Cap Value Fund    Commissions
--------------------------------------------
10/31/04
--------------------------------------------
10/31/03                         $190,590
--------------------------------------------
10/31/02                         $231,749
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent Large Cap Stock Fund    Commissions
--------------------------------------------
10/31/04
--------------------------------------------
4/30/04                          $5,362,828
--------------------------------------------
4/30/03                          $4,166,528
--------------------------------------------
4/30/02                          $6,726,097
--------------------------------------------

--------------------------------------------
                                 Aggregate
Thrivent Large Cap Index Fund    Commissions
--------------------------------------------
10/31/04
--------------------------------------------
4/30/04                          $549,571
--------------------------------------------
4/30/03                          $250,517
--------------------------------------------
4/30/02                          $304,845
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent Balanced Fund           Commissions
--------------------------------------------
10/31/04
--------------------------------------------
4/30/04                          $1,211,572.
--------------------------------------------
4/30/03                          $  811,265
--------------------------------------------
4/30/02                          $1,424,483
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent High Yield Fund         Commissions
--------------------------------------------
10/31/04
--------------------------------------------
10/31/03                         $1,284,559
--------------------------------------------
10/31/02                         $1,330,888
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent High Yield Fund II      Commissions
--------------------------------------------
10/31/04
--------------------------------------------
4/30/04                          $725,095
--------------------------------------------
4/30/03                          $256,535
--------------------------------------------
4/30/02                          $340,491
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent Municipal Bond Fund     Commissions
--------------------------------------------
10/31/04
--------------------------------------------
10/31/03                         $1,339,299
--------------------------------------------
10/31/02                         $1,297,562
--------------------------------------------



---------------------------------------------
                                 Aggregate
Thrivent Income Fund             Commissions
--------------------------------------------
10/31/04
--------------------------------------------
10/31/03                         $  862,836
--------------------------------------------
10/31/02                         $1,049,380
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent Core Bond Fund          Commissions
--------------------------------------------
10/31/04
--------------------------------------------
4/30/04                          $1,274,413
--------------------------------------------
4/30/03                          $1,682,660
--------------------------------------------
4/30/02                          $2,228,142
--------------------------------------------

--------------------------------------------
Thrivent Limited Maturity Bond   Aggregate
Fund                             Commissions
--------------------------------------------
10/31/04
--------------------------------------------
10/31/03                         $0
--------------------------------------------
10/31/02                         $0
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent Money Market Fund       Commissions
--------------------------------------------
10/31/04
--------------------------------------------
4/30/04                          $125
--------------------------------------------
4/30/03                          $0
--------------------------------------------
4/30/02                          $0
--------------------------------------------


                            Underwriting Commissions
                                 Class B Shares


--------------------------------------------
                                 Aggregate
Thrivent Technology Fund         Commissions
--------------------------------------------
10/31/04
--------------------------------------------
4/30/04                          $4,219
--------------------------------------------
4/30/03                          $2,982
--------------------------------------------
4/30/02                          $1,212
--------------------------------------------



--------------------------------------------
Thrivent Partner Small Cap       Aggregate
Value Fund                       Commissions
--------------------------------------------
10/31/04
--------------------------------------------
4/30/04                          $2,461
--------------------------------------------
4/30/03                          $2,663
--------------------------------------------
4/30/02                          $  123
--------------------------------------------



-------------------------------------------
                                Aggregate
Thrivent Small Cap Stock Fund   Commissions
-------------------------------------------
10/31/04
-------------------------------------------
4/30/04                         $26,867
-------------------------------------------
4/30/03                         $27,878
-------------------------------------------
4/30/02                         $22,925
-------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent Small Cap Index Fund    Commissions
--------------------------------------------
10/31/04
--------------------------------------------
4/30/04                          $2,110
--------------------------------------------
4/30/03                          $1,220
--------------------------------------------
4/30/02                          $1,911
--------------------------------------------

--------------------------------------------
                                 Aggregate
Thrivent Mid Cap Growth Fund     Commissions
--------------------------------------------
10/31/04
--------------------------------------------
10/31/03                         $59,609
--------------------------------------------
10/31/02                         $49,871
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent Mid Cap Stock Fund      Commissions
--------------------------------------------
10/31/04
--------------------------------------------
4/30/04                          $26,201
--------------------------------------------
4/30/03                          $28,747
--------------------------------------------
4/30/02                          $23,929
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent Mid Cap Index Fund      Commissions
--------------------------------------------
10/31/04
--------------------------------------------
4/30/04                          $4,587
--------------------------------------------
4/30/03                          $3,579
--------------------------------------------
4/30/02                          $  722
--------------------------------------------



--------------------------------------------
Thrivent Partner International   Aggregate
Stock Fund                       Commissions
--------------------------------------------
10/31/04
--------------------------------------------
10/31/03                         $20,499
--------------------------------------------
10/31/02                         $16,478
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent Large Cap Growth Fund   Commissions
--------------------------------------------
10/31/04
--------------------------------------------
10/31/03                         $21,065
--------------------------------------------
10/31/02                         $17,787
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent Large Cap Value Fund    Commissions
--------------------------------------------
10/31/04
--------------------------------------------
10/31/03                         $17,670
--------------------------------------------
10/31/02                         $ 8,677
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent Large Cap Stock Fund    Commissions
--------------------------------------------
10/31/04
--------------------------------------------
4/30/04                          $106,280
--------------------------------------------
4/30/03                          $129,365
--------------------------------------------
4/30/02                          $128,939
--------------------------------------------

--------------------------------------------
                                 Aggregate
Thrivent Large Cap Index Fund    Commissions
--------------------------------------------
10/31/04
--------------------------------------------
4/30/04                          $5,227
--------------------------------------------
4/30/03                          $2,244
--------------------------------------------
4/30/02                          $  637
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent Balanced Fund           Commissions
--------------------------------------------
10/31/04
--------------------------------------------
4/30/04                          $23,689
--------------------------------------------
4/30/03                          $32,252
--------------------------------------------
4/30/02                          $22,302
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent High Yield Fund         Commissions
--------------------------------------------
10/31/04
--------------------------------------------
10/31/03                         $56,681
--------------------------------------------
10/31/02                         $66,520
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent High Yield Fund II      Commissions
--------------------------------------------
10/31/04
--------------------------------------------
4/30/04                          $  7,370
--------------------------------------------
4/30/03                          $113,844
--------------------------------------------
4/30/02                          $  7,687
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent Municipal Bond Fund     Commissions
--------------------------------------------
10/31/04
--------------------------------------------
10/31/03                         $42,685
--------------------------------------------
10/31/02                         $38,083
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent Income Fund             Commissions
--------------------------------------------
10/31/04
--------------------------------------------
10/31/03                         $64,594
--------------------------------------------
10/31/02                         $53,431
--------------------------------------------



--------------------------------------------
                                 Aggregate
Thrivent Core Bond Fund          Commissions
--------------------------------------------
10/31/04
--------------------------------------------
4/30/04                          $36,679
--------------------------------------------
4/30/03                          $12,471
--------------------------------------------
4/30/02                          $ 7,527
--------------------------------------------

--------------------------------------------
Thrivent Limited Maturity Bond    Aggregate
Fund                             Commissions
--------------------------------------------
10/31/04
--------------------------------------------
10/31/03                         $0
--------------------------------------------
10/31/02                         $0
--------------------------------------------



--------------------------------------------
                                  Aggregate
Thrivent Money Market Fund       Commissions
--------------------------------------------
10/31/04
--------------------------------------------
4/30/04                          $12,709
--------------------------------------------
4/30/03                          $25,740
--------------------------------------------
4/30/02                          $16,516
--------------------------------------------


12b-1 Distribution Plan

The Trust has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") with respect to the Class A and Class B shares of each Fund. The 12b-1 Plan permits, among other things, payment by each such Fund for the purpose of:


     . paying compensation to registered representatives or other employees of the Thrivent Investment Mgt. who engage in or support distribution of the Funds; making payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell shares pursuant to Selling Agreements;


     . reimbursing expenses (including overhead and telephone expenses) of Thrivent Investment Mgt.;

     . providing training, marketing and support to dealers and others with respect to the sale of prospectuses, statements of additional information, and shareholder reports; organizing and conducting sales seminars and making payments in the form of transactional compensation or promotional incentives; receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports; providing facilities to answer questions from prospective investors about the Funds, assisting investors in completing application forms and selecting dividend and other account options, and providing other reasonable assistance in connection with the distribution of the Funds; and

     . providing payment of expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; the preparation, printing and distribution of sales literature; the preparation, printing and distribution of prospectuses of the Trust and reports for recipients other than existing shareholders of the Trust; and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable.

The Trust and the Funds are authorized to engage in the activities listed above, and in other distribution and services activities, either directly or through other persons with which the Trust has entered into agreements pursuant to the 12b-1 Plan.

The 12b-1 Plan provides that it may not be amended to increase materially the costs which a Fund may bear pursuant to the 12b-1 Plan without approval by a 1940 Act Majority Vote of the applicable Class A or Class B shareholders. The 12b-1 Plan also provides that other material amendments of the 12b-1 Plan must be approved by the Trustees, and by the Independent Trustees, by vote cast in person at a meeting called for the purpose of considering such amendments.

While the 12b-1 Plan is in effect, the selection and nomination of the Independent Trustees of the Trust has been committed to the discretion of the Independent Trustees, and any person who acts as legal counsel for the Independent Trustees must be an independent legal counsel. The 12b-1 Plan was approved by the initial shareholders of the Trust on September 13, 1988. It is subject to annual approval, by the Board of Trustees and by the Independent Trustees by vote cast in person at a meeting called for the purpose of voting on the 12b-1 Plan. The 12b-1 Plan is terminable with respect to the either the Class A or the Class B shares of any Fund at any time by a vote of a majority of the Independent Trustees or by 1940 Act Majority Vote of the applicable Class or Class B shareholders of such Fund. A quarterly report of the amounts expended under the 12b-1 Plan and the purposes for which such expenditures were incurred must be made to the Trustees for their review.


In connection with the services to be provided by Thrivent Investment Mgt. under the Rule 12b-1 Plan, Class A shares of the Funds pay Thrivent Investment Mgt. a fee equal to an annual rate of 0.25% (0.125% for Thrivent Money Market Fund) of the average daily net asset value represented by such shares; Class B shares of the Funds pay Thrivent Investment Mgt. a servicing fee equal to an annual rate of 0.25% (0.125% for Thrivent Money Market Fund) of the average daily net asset value represented by such shares and (except for Thrivent Limited Maturity Bond
Fund) a distribution fee equal to an annual rate of 0.75% of the average daily net asset value represented by such shares. The fee is accrued daily and paid monthly. The following table shows the amount paid by the Funds to the distributor under the 12b-1 Plan for the most recent fiscal year (and the six-month period ending October 31, 2004, for those Funds that previously had fiscal years ending April 30) and the manner in which this amount was spent.

Thrivent Technology Fund                            Class A Shares   Class B Shares
------------------------                            --------------   --------------
   12b-1 Fees Paid by the Fund                          98,728           35,255
   Expenditures:
      Compensation to Registered Representatives        75,742           33,248
   Other                                                82,545           36,234


Thrivent Technology Fund 10/31/04                   Class A Shares   Class B Shares
---------------------------------                   --------------   --------------
   12b-1 Fees Paid by the Fund
   Expenditures:
      Compensation to Registered Representatives
   Other


Thrivent Partner Small Cap Value Fund               Class A Shares   Class B Shares
-------------------------------------               --------------   --------------
   12b-1 Fees Paid by the Fund                          100,096          44,075
   Expenditures:
      Compensation to Registered Representatives         78,621          28,524
   Other                                                102,147          37,060


Thrivent Partner Small Cap Value Fund 10/31/04      Class A Shares   Class B Shares
----------------------------------------------      --------------   --------------
   12b-1 Fees Paid by the Fund
   Expenditures:
      Compensation to Registered Representatives
   Other


Thrivent Small Cap Stock Fund                       Class A Shares   Class B Shares
-----------------------------                       --------------   --------------
   12b-1 Fees Paid by the Fund                          855,598          244,761
   Expenditures:
      Compensation to Registered Representatives        719,995          163,395
   Other                                                371,045           84,205


Thrivent Small Cap Stock Fund 10/31/04              Class A Shares   Class B Shares
--------------------------------------              --------------   --------------
   12b-1 Fees Paid by the Fund
   Expenditures:
      Compensation to Registered Representatives
   Other


Thrivent Small Cap Index Fund                       Class A Shares   Class B Shares
-----------------------------                       --------------   --------------
   12b-1 Fees Paid by the Fund                          70,739           32,336
   Expenditures:
      Compensation to Registered Representatives        58,857           21,701
   Other                                                71,148           26,233


Thrivent Small Cap Index Fund 10/31/04              Class A Shares   Class B Shares
--------------------------------------              --------------   --------------
   12b-1 Fees Paid by the Fund
   Expenditures:
      Compensation to Registered Representatives
   Other


Thrivent Mid Cap Growth Fund                        Class A Shares   Class B Shares
----------------------------                        --------------   --------------
   12b-1 Fees Paid by the Fund
   Expenditures:
      Compensation to Registered Representatives
   Other

Thrivent Mid Cap Stock Fund                         Class A Shares   Class B Shares
---------------------------                         --------------   --------------
   12b-1 Fees Paid by the Fund                         1,882,993         257,089
   Expenditures:
      Compensation to Registered Representatives       1,607,052         178,944
   Other                                                 686,598          78,675



Thrivent Mid Cap Stock Fund 10/31/04                Class A Shares   Class B Shares
------------------------------------                --------------   --------------
   12b-1 Fees Paid by the Fund
   Expenditures:
      Compensation to Registered Representatives
   Other


Thrivent Mid Cap Index Fund                         Class A Shares   Class B Shares
---------------------------                         --------------   --------------
   12b-1 Fees Paid by the Fund                          81,290           41,987
   Expenditures:
      Compensation to Registered Representatives.       69,283           31,607
   Other                                                78,584           35,851


Thrivent Mid Cap Index Fund 10/31/04                Class A Shares   Class B Shares
------------------------------------                --------------   --------------
   12b-1 Fees Paid by the Fund
   Expenditures:
      Compensation to Registered Representatives.
   Other


Thrivent Partner International Stock Fund           Class A Shares   Class B Shares
-----------------------------------------           --------------   --------------
   12b-1 Fees Paid by the Fund
   Expenditures:
      Compensation to Registered Representatives
   Other

Thrivent Large Cap Growth Fund                      Class A Shares   Class B Shares
------------------------------                      --------------   --------------
   12b-1 Fees Paid by the Fund
   Expenditures:
      Compensation to Registered Representatives
   Other


Thrivent Large Cap Value Fund                       Class A Shares   Class B Shares
-----------------------------                       --------------   --------------
   12b-1 Fees Paid by the Fund
   Expenditures:
      Compensation to Registered Representatives
   Other


Thrivent Large Cap Stock Fund                       Class A Shares   Class B Shares
-----------------------------                       --------------   --------------
   12b-1 Fees Paid by the Fund                         6,971,399         806,654
   Expenditures:
      Compensation to Registered Representatives          79,414          31,715
   Other                                                 125,605          50,161


Thrivent Large Cap Stock Fund 10/31/04              Class A Shares   Class B Shares
--------------------------------------              --------------   --------------
   12b-1 Fees Paid by the Fund
   Expenditures:
      Compensation to Registered Representatives
   Other

Thrivent Large Cap Index Fund                       Class A Shares   Class B Shares
-----------------------------                       --------------   --------------
   12b-1 Fees Paid by the Fund                           96,561          41,885
   Expenditures:
      Compensation to Registered Representatives         79,414          31,715
   Other.                                               125,605          50,161


Thrivent Large Cap Index Fund 10/31/04              Class A Shares   Class B Shares
--------------------------------------              --------------   --------------
   12b-1 Fees Paid by the Fund
   Expenditures:
      Compensation to Registered Representatives
   Other.


Thrivent Balanced Fund                              Class A Shares   Class B Shares
----------------------                              --------------   --------------
   12b-1 Fees Paid by the Fund                          687,595          192,972
   Expenditures:
      Compensation to Registered Representatives.       580,429          142,549
   Other                                                329,455           80,912


Thrivent Balanced Fund 10/31/04                     Class A Shares   Class B Shares
-------------------------------                     --------------   --------------
   12b-1 Fees Paid by the Fund
   Expenditures:
      Compensation to Registered Representatives.
   Other



Thrivent High Yield Fund                            Class A Shares   Class B Shares
------------------------                            --------------   --------------
   12b-1 Fees Paid by the Fund
   Expenditures:
      Compensation to Registered Representatives
   Other



Thrivent High Yield Fund II                         Class A Shares   Class B Shares
---------------------------                         --------------   --------------
   12b-1 Fees Paid by the Fund                          318,883          61,146
   Expenditures:
      Compensation to Registered Representatives        252,141          54,752
   Other                                                195,854          42,529



Thrivent High Yield Fund II 10/31/04                Class A Shares   Class B Shares
------------------------------------                --------------   --------------
   12b-1 Fees Paid by the Fund
   Expenditures:
      Compensation to Registered Representatives
   Other


Thrivent Municipal Bond Fund                        Class A Shares   Class B Shares
----------------------------                        --------------   --------------
   12b-1 Fees Paid by the Fund
   Expenditures:
      Compensation to Registered Representatives
   Other

Thrivent Income Fund                                Class A Shares   Class B Shares
--------------------                                --------------   --------------
   12b-1 Fees Paid by the Fund
   Expenditures:
      Compensation to Registered Representatives.
   Other.

Thrivent Core Bond Fund                             Class A Shares   Class B Shares
-----------------------                             --------------   --------------
   12b-1 Fees Paid by the Fund                         1,225,069         133,975
   Expenditures:
      Compensation to Registered Representatives       1,054,781         106,763
   Other                                                 448,902          45,437


Thrivent Core Bond Fund 10/31/04                    Class A Shares   Class B Shares
--------------------------------                    --------------   --------------
   12b-1 Fees Paid by the Fund
   Expenditures:
      Compensation to Registered Representatives
   Other


Thrivent Limited Maturity Bond Fund                 Class A Shares   Class B Shares
-----------------------------------                 --------------   --------------
   12b-1 Fees Paid by the Fund
   Expenditures:
      Compensation to Registered Representatives
   Other

Thrivent Money Market Fund                          Class A Shares   Class B Shares
--------------------------                          --------------   --------------
   12b-1 Fees Paid by the Fund0                         380,636          19,838
   Expenditures:
      Compensation to Registered Representatives.       463,354          30,323
   Other                                                608,388          39,814


Thrivent Money Market Fund 10/31/04                 Class A Shares   Class B Shares
-----------------------------------                 --------------   --------------
   12b-1 Fees Paid by the Fund0
   Expenditures:
      Compensation to Registered Representatives.
   Other


OTHER SERVICES

Custodian

The custodian for the Funds is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. The custodian is responsible for holding the Funds' assets.

Transfer Agent

Thrivent Financial Investor Services Inc. ("Thrivent Financial Investor Services"), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, provides transfer agency services necessary to the Funds.


Administration Contract


Thrivent Investment Mgt. provides administrative personnel and services necessary to operate the Funds on a daily basis for a fee equal to 0.02 percent of the Funds' average daily net assets. Each of the Funds other than Thrivent Mid Cap Growth Fund, Thrivent Partner International Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, Thrivent High Yield Fund, Thrivent Municipal Bond Fund, Thrivent Income Fund, and Thrivent Limited Maturity Bond Fund began paying the administrative services fee on January 1, 2004. Thrivent Mid Cap Growth Fund, Thrivent Partner International Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, Thrivent High Yield Fund, Thrivent Municipal Bond Fund, Thrivent Income Fund, and Thrivent Limited Maturity Bond Fund paid the administrative services fee prior to January 1, 2004. The total dollar amounts paid to Thrivent

Investment Mgt. (and its affiliated company, Thrivent Financial Investor Services) for administrative services for the last three fiscal years of the Funds (and the six-month period ending October 31, 2004, for those Funds that previously had fiscal years ending April 30) are as follows:



-----------------------------------------
Thrivent Technology Fund
-----------------------------------------
10/31/04
-----------------------------------------
4/30/04                            $3,445
-----------------------------------------
4/30/03                            $    0
-----------------------------------------
4/30/02                            $    0
-----------------------------------------



-----------------------------------------
Thrivent Partner Small Cap Value
Fund
-----------------------------------------
10/31/04
-----------------------------------------
4/30/04                            $4,207
-----------------------------------------
4/30/03                            $    0
-----------------------------------------
4/30/02                            $    0
-----------------------------------------



------------------------------------------
Thrivent Small Cap Stock Fund
------------------------------------------
10/31/04
------------------------------------------
4/30/04                            $27,951
------------------------------------------
4/30/03                            $     0
------------------------------------------
4/30/02                            $     0
------------------------------------------



-----------------------------------------
Thrivent Small Cap Index Fund
-----------------------------------------
10/31/04
-----------------------------------------
4/30/04                            $2,480
-----------------------------------------
4/30/03                            $    0
-----------------------------------------
4/30/02                            $    0
-----------------------------------------



------------------------------------------
Thrivent Mid Cap Growth Fund
------------------------------------------
10/31/04
------------------------------------------
10/31/03                           $27,896
------------------------------------------
10/31/02                           $36,663
------------------------------------------



------------------------------------------
Thrivent Mid Cap Stock Fund
------------------------------------------
10/31/04
------------------------------------------
4/30/04                            $57,602
------------------------------------------
4/30/03                            $     0
------------------------------------------
4/30/02                            $     0
------------------------------------------

-----------------------------------------
Thrivent Mid Cap Index Fund
-----------------------------------------
10/31/04
-----------------------------------------
4/30/04                            $2,812
-----------------------------------------
4/30/03                            $    0
-----------------------------------------
4/30/02                            $    0
-----------------------------------------



-----------------------------------------
Thrivent Mid Cap Index Fund-I
-----------------------------------------
10/31/04
-----------------------------------------
4/30/04                            $2,107
-----------------------------------------
4/30/03                            $    0
-----------------------------------------
4/30/02                            $    0
-----------------------------------------



------------------------------------------
Thrivent Partner International
Stock Fund
------------------------------------------
10/31/04
------------------------------------------
10/31/03                           $15,825
------------------------------------------
10/31/02                           $22,437
------------------------------------------



-----------------------------------------
Thrivent Large Cap Growth Fund
-----------------------------------------
10/31/04
-----------------------------------------
10/31/03                           $7,288
-----------------------------------------
10/31/02                           $9,051
-----------------------------------------



-----------------------------------------
Thrivent Large Cap Value Fund
-----------------------------------------
10/31/04
-----------------------------------------
10/31/03                           $7,406
-----------------------------------------
10/31/02                           $8,684
-----------------------------------------



-------------------------------------------
Thrivent Large Cap Stock Fund
-------------------------------------------
10/31/04
-------------------------------------------
4/30/04                            $201,906
-------------------------------------------
4/30/03                            $      0
-------------------------------------------
4/30/02                            $      0
-------------------------------------------



-----------------------------------------
Thrivent Large Cap Index Fund
-----------------------------------------
10/31/04
-----------------------------------------
4/30/04                            $3,512
-----------------------------------------
4/30/03                            $    0
-----------------------------------------
4/30/02                            $    0
-----------------------------------------

-----------------------------------------
Thrivent Large Cap Index Fund-I
-----------------------------------------
10/31/04
-----------------------------------------
4/30/04                            $1,870
-----------------------------------------
4/30/03                            $    0
-----------------------------------------
4/30/02                            $    0
-----------------------------------------



------------------------------------------
Thrivent Balanced Fund
------------------------------------------
10/31/04
------------------------------------------
4/30/04                            $27,656
------------------------------------------
4/30/03                            $     0
------------------------------------------
4/30/02                            $     0
------------------------------------------



-------------------------------------------
Thrivent High Yield Fund
-------------------------------------------
10/31/04
-------------------------------------------
10/31/03                           $121,100
-------------------------------------------
10/31/02                           $151,789
-------------------------------------------



-----------------------------------------
Thrivent High Yield Fund II
-----------------------------------------
10/31/04
-----------------------------------------
4/30/04                            $9,571
-----------------------------------------
4/30/03                            $    0
-----------------------------------------
4/30/02                            $    0
-----------------------------------------



-------------------------------------------
Thrivent Municipal Bond Fund
-------------------------------------------
10/31/04
-------------------------------------------
10/31/03                           $141,723
-------------------------------------------
10/31/02                           $155,771
-------------------------------------------



-------------------------------------------
Thrivent Income Fund
-------------------------------------------
10/31/04
-------------------------------------------
10/31/03                           $144,102
-------------------------------------------
10/31/02                           $171,340
-------------------------------------------



-----------------------------------------
Thrivent Core Bond Fund
-----------------------------------------
10/31/04
-----------------------------------------
4/30/04                           $34,193
-----------------------------------------
4/30/03                           $     0
-----------------------------------------
4/30/02                           $     0
-----------------------------------------

-----------------------------------------
Thrivent Bond Index Fund-I
-----------------------------------------
10/31/04
-----------------------------------------
4/30/04                            $2,731
-----------------------------------------
4/30/03                            $    0
-----------------------------------------
4/30/02                            $    0
-----------------------------------------



-----------------------------------------
Thrivent Limited Maturity Bond
Fund
-----------------------------------------
10/31/04
-----------------------------------------
10/31/03                          $21,613
-----------------------------------------
10/31/02                          $17,785
-----------------------------------------



-----------------------------------------
Thrivent Money Market Fund
-----------------------------------------
10/31/04
-----------------------------------------
4/30/04                           $26,026
-----------------------------------------
4/30/03                           $     0
-----------------------------------------
4/30/02                           $     0
-----------------------------------------


Accounting Services Agreement


Pursuant to an Accounting Services Agreement (Agreement) between the Funds and Thrivent Financial, effective January 1, 1999, Thrivent Financial provides certain accounting and pricing services to the Funds. These services include calculating the daily net asset value per class share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based on subadviser communications; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for the Funds.

The principal reason for having Thrivent Financial provide these services is cost. Thrivent Financial has agreed to provide these services at rates that would not exceed the rates charged by unaffiliated vendors for similar services. The payments for the past three fiscal years (and the six-month period ending October 31, 2004, for those Funds that previously had fiscal years ending April
30) are shown below.



-------------------------------------------
Thrivent Technology Fund
-------------------------------------------
10/31/04
-------------------------------------------
4/30/04                             $27,567
-------------------------------------------
4/30/03                             $27,500
-------------------------------------------
4/30/02                             $27,500
-------------------------------------------



-------------------------------------------
Thrivent Partner Small Cap Value
Fund
-------------------------------------------
10/31/04
-------------------------------------------
4/30/04                             $27,600
-------------------------------------------
4/30/03                             $27,500
-------------------------------------------
4/30/02                             $27,500
-------------------------------------------

---------------------------------------
Thrivent Small Cap Stock Fund
---------------------------------------
10/31/04
---------------------------------------
4/30/04                         $56,525
---------------------------------------
4/30/03                         $55,000
---------------------------------------
4/30/02                         $55,000
---------------------------------------



---------------------------------------
Thrivent Small Cap Index Fund
---------------------------------------
10/31/04
---------------------------------------
4/30/04                         $26,225
---------------------------------------
4/30/03                         $27,500
---------------------------------------
4/30/02                         $27,500
---------------------------------------



---------------------------------------
Thrivent Mid Cap Growth Fund
---------------------------------------
10/31/04
---------------------------------------
10/31/03                        $45,000
---------------------------------------
10/31/02                        $     0
---------------------------------------



---------------------------------------
Thrivent Mid Cap Stock Fund
---------------------------------------
10/31/04
---------------------------------------
4/30/04                         $82,036
---------------------------------------
4/30/03                         $75,000
---------------------------------------
4/30/02                         $75,000
---------------------------------------



---------------------------------------
Thrivent Mid Cap Index Fund
---------------------------------------
10/31/04
---------------------------------------
4/30/04                         $27,220
---------------------------------------
4/30/03                         $27,500
---------------------------------------
4/30/02                         $27,500
---------------------------------------



---------------------------------------
Thrivent Mid Cap Index Fund-I
---------------------------------------
10/31/04
---------------------------------------
4/30/04                         $26,295
---------------------------------------
4/30/03                         $27,500
---------------------------------------
4/30/02                         $27,500
---------------------------------------



---------------------------------------------------
Thrivent Partner International Stock Fund
---------------------------------------------------
10/31/04
---------------------------------------------------
10/31/03                                    $45,000
---------------------------------------------------
10/31/02                                    $     0
---------------------------------------------------

----------------------------------------
Thrivent Large Cap Growth Fund
----------------------------------------
10/31/04
----------------------------------------
10/31/03                         $27,500
----------------------------------------
10/31/02                         $     0
----------------------------------------



---------------------------------------
Thrivent Large Cap Value Fund
---------------------------------------
10/31/04
---------------------------------------
10/31/03                        $27,500
---------------------------------------
10/31/02                        $     0
---------------------------------------



----------------------------------------
Thrivent Large Cap Stock Fund
----------------------------------------
10/31/04
----------------------------------------
4/30/04                         $190,311
----------------------------------------
4/30/03                         $145,000
----------------------------------------
4/30/02                         $145,000
----------------------------------------



----------------------------------------
Thrivent Large Cap Index Fund
----------------------------------------
10/31/04
----------------------------------------
4/30/04                         $27,566
----------------------------------------
4/30/03                         $27,500
----------------------------------------
4/30/02                         $27,500
----------------------------------------



-----------------------------------------
Thrivent Large Cap Index Fund-I
-----------------------------------------
10/31/04
-----------------------------------------
4/30/04                           $26,296
-----------------------------------------
4/30/03                           $27,500
-----------------------------------------
4/30/02                           $27,500
-----------------------------------------



--------------------------------
Thrivent Balanced Fund
--------------------------------
10/31/04
--------------------------------
4/30/04                  $57,956
--------------------------------
4/30/03                  $55,000
--------------------------------
4/30/02                  $55,000
--------------------------------



----------------------------------
Thrivent High Yield Fund
----------------------------------
10/31/04
----------------------------------
10/31/03                   $50,000
----------------------------------
10/31/02                   $     0
----------------------------------

-------------------------------------
Thrivent High Yield Fund II
-------------------------------------
10/31/04
-------------------------------------
4/30/04                       $45,777
-------------------------------------
4/30/03                       $45,000
-------------------------------------
4/30/02                       $45,000
-------------------------------------



--------------------------------------
Thrivent Municipal Bond Fund
--------------------------------------
10/31/04
--------------------------------------
10/31/03                       $50,000
--------------------------------------
10/31/02                       $     0
--------------------------------------



------------------------------
Thrivent Income Fund
------------------------------
10/31/04
------------------------------
10/31/03               $50,000
------------------------------
10/31/02               $     0
------------------------------



---------------------------------
Thrivent Core Bond Fund
---------------------------------
10/31/04
---------------------------------
4/30/04                   $57,902
---------------------------------
4/30/03                   $50,000
---------------------------------
4/30/02                   $50,000
---------------------------------



------------------------------------
Thrivent Bond Index Fund-I
------------------------------------
10/31/04
------------------------------------
4/30/04                      $27,545
------------------------------------
4/30/03                      $27,500
------------------------------------
4/30/02                      $27,500
------------------------------------



---------------------------------------------
Thrivent Limited Maturity Bond Fund
---------------------------------------------
10/31/04
---------------------------------------------
10/31/03                              $32,500
---------------------------------------------
10/31/02                              $     0
---------------------------------------------



------------------------------------
Thrivent Money Market Fund
------------------------------------
10/31/04
------------------------------------
4/30/04                      $50,000
------------------------------------
4/30/03                      $50,000
------------------------------------
4/30/02                      $50,000
------------------------------------

The Agreement continues in effect from year to year, as long as it is approved at least annually by the Funds' Board of Trustees or by a vote of the outstanding voting securities of the Funds. In either case, the Agreement must also be approved at least annually by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically if either party assigns the agreement. The Agreement also terminates without penalty by either party on 60-days' notice. The Agreement provides that neither Thrivent Financial, nor its personnel, shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreement.


Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, serves as the Trust's independent registered public accounting firm, providing professional services including audits of the Funds' annual financial statements, assistance and consultation in connection with Securities and Exchange Commission filings, and review of the annual income tax returns filed on behalf of the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions

In connection with the management of the investment and reinvestment of the assets of the Funds, the Advisory Contract authorizes Thrivent Investment Mgt., acting by its own officers, directors or employees or by a subadviser, including Mercator, T. Rowe Price, and Price International, to select the brokers or dealers that will execute purchase and sale transactions for the Funds. In executing portfolio transactions and selecting brokers or dealers, if any, Thrivent Investment Mgt. will use reasonable efforts to seek on behalf of the Funds the best overall terms available.

In assessing the best overall terms available for any transaction, Thrivent Investment Mgt. will consider all factors it deems relevant, including:

     (1)  the breadth of the market in and the price of the security,
     (2) the financial condition and execution capability of the broker or dealer, and
     (3) the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, Thrivent Investment Mgt. and the subadvisers may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to any other accounts over which Thrivent Investment Mgt., the subadvisers, or an affiliate of Thrivent Investment Mgt. or the subadvisers, exercises investment discretion. Thrivent Investment Mgt. and the subadvisers may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, Thrivent Investment Mgt. or the subadviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

To the extent that the receipt of the above-described services may supplant services for which Thrivent Investment Mgt. or the subadviser might otherwise have paid, it would, of course, tend to reduce the expenses of Thrivent Investment Mgt.

The Trust's Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of a subadviser participates. These procedures prohibit a Fund from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that a Fund could purchase in the underwritings.

The investment decisions for a Fund are and will continue to be made independently from those of other investment companies and accounts managed by Thrivent Investment Mgt., a subadviser, or their affiliates. Such other investment companies and accounts may also invest in the same securities as a Fund. When purchases and sales of the same security are made at substantially the same time on behalf of such other investment companies and accounts, transactions may be averaged as to the price and available investments allocated as to the amount in a manner which Thrivent Investment Mgt. and its affiliates believe to be equitable to each investment company or account, including the Fund. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtainable or sold by a Fund.

Affiliated Transactions


Brokerage Commissions

The following table shows the amount of brokerage commissions the Funds paid in each of the past three fiscal years (and the six-month period ending October 31, 2004, for those Funds that previously had fiscal years ending April 30):



-----------------------------------
Thrivent Technology Fund
-----------------------------------
10/31/04
-----------------------------------
4/30/04                    $126,250
-----------------------------------
4/30/03                    $133,900
-----------------------------------
4/30/02                           *
-----------------------------------



------------------------------------------------
Thrivent Partner Small Cap Value Fund
------------------------------------------------
10/31/04
------------------------------------------------
4/30/04                                 $169,513
------------------------------------------------
4/30/03                                 $251,907
------------------------------------------------
4/30/02                                        *
------------------------------------------------



------------------------------------------
Thrivent Small Cap Stock Fund
------------------------------------------
10/31/04
------------------------------------------
4/30/04                         $1,444,220
------------------------------------------
4/30/03                         $1,470,566
------------------------------------------
4/30/02                                  *
------------------------------------------

---------------------------------------
Thrivent Small Cap Index Fund
---------------------------------------
10/31/04
---------------------------------------
4/30/04                         $14,928
---------------------------------------
4/30/03                         $15,298
---------------------------------------
4/30/02                               *
---------------------------------------



----------------------------------------
Thrivent Mid Cap Growth Fund
----------------------------------------
10/31/04
----------------------------------------
10/31/03                        $410,636
----------------------------------------
10/31/02                        $259,497
----------------------------------------



----------------------------------------
Thrivent Mid Cap Stock Fund
----------------------------------------
10/31/04
----------------------------------------
4/30/04                       $2,976,186
----------------------------------------
4/30/03                       $1,326,742
----------------------------------------
4/30/02                                *
----------------------------------------



-------------------------------------
Thrivent Mid Cap Index Fund
-------------------------------------
10/31/04
-------------------------------------
4/30/04                       $17,748
-------------------------------------
4/30/03                       $14,684
-------------------------------------
4/30/02                             *
-------------------------------------



--------------------------------------
Thrivent Mid Cap Index Fund-I
--------------------------------------
10/31/04
--------------------------------------
4/30/04                         $7,485
--------------------------------------
4/30/03                         $9,208
--------------------------------------
4/30/02                              *
--------------------------------------



---------------------------------------------------
Thrivent Partner International Stock Fund
---------------------------------------------------
10/31/04
---------------------------------------------------
10/31/03                                    $98,710
---------------------------------------------------
10/31/02                                    $87,847
---------------------------------------------------



-----------------------------------------
Thrivent Large Cap Growth Fund
-----------------------------------------
10/31/04
-----------------------------------------
10/31/03                         $123,432
-----------------------------------------
10/31/02                         $ 86,995
-----------------------------------------

---------------------------------------
Thrivent Large Cap Value Fund
---------------------------------------
10/31/04
---------------------------------------
10/31/03                        $64,641
---------------------------------------
10/31/02                        $68,005
---------------------------------------



------------------------------------------
Thrivent Large Cap Stock Fund
------------------------------------------
10/31/04
------------------------------------------
4/30/04                         $2,140,800
------------------------------------------
4/30/03                         $  704,582
------------------------------------------
4/30/02                                  *
------------------------------------------



---------------------------------------
Thrivent Large Cap Index Fund
---------------------------------------
10/31/04
---------------------------------------
4/30/04                         $23,151
---------------------------------------
4/30/03                         $12,590
---------------------------------------
4/30/02                               *
---------------------------------------



-----------------------------------------
Thrivent Large Cap Index Fund-I
-----------------------------------------
10/31/04
-----------------------------------------
4/30/04                           $21,089
-----------------------------------------
4/30/03                           $16,390
-----------------------------------------
4/30/02                                 *
-----------------------------------------



---------------------------------
Thrivent Balanced Fund
---------------------------------
10/31/04
---------------------------------
4/30/04                  $223,412
---------------------------------
4/30/03                  $ 98,689
---------------------------------
4/30/02                         *
---------------------------------



----------------------------------
Thrivent High Yield Fund
----------------------------------
10/31/04
----------------------------------
10/31/03                   $11,767
----------------------------------
10/31/02                   $ 7,836
----------------------------------



---------------------------------------
Thrivent High Yield Fund II**
---------------------------------------
10/31/04
---------------------------------------
4/30/04                         $12,310
---------------------------------------
4/30/03                         $ 6,398
---------------------------------------
4/30/02                               *
---------------------------------------

---------------------------------
Thrivent Municipal Bond Fund
---------------------------------
10/31/04
---------------------------------
10/31/03                       $0
---------------------------------
10/31/02                       $0
---------------------------------



------------------------------
Thrivent Income Fund
------------------------------
10/31/04
------------------------------
10/31/03               $     0
------------------------------
10/31/02               $14,830
------------------------------



----------------------------
Thrivent Core Bond Fund
----------------------------
10/31/04
----------------------------
4/30/04                   $0
----------------------------
4/30/03                   $0
----------------------------
4/30/02                    *
----------------------------



-------------------------------
Thrivent Bond Index Fund-I
-------------------------------
10/31/04
-------------------------------
4/30/04                      $0
-------------------------------
4/30/03                      $0
-------------------------------
4/30/02                       *
-------------------------------



---------------------------------------------
Thrivent Limited Maturity Bond  Fund
---------------------------------------------
10/31/04
---------------------------------------------
10/31/03                               $    0
---------------------------------------------
10/31/02                               $2,330
---------------------------------------------



-------------------------------
Thrivent Money Market Fund
-------------------------------
10/31/04
-------------------------------
4/30/04                      $0
-------------------------------
4/30/03                      $0
-------------------------------
4/30/02                       *
-------------------------------


        * The amount of brokerage commissions these Funds paid during the fiscal year ending 4/30/02 is not available. The total amount of brokerage commissions paid by The AAL Mutual Funds during the fiscal year ending 4/30/02 was $4,972,752.


        **   Amount paid to affiliated broker-dealer was $    for the six-month
                                                          ---
             period ending October 31, 2004, $0 for the fiscal year ended April
             30, 2004, $500 for the fiscal year ended April 30, 2003, and $1,712 for the fiscal year ended April 30, 2002.

The table below indicates the total amount of brokerage commissions paid by each Fund to firms that provided research services and the aggregate amount of transactions relating to such commissions for the most recent fiscal year (and the six-month period ending October 31, 2004, for those Funds that previously had fiscal years ending April 30). The provision of research services was not necessarily a factor in the placement of brokerage business with these firms.



--------------------------------------------------------------------------
                                                               Aggregate
Fund Name                                      Commissions    Transactions
--------------------------------------------------------------------------
Thrivent Technology Fund                          118,527       54,969,006
--------------------------------------------------------------------------
Thrivent Technology Fund 10/30/04
--------------------------------------------------------------------------
Thrivent Partner Small Cap Value Fund             160,378       85,487,290
--------------------------------------------------------------------------
Thrivent Partner Small Cap Value Fund
10/30/04
--------------------------------------------------------------------------
Thrivent Small Cap Stock Fund                   1,324,244      667,009,829
--------------------------------------------------------------------------
Thrivent Small Cap Stock Fund 10/30/04
--------------------------------------------------------------------------
Thrivent Small Cap Index Fund                      12,909       15,084,632
--------------------------------------------------------------------------
Thrivent Small Cap Index Fund 10/31/04
--------------------------------------------------------------------------
Thrivent Mid Cap Growth Fund
--------------------------------------------------------------------------
Thrivent Mid Cap Stock Fund                     2,727,408    1,667,807,432
--------------------------------------------------------------------------
Thrivent Mid Cap Stock Fund 10/31/04
--------------------------------------------------------------------------
Thrivent Mid Cap Index Fund                        10,821       15,132,235
--------------------------------------------------------------------------
Thrivent Mid Cap Index Fund 10/31/04
--------------------------------------------------------------------------
Thrivent Mid Cap Index Fund-I                       4,576        8,037,971
--------------------------------------------------------------------------
Thrivent Mid Cap Index Fund-I 10/31/04
--------------------------------------------------------------------------
Thrivent Partner International Stock Fund
--------------------------------------------------------------------------
Thrivent Large Cap Growth Fund
--------------------------------------------------------------------------
Thrivent Large Cap Value Fund
--------------------------------------------------------------------------
Thrivent Large Cap Stock Fund                   2,021,380    1,314,371,522
--------------------------------------------------------------------------
Thrivent Large Cap Stock Fund 10/31/04
--------------------------------------------------------------------------
Thrivent Large Cap Index Fund                      19,967       23,023,313
--------------------------------------------------------------------------
Thrivent Large Cap Index Fund 10/31/04
--------------------------------------------------------------------------
Thrivent Large Cap Index Fund-I                     5,339        6,238,805
--------------------------------------------------------------------------
Thrivent Large Cap Index Fund-I 10/31/04
--------------------------------------------------------------------------
Thrivent Balanced Fund                            210,284      130,296,374
--------------------------------------------------------------------------
Thrivent Balanced Fund 10/31/04
--------------------------------------------------------------------------
Thrivent High Yield Fund
--------------------------------------------------------------------------
Thrivent High Yield Fund II                             0                0
--------------------------------------------------------------------------
Thrivent High Yield Fund II 10/31/04
--------------------------------------------------------------------------
Thrivent Municipal Bond Fund
--------------------------------------------------------------------------
Thrivent Income Fund
--------------------------------------------------------------------------
Thrivent Core Bond Fund                                 0                0
--------------------------------------------------------------------------
Thrivent Core Bond Fund 10/31/04
--------------------------------------------------------------------------
Thrivent Bond Index Fund-I                              0                0
--------------------------------------------------------------------------
Thrivent Bond Index Fund-I 10/31/04                     0                0
--------------------------------------------------------------------------
Thrivent Limited Maturity Bond Fund 10/31/04
--------------------------------------------------------------------------
Thrivent Money Market Fund                              0                0
--------------------------------------------------------------------------
Thrivent Money Market Fund 10/31/04
--------------------------------------------------------------------------

Portfolio Turnover Rates

The rate of portfolio turnover in the Funds will not be a limiting factor when Thrivent Investment Mgt. or the subadviser deems changes in a Fund's portfolio appropriate in view of its investment objectives. As a result, while a Fund will not purchase or sell securities solely to achieve short term trading profits, a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund's investment objective. A higher degree of equity portfolio activity will increase brokerage costs to a Fund. The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.


The following table shows the portfolio turnover rates for the Funds for the last three fiscal years (and the six-month period ending October 31, 2004, for those Funds that previously had fiscal years ending April 30):



------------------------------
Thrivent Technology Fund
------------------------------
10/31/04                   23%
------------------------------
4/30/04                    67%
------------------------------
4/30/03                    67%
------------------------------
4/30/02                    57%
------------------------------



--------------------------------------------
Thrivent Partner Small Cap Value Fund
--------------------------------------------
10/31/04                                 96%
--------------------------------------------
4/30/04                                  80%
--------------------------------------------
4/30/03                                 147%
--------------------------------------------
4/30/02                                  50%
--------------------------------------------



-------------------------------------
Thrivent Small Cap  Stock Fund
-------------------------------------
10/31/04                          52%
-------------------------------------
4/30/04                          106%
-------------------------------------
4/30/03                           97%
-------------------------------------
4/30/02                           59%
-------------------------------------



-----------------------------------
Thrivent Small Cap Index Fund
-----------------------------------
10/31/04                        17%
-----------------------------------
4/30/04                         18%
-----------------------------------
4/30/03                         18%
-----------------------------------
4/30/02                         18%
-----------------------------------



-----------------------------------
Thrivent Mid Cap Growth Fund
-----------------------------------
10/31/04                       154%
-----------------------------------
10/31/03                        76%
-----------------------------------
10/31/02                        55%
-----------------------------------

----------------------------------
Thrivent Mid Cap Stock Fund
----------------------------------
10/31/04                       46%
----------------------------------
4/30/04                       123%
----------------------------------
4/30/03                        48%
----------------------------------
4/30/02                        97%
----------------------------------



---------------------------------
Thrivent Mid Cap Index Fund
---------------------------------
10/31/04                       8%
---------------------------------
4/30/04                       30%
---------------------------------
4/30/03                       16%
---------------------------------
4/30/02                       15%
---------------------------------



-----------------------------------
Thrivent Mid Cap Index Fund-I
-----------------------------------
10/31/04                         8%
-----------------------------------
4/30/04                         13%
-----------------------------------
4/30/03                         22%
-----------------------------------
4/30/02                         21%
-----------------------------------



-----------------------------------------------
Thrivent Partner International Stock Fund
-----------------------------------------------
10/31/04                                    78%
-----------------------------------------------
10/31/03                                    27%
-----------------------------------------------
10/31/02                                    22%
-----------------------------------------------



-------------------------------------
Thrivent Large Cap Growth Fund
-------------------------------------
10/31/04                          43%
-------------------------------------
10/31/03                         111%
-------------------------------------
10/31/02                          59%
-------------------------------------



------------------------------------
Thrivent Large Cap Value Fund
------------------------------------
10/31/04                         64%
------------------------------------
10/31/03                         64%
------------------------------------
10/31/02                        109%
------------------------------------



-----------------------------------
Thrivent Large Cap Stock Fund
-----------------------------------
10/31/04                        43%
-----------------------------------
4/30/04                         22%
-----------------------------------
4/30/03                          5%
-----------------------------------
4/30/02                          3%
-----------------------------------

-----------------------------------
Thrivent Large Cap Index Fund
-----------------------------------
10/31/04                         5%
-----------------------------------
4/30/04                          6%
-----------------------------------
4/30/03                         16%
-----------------------------------
4/30/02                          4%
-----------------------------------



-------------------------------------
Thrivent Large Cap Index Fund-I
-------------------------------------
10/31/04                           4%
-------------------------------------
4/30/04                           27%
-------------------------------------
4/30/03                           23%
-------------------------------------
4/30/02                            3%
-------------------------------------



-----------------------------
Thrivent Balanced Fund
-----------------------------
10/31/04                 114%
-----------------------------
4/30/04                  194%
-----------------------------
4/30/03                   69%
-----------------------------
4/30/02                   76%
-----------------------------



------------------------------
Thrivent High Yield Fund
------------------------------
10/31/04                   73%
------------------------------
10/31/03                   96%
------------------------------
10/31/02                   77%
------------------------------



-----------------------------------
Thrivent High Yield Fund II*
-----------------------------------
10/31/04                        55%
-----------------------------------
4/30/04                         91%
-----------------------------------
4/30/03                        103%
-----------------------------------
4/30/02                         72%
-----------------------------------



----------------------------------
Thrivent Municipal Bond Fund
----------------------------------
10/31/04                        5%
----------------------------------
10/31/03                        6%
----------------------------------
10/31/02                       13%
----------------------------------



---------------------------
Thrivent Income Fund
---------------------------
10/31/04               203%
---------------------------
10/31/03               312%
---------------------------
10/31/02               170%
---------------------------

------------------------------
Thrivent Core Bond Fund
------------------------------
10/31/04                  167%
------------------------------
4/30/04                   463%
------------------------------
4/30/03                   149%
------------------------------
4/30/02                   160%
------------------------------



---------------------------------
Thrivent Bond Index Fund-I
---------------------------------
10/31/04                     184%
---------------------------------
4/30/04                      305%
---------------------------------
4/30/03                       90%
---------------------------------
4/30/02                       92%
---------------------------------



-------------------------------------------
Thrivent Limited Maturity Bond  Fund
-------------------------------------------
10/31/04                               230%
-------------------------------------------
10/31/03                               297%
-------------------------------------------
10/31/02                               288%
-------------------------------------------



--------------------------------
Thrivent Money Market Fund
--------------------------------
10/31/04                     N/A
--------------------------------
4/30/04                      N/A
--------------------------------
4/30/03                      NA
--------------------------------
4/30/02                      N/A
--------------------------------



The portfolio turnover rate for Thrivent Mid Cap Growth Fund for the period ending October 31, 2004, is largely attributable to its sale of securities in connection with the merger of Lutheran Brotherhood Opportunity Growth Fund and Lutheran Brotherhood Mid Cap Growth Fund. The portfolio turnover rates for Thrivent Mid Cap Stock Fund and Thrivent Large Cap Growth Fund during the periods ending April 30, 2004 and October 31, 2003, respectively, reflect the active management style of the adviser. The portfolio turnover rates for Thrivent Balanced Fund, Thrivent Income Fund, Thrivent Core Bond Fund, Thrivent Bond Index Fund-I, and Thrivent Limited Maturity Bond Fund reflect the mortgage dollar roll program (which involves the purchase and sale of mortgage-backed securities) used by the investment adviser. In addition, the portfolio turnover rate for Thrivent Bond Index Fund-I for the period ending April 30, 2004 was affected by the sale of securities which that Fund made after a large institutional client redeemed its shares in that Fund.

PURCHASE, REDEMPTION, AND PRICING OF SHARES

Purchasing Shares

Initial purchases of Fund shares must be made by check and accompanied by an application. Subsequent purchases may be made by:


     .    check;
     .    Federal Reserve or bank wire;
     .    telephone;
     .    internet;
     .    Automatic Bank Withdrawal Plan; and
     .    automatic payroll deduction.


Use of checks, Federal Reserve or bank wire and Invest-by-Phone is explained in the Fund's prospectus.


Automatic Bank Withdrawal Plan

Under the program, funds may be withdrawn monthly from the shareholder's checking account and invested in the Funds. Thrivent Investment Mgt. representatives will provide shareholders with the necessary authorization forms.


Automatic Payroll Deduction

Under the Automatic Payroll Deduction program, funds may be withdrawn monthly from the payroll account of any eligible shareholder of a Fund and invested in a Fund. To be eligible for this program, the shareholder's employer must permit and be qualified to conduct automatic payroll deductions. Thrivent Investment Mgt. representatives will provide shareholders with the necessary authorization forms.

Sales Charges

Purchases of Fund shares (other than Class A shares of Thrivent Money Market Fund or Thrivent Limited Maturity Bond Fund and the Institutional Class shares) carry either an initial sales charges (Class A) or contingent deferred sales charge (Class B). This is explained in the section of the Funds' prospectus relating to such shares entitled, "Choosing Your Class of Shares", which also lists ways to reduce or avoid sales charges on subsequent purchases.

In addition to the situations described in the prospectus, sales charges are waived when shares are purchased by:

     . directors and regular full-time and regular part-time employees of Thrivent Financial and its subsidiaries and affiliates;
     . members of Thrivent Financial's sales force and a spouse or minor child of a sales force member; and
     . any trust, pension, profit-sharing or other benefit plan for such persons.

Full-Time Employees

Regular full-time and regular part-time employees of Thrivent Financial are persons who are defined as such by the Thrivent Financial Human Resources Policy Manual.

Restriction on Sale of Shares Purchased

Sales to any of the persons or groups mentioned in this section are made only with the purchaser's written promise that the shares will not be resold, except through redemption or repurchase by or on behalf of a Fund.

Net Asset Value of Shares

The net asset value per share of each class is determined at the close of each day the New York Stock Exchange is open, or any other day as provided by Rule 22c-1 under the Investment Company Act of 1940. Determination of net asset value may be suspended when the Exchange is closed or if certain emergencies have been determined to exist by the Securities and Exchange Commission, as allowed by the Investment Company Act of 1940.

Net asset value per share is determined by adding the market or appraised value of all portfolio securities and other assets attributable to each class of shares; subtracting liabilities attributable to such class; and dividing the result by the number of shares of such class outstanding.

The market value of each Fund's portfolio securities is determined at the close of regular trading of the New York Stock Exchange (the "Exchange") on each day the Exchange is open. The value of portfolio securities is determined in the following manner:

     . Equity securities traded on the Exchange or any other national securities exchange are valued at the last sale price. If there has been no sale on that day or if the security is unlisted, it is valued at the current bid price considered best to represent value in the circumstances.

     . Equity securities not traded on a national securities exchange are valued at the current bid price considered best to represent the value in the circumstances, except that securities for which quotations are furnished through the nationwide automated quotation system approved by the NASDAQ will be valued at their last sales prices so furnished on the date of valuation, if such quotations are available for sales occurring on that day.

     . Bonds and other income securities traded on a national securities exchange will be valued at the last sale price on such national securities exchange that day. Thrivent Investment Mgt. may value such securities on the basis of prices provided by an independent pricing service or within the range of the current bid and asked prices considered best to represent the value in the circumstances, if those prices are believed to better reflect the fair market value of such exchange listed securities.

     . Bonds and other income securities not traded on a national securities exchange will be valued at the current bid price considered best to represent the value in the circumstances. Such securities may also be valued on the basis of prices provided by an independent pricing service if those prices are believed to reflect the fair market value of such securities.

For all Funds other than Thrivent Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost; those with maturities greater than 60 days are valued at the mean between bid and asked price.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data employed in determining valuation for such securities.

All other securities and assets will be appraised at fair value as determined by the Board of Trustees.

Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in computing the net asset value of shares of a Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities and exchange rates may occur between the times at which they are determined and the close of the Exchange, which will not be reflected in the computation of net asset values. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Trustees of the Fund.

For purposes of determining the net asset value of shares of a Fund all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars based upon an exchange rate quoted by a major bank that is a regular participant in the foreign exchange market. Foreign securities may also be priced on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

Thrivent Money Market Fund

Securities held by Thrivent Money Market Fund are valued on the basis of amortized cost, which involves a constant amortization of premium or accretion of discount to maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods in which the value as determined by amortized cost is higher or lower than the price Thrivent Money Market Fund would receive if it sold the security.

Thrivent Money Market Fund anticipates that under ordinary and usual circumstances it will be able to maintain a constant net asset value of $1.00 per share and Thrivent Money Market Fund will use its best efforts to do so. However, such maintenance at $1.00 might not be possible if (1) there are changes in short-term interest rates or other factors such as unfavorable changes in the credit of issuers affecting the values of the securities held by Thrivent Money Market Fund and Thrivent Money Market Fund is compelled to sell such securities at a time when the prices which it is able to realize vary significantly from the values determined on the amortized cost basis or (2) Thrivent Money Market Fund should have negative net income. It is expected that Thrivent Money Market Fund will have positive net income at the time of each determination thereof.

The utilization of the amortized cost method of valuation requires compliance with the requirements of Rule 2a-7 under the 1940 Act. Such compliance requires, among other things, the following:

(1) The Trustees must adopt procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations (or an appropriate substitute which reflects current market conditions) from Thrivent Money Market Fund's net asset value per share under the amortized cost valuation method will be determined at such intervals as the Trustees deem appropriate and reasonable in light of current market conditions, and the Trustees must review periodically the amount of the deviation as well as the methods used to calculate the deviation;

(2) In the event such deviation from Thrivent Money Market Fund's net asset value under the amortized cost valuation method exceeds 1/2 of 1%, the Trustees must promptly consider what action should be initiated by them, and when the Trustees believe the extent of any deviation from Thrivent Money Market Fund's net asset value per share under the amortized cost valuation method may result in material dilution or any other unfair results to investors or existing shareholders, they must take such action as they deem appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results (shareholders will be notified in the event any such corrective action is taken by the Trustees);

(3) Thrivent Money Market Fund may not purchase any instrument with a remaining maturity greater than 397 calendar days or maintain a dollar-weighted average portfolio maturity that exceeds 90 days;

(4) Thrivent Money Market Fund must limit its portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Trustees determine present minimal credit risks and which are "eligible securities" as defined in Rule 2a-7; and

(5) Thrivent Money Market Fund must record, maintain and preserve certain records and observe certain reporting obligations in accordance with Rule 2a-7.

Securities in which Thrivent Money Market Fund invests must be U.S. dollar-denominated Eligible Securities (as defined in Rule 2a-7 under the 1940
Act) that are determined to present minimal credit risks. In general, the term "Eligible Security" is limited to any security that:

     (1) (a) either (i) has received a short-term rating from a nationally recognized statistical rating organization (NRSRO") or has been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the security or (ii) is subject to a guarantee that has received a short-term rating from an NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security with the guarantee, (b) has a remaining maturity of 397 calendar days or less and (c) has received a rating from the requisite number of NRSROs (i.e.. two, if two organizations have issued ratings and one if only one has issued a rating) in one of the two highest short-term major rating categories; or

     (2) is unrated but is of comparable quality to a rated security as described in (1), above, and which at the time of issuance (a) had a remaining maturity of more than 397 calendar days and now has a remaining maturity of 397 calendar days or less, and (b) has not received a long-term rating from an NRSRO in any NRSRO major rating category outside of the NRSRO's three highest major rating categories, unless the security has received a long-term rating from the requisite number of NRSROs (i.e., two, if two organizations have issued ratings and one if only one has issued a rating) in one of the three highest long-term major rating categories.

As indicated in the Prospectus, at least 95% of Thrivent Money Market Fund's total assets will consist of government securities and "first tier" eligible securities as defined in Rule 2a-7 under the 1940 Act. The balance of Thrivent Money Market Fund's assets will be invested in "second tier" eligible securities as defined in Rule 2a-7. For this purpose, "second tier" eligible securities generally are those which have been (i) rated by at least two nationally recognized statistical rating organizations in one of the two highest rating categories for short-term obligations (or so rated by one such organization if it alone has rated the security), (ii) issued by an issuer with comparable short-term obligations that are rated in one of the two highest rating categories, or (iii) if unrated, determined to be comparable to such securities. Thrivent Money Market Fund may not invest more than the greater of 1% of its total assets or $1 million in "second tier" eligible securities of any single issuer.

Conversion to Federal Funds

It is Thrivent Money Market Fund's policy to be as fully invested as possible so that maximum interest may be earned on money market instruments in the Fund's portfolio. To that end, all payments from investors must be in federal funds or be converted into federal funds when deposited to State Street Bank' account at the Boston Federal Reserve Bank. This conversion must be made before shares are purchased. State Street Bank will act as the investor's agent in depositing checks and converting them to federal funds. State Street will convert the funds and enter the investor's order for shares within two days of receipt of the check.

Redeeming Shares

Shares may be redeemed with requests made:


     .    in writing;
     .    through telephone or internet; or
     .    through the systematic withdrawal plan.


All methods of redemption are described in the Funds' prospectus under "Redeeming Shares".




TAX STATUS

The Funds' Tax Status

The Funds expect to pay no federal income tax because they intend to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

     . derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, and certain other investments;
     .    invest in securities within certain statutory limits; and
     .    distribute at least 90% of its ordinary income to shareholders.

It is each Fund's policy to distribute substantially all of its income on a timely basis, including any net realized gains on investments each year.

To avoid payment of a 4% excise tax, each Fund is also generally required to distribute to shareholders at least 98% of its ordinary income earned during the calendar year and 98% of its net capital gains realized during the 12-month period ending October 31.

Shareholders' Tax Status

Information on a shareholder's tax status is described in the Fund's prospectus under "Taxes."


Capital Gains


While the Funds do not intend to engage in short-term trading, they may dispose of securities held for only a short time if Thrivent Investment Mgt. believes it to be advisable. Such changes may result in the realization of capital gains. Each Fund distributes its realized gains in accordance with federal tax regulations. Distributions from any net realized capital gains will usually be declared in December.

DESCRIPTION OF DEBT RATINGS

A Fund's investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody's or S&P or, if unrated, determined by Thrivent Investment Mgt. to be of comparable quality). The percentage of a Fund's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, in unrated, deemed comparable by Thrivent Investment Mgt.

Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by Thrivent Investment Mgt.

Below Investment Grade, High Yield Securities ("Junk Bonds") are those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are considered predominantly speculative with respect to the issuer's ability to repay principal and interest.

Moody's Investors Service, Inc. describes grades of corporate debt securities and "Prime-1" and "Prime-2" commercial paper as follows:

Bonds:

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     .    Leading market positions in well-established industries.
     .    High rates of return of funds employed.
     . Conservative capitalization structures with moderate reliance on debt and ample asset protection.
     . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
     . Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Corporation describes grades of corporate debt securities and "A" commercial paper as follows:

Bonds:

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.

BBB Debt rated BBB exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments on the obligation in this category than in higher rated categories.

BB Debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity of the obligor to meet its financial commitments on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B Debt rated B is more vulnerable to nonpayment but currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.

     The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC Debt rated CCC is vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

     The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC   The rating CC typically is currently highly vulnerable to nonpayment.

C The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on the obligation are being continued.

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D    Debt rated D is in payment default. The D rating category is used when payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on the obligation are jeopardized.

Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

Commercial Paper: Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: liquidity ratios are better than the industry average; long-term senior debt rating is "A" or better (however, in some cases a "BBB" long-term rating may be acceptable); the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

Also, the issuer's industry typically is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

INDEX INFORMATION

The S&P 500

The S&P 500 is a broad index of larger capitalization stocks. It is composed of 500 common stocks representing more than 70% of the total market value of all publicly traded common stocks. The index is constructed by Standard & Poor's, which chooses stocks on the basis of market values and industry diversification. Most of the largest 500 companies listed on the U.S. stock exchanges are included in the index. Most stocks in the index are listed on the New York Stock Exchange. A much smaller number come from the American Stock Exchange and the over-the-counter market. The index is capitalization-weighted, that is, stocks with a larger capitalization (shares outstanding times current price) have a greater weight in the index. Selection of a stock for inclusion in the S&P 500 in no way implies an opinion by Standard & Poor's as to its attractiveness as an investment.

The S&P MidCap 400 Index

The S&P MidCap 400 Index is a capitalization weighted index of 400 domestic stocks chosen for market size, liquidity and industry representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market share value, which is share price times the number of shares outstanding. These are summed up for all 400 stocks and divided by a predetermined base value. The base value for the Standard & Poor's MidCap 400 Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights and substitutions, as well as other activities.

The S&P SmallCap 600 Index

The S&P SmallCap 600 Index is a capitalization weighted index of 600 domestic stocks chosen for market size, liquidity and industry representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market share value, which is share price times the number of shares outstanding. These are summed up for all 600 stocks and divided by a predetermined base value. The base value for the

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Standard & Poor's SmallCap 600 Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights and substitutions, as well as other activities.

Disclaimers and Limitations of Liabilities of Standard & Poor's

The disclaimers and limitations set forth below are set forth in a contract between Standard & Poor's and Thrivent Investment Mgt. The product refers to the equity-based Index Funds:

     .    Thrivent Large Cap Index Fund
     .    Thrivent Large Cap Index Fund-I
     .    Thrivent Mid Cap Index Fund
     .    Thrivent Mid Cap Index Fund- I
     .    Thrivent Small Cap Index Fund

The Licensee refers to Thrivent Investment Mgt. Standard & Poor's requires that such disclaimers be disclosed in this Registration Statement.

The product is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500, the S&P MidCap 400 Index or the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P, the S&P 500, the S&P MidCap 400 Index and the S&P SmallCap 600 Index which is determined, composed and calculated by S&P without regard to Licensee or the product. S&P has no obligation to take the needs of the Licensee or the owners of the product into consideration in determining, composing or calculating the S&P 500, the S&P MidCap 400 Index and the S&P SmallCap 600. S&P is not responsible for, and has not participated in the determination of the prices and amount of the product or timing of the issuance or sale of the product or in the determination or calculation of the equation by which the product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the product.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500, the S&P MidCap 400 Index or the S&P SmallCap 600 Index, or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to the results obtained by Licensee, owners of the product or any other person or entity from the use of the S&P 500, the S&P MidCap 400 Index and the S&P SmallCap 600 Index, or any data included therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500, the S&P MidCap 400 Index and the S&P SmallCap 600 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS


                    [To be provided by subsequent amendment.]


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APPENDIX A

--------------------------------------------------------------------------------

                      THRIVENT FINANCIAL FOR LUTHERANS and
                       THRIVENT INVESTMENT MANAGEMENT INC.
                    PROXY VOTING PROCESS AND POLICIES SUMMARY

--------------------------------------------------------------------------------

..    RESPONSIBILITY TO VOTE PROXIES

     Overview. Thrivent Financial for Lutherans and Thrivent Investment Management Inc. ("Thrivent Financial") recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, Thrivent Financial analyzes the proxy statements of issuers whose stock is owned by the investment companies which it sponsors and serves as investment adviser ("Thrivent Funds") and by institutional accounts who have requested that Thrivent Financial be involved in the proxy process.

     Thrivent Financial has adopted Proxy Voting Policies and Procedures ("Policies and Procedures") for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

     Fiduciary Considerations. It is the policy of Thrivent Financial that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Thrivent Fund. Proxies are voted solely in the interests of the client, Thrivent Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Logistics involved may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

     Consideration Given Management Recommendations. One of the primary factors Thrivent Financial considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company's management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company's board of directors. Accordingly, Thrivent Financial believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company's management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

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ADMINISTRATION OF POLICIES AND PROCEDURES

          Portfolio Compliance and Valuation Committee. Thrivent Financial's Portfolio Compliance and Valuation Committee ("Compliance Committee") is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. While the Compliance Committee sets voting guidelines and serves as a resource for Thrivent Financial portfolio management, it does not have proxy voting authority for any Thrivent Fund or institutional account. Rather, this responsibility is held by Thrivent Financial portfolio management and investment operations.

          Investment Operations. The Investment Operations Staff ("Investment Operations") is responsible for administering the proxy voting process as set forth in the Policies and Procedures, and for ensuring that all meeting notices are reviewed and important non-routine proxy matters are communicated to the portfolio managers for consideration.

..    HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

          In order to facilitate the proxy voting process, Thrivent Financial has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Compliance Committee relies upon ISS research in helping to establish Thrivent Financial's proxy voting guidelines, Thrivent Financial may deviate from ISS recommendations on general policy issues or specific proxy proposals.

                              Meeting Notification

          Thrivent Financial utilizes ISS' voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles Thrivent Financial holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to Thrivent Financial through both ProxyMaster.com and VoteX, ISS web-based applications. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Thrivent Financial upon request.

Vote Determination

          ISS provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with Thrivent Financial. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

          Portfolio managers may decide to vote their proxies inconsistently with Thrivent Financial's policies as set by the Compliance Committee and instruct Investment Operations to vote all proxies accordingly. Portfolio managers who vote their proxies inconsistent with Thrivent Financial's guidelines

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are required to document the rationale for their vote. Investment Operations is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to Thrivent Financial's policy.

Summary of Thrivent Financial's Voting Policies

          Specific voting guidelines have been adopted by the Compliance Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to shareholders upon request. The following is a summary of the significant Thrivent Financial policies:

          Board Structure and Composition Issues - Thrivent Financial believes boards are expected to have a majority of directors independent of management. The independent directors are expected to organize much of the board's work, even if the chief executive officer also serves as chairman of the board. Key committees (audit, compensation, and nominating/corporate governance) of the board are expected to be entirely independent of management. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Individual directors, in turn, are expected to devote significant amounts of time to their duties, to limit the number of directorships they accept, and to own a meaningful amount of stock in companies on whose boards they serve. As such, Thrivent Financial withholds votes for directors who miss more than one-fourth of the scheduled board meetings. Thrivent Financial votes against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals. For the same reasons, Thrivent Financial votes for proposals that seek to fix the size of the board.

          Executive and Director Compensation - Non-salary compensation remains one of the most sensitive and visible corporate governance issues. Although shareholders have little say about how much the CEO is paid in salary and bonus, they do have a major voice in approving stock option and incentive plans. Stock option plans transfer significant amounts of wealth from shareholders to employees, and in particular to executives and directors. Rightly, the cost of these plans must be in line with the anticipated benefits to shareholders. Clearly, reasonable limits must be set on dilution as well as administrative authority. In addition, shareholders must consider the necessity of the various pay programs and examine the appropriateness of award types. Consequently, the pros and cons of these proposals necessitate a case-by-case evaluation. Generally, Thrivent Financial opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, and dilution to shareholders.

Ratification of Auditors - Annual election of the outside accountants is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside accountants, we believe that outside accountants must ultimately be accountable to shareholders. Given the rash of accounting irregularities that were not detected by audit panels or auditors, shareholder ratification is an essential step in restoring investor confidence. In line with this, Thrivent Financial votes for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

          Mergers and Acquisitions, Anti-Takeover and Corporate Governance Issues - Thrivent Financial votes on mergers and acquisitions on a case-by-case basis, taking the following into account: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies;

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how the deal was negotiated; the opinion of the financial advisor; potential conflicts of interest between management's interests and shareholders' interests; and changes in corporate governance and their impact on shareholder rights. Thrivent Financial generally opposes anti-takeover measures since they adversely impact shareholder rights. Also, Thrivent Financial will consider the dilutive impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.

          Social, Environmental and Corporate Responsibility Issues - In addition to moral and ethical considerations intrinsic to many of these proposals, Thrivent Financial recognizes their potential for impact on the economic performance of the company. Thrivent Financial balances these considerations carefully. On proposals which are primarily social, moral or ethical, Thrivent Financial believes it is impossible to vote in a manner that would accurately reflect the views of the beneficial owners of the portfolios that it manages. As such, on these items Thrivent Financial abstains. When voting on matters with apparent economic or operational impacts on the company, Thrivent Financial realizes that the precise economic effect of such proposals is often unclear. Where this is the case, Thrivent Financial relies on management's assessment, and generally votes with company management.

Vote Execution and Monitoring of Voting Process

          Once the vote has been determined, Investment Operations enters votes electronically into ISS's ProxyMaster or VoteX system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to Thrivent Financial indicating that the votes were successfully transmitted.

          On a periodic basis, Investment Operations queries the ProxyMaster or VoteX system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders' meeting is approaching, Investment Operations contacts the applicable portfolio manager if the vote for a particular client or Thrivent Fund has not yet been recorded in the computer system on a non-routine proposal.

          Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

Monitoring and Resolving Conflicts of Interest

          The Compliance Committee is also responsible for monitoring and resolving possible material conflicts between the interests of Thrivent Financial and those of its clients with respect to proxy voting.

          Application of the Thrivent Financial guidelines to vote client proxies should in most instances adequately address any possible conflicts of interest since our voting guidelines are pre-determined by the Compliance Committee using recommendations from ISS, an independent third party.

          However, for proxy votes inconsistent with Thrivent Financial guidelines, Investment Operations reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. Issues raising possible conflicts of interest are referred by Investment Operations to the Compliance Committee for immediate resolution. The Compliance Committee then assesses whether any business or other relationships between Thrivent Financial and a portfolio company could have influenced an inconsistent vote on that company's proxy.

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..    REPORTING AND RECORD RETENTION

          Proxy statements received from issuers (other than those which are available on the SEC's EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. Thrivent Financial retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company's management, and documentation on shares voted differently than the Thrivent Financial voting guidelines. In addition, any document which is material to a proxy voting decision such as the Thrivent Financial voting guidelines, Compliance Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years.

          Vote Summary Reports will be generated for each Thrivent Fund. The report specifies the company, ticker, cusip, meeting dates, proxy proposals, and votes which have been cast for the Thrivent Fund during the period, the position taken with respect to each issue and whether the fund voted with or against company management. Reports normally cover quarterly or annual periods.

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                                    MERCATOR

MAM has adopted the following Proxy Policies and Procedures in accordance with the relevant rules. Proxy votes will be periodically spot checked by the CCO for adherence to these rules.

     MAM Proxy Voting Policies:

     . Proxies are voted in a way that is consistent with the best interests of our clients. MAM accepts the fact that, under ERISA, voting proxies is a fiduciary act of MAM. As a fiduciary it may be appropriate for us to engage in active monitoring and communications with the issuer.

     . MAM votes proxies for all clients that have delegated to MAM full authority and responsibility to cast said votes, except that when voting on proxy proposals involving foreign securities will involve unusual costs, MAM will weigh those costs against the benefits of voting in determining whether to vote on a particular proposal.

     . MAM receives company meeting information and proxy materials from client custodian banks, analyst research or from the issuer directly. If necessary and appropriate, a translation service will be used. MAM also refers to Global Proxy Voting Manual as issued by Institutional Shareholder Services (ISS) and to Global Proxy Analysis, a product of ISS, for informational purposes.

     Proxy Voting Procedures:

     .    Designated Proxy Officer of MAM is responsible for client proxy votes.

     . MAM will cast votes in accordance with specific client guidelines if applicable, subject to consultation with the client if MAM believes that such vote would not be in the client's best interest. In the absence of applicable client guidelines, MAM will vote in accordance with its judgment as to the client's best interest, except that any vote involving a MAM conflict of interest will be cast in accordance with the specific ISS recommendation if available, or, if not, then in accordance with the ISS Global Proxy Manual.

     .    Full documentation is kept on each vote cast in every client account.

     .    Additionally, the CCO will review and sign-off on the following votes:
          Any vote presented to MAM's investment committee, any vote cast that is inconsistent with the ISS guidelines (whether or not there is a conflict of interest present), any vote cast that is inconsistent with applicable client guidelines, any vote cast against management, and any vote involving a MAM conflict of interest.

     . Proxy Officer responsible for proxies will vote them. Many issues are relatively routine i.e. approval of annual report, auditors, uncontested election of directors, financial reports etc., and require no further assessment. Any issue in the judgment of the Proxy Officer that requires special consideration will be presented to MAM's investment committee for a decision.

     .    Procedures are in place to assure voting is done in a timely manner.

     Proxy Voting Reporting:

     Reporting of proxy voting is available to all of our clients upon request.

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                T. ROWE PRICE PROXY VOTING - PROCESS AND POLICIES

T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote--such as election of directors and important matters affecting a company's structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting.

Proxy Administration

The T. Rowe Price Proxy Committee develops our firm's positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders' interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent research provided by third parties, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm's portfolio managers as voting guidelines. Ultimately, the portfolio manager votes on the proxy proposals of companies in his or her portfolio. When portfolio managers cast votes that are counter to the Proxy Committee's guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price's proxy voting process, policies, and voting records.

T. Rowe Price has retained Institutional Shareholder Services, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's voting guidelines--many of which are consistent with ISS positions--T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Fiduciary Considerations

T. Rowe Price's decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations

When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies

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

Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies, which are available to clients upon request. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors

T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. We withhold votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.

Executive Compensation

Our goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose plans that give a company the ability to reprice options.

Anti-takeover and Corporate Governance Issues

T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. When voting on corporate governance proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights.

Social and Corporate Responsibility Issues

T. Rowe Price generally votes with a company's management on social issues unless they have substantial economic implications for the company's business and operations that have not been adequately addressed by management.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. Since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines to vote clients' proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution.

Reporting

Vote Summary Reports are generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, votes cast for the client during the period, and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. If you wish to receive a copy of your account's voting record, please contact your T. Rowe Price Client Relationship Manager.

----------

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                       STATEMENT OF ADDITIONAL INFORMATION


                             Dated February 28, 2005


                                       for

                              THRIVENT MUTUAL FUNDS
                THRIVENT U.S. GOVERNMENT ZERO COUPON TARGET FUND,
                                   Series 2006
                             625 Fourth Avenue South
                          Minneapolis, Minnesota 55415
                      Telephone: (800) THRIVENT (847-4836)


This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information to supplement the Prospectus for Thrivent U.S. Government Zero Coupon Target Fund, Series 2006, dated February 28, 2005. You should read this SAI in conjunction with the Prospectus, and any supplements thereto. You may obtain the Fund's Prospectus at no charge by writing or telephoning the Fund at the address and telephone number above.


In this SAI, Thrivent Mutual Funds is referred to as the "Trust," and Thrivent U.S. Government Zero Coupon Target Fund, Series 2006 is referred to the "Fund."

Table of Contents


                                                                            Page
                                                                            ----
History of the Fund                                                           2
Description of the Fund and Its Investments and Risks                         2
Management of the Fund                                                        7
Control Persons and Principal Holders of Securities                          14
Investment Advisory Services                                                 15
Underwriting and Distribution Services                                       17
Other Services                                                               18
Brokerage Allocation and Other Practices                                     18
Purchases, Redemptions and Pricing of Shares                                 19
Taxation of the Fund                                                         20
Financial Statements                                                         21
Appendix A--Proxy Voting Process and Policies Summary                        21

HISTORY OF THE FUND

Thrivent U.S. Government Zero Coupon Target Fund, Series 2006 (the "Fund") is a series of Thrivent Mutual Funds (the "Trust"). The Trust is a Massachusetts Business Trust, which was organized on March 31, 1987. The Trust has different series of shares. The Trust refers to each series as a fund. In addition to Thrivent U.S. Government Zero Coupon Target Fund, the Trust has 23 other series which are described in a prospectus for Class A and Class B shares and a prospectus for Institutional Class shares and an accompanying Statement of Additional Information.


Shares of Thrivent U.S. Government Zero Coupon Target Fund, Series 2006, became available to the public on November 14, 1991. The Fund closed sales to new shareholders and to additional purchases by existing shareholders on June 1, 1993, except for automatic investment plan purchases. The Fund allowed automatic investment plan purchases to continue through June 30, 1993. The Fund allows existing shareholders to continue their purchases of shares by reinvesting dividends and capital gains, if any, at net asset value in their existing shareholder accounts. The Fund matures on November 15, 2006.


DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

The Fund's Classification

The U.S. Government Zero Coupon Fund, Series 2006 is an open-end mutual fund, meaning that it continuously issues redeemable shares representing interests in the Fund's underlying portfolio of U.S. government securities.

Other Investment Strategies and Risks

The following information supplements the information provided in the Prospectus on the Fund's principal investment strategies and risks.

Zero Coupon Securities

The Fund invests at least 80% of its net assets in U.S. government zero coupon securities. At least 50% of the Fund's net assets will be invested in U.S. government zero coupon securities maturing within two years of the Fund's target date.

In addition to the types of U.S. government zero coupon securities discussed in the Prospectus, zero coupon securities may include U.S. Treasury bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities, (i.e., unregistered securities that are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. The staff of the Securities and Exchange Commission no longer considers "TIGRS" and "CATS" government securities.

The United States Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

Repurchase Agreements

The Fund may from time to time enter into a repurchase agreement. A repurchase agreement involves the sale of securities to the Fund with the current agreement of the seller (a bank or securities dealer) to repurchase the securities at the same price plus an amount equal to an agreed upon interest rate within a specified time. The specified period of time is usually one week, but on occasion the period may be for a longer period. The Fund requires continual maintenance of collateral (in cash or U.S. government securities) held by the custodian in an amount equal to, or in excess of, the market value of the securities that are the subject of the repurchase agreement.

In the event of a bankruptcy or other default of a seller of a repurchase agreement, there may be delays and expenses in liquidating the securities, declines in their value, and losses of interest. The Fund's adviser maintains procedures for evaluating and monitoring the creditworthiness of firms with which they enter into repurchase agreements. The Fund may not invest more than 10% of its total assets in repurchase agreements maturing in more than seven days or in securities subject to legal or contractual restrictions on resale.

When-Issued and Delayed Delivery Securities

The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund only purchases on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. The Fund may sell the securities before settlement date if the adviser deems it advisable for investment reasons.

At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis, the Fund will have its custodian identify liquid assets having a value at least as great as the purchase price on its books throughout the period of the obligation. The use of these investment strategies may increase net asset value fluctuation.

Short-Term Trading

Although there is no present intention to do so, the Fund, consistent with its investment policies, may engage in short-term trading (selling securities for brief periods of time, usually less than three months). The Fund will only engage in short-term trading if the adviser believes that such transactions, net of costs, would further the attainment of their investment objectives. For example, the needs of different classes of lenders and borrowers and their changing preferences and circumstances have in the past caused market dislocations unrelated to fundamental creditworthiness and trends in interest rates. These market dislocations have presented market trading opportunities. Such market dislocations might result from a broker needing to cover a substantial short position in a security or an abnormal demand for a security created by an unusually large purchase or sale by an institutional portfolio manager. The Fund cannot assure that such dislocations will occur in the future or that they will be able to take advantage of them. The Fund will limit its voluntary short-term trading, if any, to the extent necessary to qualify as a "regulated investment company" under the Internal Revenue Code.

Lending Portfolio Securities

Although there is no present intention to do so, the Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions such as banks and trust companies. The adviser will monitor the creditworthiness of firms with which the Fund engages in securities lending transactions. In doing so, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return which may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days.

The adviser will monitor the creditworthiness of firms with which the Fund engages in securities lending transactions. Collateral values are continuously maintained at 100% and marked to market daily. However, in the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities, including possible decline in value of the collateral or loaned securities, possible lack of access to income during this period, and expenses of enforcing its rights.

Disclosure of Portfolio Holdings

The Trust has adopted, on behalf of the Funds, policies and procedures relating to disclosure of the Funds' portfolio securities. The policies and procedures relating to disclosure of the Funds' portfolio securities are designed to allow disclosure of portfolio holdings information where necessary to the operation of the Funds or useful to the Funds' shareholders without compromising the integrity or performance of the Funds. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds and their shareholders) are met, the Funds do not provide or permit others to provide information about a Fund's portfolio holdings on a selective basis.

The Funds include portfolio holdings information as required in regulatory filings and shareholder reports, disclose portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, Thrivent Financial may post portfolio holdings information on its website (www.Thrivent.com). For each portfolio security, the posted information includes its name, the number of shares held by a Fund, the market value of the Fund's holdings, and the percentage of the Fund's assets represented by each industry sector. The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.

Thrivent Investment Mgt. may distribute or authorize the distribution of information about a Fund's portfolio holdings that is not publicly available, on the website or otherwise, to its employees and affiliates that provide services to the Fund. Thrivent Investment Mgt. may also distribute or authorize distribution of information about a Fund's portfolio holdings that is not publicly available to the Fund's service providers who require access to the information in order to fulfill their contractual duties relating to the Funds, including, without limitation, the custodian, fund accountant, transfer agent, auditor, proxy voting service provider, pricing service, securities lending agent, subadvisers, publisher, printer and mailing agent, or to facilitate the review of the Funds by rating agencies. In addition, the Fund may provide early disclosure of portfolio holdings information to certain other parties, such as third-party consultants advising qualified plans or the Adviser. A Fund may also disclose portfolio holdings information to broker/dealers and certain other entities in order to assist the Fund with potential transactions and management of the Fund.

Information may be disclosed with any frequency and any time lag, as appropriate. Thrivent does not expect to disclose information about a Fund's portfolio holdings that is not publicly available to the Fund's individual or institutional investors or to intermediaries that distribute the Fund's shares

Before any non-public disclosure of information about a Fund's portfolio holdings is permitted, however, the Trust's Chief Compliance Officer or a designated attorney in Thrivent Financial's Securities Law Department must determine that the Fund has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Fund's shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. Under no circumstances may the Trust, Thrivent Investment Mgt. or their affiliates receive any consideration or compensation for disclosing the information.

In accordance with these policies and procedures, the Funds have ongoing arrangements to provide the Funds' portfolio holding information to State Street Bank and Trust Company (custodian and securities lending agent) at the end of each day, to Lipper, Bloomberg, Vickers Stock Research Corporation, Thompson Financial, Standards & Poors and the Funds' subadvisers (limited to the portion of the portfolios managed by the subadviser) on a monthly basis one day after the end of the month, to Morningstar, Inc. on a monthly basis 60 days after the end of the month, and to Callan Associates on a quarterly basis one day after the end of the quarter.

As part of the annual review of the compliance policies and procedures of the Funds, the Chief Compliance Officer will discuss the operation and effectiveness of this policy and any changes to the Policy that have been made or recommended with the Board.


Other Fund Policies


The Fund's investment objective, which is to provide a high investment return over the selected period of time (until November 15, 2006), consistent with investments in U.S. government securities, is a fundamental policy. This means that it may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund. A "majority of the outstanding voting securities" means the approval of the lesser of: (i) 67% or more of the voting securities at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund. In addition to the Fund's investment objective, the Fund also has the following policies, which are fundamental and cannot be changed without a majority vote of the outstanding shares of the Fund.


1. The Fund may not borrow money, except that it may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Fund's total assets immediately after the time of such borrowing.

2. The Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940 or any exemptive order or rule issued by the Securities and Exchange Commission.

3. The Fund will not, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

4. The Fund may not buy or sell real estate, except that it may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interest therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interest therein, and (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

5. The Fund may not purchase or sell commodities or commodity contracts, except that it may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

6. The Fund may not make loans, except that it may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.

7. The Fund will not underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities; with investments in other investment companies; and with loans that a Fund may make pursuant to its fundamental investment restriction on lending.

8. The Fund will not purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that this restriction does not apply to Government Securities (as such term is defined in the Investment Company Act of 1940).

The following nonfundamental investment restriction may be changed without shareholder approval. Under this restriction:

1. The Fund will not purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Fund's total assets are outstanding. The Funds intend to limit borrowings to amounts borrowed from a bank, reverse repurchase agreements (insofar as they are considered borrowings), or an interfund lending agreement.

2. The fundamental investment restriction with respect to industry concentration (number 8 above) will be applied pursuant to SEC policy at 25% (instead of "more than 25%") of a Fund's total assets.

3. The fundamental investment restriction with respect to diversification (number 3 above) will be applied so securities issued by U.S. Government agencies, instrumentalities, or authorities will be eligible for the exception only if those securities qualify as a "Government Security" under the 1940 Act.

4. The exception for exemptive orders in the fundamental investment restriction with respect to senior securities (number 2 above) will be applied only for exemptive orders issued to the Trust.

The Trust has applied for an exemptive order from the SEC which would allow the Fund to engage in an interfund lending program. In an interfund lending arrangement, the Funds directly lend to and borrow money from each other for temporary purposes. This arrangement allows the borrowing Fund to borrow at a lower interest rate than banks offer, allows the lending Fund to earn extra income, and reduces the need for bank lines of credit. Section 17(a) of the 1940 Act makes it unlawful for an affiliated person of a registered investment company, and underwriter, or a promoter (or any affiliated person thereof), acting as principal, to engage in "self-dealing," i.e., knowingly sell any security (other than securities the buyer or seller issues) or other property to the company or to buy any security (other than securities the investment company issues) or other property from the company. Because an interfund lending arrangement raises issues under Section 17(a), along with other sections of the 1940 Act, its use requires an order for exemptive relief from the Securities and Exchange Commission. The Fund's interfund lending arrangement is designed to ensure that the Fund has an equal opportunity to borrow and lend on equal terms consistent with its investment policies and limitations.

Section 18(g) of the 1940 Act defines a "senior security" as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness. Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300% and provided further that, in the event that such asset coverage falls below 300%, the investment company will, within 3 days (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The SEC staff has taken the position that a fund may engage in certain leveraged transactions, such as short sales and financial futures contracts, without violating Section 18(f)(1) if it segregates fund assets.

Because the Fund intends to invest solely in U.S. government securities, the Fund generally will not have to apply its policies on other types of issuers or investments.

MANAGEMENT OF THE FUND

Board of Trustees and Executive Officers

The Board of Trustees is responsible for the management and supervision of the Fund's business affairs and for exercising all powers except those reserved to the shareholders. Each Trustee oversees each of 24 series of the Trust and also serves as:

..    Director of Thrivent Series Fund, Inc., a registered investment company consisting of 26 Portfolios that serve as underlying funds for variable contracts issued by Thrivent Financial for Lutherans ("Thrivent Financial") and Thrivent Life Insurance Company ("TLIC") and investment options in the retirement plan offered by Thrivent Financial.

..    Trustee of Thrivent Financial Securities Lending Trust, a registered investment company consisting of one Portfolio that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.

The 24 series of the Trust, 26 Portfolios of Thrivent Series Fund, Inc., and Thrivent Financial Securities Lending Trust are referred to herein as the "Investment Company Complex."

The following table provides information about the Trustees and officers of the Trust.

Interested Trustee/(1)/


------------------------------------------------------------------------------------------------------------------
                                            Number of
                            Position with   Portfolios in
                            Trust and       Fund Complex
                            Length of       Overseen by     Principal Occupation During the    Other Directorships
Name, Address and Age       Service/(2)/    Trustee         Past 5 Years                       Held by Trustee
------------------------------------------------------------------------------------------------------------------
Pamela J. Moret             President       51              Executive Vice President,          Director, Lutheran
625 Fourth Avenue South     since 2002                      Marketing and Products, Thrivent   World Relief;
Minneapolis, MN             and Trustee                     Financial since 2002; Senior       Director, Minnesota
Age 48                      since 2004                      Vice President, Products,          Public Radio
                                                            American Express Financial
                                                            Advisors from 2000 to 2001; Vice
                                                            President, Variable Assets,
                                                            American Express Financial
                                                            Advisors from 1996 to 2000
------------------------------------------------------------------------------------------------------------------

Independent Trustees/(3)/


------------------------------------------------------------------------------------------------------------------
                                            Number of
                            Position with   Portfolios in
                            Trust and       Fund Complex
                            Length of       Overseen by     Principal Occupation During the    Other Directorships
Name, Address and Age       Service/(2)/    Trustee         Past 5 Years                       Held by Trustee
------------------------------------------------------------------------------------------------------------------
F. Gregory Campbell         Trustee since   51              President, Carthage College        Director, National
625 Fourth Avenue South     1992                                                               Association of
Minneapolis, MN                                                                                Independent
Age 65                                                                                         Colleges and
                                                                                               Universities,
                                                                                               Director, Johnson
                                                                                               Family Funds, Inc.,
                                                                                               an investment
                                                                                               company consisting
                                                                                               of four
                                                                                               portfolios;
                                                                                               Director, Kenosha
                                                                                               Hospital and
                                                                                               Medical Center
                                                                                               Board; Prairie
                                                                                               School Board;
                                                                                               United Health
                                                                                               Systems Board
------------------------------------------------------------------------------------------------------------------
Herbert F. Eggerding, Jr.   Lead Trustee    51              Management consultant to several   None
625 Fourth Avenue South     since 2003                      privately owned companies
Minneapolis, MN
Age 67
------------------------------------------------------------------------------------------------------------------
Noel K. Estenson            Trustee since   51              Retired; previously President      None
625 Fourth Avenue South     2004                            and Chief Executive Officer,
Minneapolis, MN                                             CenexHarvestStates (farm supply
Age 66                                                      and marketing and food business)
------------------------------------------------------------------------------------------------------------------
Richard L. Gady             Trustee since   51              Retired; previously Vice           Director,
625 Fourth Avenue South     1987                            President, Public Affairs and      International
Minneapolis, MN                                             Chief Economist, Conagra, Inc.     Agricultural
Age 61                                                      (agribusiness)                     Marketing
                                                                                               Association
------------------------------------------------------------------------------------------------------------------
Richard A. Hauser           Trustee since   51              President, National Legal Center   Director, The
625 Fourth Avenue South     2004                            for the Public Interest, since     Washington Hospital
Minneapolis, MN                                             2004; General Counsel, U.S.        Center
Age 61                                                      Department of Housing and Urban
                                                            Development, 2001-2004; Partner,
                                                            Baker & Hosteller, 1986-2001
------------------------------------------------------------------------------------------------------------------
Connie M. Levi              Trustee since   51              Retired                            Director, Norstan,
625 Fourth Avenue South     2004                                                               Inc.
Minneapolis, MN
Age 65
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Edward W. Smeds             Chairman and    51              Retired                            Chairman of
625 Fourth Avenue South     Trustee since                                                      Carthage College
Minneapolis, MN             1999                                                               Board
Age 68
------------------------------------------------------------------------------------------------------------------


Executive Officers


------------------------------------------------------------------------------------------------------------------
                            Position with Trust and
Name, Address and Age       Length of Service/(2)/       Principal Occupation During the Past 5 Years
------------------------------------------------------------------------------------------------------------------
Pamela J. Moret             President since 2002         Executive Vice President, Marketing and Products,
625 Fourth Avenue South                                  Thrivent Financial since 2002; Senior Vice President,
Minneapolis, MN                                          Products, American Express Financial Advisors from 2000
Age 48                                                   to 2001; Vice President, Variable Assets, American
                                                         Express Financial Advisors from 1996 to 2000
------------------------------------------------------------------------------------------------------------------
James E. Nelson             Secretary since 2003         Vice President, Securities Law, Thrivent Financial since
625 Fourth Avenue South                                  2001; Counsel and head of Insurance Practice Group, Law
Minneapolis, MN                                          Division of ING ReliaStar (formerly ReliaStar Financial
Age 44                                                   Corp.) from 1998 to 2001
------------------------------------------------------------------------------------------------------------------
Randall L. Boushek          Treasurer since 2004         Chief Financial Officer, Thrivent Financial
625 Fourth Avenue South
Minneapolis, MN
Age 47
------------------------------------------------------------------------------------------------------------------
Katie S. Kloster            Vice President and Chief     Vice President and Rule 38a-1 Chief Compliance Officer,
625 Fourth Avenue South     Compliance Officer since     since 2004; previously Vice President and Comptroller of
Minneapolis, MN             2004                         Thrivent Financial.
Age 39
------------------------------------------------------------------------------------------------------------------
Russell W. Swansen          Vice President since 2004    Chief Investment Officer, Thrivent Financial, since
625 Fourth Avenue South                                  2004; Managing Director, Colonade Advisors, LLC, from
Minneapolis, MN                                          2001 to 2003, President and Chief Investment Officer of
Age 47                                                   PPM American from 1999 to 2000
------------------------------------------------------------------------------------------------------------------
Nikki L. Sorum              Vice President since 2004    Senior Vice President, Business Development, Thrivent
625 Fourth Avenue South                                  Financial
Minneapolis, MN
Age 43
------------------------------------------------------------------------------------------------------------------
Frederick P. Johnson        Vice President since 2003    Vice President, Investment Operations, Thrivent
625 Fourth Avenue South                                  Financial
Minneapolis, MN
Age 42
------------------------------------------------------------------------------------------------------------------
Marnie L. Loomans-Thuecks   Vice President since 2004    Vice President, Customer Interaction Department,
4321 North Ballard Road                                  Thrivent Financial
Appleton, WI
Age 41
------------------------------------------------------------------------------------------------------------------
Thomas R Mischka            Vice President and           Vice President of Divisional Support Services, Thrivent
4321 North Ballard Road     Anti-Money Laundering        Financial
Appleton, WI                Officer since 2003
Age 45
------------------------------------------------------------------------------------------------------------------
Sandra A. Diedrick          Assistant Vice President     Director, of Interaction Center, Thrivent Financial
4321 North Ballard Road     and Assistant Secretary
Appleton, WI                since 2004
Age 44
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Kenneth L. Kirchner         Assistant Vice President     Director, Transfer Agency Operations, Thrivent Financial
4321 North Ballard Road     and Assistant Secretary
Appleton, WI                since 2004
Age 38
------------------------------------------------------------------------------------------------------------------
David R. Spangler           Assistant Vice President     Director, of Investment Product Management, Thrivent
625 Fourth Avenue South     since 2004                   Financial since 2002; Vice President- Product
Minneapolis, MN                                          Development, Wells Fargo Bank-Funds Management Group,
Age 38                                                   from 2000 to 2002; Analyst, MCSI, Inc., 2000; Vice
                                                         President-Product Development, US Bank-First American
                                                         Funds, 1997 to 2000
------------------------------------------------------------------------------------------------------------------
John C. Bjork               Assistant Secretary since    Senior Counsel, Thrivent Financial
625 Fourth Avenue South     2003
Minneapolis, MN
Age 51
------------------------------------------------------------------------------------------------------------------
Marlene J. Nogle            Assistant Secretary since    Senior Counsel, Thrivent Financial
625 Fourth Avenue South     2003
Minneapolis, MN
Age 57
------------------------------------------------------------------------------------------------------------------
Todd J. Kelly               Assistant Treasurer since    Director, Fund Accounting Operations, Thrivent
4321 North Ballard Road     1999                         Financial
Appleton, WI
Age 35
------------------------------------------------------------------------------------------------------------------
Gerard V. Vaillancourt      Assistant Treasurer since    Director, Fund Accounting Administration, Thrivent
625 Fourth Avenue South     2002                         Financial since 2002; Manager--Portfolio Compliance,
Minneapolis, MN                                          Lutheran Brotherhood from 2001 to 2002; Manager--Fund
Age 37                                                   Accounting, Minnesota Life from 2000 to 2001;
                                                         Supervisor--Securities Accounting, Lutheran Brotherhood
                                                         from 1998 to 2000
------------------------------------------------------------------------------------------------------------------


----------
/(1)/ "Interested person" of the Trust as defined in the Investment Company Act of 1940 by virtue of positions with Thrivent Financial. Ms. Moret is considered an interested person because of her principal occupation with Thrivent Financial.
/(2)/ Each Trustee serves an indefinite term until her or his successor is duly elected and qualified. The bylaws of the Trust provide that each Trustee must retire at the end of the year in which the Trustee attains age 70. Officers serve at the discretion of the board until their successors are duly appointed and qualified.
/(3)/ The Trustees other than Ms. Moret are not "interested persons" of the Trust and are referred to as "Independent Trustees."

Committees of the Board of Trustees


-----------------------------------------------------------------------------------------------------------------------
                                                                                              Meetings Held During Last
Committee              Members/1/                  Function                                   Fiscal Year/2/
-----------------------------------------------------------------------------------------------------------------------
Audit and Compliance   F. Gregory Campbell         The 1940 Act requires that the Trusts'     2
                       Herbert F. Eggerding, Jr.   independent auditors be selected by a
                       Noel K. Estenson            majority of those Trustees who are not
                       Richard L. Gady             "interested persons" (as defined in the
                       Richard A. Hauser           1940 Act) of the Trust. The Audit
                       Connie M. Levi              Committee is responsible for
                       Edward W. Smeds             recommending the engagement or retention
                                                   of the Trust's independent accountants,
                                                   reviewing with the independent
                                                   accountants the plan and the results of
                                                   the auditing engagement, approving
                                                   professional services provided by the
                                                   independent accountants prior to the
                                                   performance of such services,
                                                   considering the range of audit and
                                                   non-audit fees, reviewing the
                                                   independence of the independent
                                                   accountants, reviewing the scope and
                                                   results of procedures of internal
                                                   auditing and reviewing the system of
                                                   internal accounting control.
-----------------------------------------------------------------------------------------------------------------------
Contracts              F. Gregory Campbell         The function of the Contracts Committee    2
                       Herbert F. Eggerding, Jr.   is to assist the Board of Trustees in
                       Noel K. Estenson            fulfilling its duties with respect to
                       Richard L. Gady             the review and approval of contracts
                       Richard A. Hauser           between the Trust and other entities,
                       Connie M. Levi              including entering into new contracts
                       Edward W. Smeds             and the renewal of existing contracts.
                                                   The Contracts Committee considers
                                                   investment advisory, distribution,
                                                   transfer agency, administrative service
                                                   and custodial contracts, and such other
                                                   contracts as the Board of Trustees deems
                                                   necessary or appropriate for the
                                                   continuation of operations of each Fund.
-----------------------------------------------------------------------------------------------------------------------
Governance             F. Gregory Campbell         The Governance Committee assists the       3
                       Herbert F. Eggerding, Jr.   Board of Trustees in fulfilling its
                       Noel K. Estenson            duties with respect to the governance of
                       Richard L. Gady             the Trust, including recommendations
                       Richard A. Hauser           regarding evaluation of the Board of
                       Connie M. Levi              Trustees, compensation of the Trustees
                       Edward W. Smeds             and composition of the committees and
                                                   the Board's membership. The Governance
                                                   Committee makes recommendations
                                                   regarding nominations for Trustees and
                                                   will consider nominees suggested by
                                                   shareholders sent to the attention of
                                                   the President of the Trust.
-----------------------------------------------------------------------------------------------------------------------


/1/ The Independent Trustees serve as members of each Committee.

/2/ The Trust changed is fiscal year during 2004 from a fiscal year ending April 30 to a fiscal year ending October 31, so the number of meetings shown is for the six-month fiscal period ending October 31, 2004. The number of meetings held by each Committee during the fiscal year ending April 30, 2004 was as follows: Audit and Compliance-4; Contracts-4; and Governance-5.


Beneficial Interest in the Fund by Trustees


The following tables provide information as of December 31, 2004, regarding the dollar range of beneficial ownership by each Trustee of the Fund. In addition, the amount shown in the last column reflects the aggregate amount of each Trustee's beneficial ownership in all registered investment companies within the investment company complex that are overseen by the Trustee.

Interested Trustee


----------------------------------------------------------------------------------------------------
                                                                                  Aggregate Dollar
                                                                                Range of Beneficial
                                                                                  Ownership in All
                                                                               Registered Investment
                                                                               Companies Overseen by
                                                                                 the Trustee in the
                                                                                 Investment Company
Name of Trustee             Dollar Range of Beneficial Ownership in the Fund          Complex
----------------------------------------------------------------------------------------------------
Pamela J. Moret
--------------------------------------------------------------------------------------------------------------


Independent Trustees


----------------------------------------------------------------------------------------------------
                                                                                  Aggregate Dollar
                                                                                Range of Beneficial
                                                                                  Ownership in All
                                                                               Registered Investment
                                                                               Companies Overseen by
                                                                                 the Trustee in the
                                                                                 Investment Company
Name of Trustee             Dollar Range of Beneficial Ownership in the Fund          Complex
----------------------------------------------------------------------------------------------------
F. Gregory Campbell
----------------------------------------------------------------------------------------------------
Herbert F. Eggerding, Jr.
----------------------------------------------------------------------------------------------------
Noel K. Estenson
----------------------------------------------------------------------------------------------------
Richard L. Gady
----------------------------------------------------------------------------------------------------
Richard A. Hauser
----------------------------------------------------------------------------------------------------
Connie M. Levi
----------------------------------------------------------------------------------------------------
Edward W. Smeds
----------------------------------------------------------------------------------------------------


Compensation of Trustees

The Trust makes no payments to any of its officers for services performed for the Trust. The Independent Trustees are paid an annual compensation of $80,000 to attend meetings of the Board of Trustees of the Trust, the Board of Trustees of Thrivent Financial Securities Lending Trust, and the Board of Directors of Thrivent Series Fund, Inc. The Chairman and the "lead" Trustee are compensated an additional $10,000 per year for each such position. Independent Trustees are reimbursed by the Trust for any expenses they may incur by reason of attending Board meetings or in connection with other services they may perform in connection with their duties as Trustees of the Trust. The Trustees receive no pension or retirement benefits in connection with their service to the Fund.


The following table provides the amounts of compensation paid to the Trustees (other than Mr. Hauser, who was elected as a Trustee on November 8, 2004) either directly or in the form of payments made into a deferred compensation plan for the fiscal year ended April 30, 2004, and the six-month period ending October 31, 2004:

-----------------------------------------------------------------------------
                                                      Total Compensation Paid
                                   Aggregate             by Fund and the
                                 Compensation           Investment Company
Name,                       from Trust for One Year    Complex for One Year
Position                     Ending April 30, 2004     Ending April 30, 2004
-----------------------------------------------------------------------------
Pamela J. Moret/1/
Trustee                            $     0                    $     0
-----------------------------------------------------------------------------
F. Gregory Campbell
Trustee                            $49,100                    $65,000
-----------------------------------------------------------------------------
Herbert F. Eggerding, Jr.
Lead Trustee                       $24,500                    $67,500
-----------------------------------------------------------------------------
Noel K. Estenson/2/
Trustee                            $     0                    $65,000
-----------------------------------------------------------------------------
Richard L. Gady/2/
Trustee                            $49,100                    $65,000
-----------------------------------------------------------------------------
Connie M. Levi
Trustee                            $     0                    $65,000
-----------------------------------------------------------------------------
Edward W. Smeds/2/
Chairman and Trustee               $50,988                    $67,500
-----------------------------------------------------------------------------



-----------------------------------------------------------------------------
                                                      Total Compensation Paid
                                   Aggregate              by Fund and the
                              Compensation from          Investment Company
           Name,             Trust for Six Months     Complex for Six Months
         Position           Ending October 31, 2004    Ending October 31,2004
-----------------------------------------------------------------------------
Pamela J. Moret/1/
Trustee                              $0                         $0
-----------------------------------------------------------------------------
F. Gregory Campbell
Trustee
-----------------------------------------------------------------------------
Herbert F. Eggerding, Jr.
Lead Trustee
-----------------------------------------------------------------------------
Noel K. Estenson/2/
Trustee
-----------------------------------------------------------------------------
Richard L. Gady/2/
Trustee
-----------------------------------------------------------------------------
Connie M. Levi
Trustee
-----------------------------------------------------------------------------
Edward W. Smeds/2/
Chairman and Trustee
-----------------------------------------------------------------------------


----------

/1/ "Interested person" of the Fund as defined in the Investment Company Act of 1940.
/2/ The Trust has adopted a deferred compensation plan for the benefit of the disinterested Trustees of the Trust who wish to defer receipt of a percentage of eligible compensation which they otherwise are entitled to receive from the Trust. Compensation deferred is invested in Thrivent Mutual Funds, the allocation of which is determined by the individual Trustee. As of October 31, 2004, the total amount of deferred compensation payable to Mr. Estenson was $--, the total amount of deferred compensation payable to Mr. Gady was $--, and the total amount of deferred compensation payable to Mr. Smeds was $--.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of October 31, 2004, the Trust's officers and Trustees owned less than 1% of the shares of any class of the Fund, and no account holders held in excess of 5% of the Fund's shares.

INVESTMENT ADVISORY SERVICES

Investment Adviser

The Fund's investment adviser, Thrivent Investment Management Inc. ("Thrivent Investment Mgt.") , was organized as a Delaware corporation on July 29, 1986. Thrivent Investment Mgt. is a wholly-owned subsidiary of Thrivent Financial Holdings, Inc., which, in turn, is a wholly-owned subsidiary of Thrivent Financial, a fraternal benefit society. The officers and directors of Thrivent Investment Mgt. who are affiliated with the Trust are set forth below under "Investment Advisory Services-Affiliated Persons". Investment decisions for the Fund are made by Thrivent Investment Mgt., subject to the overall direction of the Board of Trustees. Thrivent Investment Mgt. also provides investment research and supervision of the Fund's investments and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of its assets.

Affiliated Persons

The following directors and officers of Thrivent Investment Mgt, the Fund's investment adviser, are affiliated with the Trust:


-------------------------------------------------------------------------------------------------
                                                               Position with Thrivent
Affiliated Person        Position with Fund                    Investment Mgt.
-------------------------------------------------------------------------------------------------
Pamela J. Moret          President                             Senior Vice President
-------------------------------------------------------------------------------------------------
Russell W. Swansen       Vice President                        Senior Vice President and Chief
                                                               Investment Officer
-------------------------------------------------------------------------------------------------
Randall L. Boushek       Treasurer                             Senior Vice President
-------------------------------------------------------------------------------------------------
James E. Nelson          Secretary                             Vice President and Assistant
                                                               Secretary
-------------------------------------------------------------------------------------------------
Nikki L. Sorum           Vice President                        Vice President
-------------------------------------------------------------------------------------------------
Frederick P. Johnson     Vice President                        Vice President
-------------------------------------------------------------------------------------------------
Marnie Loomans-Theucks   Vice President                        Vice President
-------------------------------------------------------------------------------------------------
Thomas R. Mischka        Vice President and Anti-Money         Vice President
                         Laundering Officer
-------------------------------------------------------------------------------------------------
Katie S. Kloster         Vice President and Chief Compliance   Vice President and Rule 206(4)-7
                         Officer                               Chief Compliance Officer and Chief
                                                               Financial Officer
-------------------------------------------------------------------------------------------------
John C. Bjork            Assistant Secretary                   Assistant Secretary
-------------------------------------------------------------------------------------------------
Marlene J. Nogle         Assistant Secretary                   Assistant Secretary
-------------------------------------------------------------------------------------------------


The Advisory and Subadvisory Agreements

The advisory agreement provides that Thrivent Investment Mgt. will provide overall investment supervision of the assets of each Fund. Thrivent Investment Mgt. furnishes and pays for all office space and facilities, equipment and clerical personnel necessary for carrying out the adviser's duties under the advisory agreement. The adviser also pays all compensation of Trustees, officers and employees of the Trust who are the adviser's affiliated persons. All costs and expenses not expressly assumed by the adviser under the advisory agreement are paid by the Fund, including, but not limited to: (a) interest and taxes; (b) brokerage commissions; (c) insurance premiums; (d) compensation and expenses of the Fund's Trustees other than those affiliated with the adviser; (e) legal and audit expenses; (f) fees and expenses of the Trust's custodian and transfer agent; (g) expenses incident to the issuance of the Trust's shares, including stock certificates and issuance of shares on the payment of, or reinvestment of, dividends; (h) fees and expenses incident to the registration under Federal or state securities laws of the Trust or its shares; (i) expenses of preparing, printing and mailing reports and notices and proxy material to the Trust's shareholders; (j) all other expenses incidental to holding meetings of the Trust's shareholders; (k) dues or assessments of or contributions to the Investment Company Institute or its successor, or other industry organizations;
(l) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations that the Trust may have to indemnify its officers and Trustees with respect thereto; and (m) all expenses that the Trust agrees to bear in any distribution agreement or in any plan adopted by the Trust pursuant to Rule 12b-1 under the Act.

The advisory agreement will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board of Trustees. The vote for approval must include the approval of a majority of the Trustees who are not interested persons (as defined in the Act). The advisory agreement terminates automatically upon assignment. The advisory agreement is also terminable at any time without penalty by the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Trust. With respect to a particular Fund, the advisory or subadvisory agreement, if any, is terminable at any time by the Board of Trustees or by the vote of a majority of the outstanding shares of such Fund. The adviser may terminate the agreement on 60 days written notice to the Trust.


Board Approval of Investment Advisory Agreement

On November 9, 2004, the Board of Trustees of the Fund (the "Board"), including the Trustees who are not "interested persons" of Thrivent Financial or the Fund ("Independent Trustees"), unanimously voted to approve the current investment advisory agreement between the Fund and Thrivent Investment Mgt. In connection with its consideration of the current advisory agreement, the Board reviewed the current staff of the investment operations and their qualifications, the reasonableness of the advisory fee and the fact that it is being waived, the extent of the profits derived by the adviser, the total operating expenses of the Fund, and the performance of the Fund. After reviewing all of these factors, the Board unanimously approved the continuation of the current investment advisory agreement.


Advisory Fees

The Fund pays the adviser an investment advisory fee computed separately and paid monthly for the Fund. The Fund pays an advisory fee of 0.50 of 1% of the Fund's average daily net assets. Since 1995, however, the adviser has not charged the Fund an investment advisory fee. The adviser is also reimbursing the Fund's expenses in excess of 1.00%. Although the Fund does not have any intention to do so, they may discontinue or modify these waivers or reimbursements at any time.


The Fund has paid the following advisory fees to the adviser for the last three fiscal years and the six-month period ending October 31, 2004:



                    Thrivent U.S. Government Zero
 Periods Ended     Coupon Target Fund Series 2006
 --------------    ------------------------------
 April 30, 2002                   0
 April 30, 2003                   0
 April 30, 2004                   0
October 31, 2004                  0


Code of Ethics

The Trust and Thrivent Investment Mgt., have each adopted a code of ethics pursuant to the requirements of the 1940 Act. Under the Codes of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Fund are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

Proxy Voting Policies

The Trust has adopted the proxy voting policies of Thrivent Financial for Lutherans and Thrivent Investment Management, Inc. Those policies are included in Appendix A.

UNDERWRITING AND DISTRIBUTION SERVICES

The Fund's principal underwriter and distributor, Thrivent Investment Mgt., is a Delaware corporation organized in 1986. Thrivent Investment Mgt. is an indirect wholly-owned subsidiary of Thrivent Financial for Lutherans and is located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415. The officers and directors of Thrivent Investment Mgt. who are affiliated with the Trust are set forth under "Investment Advisory Services--Affiliated Persons". Under an amended Distribution Contract dated June 15, 1997 (the "Distribution Contract"), Thrivent Investment Mgt. is granted the right to sell Class A, Class B and Institutional Class shares of the Funds as agent for the Trust. Shares of the Fund have not been offered since 1993, and no underwriting commissions have been paid to Thrivent Investment Mgt. since that time.

The Distribution Contract was initially approved by the Board of Trustees including a majority of the Independent Trustees, on June 15, 1997, and will continue in effect from year to year so long as its continuance is approved at least annually by the Board of Trustees, including the Independent Trustees.

OTHER SERVICES

Custodian

The custodian for the Fund is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. The custodian is responsible for holding the Fund's assets.

Transfer Agent

Thrivent Financial Investor Services Inc. ("Thrivent Financial Investor Services"), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, provides transfer agency services necessary to the Fund.

Accounting Services Agreement


Pursuant to an Accounting Services Agreement (Agreement) between the Trust and Thrivent Financial, effective January 1, 1999, Thrivent Financial provides certain accounting and pricing services to the Fund. These services include calculating the daily net asset value per class share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based on subadviser communications ; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for the Fund. The agreement continues in effect from year to year, as long as it is approved at least annually by the Board of Trustees or by a vote of the outstanding voting securities of the Fund. In either case, the agreement must also be approved at least annually by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The agreement terminates automatically if either party assigns the agreement. The agreement also terminates without penalty by either party on 60-days' notice. The agreement provides that neither Thrivent Financial, nor its personnel, shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreement.

The principal reason for having Thrivent Financial provide these services is cost. Thrivent Financial has agreed to provide these services at rates that would not exceed the rates charged by unaffiliated vendors for similar services. The payments for the past three fiscal years and the six-month period ending October 31, 2004, are shown below.



April 30, 2002     $1,011
April 30, 2003     $  859
April 30, 2004     $1,073
October 31, 2004   $
                    -----



Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, serves as the Trust's independent registered public accounting firm, providing professional services including audits of the Fund's annual financial statements, assistance and consultation in connection with Securities and Exchange Commission filings, and review of the annual income tax returns filed on behalf of the Fund.


BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions

The adviser directs the placement or orders for the purchase and sale of the Fund's portfolio securities. Generally, the adviser places purchases and sales of portfolio securities with primary market makers (dealers) for these securities on a net (principal) basis, without paying any brokerage commissions. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of portfolio securities from the dealers of zero coupon securities, in particular, may include a mark-up which may be included in a spread between the bid and asked price. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

Commissions

Because the Fund invests in U.S. government securities, which generally trade on a principal basis through a dealer rather than on a commission basis through a broker, the Target Fund has not paid any commissions for the past three years.

Brokerage Selection

In placing portfolio transactions, the adviser seeks the best combination of price and execution. In determining which dealers provide best execution, the adviser looks primarily to the price quoted. The adviser normally places orders with the dealer through which it can obtain the most favorable price. The adviser will normally purchase securities in their primary markets. In assessing the best net price and execution available to a Fund, the adviser will consider all factors it deems relevant. These factors include:

     1.   the breadth of the market in the security;
     2.   the price of the security;
     3.   the financial condition and execution capability of the dealer; and
     4. the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

Although it is expected that sales of shares of the Fund will be made only by the distributor, the adviser may in the future consider the willingness of particular dealers to sell shares of the Fund as a factor in the selection of dealers for the Fund's portfolio transactions, subject to the overall best price and execution standard.

Assuming equal execution capabilities, the adviser may take into account other factors in selecting brokers or dealers to execute particular transactions and in evaluating the best net price and execution available. The Adviser may consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), statistical quotations, specifically the quotations necessary to determine the Fund's net asset values, and other information provided to the Fund, to the adviser or its affiliates. The adviser may also cause the Fund to pay to a broker or dealer who provides such brokerage or research services a commission for executing a portfolio transaction that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The adviser must determine, in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the adviser exercises investment discretion. It is possible that certain of the services received by the adviser attributable to a particular transaction will benefit one or more other accounts for which investment discretion is exercised by the adviser.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

Net Asset Value

The Fund offers its shares to the public through its distributor, Thrivent Investment Management Inc. You can contact your Thrivent Financial representative for information or call Thrivent Mutual Funds directly at 800-847-4836. When the Fund was open for new investments, the Fund sold its shares at the public offering price (POP). The POP is based on a Fund's net asset value (NAV) per share plus a sales charge (load):

          NAV + Sales charge = Public Offering Price.

The Fund determines the POP of a share by dividing its net asset value by 100% minus the sales charge percentage:

          NAV/(100%- Sales charge %) = Public Offering Price.

For example, if the Fund's NAV is $10 per share and the maximum sales charge is 4.75%, the POP would equal $10.49 per share.

The Fund calculates the net asset value of its shares once daily on days when the New York Stock Exchange is open for business. The NYSE regularly closes on Saturdays and Sundays and on New Years' Day, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the exchange will be closed on the preceding Friday or the following Monday, respectively. The Fund waits until after the close of the NYSE (3:00 p.m. Central Time) before calculating the value of their shares.

Net asset value is determined by dividing the total assets of the Fund, less all its liabilities, by the total number of outstanding shares of the Fund:

          NAV = (Assets - Liabilities) / No. Shares

Where:

          Assets      = Cash + Current Value of Securities in the Fund
          No. Shares  = Number of Shares Outstanding for the Fund
          NAV         = Net Asset Value per Share for the Fund

The Fund determines the value of securities in its portfolio through the use of pricing services approved by the Trustees. The pricing services utilize information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Money market instruments with remaining maturities of 60 days or less are valued by the amortized cost method, which the Trustees believe approximates fair value. Because of the large number of zero coupon securities available, many may not trade each day; therefore, bid and asked prices frequently are not available. In valuing such securities, then, the pricing services generally take into account institutional size, trading in similar groups of securities and any developments related to specific securities. Other securities and assets are valued in good faith at fair value using methods (including pricing services) determined by the Trustees and applied on a consistent basis. The Trustees review the valuation of the Fund's portfolio securities through receipt of regular reports from the Adviser.

Generally, trading in U.S. government securities and other fixed income securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of the Fund's shares are computed as of such times. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE, which events will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of the Trust's securities occur during such a period, then these securities will be valued at their fair value as determined in good faith by the Trustees.




The Fund intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders will likely incur brokerage fees in selling the securities received in the redemptions. Additionally, until the securities received are sold there is the risk they could lose value.

The Fund reserves the right to suspend or postpone redemptions during any period when:

     1. trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or that exchange is closed for other than customary weekend and holiday closings;

     2. the Securities and Exchange Commission has by order permitted such suspension; or

     3. an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

TAXATION OF THE FUND

The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code).

A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gains) and is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

The Fund is subject to a 4% nondeductible excise tax on amounts required to be distributed, but not actually distributed under a prescribed formula. The formula requires the Fund to distribute to shareholders during a calendar year an amount equal to at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses as prescribed in the Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

Investment company taxable income includes dividends, interest (including original issue discount amortization) and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains of a Fund for a fiscal year are computed by taking into account any capital loss carry forward of such Fund to the extent allowed by the Internal Revenue Code.

If any net realized long-term capital gains in excess of net realized short-term capital losses are not distributed by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, shareholders will report such capital gains as long-term capital gains, will be able to claim their share of federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liability, and will be entitled to increase the adjusted tax basis of their shares by the difference between their pro rata share of such gains and their tax credit.

Distributions of investment company taxable income are taxable to shareholders as ordinary income. Under the federal income tax law, a portion of the difference between the purchase price and the face amount of zero coupon securities ("original issue discount") will be treated as income to any Fund holding securities with original issue discount each year, although no current payments will be received by such Fund with respect to such income. This original issue discount amortization will comprise a part of that investment company taxable income of such Fund that must be distributed to shareholders in order to maintain its qualification as a regulated investment company and to avoid federal income tax at the Fund level. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount amortization, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

Since the Fund invests primarily in zero coupon securities upon which it will not receive cash payments of interest, to the extent shareholders of the Fund elect to take their distributions in cash, the Fund may have to generate the required cash from interest earned on non-zero coupon securities from the disposition of such securities, or possibly from the disposition of some of their zero coupon securities.

Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

Distributions of investment company taxable income and net realized capital gains will be taxable whether received in shares or in cash.

The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders. Investors are urged to consult their tax advisors with specific reference to their own tax situations, including state and local tax liability.

FINANCIAL STATEMENTS

[To be provided by subsequent amendment]




APPENDIX A

                    -----------------------------------------
                      THRIVENT FINANCIAL FOR LUTHERANS and
                       THRIVENT INVESTMENT MANAGEMENT INC.
                    PROXY VOTING PROCESS AND POLICIES SUMMARY
                    -----------------------------------------

.. RESPONSIBILITY TO VOTE PROXIES

     Overview. Thrivent Financial for Lutherans and Thrivent Investment Management Inc. ("Thrivent Financial") recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, Thrivent Financial analyzes the proxy statements of issuers whose stock is owned by the investment companies which it sponsors and serves as investment adviser ("Thrivent Funds") and by institutional accounts who have requested that Thrivent Financial be involved in the proxy process.

     Thrivent Financial has adopted Proxy Voting Policies and Procedures ("Policies and Procedures") for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

     Fiduciary Considerations. It is the policy of Thrivent Financial that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Thrivent Fund. Proxies are voted solely in the interests of the client, Thrivent Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Logistics involved may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

     Consideration Given Management Recommendations. One of the primary factors Thrivent Financial considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company's management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company's board of directors. Accordingly, Thrivent Financial believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company's management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

     Portfolio Compliance and Valuation Committee. Thrivent Financial's Portfolio Compliance and Valuation Committee ("Compliance Committee") is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. While the Compliance Committee sets voting guidelines and serves as a resource for Thrivent Financial portfolio management, it does not have proxy voting authority for any Thrivent Fund or institutional account. Rather, this responsibility is held by Thrivent Financial portfolio management and investment operations.

     Investment Operations. The Investment Operations Staff ("Investment Operations") is responsible for administering the proxy voting process as set forth in the Policies and Procedures, and for ensuring that all meeting notices are reviewed and important non-routine proxy matters are communicated to the portfolio managers for consideration.

.. HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

     In order to facilitate the proxy voting process, Thrivent Financial has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Compliance Committee relies upon ISS research in helping to establish Thrivent Financial's proxy voting guidelines, Thrivent Financial may deviate from ISS recommendations on general policy issues or specific proxy proposals.

                              Meeting Notification

     Thrivent Financial utilizes ISS' voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles Thrivent Financial holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to Thrivent Financial through both ProxyMaster.com and VoteX, ISS web-based applications. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Thrivent Financial upon request.

Vote Determination

     ISS provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with Thrivent Financial. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

     Portfolio managers may decide to vote their proxies inconsistently with Thrivent Financial's policies as set by the Compliance Committee and instruct Investment Operations to vote all proxies accordingly. Portfolio managers who vote their proxies inconsistent with Thrivent Financial's guidelines are required to document the rationale for their vote. Investment Operations is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to Thrivent Financial's policy.

Summary of Thrivent Financial's Voting Policies

     Specific voting guidelines have been adopted by the Compliance Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to shareholders upon request. The following is a summary of the significant Thrivent Financial policies:

     Board Structure and Composition Issues - Thrivent Financial believes boards are expected to have a majority of directors independent of management. The independent directors are expected to organize much of the board's work, even if the chief executive officer also serves as chairman of the board. Key committees (audit, compensation, and nominating/corporate governance) of the board are expected to be entirely independent of management. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Individual directors, in turn, are expected to devote significant amounts of time to their duties, to limit the number of directorships they accept, and to own a meaningful amount of stock in companies on whose boards they serve. As such, Thrivent Financial withholds votes for directors who miss more than one-fourth of the scheduled board meetings. Thrivent Financial votes against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals. For the same reasons, Thrivent Financial votes for proposals that seek to fix the size of the board.

     Executive and Director Compensation - Non-salary compensation remains one of the most sensitive and visible corporate governance issues. Although shareholders have little say about how much the CEO is paid in salary and bonus, they do have a major voice in approving stock option and incentive plans. Stock option plans transfer significant amounts of wealth from shareholders to employees, and in particular to executives and directors. Rightly, the cost of these plans must be in line with the anticipated benefits to shareholders. Clearly, reasonable limits must be set on dilution as well as administrative authority. In addition, shareholders must consider the necessity of the various pay programs and examine the appropriateness of award types. Consequently, the pros and cons of these proposals necessitate a case-by-case evaluation. Generally, Thrivent Financial opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, and dilution to shareholders.

     Ratification of Auditors - Annual election of the outside accountants is standard practice. While it is recognized that the company is in the best position to evaluate the competence of the outside accountants, we believe that outside accountants must ultimately be accountable to shareholders. Given the rash of accounting irregularities that were not detected by audit panels or auditors, shareholder ratification is an essential step in restoring investor confidence. In line with this, Thrivent Financial votes for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

     Mergers and Acquisitions, Anti-Takeover and Corporate Governance Issues - Thrivent Financial votes on mergers and acquisitions on a case-by-case basis, taking the following into account: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; the opinion of the financial advisor; potential conflicts of interest between management's interests and shareholders' interests; and changes in corporate governance and their impact on shareholder rights. Thrivent Financial generally opposes anti-takeover measures since they adversely impact shareholder rights. Also, Thrivent Financial will consider the dilutive impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.

     Social, Environmental and Corporate Responsibility Issues - In addition to moral and ethical considerations intrinsic to many of these proposals, Thrivent Financial recognizes their potential for impact on the economic performance of the company. Thrivent Financial balances these considerations carefully. On proposals which are primarily social, moral or ethical, Thrivent Financial believes it is impossible to vote in a manner that would accurately reflect the views of the beneficial owners of the portfolios that it manages. As such, on these items Thrivent Financial abstains. When voting on matters with apparent economic or operational impacts on the company, Thrivent Financial realizes that the precise economic effect of such proposals is often unclear. Where this is the case, Thrivent Financial relies on management's assessment, and generally votes with company management.

Vote Execution and Monitoring of Voting Process

     Once the vote has been determined, Investment Operations enters votes electronically into ISS's ProxyMaster or VoteX system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to Thrivent Financial indicating that the votes were successfully transmitted.

     On a periodic basis, Investment Operations queries the ProxyMaster or VoteX system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders' meeting is approaching, Investment Operations contacts the applicable portfolio manager if the vote for a particular client or Thrivent Fund has not yet been recorded in the computer system on a non-routine proposal.

     Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

Monitoring and Resolving Conflicts of Interest

     The Compliance Committee is also responsible for monitoring and resolving possible material conflicts between the interests of Thrivent Financial and those of its clients with respect to proxy voting.

     Application of the Thrivent Financial guidelines to vote client proxies should in most instances adequately address any possible conflicts of interest since our voting guidelines are pre-determined by the Compliance Committee using recommendations from ISS, an independent third party.

     However, for proxy votes inconsistent with Thrivent Financial guidelines, Investment Operations reviews all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. Issues raising possible conflicts of interest are referred by Investment Operations to the Compliance Committee for immediate resolution. The Compliance Committee then assesses whether any business or other relationships between Thrivent Financial and a portfolio company could have influenced an inconsistent vote on that company's proxy.

.. REPORTING AND RECORD RETENTION

     Proxy statements received from issuers (other than those which are available on the SEC's EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. Thrivent Financial retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company's management, and documentation on shares voted differently than the Thrivent Financial voting guidelines. In addition, any document which is material to a proxy voting decision such as the Thrivent Financial voting guidelines, Compliance Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years.

     Vote Summary Reports will be generated for each Thrivent Fund. The report specifies the company, ticker, cusip, meeting dates, proxy proposals, and votes which have been cast for the Thrivent Fund during the period, the position taken with respect to each issue and whether the fund voted with or against company management. Reports normally cover quarterly or annual periods.

PART C: OTHER INFORMATION

Item 22. Exhibits

(a)(1) Declaration of Trust (1)

(a)(2) Amendment No. 1 to Declaration of Trust (8)

(b)  Amended and Restated By-Laws (8)

(c)  Not Applicable

(d)(1) Investment Advisory Agreement with Thrivent Investment Management Inc.
     (2)

(d)(2) Amendment No. 17 to Investment Advisory Agreement (8)

(d)(3) Investment Subadvisory Agreement with T. Rowe Price Associates with respect to Thrivent Partner Small Cap Value Fund (7)

(d)(4) Investment Subadvisory Agreement with Mercator Asset Management, L.P. with respect to Thrivent Partner International Stock Fund (9)

(d)(5) Investment Subadvisory Agreement with T. Rowe Price International, Inc. with respect to Thrivent Partner International Stock Fund (10)

(e)(1) Distribution Agreement with Thrivent Investment Management Inc. (2)

(e)(2) Amendment No. 12 to Distribution Agreement (4)

(f)  Not Applicable

(g)  Custodian Agreement with State Street Bank and Trust (3)

(h)(1) Accounting Services Agreement between Registrant and Thrivent Financial
     (2)

(h)(2) Amendment No. 6 to Accounting Services Agreement (5)

(h)(3) Administration Contract effective January 1, 2004, between Registrant and Thrivent Investment Management Inc. and Letter Amendment dated January 30, 2004 (4)

(h)(4) Transfer Agency Agreement with Thrivent Financial Investor Services Inc.
     (8)

(h)(5) Expense Reimbursement Agreement (*)

(i)  Opinion and Consent of Counsel (*)

(j) Consent of Independent Registered Public Accounting Firm (To be filed by subsequent amendment)

(k)  Not Applicable

(l)  Not Applicable

(m)  Rule 12b-1 Plan (4)

(n)  Rule 18f-3 Plan (8)

(o)  Not Applicable

(p)(1) Code of Ethics (Rule 17j-1) for Registrant (12)

(p)(2) Code of Ethics for Registrant's Principal Executive, Financial, and Accounting Officers (*)

(p)(3) Code of Ethics of Mercator Asset Management LP (5)

(p)(4) Code of Ethics of T. Rowe Price Associates, Inc. (6)

(q)(1) Powers of Attorney (4) (11)

(1) Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of Registrant, file no. 33-12911, filed on June 25, 1998.

(2) Incorporated by reference from Post-Effective Amendment No. 36 to the registration statement of Registrant, file no. 33-12911, filed on December 29, 1999.

(3) Incorporated by reference from Post-Effective Amendment No. 44 to the registration statement of Registrant, file no. 33-12911, filed on June 27, 2003.

(4) Incorporated by reference from the initial registration statement of Registrant on Form N-14, file no. 333-113514, filed on March 11, 2004.

(5) Incorporated by reference from Post-Effective Amendment No. 31 to the registration statement of Thrivent Series Fund, Inc., file no. 33-3677, filed on March 2, 2004.

(6) Incorporated by reference from Post-Effective Amendment No. 50 to the registration statement of Registrant, file no. 33-12911, filed on April 26, 2004.

(7) Incorporated by reference from exhibit A to the information statement of Registrant with respect to Thrivent Partner Small Cap Value Fund, file no. 811-5075, filed on June 10, 2004.

(8) Incorporated by reference from Post-Effective Amendment No. 52 to the registration statement of Registrant, file no. 33-12911, filed on July 14, 2004.

(9) Incorporated by reference from exhibit A to the information statement of Registrant with respect to Thrivent Partner International Stock Fund, file no. 811-5075, filed on August 30, 2004.

(10) Incorporated by reference from exhibit B to the information statement of Registrant with respect to Thrivent Partner International Stock Fund, file no. 811-5075, filed on August 30, 2004.

(11) Incorporated by reference from Post-Effective Amendment No. 53 to the registration statement of Registrant, file no. 33-12911, filed on November 12, 2004.

(12) Incorporated by reference from Post-Effective Amendment No. 49 to the registration statement of Registrant, file no. 33-12911, filed on January 30, 2004.

*Filed herewith

Item 23. Persons Controlled by or under Common Control with Registrant

Registrant is an open-end management investment company organized as a Massachusetts business trust on March 31, 1987. Registrant's sponsor, Thrivent Financial for Lutherans ("Thrivent Financial"), is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of each wholly-owned direct and indirect subsidiary to Thrivent Financial. Financial statements of Thrivent Financial will be filed on a consolidated basis.

                                                            Primary Business
       Thrivent Financial Entities           Fraternal benefit society offering financial    State of Incorporation
       ---------------------------           --------------------------------------------    ----------------------
Thrivent Financial for Lutherans            services and products                            Wisconsin

Thrivent Financial Holdings, Inc.           Holding Company with no independent operations   Delaware

Thrivent Financial Bank                     Federally chartered bank                         Federal Charter

Thrivent Investment Management Inc.         Broker-dealer and Investment adviser             Delaware

North Meadows Investment Ltd.               Organized for the purpose of holding and         Wisconsin
                                            investing in real estate

Thrivent Service Organization, Inc.         Organized for the purpose of owning bank         Wisconsin
                                            account withdrawal authorizations

Thrivent Life Insurance Company             Life insurance company                           Minnesota

Thrivent Financial Investor Services Inc.   Transfer agent                                   Pennsylvania

Thrivent Property & Casualty Insurance      Auto and homeowners insurance company            Minnesota
Agency, Inc.

Field Agents' Brokerage Company             Licensed Life and Health Agency                  Minnesota

MCB Financial Services, Inc.                Not formally engaged in business                 Minnesota

Item 24. Indemnification

Under Section 12 of Article Seven of Registrant's Declaration of Trust, Registrant may not indemnify any trustee, officer or employee for expenses (e.g., attorney's fees, judgments, fines and settlement amounts) incurred in any threatened, pending or completed action, if there has been an adjudication of liability against such person based on a finding of willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties of office ("disabling conduct"). Registrant shall indemnify its trustees, officers or employees for such expenses whether or not there is an adjudication of liability, if, pursuant to Investment Company Act Release 11330, a determination is made that such person was not liable by reason of disabling conduct by: (i) final decision of the court before which the proceeding was brought; or (ii) in the absence of such a decision, a reasonable determination, based on factual review, that the person was not liable for reasons of such conduct is made by:
(a) a majority vote of disinterested, independent trustees; or (b) independent legal counsel in a written opinion.

Advancement of expenses incurred in defending such actions may be made pursuant to Release 11330, provided that the person undertakes to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one or more of the following conditions is met: (1) the person provides security for the undertaking; (2) Registrant is insured against losses arising by reason of any lawful advances; or (3) a majority of disinterested non-party trustees or independent legal counsel in a written opinion determines, based on review of readily available facts, that there is reason to believe the person ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provision, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 25. Business and Other Connections of the Investment Adviser

Thrivent Investment Mgt. is the investment adviser of Registrant. Thrivent Investment Mgt. also acts as the principal underwriter and administrator for Registrant. The business and other connections of the directors and offers of Thrivent Investment Mgt. are set forth below and on the Form ADV on file with the Securities and Exchange Commission (file No. 801-29618).

The business and other connections of the officers and directors of Mercator Asset Management LP (Subadviser for a portion of Thrivent Partner International Stock Fund) are set forth in the Form ADV of Mercator Asset Management LP on file with the Securities and Exchange Commission (file No. 801-50347).

The business and other connections of the officers and directors T. Rowe Price International, Inc. (Subadviser for a portion of Thrivent Partner International Stock Fund) are set forth in the Form ADV of T. Rowe Price International, Inc. on file with the Securities and Exchange Commission (file No. 801-14713).

The business and other connections of the officers and directors T. Rowe Price Associates, Inc. (Subadviser for Thrivent Partner Small Cap Value Fund) are set forth in the Form ADV of T. Rowe Price Associates, Inc. on file with the Securities and Exchange Commission (file No. 801-856).

Item 26. Principal Underwriters

(a) Not applicable.

(b) The directors and executive officers of Thrivent Investment Mgt. are listed below. Unless otherwise indicated, their principal address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

   Name and Principal             Positions and Offices             Positions and Offices
    Business Address                 with Underwriter                    with Fund
   ------------------             ---------------------             ---------------------

John O. Gilbert            Director and Chairman                N/A

Bruce J. Nicholson         Director and President               N/A

Jon M. Stellmacher         Director and Senior Vice President   N/A
4321 North Ballard Road
Appleton, Wisconsin
54919-0007

Woodrow E. Eno             Director, Senior Vice President      N/A
                           and Secretary

Pamela J. Moret            Director and Senior Vice President   Trustee and President

James A. Thomsen           Director and Senior Vice President   N/A

Russell W. Swansen         Senior Vice President and Chief      Vice President
                           Investment Officer

Randall L. Boushek         Chief Financial Officer              Treasurer

Doug Ahrenstorff           Vice President                       N/A
4321 N. Ballard Road
Appleton, Wisconsin
54919-0007

Karl D. Anderson           Vice President                       N/A

Craig T. Britton           Vice President                       N/A

David C. Francis           Vice President                       N/A
4321 N. Ballard Road
Appleton, Wisconsin
54919-0007

Michael J. Haglin          Vice President                       N/A

John E. Hite               Vice President and Chief             N/A
                           Compliance Officer

Frederick P. Johnson       Vice President                       Vice President

Richard J. Kleven          Vice President                       N/A

Katie S. Kloster           Vice President and Chief Financial   Vice President and Chief
                           Officer                              Compliance Officer

Marnie Loomans-Theucks     Vice President                       Vice President
4321 North Ballard Road
Appleton, Wisconsin
54919-0001

Michael J. Mevis           Vice President                       N/A
4321 N. Ballard Road
Appleton, Wisconsin
54919-0007

Thomas R. Mischka          Vice President                       Vice President and Anti-Money
4321 North Ballard Road                                         Laundering Officer
Appleton, Wisconsin
54919-0001

James E. Nelson            Vice President and Assistant         Secretary and Chief Legal Officer
                           Secretary

Brenda J. Pederson         Vice President                       N/A

Mark L. Simenstad          Vice President                       N/A

Richard B. Ruckdashel      Vice President                       N/A

Thomas C. Schinke          Vice President                       N/A

Nikki L. Sorum             Senior Vice President                Vice President

Terry W. Timm              Vice President                       N/A
4321 North Ballard Road
Appleton, Wisconsin
54919-0001

David L. Westmark          Vice President                       N/A
4321 North Ballard Road
Appleton, Wisconsin
54919-0007

Anita J.T. Young           Vice President                       N/A

Marlene J. Nogle           Assistant Secretary                  Assistant Secretary

John C. Bjork              Assistant Secretary                  Assistant Secretary

(c) Not applicable

Item 27. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's Custodian as follows: all documents required to be maintained by Rule 31a-1(b) will be maintained by the Funds, (625 Fourth Avenue South, Minneapolis, Minnesota 55415) except that records required to be maintained by paragraph
(2)(iv) of Rule 31a-1(b) will be maintained by the Custodian (State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110).

Item 28. Management Services

Not Applicable

Item 29. Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on this 23rd day of December 2004.

                                           THRIVENT MUTUAL FUNDS


                                           /s/ John C. Bjork
                                           -------------------------------------
                                           John C. Bjork
                                           Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities and on the 23rd day of December 2004:

Signature                                  Title
---------                                  -----


*                                          President and Trustee (Principal
----------------------------------------   Executive Officer)
Pamela J. Moret


*                                          Treasurer (Principal Financial and
----------------------------------------   Accounting Officer)
Randall L. Boushek


*                                          Trustee
----------------------------------------
F. Gregory Campbell


*                                          Trustee
----------------------------------------
Herbert F. Eggerding, Jr.


*                                          Trustee
----------------------------------------
Noel K. Estenson


*                                          Trustee
----------------------------------------
Richard L. Gady


*                                          Trustee
----------------------------------------
Richard A. Hauser


*                                          Trustee
----------------------------------------
Connie M. Levi


*                                          Trustee
----------------------------------------
Edward W. Smeds

John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Trustees and Officers of Thrivent Mutual Funds pursuant to the powers of attorney duly executed by such persons.


                                           /s/ John C. Bjork
                                           -------------------------------------
                                           John C. Bjork
                                           Attorney-in-Fact

                                Index to Exhibits

Exhibit Number   Name of Exhibit
--------------   ---------------
(h)(5)           Expense Reimbursement Agreement

(i)              Opinion and Consent of Counsel

(p)(2) Code of Ethics for Registrant's Principal Executive, Financial, and Accounting Officers